Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 30, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	HEALTH CARE REIT INC /DE/
Entity Central Index Key	0000766704
Document Type	8-K
Document Period End date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q4
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 12,459,634,449
Entity Common Stock Shares Outstanding		260,433,734

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real property owned:
Land and land improvements	$ 1,365,391	$ 1,116,756
Buildings and improvements	15,635,127	13,073,747
Acquired lease intangibles	673,684	428,199
Real property held for sale, net of accumulated depreciation	245,213	36,115
Construction in progress	162,984	189,502
Gross real property owned	18,082,399	14,844,319
Less accumulated depreciation and amortization	(1,555,055)	(1,194,476)
Net real property owned	16,527,344	13,649,843
Real estate loans receivable:
Real estate loans receivable	895,665	292,507
Net real estate investments	17,423,009	13,942,350
Other assets:
Investments in unconsolidated entities	438,936	241,722
Goodwill	68,321	68,321
Deferred loan expenses	66,327	58,584
Cash and cash equivalents	1,033,764	163,482
Restricted cash	107,657	69,620
Receivables and other assets	411,095	380,527
Total other assets	2,126,100	982,256
Total assets	19,549,109	14,924,606
Liabilities:
Borrowings under unsecured lines of credit arrangements	0	610,000
Senior unsecured notes	6,114,151	4,434,107
Secured debt	2,336,196	2,112,649
Capital lease obligations	81,552	83,996
Accrued expenses and other liabilities	462,099	371,557
Total liabilities	8,993,998	7,612,309
Redeemable noncontrolling interests	34,592	33,650
Equity:
Preferred stock	1,022,917	1,010,417
Common stock	260,396	192,299
Capital in excess of par value	10,543,690	7,019,714
Treasury stock	(17,875)	(13,535)
Cumulative net income	2,184,819	1,893,806
Cumulative dividends	(3,694,579)	(2,972,129)
Accumulated other comprehensive income	(11,028)	(11,928)
Other equity	6,461	6,120
Total Health Care REIT, Inc. stockholders' equity	10,294,801	7,124,764
Noncontrolling interests	225,718	153,883
Total equity	10,520,519	7,278,647
Total liabilities and equity	$ 19,549,109	$ 14,924,606

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Rental income	$ 1,079,737		$ 821,075		$ 478,934
Resident fees and services	697,494		456,085		51,006
Interest income	39,065		41,070		40,855
Other income	5,271		11,295		7,245
Total revenues	1,821,567		1,329,525		578,040
Expenses:
Interest expense	367,007		297,285		133,892
Property operating expenses	570,117		377,739		77,787
Depreciation and amortization	515,749		393,744		165,026
General and administrative	97,341		77,201		54,626
Transaction costs	61,609		70,224		46,660
Loss (gain) on derivatives, net	1,825		0		0
Loss (gain) on extinguishment of debt, net	(775)		(979)		34,171
Provision for loan losses	27,008		2,010		29,684
Total expenses	1,636,231		1,217,224		541,846
Income from continuing operations before income taxes and income from unconsolidated entities	185,336		112,301		36,194
Income tax (expense) benefit	(7,612)		(1,388)		(364)
Income from unconsolidated entities	2,482		5,772		6,673
Income from continuing operations	180,206		116,685		42,503
Discontinued operations:
Gain (loss) on sales of properties, net	100,549		61,160		36,115
Impairment of assets	(29,287)		(12,194)		(947)
Income (loss) from discontinued operations, net	43,372		47,065		51,213
Discontinued operations, net	114,634		96,031		86,381
Net income	294,840		212,716		128,884
Less: Preferred stock dividends	69,129		60,502		21,645
Less: Preferred stock redemption charge	6,242		0		0
Net Income Loss Attributable To Noncontrolling Interest	(2,415)	[1]	(4,894)	[1]	357	[1]
Net income attributable to common stockholders	$ 221,884		$ 157,108		$ 106,882
Average number of common shares outstanding:
Basic	224,343		173,741		127,656
Diluted	225,953		174,401		128,208
Basic:
Income from continuing operations attributable to common stockholders	$ 0.48		$ 0.35		$ 0.16
Discontinued operations, net	$ 0.51		$ 0.55		$ 0.68
Basic earnings per share	$ 0.99		$ 0.9		$ 0.84
Diluted:
Income from continuing operations attributable to common stockholders	$ 0.47		$ 0.35		$ 0.16
Discontinued operations, net	$ 0.51		$ 0.55		$ 0.67
Diluted earnings per share	$ 0.98		$ 0.9		$ 0.83

[1]	Includes amounts attributable to redeemable noncontrolling interests

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Comprehensive Income [Abstract]
Net income	$ 294,840	$ 212,716	$ 128,884
Other comprehensive income (loss):
Unrecognized gains (losses) on equity investments	403	(122)	54
Unrecognized gains (losses) on cash flow hedges	3,200	3,189	(10,307)
Reclassification adjustment realized in net income	(1,596)	(1,781)	2,244
Unrecognized actuarial gain/(loss)	(226)	(2,115)	(199)
Unrecognized gains (losses) on foreign currency translation	(881)	0	0
Total other comprehensive income	900	(829)	(8,208)
Total comprehensive income	295,740	211,887	120,676
Net and comprehensive income attributable to noncontrolling interests	(2,415)	(4,894)	357
Comprehensive income attributable to controlling interests	$ 293,325	$ 206,993	$ 121,033

Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Capital in Excess of Par Value	Treasury Stock	Cumulative Net Income	Cumulative Dividends	Accumulated Other Comprehensive Income	Other Equity	Noncontrolling Interests
Balances at beginning of period at Dec. 31, 2009	$ 3,807,451	$ 288,683	$ 123,385	$ 3,900,666	$ (7,619)	$ 1,547,669	$ (2,057,658)	$ (2,891)	$ 4,804	$ 10,412
Comprehensive income:
Net income (loss)	128,884					128,527				357
Other comprehensive income	(8,208)							(8,208)
Total comprehensive Income	120,676
Contributions by noncontrolling interests	166,421			43,640						122,781
Distributions to noncontrolling interests	(3,301)									(3,301)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	95,522		2,300	97,696	(3,733)				(741)
Net proceeds from sale of common stock	905,386		21,131	884,255
Net proceeds from issuance of preferred stock	0
Equity component of convertible debt	(9,689)			(9,689)
Equity consideration in business combinations	19,388	16,667		2,721
Redemption of preferred stock	(165)	(165)
Conversion of preferred stock	0	(13,518)	339	13,179
Option compensation expense	1,634								1,634
Cash dividends paid:
Common stock cash dividends	(348,578)						(348,578)
Preferred stock cash dividends	(21,645)						(21,645)
Balances at end of period at Dec. 31, 2010	4,733,100	291,667	147,155	4,932,468	(11,352)	1,676,196	(2,427,881)	(11,099)	5,697	130,249
Comprehensive income:
Net income (loss)	214,019					217,610				(3,591)
Other comprehensive income	(829)							(829)
Total comprehensive Income	213,190
Contributions by noncontrolling interests	71,829			6,468						65,361
Distributions to noncontrolling interests	(38,136)									(38,136)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	138,207		2,895	138,989	(2,183)				(1,494)
Net proceeds from sale of common stock	2,006,351		42,249	1,964,102
Net proceeds from issuance of preferred stock	696,437	718,750		(22,313)
Option compensation expense	1,917								1,917
Cash dividends paid:
Common stock cash dividends	(483,746)						(483,746)
Preferred stock cash dividends	(60,502)						(60,502)
Balances at end of period at Dec. 31, 2011	7,278,647	1,010,417	192,299	7,019,714	(13,535)	1,893,806	(2,972,129)	(11,928)	6,120	153,883
Comprehensive income:
Net income (loss)	295,775					297,255				(1,480)
Other comprehensive income	900							900
Total comprehensive Income	296,675
Contributions by noncontrolling interests	90,156			222						89,934
Distributions to noncontrolling interests	(23,977)			(7,358)						(16,619)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	145,739		2,658	149,955	(4,340)				(2,534)
Net proceeds from sale of common stock	3,446,932		64,400	3,382,532
Net proceeds from issuance of preferred stock	277,687	287,500		(9,813)
Equity component of convertible debt	3,275		1,039	2,236
Redemption of preferred stock	(275,040)	(275,000)		6,202		(6,242)
Option compensation expense	2,875								2,875
Cash dividends paid:
Common stock cash dividends	(653,321)						(653,321)
Preferred stock cash dividends	(69,129)						(69,129)
Balances at end of period at Dec. 31, 2012	$ 10,520,519	$ 1,022,917	$ 260,396	$ 10,543,690	$ (17,875)	$ 2,184,819	$ (3,694,579)	$ (11,028)	$ 6,461	$ 225,718

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating activities
Net income	$ 294,840		$ 212,716		$ 128,884
Adjustments to reconcile net income to net cash provided from (used in) operating activities:
Depreciation and amortization expenses	533,585		423,605		202,543
Other amortization expenses	15,185		16,851		17,169
Provision for loan losses	27,008		2,010		29,684
Impairment of assets	29,287		12,194		947
Stock-based compensation expense	18,521		10,786		11,823
Loss on derivatives	(1,825)		0		0
Loss (gain) on extinguishment of debt, net	(775)		(979)		34,171
Income from unconsolidated entities	(2,482)		(5,772)		(6,673)
Rental income less than (in excess of) cash received	(32,362)		(31,578)		(6,594)
Amortization related to above (below) market leases, net	165		(2,507)		(2,856)
Gain (loss) on sales of properties, net	(100,549)		(61,160)		(36,115)
Distributions by unconsolidated entities operating	(17,607)		(6,149)		0
Increase (decrease) in accrued expenses and other liabilities	38,213		10,653		12,293
Decrease (increase) in receivables and other assets	(18,285)		(4,744)		(20,535)
Net cash provided from (used in) operating activities	818,133		588,224		364,741
Investing activities
Investment in real property, net of cash acquired	(3,345,111)		(4,905,122)		(2,074,176)
Capitalized interest	(9,777)		(13,164)		(20,792)
Investment in real estate loans receivable	(665,094)		(51,477)		(97,265)
Other investments, net of payments	25,425		(22,986)		(133,894)
Principal collected on real estate loans receivable	35,020		188,811		43,495
Contributions to unconsolidated entities	(227,735)		(2,784)		(196,413)
Distributions by unconsolidated entities investing	13,136		9,135		103
Proceeds from (payments on) derivatives	6,652		0		0
Decrease (increase) in restricted cash	(35,766)		30,248		(52,124)
Proceeds from sales of real property	610,271		247,210		219,027
Net cash provided from (used in) investing activities	(3,592,979)		(4,520,129)		(2,312,039)
Financing activities
Net increase (decrease) under unsecured lines of credit arrangements	(610,000)		310,000		160,000
Proceeds from issuance of senior unsecured notes	2,025,708		1,381,086		1,821,683
Payments to extinguish senior unsecured notes	(370,524)		(3)		(495,542)
Secured debt issued	157,418		119,030		154,306
Payments on secured debt	(406,210)		(83,998)		(217,711)
Net proceeds from the issuance of common stock	3,581,292		2,137,594		995,438
Net proceeds from issuance of preferred stock	277,687		696,437		0
Redemption of preferred stock	(275,000)		0		0
Decrease (increase) in deferred loan expenses	(7,152)		(28,867)		(3,869)
Contributions by noncontrolling interests	24,115	[1]	8,604	[1]	2,611	[1]
Distributions to noncontrolling interests	(29,353)	[1]	(30,705)	[1]	(3,301)	[1]
Cash distributions to stockholders	(722,450)		(544,248)		(370,223)
Other financing activities	(403)		(1,113)		0
Net cash provided from (used in) financing activities	3,645,128		3,963,817		2,043,392
Increase (decrease) in cash and cash equivalents	870,282		31,912		96,094
Cash and cash equivalents at beginning of period	163,482		131,570		35,476
Cash and cash equivalents at end of period	1,033,764		163,482		131,570
Supplemental cash flow information:
Interest paid	369,511		285,884		156,207
Income taxes paid	$ 3,071		$ 389		$ 319

[1]	Includes amounts attributable to redeemable noncontrolling interests. See accompanying notes.

Business	12 Months Ended
Dec. 31, 2012
Business [Abstract]
Business

1. Business

     Health Care REIT, Inc., an S&P 500 company with headquarters in Toledo, Ohio, is an equity real estate investment trust (“REIT”) that invests in seniors housing and health care real estate. Our full service platform offers property management and development services to our customers. As of December 31, 2012, our diversified portfolio consisted of 1,025 properties in 46 states, the United Kingdom, and Canada. Founded in 1970, we were the first real estate investment trust to invest exclusively in health care facilities.

Accounting Policies and Related Matters	12 Months Ended
Dec. 31, 2012
Accounting Policies and Related Matters [Abstract]
Accounting Policies and Related Matters

2. Accounting Policies and Related Matters

Principles of Consolidation

     The consolidated financial statements include the accounts of our wholly-owned subsidiaries and joint venture entities that we control, through voting rights or other means. All material intercompany transactions and balances have been eliminated in consolidation.

     At inception of joint venture transactions, we identify entities for which control is achieved through means other than voting rights (“variable interest entities” or “VIEs”) and determine which business enterprise is the primary beneficiary of its operations. A VIE is broadly defined as an entity where either (i) the equity investors as a group, if any, do not have a controlling financial interest, or (ii) the equity investment at risk is insufficient to finance that entity's activities without additional subordinated financial support. We consolidate investments in VIEs when we are determined to be the primary beneficiary. Accounting Standards Codification Topic 810, Consolidations (“ASC 810”), requires enterprises to perform a qualitative approach to determining whether or not a VIE will need to be consolidated on a continuous basis. This evaluation is based on an enterprise's ability to direct and influence the activities of a VIE that most significantly impact that entity's economic performance.

     For investments in joint ventures, we evaluate the type of rights held by the limited partner(s), which may preclude consolidation in circumstances in which the sole general partner would otherwise consolidate the limited partnership. The assessment of limited partners' rights and their impact on the presumption of control over a limited partnership by the sole general partner should be made when an investor becomes the sole general partner and should be reassessed if (i) there is a change to the terms or in the exercisability of the rights of the limited partners, (ii) the sole general partner increases or decreases its ownership in the limited partnership, or (iii) there is an increase or decrease in the number of outstanding limited partnership interests. We similarly evaluate the rights of managing members of limited liability companies.

Use of Estimates

     The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition

     Revenue is recorded in accordance with U.S. GAAP, which requires that revenue be recognized after four basic criteria are met. These four criteria include persuasive evidence of an arrangement, the rendering of service, fixed and determinable income and reasonably assured collectability. Interest income on loans is recognized as earned based upon the principal amount outstanding subject to an evaluation of collectability risk. Substantially all of our operating leases contain escalating rent structures. Leases with fixed annual rental escalators are generally recognized on a straight-line basis over the initial lease period, subject to a collectability assessment. Rental income related to leases with contingent rental escalators is generally recorded based on the contractual cash rental payments due for the period. Leases in our medical office building portfolio typically include some form of operating expense reimbursement by the tenant. Certain payments made to operators are treated as lease incentives and amortized as a reduction of revenue over the lease term. We recognize resident fees and services, other than move-in fees, monthly as services are provided. Lease agreements with residents generally have a term of one year and are cancelable by the resident with 30 days' notice.

Cash and Cash Equivalents

     Cash and cash equivalents consist of all highly liquid investments with an original maturity of three months or less.

Restricted Cash

     Restricted cash primarily consists of amounts held by lenders to provide future payments for real estate taxes, insurance, tenant and capital improvements and amounts held in escrow relating to acquisitions we are entitled to receive over a period of time as outlined in the escrow agreement.

Deferred Loan Expenses

     Deferred loan expenses are costs incurred by us in connection with the issuance, assumption and amendments of debt arrangements. We amortize these costs over the term of the debt using the straight-line method, which approximates the effective interest method.

Investments in Unconsolidated Entities

     Investments in less than majority owned entities where our interests represent a general partnership interest but substantive participating or kick-out rights have been granted to the limited partners, or where our interests do not represent the general partnership interest and we do not control the major operating and financial policies of the entity, are reported under the equity method of accounting. Under the equity method of accounting, our share of the investee's earnings or losses is included in our consolidated results of operations. To the extent that our cost basis is different from the basis reflected at the entity level, the basis difference is generally amortized over the lives of the related assets and liabilities, and such amortization is included in our share of equity in earnings of the entity. The initial carrying value of investments in unconsolidated entities is based on the amount paid to purchase the entity interest or the estimated fair value of the assets prior to the sale of interests in the entity. Other equity investments include an investment in available-for-sale securities. These equity investments represented a minimal ownership interest in these companies. We evaluate our equity method investments for impairment based upon a comparison of the estimated fair value of the equity method investment to its carrying value. When we determine a decline in the estimated fair value of such an investment below its carrying value is other-than-temporary, an impairment is recorded.

Redeemable Noncontrolling Interests

     Certain noncontrolling interests are redeemable at fair value. Accordingly, we record the carrying amount of the noncontrolling interests at the greater of (i) the initial carrying amount, increased or decreased for the noncontrolling interest's share of net income or loss and its share of other comprehensive income or loss and dividends or (ii) the redemption value. In accordance with ASC 810, the redeemable noncontrolling interests were classified outside of permanent equity, as a mezzanine item, in the balance sheet.

Real Property Owned

     Real property developed by us is recorded at cost, including the capitalization of construction period interest. Expenditures for repairs and maintenance are expensed as incurred. Property acquisitions are accounted for as business combinations where we measure the assets acquired, liabilities (including assumed debt and contingencies) and any noncontrolling interests at their fair values on the acquisition date. The cost of real property acquired, which represents substantially all of the purchase price, is allocated to net tangible and identifiable intangible assets based on their respective fair values. These properties are depreciated on a straight-line basis over their estimated useful lives which range from 15 to 40 years for buildings and 5 to 15 years for improvements. Tangible assets primarily consist of land, buildings and improvements, including those related to capital leases. We consider costs incurred in conjunction with re-leasing properties, including tenant improvements and lease commissions, to represent the acquisition of productive assets and, accordingly, such costs are reflected as investment activities in our statement of cash flows.

     The remaining purchase price is allocated among identifiable intangible assets primarily consisting of the above or below market component of in-place leases and the value associated with the presence of in-place tenants or residents. The value allocable to the above or below market component of the acquired in-place lease is determined based upon the present value (using a discount rate which reflects the risks associated with the acquired leases) of the difference between (i) the contractual amounts to be paid pursuant to the lease over its remaining term, and (ii) management's estimate of the amounts that would be paid using fair market rates over the remaining term of the lease. The amounts allocated to above market leases are included in acquired lease intangibles and below market leases are included in other liabilities in the balance sheet and are amortized to rental income over the remaining terms of the respective leases.

     The total amount of other intangible assets acquired is further allocated to in-place lease values and customer relationship values for in-place tenants based on management's evaluation of the specific characteristics of each tenant's lease and our overall relationship with that respective tenant. Characteristics considered by management in allocating these values include the nature and extent of our existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant's credit quality and expectations of lease renewals, among other factors. The total amount of other intangible assets acquired is further allocated to in-place lease values for in-place residents with such value representing (i) value associated with lost revenue related to tenant reimbursable operating costs that would be incurred in an assumed re-leasing period, and (ii) value associated with lost rental revenue from existing leases during an assumed re-leasing period. This intangible asset will be amortized over the assumed re-leasing period.

     The net book value of long-lived assets is reviewed quarterly on a property by property basis to determine if facts and circumstances suggest that the assets may be impaired or that the depreciable life may need to be changed. We consider external factors relating to each asset and the existence of a master lease which may link the cash flows of an individual asset to a larger portfolio of assets leased to the same tenant. If these factors and the projected undiscounted cash flows of the asset over the remaining depreciation period indicate that the asset will not be recoverable, the carrying value is reduced to the estimated fair market value. In addition, we are exposed to the risks inherent in concentrating investments in real estate, and in particular, the seniors housing and health care industries. A downturn in the real estate industry could adversely affect the value of our properties and our ability to sell properties for a price or on terms acceptable to us.

Capitalization of Construction Period Interest

     We capitalize interest costs associated with funds used for the construction of properties owned directly by us. The amount capitalized is based upon the balance outstanding during the construction period using the rate of interest which approximates our cost of financing. We capitalize interest costs related to construction of real property owned by us. Our interest expense reflected in the consolidated statements of comprehensive income has been reduced by the amounts capitalized.

Gain on Sale of Assets

     We recognize sales of assets only upon the closing of the transaction with the purchaser. Payments received from purchasers prior to closing are recorded as deposits and classified as other assets on our consolidated balance sheets. Gains on assets sold are recognized using the full accrual method upon closing when (i) the collectability of the sales price is reasonably assured, (ii) we are not obligated to perform significant activities after the sale to earn the profit, (iii) we have received adequate initial investment from the purchaser and (iv) other profit recognition criteria have been satisfied. Gains may be deferred in whole or in part until the sales satisfy the requirements of gain recognition on sales of real estate.

Real Estate Loans Receivable

     Real estate loans receivable consist of mortgage loans and other real estate loans. Interest income on loans is recognized as earned based upon the principal amount outstanding subject to an evaluation of collectability risks. The loans are primarily collateralized by a first, second or third mortgage lien, a leasehold mortgage on, or an assignment of the partnership interest in, the related properties, corporate guaranties and/or personal guaranties.

Allowance for Losses on Loans Receivable

     The allowance for losses on loans receivable is maintained at a level believed adequate to absorb potential losses in our loans receivable. The determination of the allowance is based on a quarterly evaluation of these loans, including general economic conditions and estimated collectability of loan payments. We evaluate the collectability of our loans receivable based on a combination of factors, including, but not limited to, delinquency status, historical loan charge-offs, financial strength of the borrower and guarantors and value of the underlying collateral. If such factors indicate that there is greater risk of loan charge-offs, additional allowances or placement on non-accrual status may be required. A loan is impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due as scheduled according to the contractual terms of the original loan agreement. Consistent with this definition, all loans on non-accrual are deemed impaired. To the extent circumstances improve and the risk of collectability is diminished, we will return these loans to full accrual status. While a loan is on non-accrual status, any cash receipts are applied against the outstanding principal balance.

Goodwill

    We account for goodwill in accordance with U.S. GAAP. Goodwill is tested annually for impairment and is tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying amount, including goodwill, exceeds the reporting unit's fair value and the implied fair value of goodwill is less than the carrying amount of that goodwill. We have not had any goodwill impairments.

 Fair Value of Derivative Instruments

     Derivatives are recorded at fair value on the balance sheet as assets or liabilities. The valuation of derivative instruments requires us to make estimates and judgments that affect the fair value of the instruments. Fair values of our derivatives are estimated by pricing models that consider the forward yield curves and discount rates. The fair value of our forward exchange contracts are estimated by pricing models that consider foreign currency spot rates, forward trade rates and discount rates. Such amounts and the recognition of such amounts are subject to significant estimates that may change in the future. See Note 11 for additional information.

Federal Income Tax

    We have elected to be treated as a REIT under the applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with our first taxable year, and made no provision for federal income tax purposes prior to our acquisition of our “taxable REIT subsidiaries.” As a result of these as well as subsequent acquisitions, we now record income tax expense or benefit with respect to certain of our entities that are taxed as taxable REIT subsidiaries under provisions similar to those applicable to regular corporations and not under the REIT provisions.

We account for deferred income taxes using the asset and liability method and recognize deferred tax assets and liabilities for the expected future tax consequences of events that have been included in our financial statements or tax returns. Under this method, we determine deferred tax assets and liabilities based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Any increase or decrease in the deferred tax liability that results from a change in circumstances, and that causes a change in our judgment about expected future tax consequences of events, is included in the tax provision when such changes occur. Deferred income taxes also reflect the impact of operating loss and tax credit carryforwards. A valuation allowance is provided if we believe it is more likely than not that all or some portion of the deferred tax asset will not be realized. Any increase or decrease in the valuation allowance that results from a change in circumstances, and that causes a change in our judgment about the realizability of the related deferred tax asset, is included in the tax provision when such changes occur. See Note 18 for additional information.

Foreign Currency

Certain of our subsidiaries' functional currencies are the local currencies of their respective countries. We translate the results of operations of our foreign subsidiaries into U.S. dollars using average rates of exchange in effect during the period, and we translate balance sheet accounts using exchange rates in effect at the end of the period. We record resulting currency translation adjustments in accumulated other comprehensive income, a component of stockholders' equity, on our consolidated balance sheets. We record transaction gains and losses in our consolidated statements of comprehensive income.

Earnings Per Share

     Basic earnings per share is computed by dividing net income available to common stockholders by the weighted-average number of shares outstanding for the period adjusted for non-vested shares of restricted stock. The computation of diluted earnings per share is similar to basic earnings per share, except that the number of shares is increased to include the number of additional common shares that would have been outstanding if the potentially dilutive common shares had been issued.

New Accounting Standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”), which requires incremental fair value disclosures in the notes to the financial statements. We have adopted ASU 2011-04 effective January 1, 2012. The adoption of this guidance did not have a material impact on our consolidated financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”), which requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  We have adopted ASU 2011-05 effective January 1, 2012 and presented total comprehensive income on the consolidated statements of comprehensive income. Further disclosures including reconciliation from net income to total comprehensive income will be required on an annual basis. The provisions of ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05” delayed the requirement to present certain reclassifications on the face of the financial statements.

Reclassifications

     Certain amounts in prior years have been reclassified to conform to current year presentation.

Real Property Acquisitions and Development	12 Months Ended
Dec. 31, 2012
Real Property Acquisitions and Development [Abstract]
Real Property Acquisitions and Development

3. Real Property Acquisitions and Development

The total purchase price for all properties acquired has been allocated to the tangible and identifiable intangible assets, liabilities and noncontrolling interests based upon their respective fair values in accordance with our accounting policies. The results of operations for these acquisitions have been included in our consolidated results of operations since the date of acquisition and are a component of the appropriate segments. Transaction costs primarily represent costs incurred with property acquisitions, including due diligence costs, fees for legal and valuation services and termination of pre-existing relationships computed based on the fair value of the assets acquired, lease termination fees and other acquisition-related costs. During the year ended December 31, 2012, we finalized our purchase price allocation of certain previously reported acquisitions and there were no material changes from those previously disclosed.

Seniors Housing Triple-net Activity

The following is our purchase price allocations and other seniors housing triple-net real property investment activity for the periods presented (in thousands):

	Year Ended December 31,
	2012(1)	2011	2010
Land and land improvements	$87,242	$212,156	$61,290
Buildings and improvements	984,077	3,108,508	967,239
Receivables and other assets	119	9,101	0
Total assets acquired(2)	1,071,438	3,329,765	1,028,529
Secured debt	(89,881)	(93,431)	(84,086)
Accrued expenses and other liabilities	(3,542)	(91,290)	(26,345)
Total liabilities assumed	(93,423)	(184,721)	(110,431)
Capital in excess of par	921	0	0
Noncontrolling interests	(17,215)	0	0
Non-cash acquisition related activity	(616)	(2,532)	(9,922)
Cash disbursed for acquisitions	961,105	3,142,512	908,176
Construction in progress additions	179,684	182,626	85,993
Less: Capitalized interest	(6,041)	(5,752)	(6,396)
Cash disbursed for construction in progress	173,643	176,874	79,597
Capital improvements to existing properties	67,026	0	21,833
Total cash invested in real property, net of cash acquired	$1,201,774	$3,319,386	$1,009,606

(1) Includes acquisitions with an aggregate purchase price of $37,772,000 for which the allocation of the purchase price consideration is preliminary and subject to change.
(2) Excludes $2,031,000 of cash acquired during the year ended December 31, 2012.

Seniors Housing Operating Activity

Acquisitions of seniors housing operating properties are structured under RIDEA, which is described in Note 18. This structure results in the inclusion of all resident revenues and related property operating expenses from the operation of these qualified health care properties in our consolidated statements of comprehensive income. Certain of our subsidiaries' functional currencies are the local currencies of their respective countries. See Note 2 for information regarding our foreign currency policies.

The following is a summary of our seniors housing operating real property investment activity for the periods presented (in thousands):

	Year Ended December 31,
	2012(1)	2011	2010
Land and land improvements	$146,332	$112,350	$75,620
Buildings and improvements	1,341,560	1,512,764	676,623
Acquired lease intangibles	118,077	122,371	63,757
Restricted cash	1,296	20,699	-
Receivables and other assets	10,125	901	16,459
Total assets acquired(2)	1,617,390	1,769,085	832,459
Secured debt	(124,190)	(796,272)	(305,167)
Accrued expenses and other liabilities	(17,347)	(44,483)	(6,849)
Total liabilities assumed	(141,537)	(840,755)	(312,016)
Capital in excess of par	-	(6,017)	(43,641)
Noncontrolling interests	(56,884)	(69,984)	(101,091)
Cash disbursed for acquisitions	1,418,969	852,329	375,711
Capital improvements to existing properties	21,751	15,880	1,735
Total cash invested in real property, net of cash acquired	$1,440,720	$868,209	$377,446

(1) Includes acquisitions with an aggregate purchase price of $1,370,128,000 for which the allocation of the purchase price consideration is preliminary and subject to change.
(2) Excludes $20,691,000, $38,952,000 and $8,532,000 of cash acquired during the years ended December 31, 2012, 2011 and 2010, respectively.

Medical Facilities Activity

Accrued contingent consideration related to certain medical facility acquisitions was $34,692,000 and $39,827,000 as of December 31, 2012 and 2011, respectively. Of the amount recognized, $12,500,000 is required to be settled in the Company's common stock upon the achievement of certain performance thresholds. The following is a summary of our medical facilities real property investment activity for the periods presented (in thousands):

	Year Ended December 31,
	2012(1)	2011	2010
Land and land improvements	$68,619	$48,342	$49,632
Buildings and improvements	648,409	520,976	513,152
Acquired lease intangibles	115,233	60,609	67,929
Restricted cash	975	100	0
Goodwill(2)	0	0	68,321
Receivables and other assets	4,469	3,053	0
Total assets acquired(3)	837,705	633,080	699,034
Secured debt	(267,527)	(72,225)	(170,255)
Accrued expenses and other liabilities	(25,928)	(34,214)	(75,010)
Total liabilities assumed	(293,455)	(106,439)	(245,265)
Capital in excess of par	0	0	(2,721)
Noncontrolling interests	(193)	(7,211)	(10,848)
Preferred stock	0	0	(16,667)
Non-cash acquisition related activity	(880)	0	0
Cash disbursed for acquisitions	543,177	519,430	423,533
Construction in progress additions	134,830	165,593	252,595
Less: Capitalized interest	(3,736)	(7,412)	(13,924)
Accruals	(18,327)	(33,451)	(11,435)
Cash disbursed for construction in progress	112,767	124,730	227,236
Capital improvements to existing properties	46,673	24,031	36,354
Total cash invested in real property, net of cash acquired	$702,617	$668,191	$687,123

(1) Includes acquisitions with an aggregate purchase price of $190,799,000 for which the allocation of the purchase price consideration is preliminary and subject to change.
(2) Goodwill represents the estimated fair value of the future development pipeline expected to be generated. Cash flows from this future pipeline are expected to come from development activities and the ability to perform the management functions at the assets after the properties are developed.
(3) Excludes $2,154,000 of cash acquired during the year ended December 31, 2011.

Construction Activity

     The following is a summary of the construction projects that were placed into service and began generating revenues during the periods presented:

	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Development projects:
Seniors housing triple-net	$146,913	$114,161	$273,034
Medical facilities	189,135	355,935	162,376
Total development projects	336,048	470,096	435,410
Expansion projects	4,983	45,414	3,216
Total construction in progress conversions	$341,031	$515,510	$438,626

At December 31, 2012, future minimum lease payments receivable under operating leases (excluding properties in our seniors housing operating partnerships and excluding any operating expense reimbursements) are as follows (in thousands):

2013	$1,039,427
2014	980,258
2015	952,029
2016	950,079
2017	929,224
Thereafter	7,579,800
Totals	$12,430,817

Real Estate Intangibles	12 Months Ended
Dec. 31, 2012
Real Estate Intangibles [Abstract]
Real Estate Intangibles

4. Real Estate Intangibles

     The following is a summary of our real estate intangibles, excluding those classified as held for sale, as of the dates indicated (dollars in thousands):

	December 31, 2012	December 31, 2011
Assets:
In place lease intangibles	$541,729	$332,645
Above market tenant leases	56,086	35,973
Below market ground leases	61,450	51,316
Lease commissions	14,419	8,265
Gross historical cost	673,684	428,199
Accumulated amortization	(257,242)	(148,380)
Net book value	$416,442	$279,819

Weighted-average amortization period in years	16.4	17.0

Liabilities:
Below market tenant leases	$77,036	$67,284
Above market ground leases	9,490	5,020
Gross historical cost	86,526	72,304
Accumulated amortization	(27,753)	(21,387)
Net book value	$58,773	$50,917

Weighted-average amortization period in years	14.3	12.3

The following is a summary of real estate intangible amortization for the periods presented (in thousands):

	Year Ended December 31,
	2012	2011	2010
Rental income related to above/below market tenant leases, net	$1,120	$3,340	$3,829
Property operating expenses related to above/below market ground leases, net	(1,285)	(1,161)	(1,049)
Depreciation and amortization related to in place lease intangibles and lease commissions	(103,044)	(98,856)	(18,298)

     The future estimated aggregate amortization of intangible assets and liabilities is as follows for the periods presented (in thousands):

	Assets	Liabilities
2013	$112,730	$7,200
2014	62,787	6,616
2015	29,220	5,645
2016	23,201	5,233
2017	23,453	4,920
Thereafter	165,051	29,159
Totals	$416,442	$58,773

Dispositions, Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2012
Disclosure Dispositions, Assets Held for Sale and Discontinued Operations [Abstract]
Dispositions, Assets Held for Sale and Discontinued Operations

5. Dispositions, Assets Held for Sale and Discontinued Operations

Impairment of assets as reflected in our consolidated statements of comprehensive income relate to properties designated as held for sale and represent the charges necessary to adjust the carrying values to estimated fair values less costs to sell based on current sales price expectations. The following is a summary of our real property disposition activity for the periods presented (in thousands):

	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Real property dispositions:
Seniors housing triple-net	$372,378	$150,755	$170,290
Medical facilities	149,344	35,295	14,092
Total dispositions	521,722	186,050	184,382
Add: Gain (loss) on sales of real property, net	100,549	61,160	36,115
Seller financing on sales of real property	(12,000)	0	(1,470)
Proceeds from real property sales	$610,271	$247,210	$219,027

At December 31, 2012, $46,201,000 of sales proceeds is on deposit in an Internal Revenue Code Section 1031 exchange account escrow account with a qualified intermediary. We have reclassified the income and expenses attributable to all properties sold prior to or held for sale at March 31, 2013 to discontinued operations. Expenses include an allocation of interest expense based on property carrying values and our weighted-average cost of debt. The following illustrates the reclassification impact as a result of classifying properties as discontinued operations for the periods presented (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues:
Rental income	$79,855	$107,771	$124,476
Expenses:
Interest expense	16,293	24,714	27,068
Property operating expenses	2,354	6,131	8,678
Provision for depreciation	17,836	29,861	37,517
Income (loss) from discontinued operations, net	$43,372	$47,065	$51,213

Real Estate Loans Receivable	12 Months Ended
Dec. 31, 2012
Real Estate Loans Receivable [Abstract]
Real Estate Loans Receivable

6. Real Estate Loans Receivable

     The following is a summary of our real estate loans receivable (in thousands):

	December 31,
	2012	2011
Mortgage loans	$87,955	$63,934
Other real estate loans	807,710	228,573
Totals	$895,665	$292,507

The following is a summary of our real estate loan activity for the periods presented (in thousands):

	Year Ended
	December 31, 2012				December 31, 2011			December 31, 2010
	Seniors	Seniors			Seniors			Seniors
	Housing	Housing	Medical		Housing	Medical		Housing	Medical
	Triple-net	Operating(1)	Facilities	Totals	Triple-net	Facilities	Totals	Triple-net	Facilities	Totals
Advances:
Investments in new loans	$2,220	$580,834	$38,336	$621,390	$18,541	$0	$18,541	$9,742	$41,644	$51,386
Draws on existing loans	41,754	0	1,950	43,704	29,752	3,184	32,936	46,113	1,236	47,349
Sub-total	43,974	580,834	40,286	665,094	48,293	3,184	51,477	55,855	42,880	98,735
Less: Seller financing on property sales	0	0	0	0	0	0	0	0	(1,470)	(1,470)
Net cash advances on real estate loans	43,974	580,834	40,286	665,094	48,293	3,184	51,477	55,855	41,410	97,265
Receipts:
Loan payoffs	10,387	0	2,168	12,555	162,705	2,943	165,648	5,619	6,233	11,852
Principal payments on loans	19,786	0	2,679	22,465	17,856	5,307	23,163	24,203	7,440	31,643
Total receipts on real estate loans	30,173	0	4,847	35,020	180,561	8,250	188,811	29,822	13,673	43,495
Net advances (receipts) on real estate loans	$13,801	$580,834	$35,439	$630,074	$(132,268)	$(5,066)	$(137,334)	$26,033	$27,737	$53,770

(1) Represents loan to Sunrise Senior Living, Inc. that was acquired upon merger consummation on January 9, 2013 as discussed in Note 21.

The following is a summary of the allowance for losses on loans receivable for the periods presented (in thousands):

	Year Ended December 31,
	2012(1)	2011(2)	2010(3)
Balance at beginning of year	$-	$1,276	$5,183
Provision for loan losses	27,008	2,010	29,684
Charge-offs	(27,008)	(3,286)	(33,591)
Balance at end of year	$-	$-	$1,276

(1) Provision and charge-off amounts relate to one entrance fee community in our seniors housing triple-net segment.
(2) Provision and charge-off amounts relate to one hospital in our medical facilities segment.
(3) Provision and charge-off amounts relate to certain early stage seniors housing and CCRC development projects in our seniors housing triple-net segment.

The following is a summary of our loan impairments (in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance of impaired loans at end of year	$4,230	$6,244	$9,691
Allowance for loan losses	-	-	1,276
Balance of impaired loans not reserved	$4,230	$6,244	$8,415
Average impaired loans for the year	$5,237	$7,968	$38,409
Interest recognized on impaired loans(1)	44	-	103

(1) Represents interest recognized prior to placement on non-accrual status.

Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2012
Investments in Unconsolidated Entities [Abstract]
Investments in Unconsolidated Entities

7. Investments in Unconsolidated Entities

     During the year ended December 31, 2010, we entered into a joint venture investment with Forest City Enterprises (NYSE:FCE.A and FCE.B). We acquired a 49% interest in a seven-building life science campus located at University Park in Cambridge, Massachusetts, which is immediately adjacent to the campus of the Massachusetts Institute of Technology. At December 31, 2012, our investment of $174,692,000 is recorded as an investment in unconsolidated entities on the balance sheet. The aggregate remaining unamortized basis difference of our investment in this joint venture of $448,000 at December 31, 2012 is primarily attributable to real estate and related intangible assets and will be amortized over the life of the related properties and included in the reported amount of income from unconsolidated entities.

     On December 31, 2010, we formed a strategic partnership with a national medical office building company whereby the partnership invested in 17 medical office properties. We own a controlling interest in 11 properties and consolidate them. Consolidation is based on a combination of ownership interest and control of operational decision-making authority. We do not own a controlling interest in six properties and account for them under the equity method. Our investment in the strategic partnership provides us access to health systems and includes development and property management resources.

     During the three months ended June 30, 2012, we entered into a joint venture with Chartwell Retirement Residences (TSX:CSH.UN). The portfolio contains 42 properties in Canada, 39 of which are owned 50% by us and Chartwell, and three of which we wholly own. All properties are managed by Chartwell. In connection with the 39 properties, we invested $223,134,000 of cash which was recorded as an investment in unconsolidated entities on the balance sheet. The 39 properties are accounted for under the equity method of accounting and do not qualify as VIEs (variable interest entities). The joint venture is structured under RIDEA. The aggregate remaining unamortized basis difference of our investment in this joint venture of $8,656,000 at December 31, 2012 is primarily attributable to transaction costs that will be amortized over the weighted-average useful life of the related properties and included in the reported amount of income from unconsolidated entities.

     The results of operations for these properties have been included in our consolidated results of operations from the date of acquisition by the joint ventures and are reflected in our statements of comprehensive income as income or loss from unconsolidated entities. The following is a summary of our income from and investments in unconsolidated entities (dollars in thousands):

			Year Ended December 31,			December 31,
	Percentage Ownership	Properties	2012 Income (loss)	2011 Income (loss)	2010 Income (loss)	2012 Assets	2011 Assets
Seniors housing triple-net(1)	10% to 49%	21	$(33)	$(9)	$-	$34,618	$30,975
Seniors housing operating	33% to 50%	39	(6,364)	(1,531)	-	217,701	15,429
Medical facilities	36% to 49%	13	8,879	7,312	6,673	186,617	195,318
Total			$2,482	$5,772	$6,673	$438,936	$241,722

(1) Asset amounts include an available-for-sale equity investment. See Note 16 for additional information.

Customer Concentration	12 Months Ended
Dec. 31, 2012
Concentration Risk [Abstract]
Customer Concentration

8. Customer Concentration

     The following table summarizes certain information about our customer concentration as of December 31, 2012 (dollars in thousands):

	Number of	Total	Percent of
Concentration by investment:(1)	Properties	Investment(2)	Investment(3)
Genesis HealthCare	177	$2,682,822	15%
Sunrise Senior Living	10	1,087,357	6%
Merrill Gardens	48	1,084,536	6%
Belmont Village	19	896,692	5%
Benchmark Senior Living	35	842,760	5%
Remaining portfolio	684	10,828,842	63%
Totals	973	$17,423,009	100%

_____________________

  Genesis is in our seniors housing triple-net segment whereas the other top five customers are in our seniors housing operating segment.
  Excludes our share of investments in unconsolidated entities. Please see Note 7 for additional information.
  Investments with our top five customers comprised 41% of total investments at December 31, 2011.

Borrowings Under Lines of Credit Arrangements and Related Items	12 Months Ended
Dec. 31, 2012
Borrowings Under Line of Credit Arrangement and Related Items [Abstract]
Borrowings Under Lines of Credit Arrangements and Related Items

9. Borrowings Under Line of Credit Arrangement and Related Items

     Please see Note 21 regarding line of credit activity that occurred subsequent to December 31, 2012. At December 31, 2012, we had a $2,000,000,000 unsecured line of credit arrangement with a consortium of 31 banks with an option to upsize the facility by up to an additional $500,000,000 through an accordion feature, allowing for an aggregate commitment of up to $2,500,000,000. The revolving credit facility was scheduled to expire July 27, 2015. Borrowings under the agreement are subject to interest payable in periods no longer than three months at either the agent bank's prime rate of interest or the applicable margin over LIBOR interest rate, at our option (1.56% at December 31, 2012). The applicable margin is based on certain of our debt ratings and was 1.35% at December 31, 2012. In addition, we pay a facility fee annually to each bank based on the bank's commitment amount. The facility fee depends on certain of our debt ratings and was 0.25% at December 31, 2012. Principal is due upon expiration of the agreement. In addition, at December 31, 2012, we had a $5,000,000 unsecured revolving demand note undrawn and bearing interest at 1-month LIBOR plus 110 basis points.

     The following information relates to aggregate borrowings under our unsecured lines of credit arrangements for the periods presented (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance outstanding at year end	$0	$610,000	$300,000
Maximum amount outstanding at any month end	$897,000	$710,000	$560,000
Average amount outstanding (total of daily
principal balances divided by days in period)	$191,378	$240,104	$268,762
Weighted-average interest rate (actual interest
expense divided by average borrowings outstanding)	1.80%	1.51%	1.48%

Senior Unsecured Notes and Secured Debt	12 Months Ended
Dec. 31, 2012
Senior Unsecured Notes and Secured Debt [Abstract]
Senior Unsecured Notes and Secured Debt

10. Senior Unsecured Notes and Secured Debt

We may repurchase, redeem or refinance convertible and non-convertible senior unsecured notes from time to time, taking advantage of favorable market conditions when available. We may purchase senior notes for cash through open market purchases, privately negotiated transactions, a tender offer or, in some cases, through the early redemption of such securities pursuant to their terms. The non-convertible senior unsecured notes are redeemable at our option, at any time in whole or from time to time in part, at a redemption price equal to the sum of (1) the principal amount of the notes (or portion of such notes) being redeemed plus accrued and unpaid interest thereon up to the redemption date and (2) any “make-whole” amount due under the terms of the notes in connection with early redemptions. Redemptions and repurchases of debt, if any, will depend on prevailing market conditions, our liquidity requirements, contractual restrictions and other factors. At December 31, 2012, the annual principal payments due on these debt obligations were as follows (in thousands):

	Senior	Secured
	Unsecured Notes(1,2)	Debt (1,3)	Totals
2013	$300,000	$110,034	$410,034
2014	0	204,783	204,783
2015(4)	501,054	224,486	725,540
2016	700,000	328,730	1,028,730
2017	450,000	320,943	770,943
Thereafter	4,194,403	1,122,610	5,317,013
Totals	$6,145,457	$2,311,586	$8,457,043

(1) Amounts represent principal amounts due and do not include unamortized premiums/discounts or other fair value adjustments as reflected on the consolidated balance sheet.
(2) Annual interest rates range from 2.25% to 6.5%, excluding the Canadian denominated unsecured term loan.
(3) Annual interest rates range from 1.0% to 10.0%. Carrying value of the properties securing the debt totaled $3,953,516,000 at December 31, 2012.
(4) On July 30, 2012, we completed funding on a $250,000,000 Canadian denominated unsecured term loan (approximately $251,054,000 USD at exchange rates on December 31, 2012). The loan matures on July 27, 2015 (with an option to extend for an additional year at our discretion) and bears interest at the Canadian Dealer Offered Rate plus 145 basis points (2.67% at December 31, 2012).

During the twelve months ended December 31, 2010, we issued $494,403,000 of 3.00% senior unsecured convertible notes due December 2029, generating net proceeds of $486,084,000. The notes are convertible, in certain circumstances, into cash and, if applicable, shares of common stock at an initial conversion rate of 19.5064 shares per $1,000 principal amount of notes, which represents an initial conversion price of $51.27 per share. In general, upon conversion, the holder of each note would receive, in respect of the conversion value of such note, cash up to the principal amount of such note and common stock for the note's conversion value in excess of such principal amount. In addition, on each of December 1, 2014, December 1, 2019 and December 1, 2024, holders may require us to purchase all or a portion of their notes at a purchase price in cash equal to 100% of the principal amount of the notes to be purchased, plus any accrued and unpaid interest. The notes are bifurcated into a debt component and an equity component since they may be settled in cash upon conversion. The value of the debt component is based upon the estimated fair value of a similar debt instrument without the conversion feature at the time of issuance. The difference between the contractual principal on the debt and the value allocated to the debt of $29,925,000 was recorded as an equity component and represents the conversion feature of the instrument. The excess of the contractual principal amount of the debt over its estimated fair value is amortized to interest expense using the effective interest method over the period used to estimate the fair value.

The following is a summary of our senior unsecured note principal activity, excluding the Canadian denominated unsecured term loan, during the periods presented (dollars in thousands):

	Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
		Weighted Avg.		Weighted Avg.		Weighted Avg.
	Amount	Interest Rate	Amount	Interest Rate	Amount	Interest Rate

Beginning balance	$4,464,927	5.133%	$3,064,930	5.129%	$1,661,853	5.557%
Debt issued	1,800,000	3.691%	1,400,000	5.143%	1,844,403	4.653%
Debt extinguished	(76,853)	8.000%	(3)	4.750%	(441,326)	4.750%
Debt redeemed	(293,671)	4.750%	-	0.000%	-	0.000%
Ending balance	$5,894,403	4.675%	$4,464,927	5.133%	$3,064,930	5.129%

The following is a summary of our secured debt principal activity for the periods presented (dollars in thousands):

	Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
		Weighted Avg.		Weighted Avg.		Weighted Avg.
	Amount	Interest Rate	Amount	Interest Rate	Amount	Interest Rate
Beginning balance	$2,108,384	5.285%	$1,133,715	5.972%	$623,045	5.842%
Debt issued	157,418	4.212%	116,903	5.697%	157,156	5.454%
Debt assumed	444,744	5.681%	940,854	4.444%	564,656	6.089%
Debt extinguished	(360,403)	4.672%	(55,317)	5.949%	(194,493)	6.073%
Foreign currency	187	5.637%	-	0.000%	-	0.000%
Principal payments	(38,744)	5.456%	(27,771)	5.845%	(16,649)	5.792%
Ending balance	$2,311,586	5.140%	$2,108,384	5.285%	$1,133,715	5.972%

Our debt agreements contain various covenants, restrictions and events of default. Certain agreements require us to maintain certain financial ratios and minimum net worth and impose certain limits on our ability to incur indebtedness, create liens and make investments or acquisitions. As of December 31, 2012, we were in compliance with all of the covenants under our debt agreements.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments

11. Derivative Instruments

We are exposed to various market risks, including the potential loss arising from adverse changes in interest rates. We may elect to use financial derivative instruments to hedge interest rate exposure. These decisions are principally based on our policy to manage the general trend in interest rates at the applicable dates and our perception of the future volatility of interest rates. In addition, non-U.S. investments expose us to the potential losses associated with adverse changes in foreign currency to U.S. Dollar exchange rates. We elected to manage this risk through the use of a forward exchange contract and issuing debt in the foreign currency.

Interest Rate Swap Contracts Designated as Cash Flow Hedges

For instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income (“OCI”), and reclassified into earnings in the same period, or periods, during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in earnings. As of December 31, 2012, we had one interest rate swap for a total aggregate notional amount of $11,905,000. The swap hedges interest payments associated with long-term LIBOR based borrowings and matures on December 31, 2013. Approximately $1,973,000 of losses, which are included in accumulated other comprehensive income (“AOCI”), are expected to be reclassified into earnings in the next 12 months.

Foreign Currency Hedges

For instruments that are designated and qualify as net investment hedges, the variability in the foreign currency to U.S. dollar of the instrument is recorded as a cumulative translation adjustment component of OCI.  The balance of the cumulative translation adjustment will be reclassified to earnings when the hedged investment is sold or substantially liquidated. On February 15, 2012, we entered into a forward exchange contract to purchase $250,000,000 Canadian Dollars at a fixed rate in the future.  The forward contract was used to limit exposure to fluctuations in the Canadian Dollar to U.S. Dollar exchange rate associated with our initial cash investment funded for the Chartwell transaction.  On May 3, 2012, this forward exchange contract was settled for a gain of $2,772,000, which was reflected on the consolidated statement of comprehensive income, and the proceeds were used to fund our investment.    On May 3, 2012, we also entered into a forward contract to sell $250,000,000 Canadian dollars at a fixed rate on July 31, 2012 to hedge our net investment. We settled the forward contract on July 31, 2012 with the net loss reflected in OCI. Upon settlement of the forward contract we entered into a $250,000,000 Canadian Dollar term loan which has been designated as a net investment hedge of our Chartwell investment and changes in fair value are reported in OCI as no ineffectiveness is anticipated.

On August 30, 2012, we entered into two cross currency swaps to purchase £125,000,000.  The swaps were used to limit exposure to fluctuations in the Pound Sterling to U.S. Dollar exchange rate associated with our initial cash investment funded for the Sunrise transaction discussed in Note 21. The cross currency swaps have been designated as a net investment hedge, and changes in fair value are reported in OCI as no ineffectiveness is anticipated.

On September 17, 2012, we entered into two forward exchange contracts to purchase $14,000,000 Canadian Dollars and £23,000,000 at a fixed rate in the future.  The forward contracts were used to limit exposure to fluctuations in foreign currency associated with future international transactions.

The following presents the impact of derivative instruments on the statement of comprehensive income and OCI for the periods presented (dollars in thousands):

		Year Ended
	Location	December 31, 2012	December 31, 2011	December 31, 2010
Gain (loss) on interest rate swap recognized in OCI (effective portion)	OCI	$3,200	$3,189	$(10,307)
Gain (loss) on interest rate swaps reclassified from AOCI into income (effective portion)	Interest expense	(1,596)	1,781	(2,244)
Gain (loss) on forward exchange contracts recognized in income	Realized gain	1,921	0	0
Gain (loss) on interest rate swaps recognized in income	Realized loss	(96)	0	0
Gain (loss) on forward exchange contracts designated as net investment hedge recognized in OCI	OCI	(5,134)	0	0

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Disclosure Commitments and Contingencies [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

     At December 31, 2012, we had nine outstanding letter of credit obligations totaling $7,172,000 and expiring between 2013 and 2014. At December 31, 2012, we had outstanding construction in process of $162,984,000 for leased properties and were committed to providing additional funds of approximately $213,255,000 to complete construction. At December 31, 2012, we had contingent purchase obligations totaling $79,963,000, excluding our Sunrise-related commitment described in Note 21. These contingent purchase obligations relate to unfunded capital improvement obligations and contingent obligations on acquisitions. Rents due from the tenant are increased to reflect the additional investment in the property.

     We evaluate our leases for operating versus capital lease treatment in accordance with ASC Topic 840 “Leases.”  A lease is classified as a capital lease if it provides for transfer of ownership of the leased asset at the end of the lease term, contains a bargain purchase option, has a lease term greater than 75% of the economic life of the leased asset, or if the net present value of the future minimum lease payments are in excess of 90% of the fair value of the leased asset. Certain leases contain bargain purchase options and have been classified as capital leases. At December 31, 2012, we had operating lease obligations of $699,990,000 relating to certain ground leases and Company office space. We incurred rental expense relating to company office space of $1,534,000, $1,901,000 and $1,280,000 for the years ended December 31, 2012, 2011 and 2010, respectively. Regarding the ground leases, we have sublease agreements with certain of our operators that require the operators to reimburse us for our monthly operating lease obligations. At December 31, 2012, aggregate future minimum rentals to be received under these noncancelable subleases totaled $47,632,000.

     At December 31, 2012, future minimum lease payments due under operating and capital leases are as follows (in thousands):

	Operating Leases	Capital Leases(1)
2013	$11,046	$73,562
2014	11,267	1,219
2015	11,072	8,984
2016	11,168	559
2017	11,180	559
Thereafter	644,257	970
Totals	$699,990	$85,853

(1) Amounts above represent principal and interest obligations under capital lease arrangements. Related assets with a gross value of $186,343,000 and accumulated depreciation of $8,639,000 are recorded in real property.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

13. Stockholders' Equity

     The following is a summary of our stockholder's equity capital accounts as of the dates indicated:

	December 31, 2012	December 31, 2011
Preferred Stock, $1.00 par value:
Authorized shares	50,000,000	50,000,000
Issued shares	26,224,854	25,724,854
Outstanding shares	26,224,854	25,724,854

Common Stock, $1.00 par value:
Authorized shares	400,000,000	400,000,000
Issued shares	260,780,109	192,604,918
Outstanding shares	260,373,754	192,275,248

Preferred Stock. The following is a summary of our preferred stock activity during the periods presented (dollars in thousands, except per share amounts):

	Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
		Weighted Avg.		Weighted Avg.		Weighted Avg.
	Shares	Dividend Rate	Shares	Dividend Rate	Shares	Dividend Rate

Beginning balance	25,724,854	7.013%	11,349,854	7.663%	11,474,093	7.697%
Shares issued	11,500,000	6.500%	14,375,000	6.500%	349,854	6.000%
Shares redeemed	(11,000,000)	7.716%	-	0.000%	(5,513)	7.500%
Shares converted	-	0.000%	-	0.000%	(468,580)	7.262%
Ending balance	26,224,854	6.493%	25,724,854	7.013%	11,349,854	7.663%

     During the three months ended December 31, 2010, we issued 349,854 shares of 6.00% Series H Cumulative Convertible and Redeemable Preferred Stock in connection with a business combination. These shares have a liquidation value of $25.00 per share. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, may be redeemed by us at a redemption price of $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, on or after December 31, 2015.

     During the three months ended March 31, 2011, we issued 14,375,000 of 6.50% Series I Cumulative Convertible Perpetual Preferred Stock. These shares have a liquidation value of $50.00 per share. Dividends are payable quarterly in arrears. The preferred stock is not redeemable by us. The preferred shares are convertible, at the holder's option, into 0.8460 shares of common stock (equal to an initial conversion price of approximately $59.10).

     During the three months ended March 31, 2012, we issued 11,500,000 of 6.50% Series J Cumulative Redeemable Preferred Stock. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, may be redeemed by us at a redemption price of $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, on or after March 7, 2017.

     Common Stock. The following is a summary of our common stock issuances during the periods indicated (dollars in thousands, except per share amounts):

	Shares Issued	Average Price	Gross Proceeds	Net Proceeds

September 2010 public issuance	9,200,000	$45.75	$420,900	$403,921
December 2010 public issuance	11,500,000	43.75	503,125	482,448
2010 Dividend reinvestment plan issuances	1,957,364	43.95	86,034	86,034
2010 Equity shelf program issuances	431,082	44.94	19,371	19,013
2010 Option exercises	129,054	31.17	4,022	4,022
2010 Totals	23,217,500		$1,033,452	$995,438

March 2011 public issuance	28,750,000	$49.25	$1,415,938	$1,358,543
November 2011 public issuance	12,650,000	50.00	632,500	606,595
2011 Dividend reinvestment plan issuances	2,534,707	48.44	122,794	121,846
2011 Equity shelf program issuances	848,620	50.53	42,888	41,982
2011 Option exercises	232,081	37.17	8,628	8,628
2011 Totals	45,015,408		$2,222,748	$2,137,594

February 2012 public issuance	20,700,000	$53.50	$1,107,450	$1,062,256
August 2012 public issuance	13,800,000	58.75	810,750	778,011
September 2012 public issuance	29,900,000	56.00	1,674,400	1,606,665
2012 Dividend reinvestment plan issuances	2,136,140	56.37	120,411	120,411
2012 Option exercises	341,371	40.86	13,949	13,949
2012 Senior note conversions	1,039,721		0	0
2012 Totals	67,917,232		$3,726,960	$3,581,292

     Dividends. The increase in dividends is primarily attributable to increases in our common and preferred shares outstanding as described above. Please refer to Notes 2 and 18 for information related to federal income tax of dividends. The following is a summary of our dividend payments (in thousands, except per share amounts):

	Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
	Per Share	Amount	Per Share	Amount	Per Share	Amount

Common Stock	$2.96000	$653,321	$2.83500	$483,746	$2.74000	$348,578
Series D Preferred Stock	0.50301	2,012	1.96875	7,875	1.96875	7,875
Series E Preferred Stock	-	0	-	0	1.12500	94
Series F Preferred Stock	0.48715	3,410	1.90625	13,344	1.90625	13,344
Series G Preferred Stock	-	0	-	0	1.40640	332
Series H Preferred Stock	2.85840	1,000	2.85840	1,000	-	0
Series I Preferred Stock	3.25000	46,719	1.33159	38,283	-	0
Series J Preferred Stock	1.39038	15,988	-	0	-	0
Totals		$722,450		$544,248		$370,223

Accumulated Other Comprehensive Income. The following is a summary of accumulated other comprehensive income/(loss) as of the dates indicated (in thousands):

	December 31, 2012	December 31, 2011
Unrecognized gains (losses) on cash flow hedges	$(6,957)	$(8,561)
Unrecognized gains (losses) on equity investments	(216)	(619)
Unrecognized gains (losses) on foreign currency translation	(881)	0
Unrecognized actuarial gains (losses)	(2,974)	(2,748)
Totals	$(11,028)	$(11,928)

     Other Equity. Other equity consists of accumulated option compensation expense, which represents the amount of amortized compensation costs related to stock options awarded to employees and directors. Expense, which is recognized as the options vest based on the market value at the date of the award, totaled $2,875,000, $1,917,000 and $1,634,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Stock Incentive Plans	12 Months Ended
Dec. 31, 2012
Stock Incentive Plans [Abstract]
Stock Incentive Plans

14. Stock Incentive Plans

     Our Amended and Restated 2005 Long-Term Incentive Plan authorizes up to 6,200,000 shares of common stock to be issued at the discretion of the Compensation Committee of the Board of Directors. The 2005 Plan replaced the 1995 Stock Incentive Plan and the Stock Plan for Non-Employee Directors. The options granted to officers and key employees under the 1995 Plan vested through 2010 and expire ten years from the date of grant. Our non-employee directors, officers and key employees are eligible to participate in the 2005 Plan. The 2005 Plan allows for the issuance of, among other things, stock options, restricted stock, deferred stock units and dividend equivalent rights. Vesting periods for options, deferred stock units and restricted shares generally range from three years for non-employee directors to five years for officers and key employees. Options expire ten years from the date of grant.

Valuation Assumptions

     The fair value of each option grant is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted-average assumptions:

	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Dividend yield	5.16%	5.74%	6.28%
Expected volatility	35.15%	34.80%	34.08%
Risk-free interest rate	1.48%	2.87%	3.23%
Expected life (in years)	7.0	7.0	7.0
Weighted-average fair value	$11.11	$9.60	$7.82

     The dividend yield represented the dividend yield of our common stock on the dates of grant. Our computation of expected volatility was based on historical volatility. The risk-free interest rates used were the 7-year U.S. Treasury Notes yield on the date of grant. The expected life was based on historical experience of similar awards, giving consideration to the contractual terms, vesting schedules and expectations regarding future employee behavior.

Option Award Activity

     The following table summarizes information about stock option activity for the periods presented:

	Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
	Number of	Weighted	Number of	Weighted	Number of	Weighted
	Shares	Average	Shares	Average	Shares	Average
Stock Options	(000's)	Exercise Price	(000's)	Exercise Price	(000's)	Exercise Price
Options at beginning of year	1,252	$42.12	1,207	$39.45	1,062	$37.71
Options granted	332	57.33	289	49.17	280	43.29
Options exercised	(341)	40.11	(232)	36.92	(129)	33.58
Options terminated	(81)	51.81	(12)	43.09	(6)	37.82
Options at end of period	1,162	$46.40	1,252	$42.12	1,207	$39.45

Options exercisable at end of period	313	$40.82	427	$39.45	440	$37.76
Weighted average fair value of
options granted during the period		$11.11		$9.60		$7.82

     The following table summarizes information about stock options outstanding at December 31, 2012:

	Options Outstanding			Options Exercisable
	Number	Weighted	Weighted Average	Number	Weighted	Weighted Average
	Outstanding	Average	Remaining	Exercisable	Average	Remaining
Range of Per Share Exercise Prices	(thousands)	Exercise Price	Contract Life	(thousands)	Exercise Price	Contract Life
$30-$40	271	$36.80	6.3	132	$36.58	5.5
$40-$50	593	45.31	7.7	181	43.90	6.3
$50+	298	57.33	10.0	-	-	-
Totals	1,162	$$46.40	6.9	313	$40.82	6.0

Aggregate intrinsic value	$17,095,000			$6,341,000

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the quoted price of our common stock for the options that were in-the-money at December 31, 2012. During the years ended December 31, 2012, 2011 and 2010, the aggregate intrinsic value of options exercised under our stock incentive plans was $6,186,000, $3,390,000 and $1,798,000, respectively (determined as of the date of option exercise). Cash received from option exercises under our stock incentive plans was $13,949,000, $8,628,000 and $4,022,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

As of December 31, 2012, there was approximately $5,104,000 of total unrecognized compensation cost related to unvested stock options granted under our stock incentive plans. That cost is expected to be recognized over a weighted-average period of 4 years. As of December 31, 2012, there was approximately $24,796,000 of total unrecognized compensation cost related to unvested restricted stock granted under our stock incentive plans. That cost is expected to be recognized over a weighted-average period of 3 years.

The following table summarizes information about non-vested stock incentive awards as of December 31, 2012 and changes for the year ended December 31, 2012:

	Stock Options		Restricted Stock
	Number of	Weighted-Average	Number of	Weighted-Average
	Shares	Grant Date	Shares	Grant Date
	(000's)	Fair Value	(000's)	Fair Value
Non-vested at December 31, 2011	825	$7.40	508	$44.91
Vested	(211)	6.96	(228)	47.38
Granted	332	11.11	404	57.31
Terminated	(97)	7.29	(83)	42.75
Non-vested at December 31, 2012	849	$8.97	601	$52.60

We use the Black-Scholes-Merton option pricing model to estimate the value of stock option grants and expect to continue to use this acceptable option valuation model. We recognize compensation cost for share-based grants on a straight-line basis through the date the awards become fully vested or to the retirement eligible date, if sooner. Compensation cost totaled $18,521,000, $10,786,000 and $11,823,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

15. Earnings Per Share

     The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31,
	2012	2011	2010
Numerator for basic and diluted earnings
per share - net income attributable to
common stockholders	$221,884	$157,108	$106,882

Denominator for basic earnings per
share: weighted-average shares	224,343	173,741	127,656
Effect of dilutive securities:
Employee stock options	231	176	125
Non-vested restricted shares	312	246	420
Convertible senior unsecured notes	1,067	238	7
Dilutive potential common shares	1,610	660	552
Denominator for diluted earnings per
share: adjusted-weighted average shares	225,953	174,401	128,208

Basic earnings per share	$0.99	$0.90	$0.84
Diluted earnings per share	$0.98	$0.90	$0.83

The diluted earnings per share calculations exclude the dilutive effect of 182,000, 0 and 280,000 stock options for the years ended December 31, 2012, 2011 and 2010, respectively, because the exercise prices were more than the average market price. The Series H Cumulative Convertible and Redeemable Preferred Stock issued in 2010 was excluded from the calculations for 2010 and 2011 as the effect of the conversions was anti-dilutive. The Series I Cumulative Convertible Perpetual Preferred Stock issued in 2011 was excluded from the calculations for 2011 and 2012 as the effect of the conversions was anti-dilutive.

Disclosure about Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Disclosure About Fair Value of Financial Instruments [Abstract]
Disclosure about Fair Value of Financial Instruments

16. Disclosure about Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Mortgage Loans and Other Real Estate Loans Receivable — The fair value of mortgage loans and other real estate loans receivable is generally estimated by using level two and level three inputs such as discounting the estimated future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Cash and Cash Equivalents — The carrying amount approximates fair value.

Available-for-sale Equity Investments — Available-for-sale equity investments are recorded at their fair value based on level one publicly available trading prices.

Borrowings Under Unsecured Line of Credit Arrangements — The carrying amount of the unsecured line of credit arrangements approximates fair value because the borrowings are interest rate adjustable.

Senior Unsecured Notes — The fair value of the senior unsecured notes payable was estimated based on level one publicly available trading prices.

Secured Debt — The fair value of fixed rate secured debt is estimated using level two inputs by discounting the estimated future cash flows using the current rates at which similar loans would be made with similar credit ratings and for the same remaining maturities. The carrying amount of variable rate secured debt approximates fair value because the borrowings are interest rate adjustable.

Interest Rate Swap Agreements — Interest rate swap agreements are recorded as assets or liabilities on the balance sheet at fair market value. Fair market value is estimated using level two inputs by utilizing pricing models that consider forward yield curves and discount rates.

Foreign Currency Forward Contracts — Foreign currency forward contracts are recorded as assets or liabilities on the balance sheet at fair market value. Fair market value is determined using level two inputs by estimating the future value of the currency pair based on existing exchange rates, comprised of current spot and traded forward points, and calculating a present value of the net amount using a discount factor based on observable traded interest rates.

The carrying amounts and estimated fair values of our financial instruments are as follows (in thousands):

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial Assets:
Mortgage loans receivable	$87,955	$88,975	$63,934	$64,194
Other real estate loans receivable	807,710	820,195	228,573	231,308
Available-for-sale equity investments	1,384	1,384	980	980
Cash and cash equivalents	1,033,764	1,033,764	163,482	163,482

Financial Liabilities:
Borrowings under unsecured lines of credit arrangements	$0	$0	$610,000	$610,000
Senior unsecured notes	6,114,151	6,793,424	4,434,107	4,709,736
Secured debt	2,336,196	2,515,145	2,112,649	2,297,278
Interest rate swap agreements	264	264	2,854	2,854
Foreign currency forward contracts	7,247	7,247	0	0

U.S. GAAP provides authoritative guidance for measuring and disclosing fair value measurements of assets and liabilities. The guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Please see Note 2 for additional information.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Items Measured at Fair Value on a Recurring Basis

The market approach is utilized to measure fair value for our financial assets and liabilities reported at fair value on a recurring basis. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

	Fair Value Measurements as of December 31, 2012
	Total	Level 1	Level 2	Level 3
Available-for-sale equity investments(1)	$1,384	$1,384	$0	$0
Interest rate swap agreements(2)	(264)	0	(264)	0
Foreign currency forward contract(2)	(7,247)	0	(7,247)	0
Totals	$(6,127)	$1,384	$(7,511)	$0

(1) Unrealized gains or losses on equity investments are recorded in accumulated other comprehensive income (loss) at each measurement date.
(2) Please see Note 11 for additional information.

Items Measured at Fair Value on a Nonrecurring Basis

In addition to items that are measured at fair value on a recurring basis, we also have assets and liabilities in our balance sheet that are measured at fair value on a nonrecurring basis. As these assets and liabilities are not measured at fair value on a recurring basis, they are not included in the tables above. Assets, liabilities and noncontrolling interests that are measured at fair value on a nonrecurring basis include those acquired/assumed in business combinations (see Note 3) and asset impairments (see Note 5 for impairments of real property and Note 6 for impairments of loans receivable). We have determined that the fair value measurements included in each of these assets and liabilities rely primarily on Company-specific inputs and our assumptions about the use of the assets and settlement of liabilities, as observable inputs are not available. As such, we have determined that each of these fair value measurements generally reside within Level 3 of the fair value hierarchy. We estimate the fair value of real estate and related intangibles using the income approach and unobservable data such as net operating income and estimated capitalization and discount rates. We also consider local and national industry market data including comparable sales, and commonly engage an external real estate appraiser to assist us in our estimation of fair value. We estimate the fair value of assets held for sale based on current sales price expectations or, in the absence of such price expectations, Level 3 inputs described above. We estimate the fair value of secured debt assumed in business combinations using current interest rates at which similar borrowings could be obtained on the transaction date.

Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting

17. Segment Reporting

     We invest in seniors housing and health care real estate. We evaluate our business and make resource allocations on our five operating segments: seniors housing triple-net, seniors housing operating, medical office buildings, hospitals and life science. Our seniors housing triple-net properties include skilled nursing/post-acute facilities, assisted living facilities, independent living/continuing care retirement communities and combinations thereof. Under the seniors housing triple-net segment, we invest in seniors housing and health care real estate through acquisition and financing of primarily single tenant properties. Properties acquired are primarily leased under triple-net leases and we are not involved in the management of the property. Our seniors housing operating properties include seniors housing communities that are owned and/or operated through RIDEA structures (see Note 3).

Our medical facility properties include medical office buildings, hospitals and life science buildings which are aggregated into our medical facilities reportable segment. Our medical office buildings are typically leased to multiple tenants and generally require a certain level of property management. Our hospital investments are leased and we are not involved in the management of the property. Our life science investment represents an investment in an unconsolidated entity (see Note 7).

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 2). The results of operations for all acquisitions described in Note 3 are included in our consolidated results of operations from the acquisition dates and are components of the appropriate segments. There are no intersegment sales or transfers.

We evaluate performance based upon net operating income from continuing operations (“NOI”) of each segment. We define NOI as total revenues, including tenant reimbursements, less property level operating expenses, which exclude depreciation and amortization, general and administrative expenses, transaction costs, provision for loan losses and interest expense. We believe NOI provides investors relevant and useful information because it measures the operating performance of our properties at the property level on an unleveraged basis. We use NOI to make decisions about resource allocations and to assess the property level performance of our properties.

Non-segment revenue consists mainly of interest income on non-real estate investments and other income. Non-segment assets consist of corporate assets including cash, deferred loan expenses and corporate offices and equipment among others. Non-property specific revenues and expenses are not allocated to individual segments in determining NOI.

     Summary information for the reportable segments (which excludes unconsolidated entities) during the years ended December 31, 2012, 2011 and 2010 is as follows (in thousands):

Year Ended December 31, 2012:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities	Non-segment / Corporate	Total
Rental income	$692,275	$-	$387,462	$-	$1,079,737
Resident fees and services	-	697,494	-	-	697,494
Interest income	24,380	6,208	8,477	-	39,065
Other income	2,412	-	1,947	912	5,271
Total revenues	719,067	703,702	397,886	912	1,821,567

Property operating expenses	-	(471,678)	(98,439)	-	(570,117)
Net operating income from continuing operations	719,067	232,024	299,447	912	1,251,450

Reconciling items:
Interest expense	(4,525)	(67,524)	(31,540)	(263,418)	(367,007)
(Loss) gain on derivatives, net	(96)	1,921	-	-	1,825
Depreciation and amortization	(203,848)	(165,798)	(146,103)	-	(515,749)
General and administrative	-	-	-	(97,341)	(97,341)
Transaction costs	(35,705)	(12,756)	(13,148)	-	(61,609)
(Loss) gain on extinguishment of debt, net	(2,405)	2,697	483	-	775
Provision for loan losses	(27,008)	-	-	-	(27,008)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$445,480	$(9,436)	$109,139	$(359,847)	$185,336

Total assets	$8,447,698	$5,323,777	$4,706,159	$1,071,475	$19,549,109

Year Ended December 31, 2011:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities	Non-segment / Corporate	Total
Rental income	$546,416	$-	$274,659	$-	$821,075
Resident fees and services	-	456,085	-	-	456,085
Interest income	34,068	-	7,002	-	41,070
Other income	6,620	-	3,985	690	11,295
Total revenues	587,104	456,085	285,646	690	1,329,525

Property operating expenses	-	(314,142)	(63,597)	-	(377,739)
Net operating income from continuing operations	587,104	141,943	222,049	690	951,786

Reconciling items:
Interest expense	(150)	(46,342)	(21,909)	(228,884)	(297,285)
Depreciation and amortization	(158,744)	(138,192)	(96,808)	-	(393,744)
General and administrative	-	-	-	(77,201)	(77,201)
Transaction costs	(27,993)	(36,328)	(5,903)	-	(70,224)
(Loss) gain on extinguishment of debt, net	-	979	-	-	979
Provision for loan losses	-	-	(2,010)	-	(2,010)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$400,217	$(77,940)	$95,419	$(305,395)	$112,301

Total assets	$7,823,953	$3,041,238	$3,795,940	$263,475	$14,924,606

Year Ended December 31, 2010:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities	Non-segment / Corporate	Total
Rental income	$282,974	$-	$195,960	$-	$478,934
Resident fees and services	-	51,006	-	-	51,006
Interest income	36,176	-	4,679	-	40,855
Other income	3,386	-	985	2,874	7,245
Total revenues	322,536	51,006	201,624	2,874	578,040

Property operating expenses	-	(32,621)	(45,166)	-	(77,787)
Net operating income from continuing operations	322,536	18,385	156,458	2,874	500,253

Reconciling items:
Interest expense	4,610	(7,794)	(17,579)	(113,129)	(133,892)
Depreciation and amortization	(81,579)	(15,504)	(67,943)	-	(165,026)
General and administrative	-	-	-	(54,626)	(54,626)
Transaction costs	(20,612)	(20,936)	(5,112)	-	(46,660)
Loss (gain) on extinguishment of debt, net	(7,791)	-	(1,308)	(25,072)	(34,171)
Provision for loan losses	(29,684)	-	-	-	(29,684)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$187,480	$(25,849)	$64,516	$(189,953)	$36,194

Our portfolio of properties and other investments are located in the United States, the United Kingdom and Canada. Revenues and assets are attributed to the country in which the property is physically located. For the year ended December 31, 2012, $25,321,000 (or 1.4% of our revenues) and $856,895,000 (or 4.4% of our assets) were located outside the United States. There were no revenues or assets located outside the United States for the years ended December 31, 2011 and 2010.

Income Taxes and Distributions	12 Months Ended
Dec. 31, 2012
Income Taxes and Distributions [Abstract]
Income Taxes and Distributions

18. Income Taxes and Distributions

We elected to be taxed as a REIT commencing with our first taxable year. To qualify as a REIT for federal income tax purposes, at least 90% of taxable income (excluding 100% of net capital gains) must be distributed to stockholders. REITs that do not distribute a certain amount of current year taxable income in the current year are also subject to a 4% federal excise tax. The main differences between undistributed net income for federal income tax purposes and financial statement purposes are the recognition of straight-line rent for reporting purposes, basis differences in acquisitions, recording of impairments, differing useful lives and depreciation and amortization methods for real property and the provision for loan losses for reporting purposes versus bad debt expense for tax purposes.

Cash distributions paid to common stockholders, for federal income tax purposes, are as follows for the periods presented:

	Year Ended December 31,
	2012	2011	2010
Per Share:
Ordinary income	$1.5000	$1.1472	$0.7774
Return of capital	1.3376	1.4227	1.7408
Long-term capital gains	0.1176	0.1059	0.0190
Unrecaptured section 1250 gains	0.0048	0.1592	0.2028
Totals	$2.9600	$2.8350	$2.7400

Our consolidated provision for income taxes is as follows for the periods presented (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Current	$4,785	$389	$319
Deferred	2,827	999	45
Totals	$7,612	$1,388	$364

REITs generally are not subject to U.S. federal income taxes on that portion of REIT taxable income or capital gain that is distributed to stockholders. For the tax year ended December 31, 2012, as a result of acquisitions located in Canada and the United Kingdom, we were subject to foreign income taxes under the respective tax laws of these jurisdictions. The provision for income taxes for the year ended December 31, 2012 primarily relates to state taxes, foreign taxes, requirements of ASC 740-10, and taxes on TRS income.

For the tax year ended December 31, 2012, the Canadian and United Kingdom tax expense amount included in the consolidated provision for income taxes was $596,000. We did not hold an interest in any entity located in a foreign jurisdiction for the years ended December 31, 2011 and 2010.

A reconciliation of income tax expense, which is computed by applying the federal corporate tax rate for the years ended December 31, 2012, 2011 and 2010, to the income tax provision/(benefit) is as follows for the periods presented (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Tax at statutory rate on earnings from continuing operations before unconsolidated entities, noncontrolling interests and income taxes	$64,979	$54,750	$26,111
Increase in valuation allowance	9,234	(4,732)	317
Tax at statutory rate on earnings not subject to federal income taxes	(72,640)	(48,630)	(26,064)
Other differences	6,039	-	-
Totals	$7,612	$1,388	$364

Each TRS and foreign entity subject to income taxes is a tax paying component for purposes of classifying deferred tax assets and liabilities. The tax effects of taxable and deductible temporary differences, as well as tax attributes, are summarized as follows for the periods presented (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Property, primarily differences in depreciation and amortization, the tax basis of land assets and the treatment of interests and certain costs	$(2,144)	$(1,577)	$(29)
Operating loss and interest deduction carryforwards	8,552	1,488	7,080
Expense accruals and other	4,372	5,749	1,980
Valuation allowance	(12,199)	(2,965)	(7,697)
Totals	$(1,419)	$2,695	$1,334

At December 31, 2012, we recorded a valuation allowance related to the deferred tax assets of our U.S. taxable REIT subsidiaries and Canadian entities. These tax attributes are carried forward in order to offset taxable income in future years. The valuation allowances have been established for these assets based upon our assessment of whether it is more likely than not that such assets may not be realized. During the year ended December 31, 2012, the valuation allowance increased primarily due to additional deferred tax assets recorded for Canadian net operating losses. At December 31, 2012, we had a net operating loss (“NOL”) carryforward related to Canadian entities of $32,061,000. These Canadian losses have a 20-year carryforward period. The valuation allowance rollforward is summarized as follows for the periods presented (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Beginning balance	$2,965	$7,697	$7,380
Additions	9,234	-	317
Deductions	-	(4,732)	-
Ending balance	$12,199	$2,965	$7,697

As a result of certain acquisitions, we are subject to corporate level taxes for any related asset dispositions that may occur during the ten-year period immediately after such assets were owned by a C corporation (“built-in gains tax”). The amount of income potentially subject to this special corporate level tax is generally equal to the lesser of (a) the excess of the fair value of the asset over its adjusted tax basis as of the date it became a REIT asset, or (b) the actual amount of gain. Some but not all gains recognized during this period of time could be offset by available net operating losses and capital loss carryforwards. As of December 31, 2012, we have acquired an additional 40 assets with built-in gains as of the date of acquisition that could be subject to the built-in gains tax if disposed of prior to the expiration of the applicable ten-year period. We have not recorded a deferred tax liability as a result of the potential built-in gains tax based on our intentions with respect to such properties and available tax planning strategies.

Under the provisions of the REIT Investment Diversification and Empowerment Act of 2007 (“RIDEA”), for taxable years beginning after July 30, 2008, the REIT may lease “qualified health care properties” on an arm's-length basis to a TRS if the property is operated on behalf of such subsidiary by a person who qualifies as an “eligible independent contractor.” Generally, the rent received from the TRS will meet the related party rent exception and will be treated as “rents from real property.” A “qualified health care property” includes real property and any personal property that is, or is necessary or incidental to the use of, a hospital, nursing facility, assisted living facility, congregate care facility, qualified continuing care facility, or other licensed facility which extends medical or nursing or ancillary services to patients. We have entered into various joint ventures that were structured under RIDEA. Resident level rents and related operating expenses for these facilities are reported in the consolidated financial statements and are subject to federal taxes as the operations of such facilities are included in a TRS. Certain net operating loss carryforwards could be utilized to offset taxable income in future years.

Generally, we are subject to audit under the statute of limitations by the Internal Revenue Service (“IRS”) for the year ended December 31, 2008 and subsequent years and are subject to audit by state taxing authorities for the year ended December 31, 2007 and subsequent years. In the future, we will be subject to audit by the Canada Revenue Agency (“CRA”) and provincial authorities generally for periods subsequent to our REIT acquisition in May 2012 related to entities acquired or formed in connection with the acquisition, and by HM Revenue & Customs for periods subsequent to our REIT acquisition in August 2012 related to entities acquired or formed in connection with the acquisition.

At December 31, 2012, we had a net operating loss (“NOL”) carryforward related to the REIT of $96,253,000. Due to our uncertainty regarding the realization of certain deferred tax assets, we have not recorded a deferred tax asset related to NOLs generated by the REIT. These amounts can be used to offset future taxable income (and/or taxable income for prior years if an audit determines that tax is owed), if any. The REIT will be entitled to utilize NOLs and tax credit carryforwards only to the extent that REIT taxable income exceeds our deduction for dividends paid. The NOL carryforwards will expire through 2032.

We apply the rules under ASC 740-10 “Accounting for Uncertainty in Income Taxes” for uncertain tax positions using a “more likely than not” recognition threshold for tax positions. Pursuant to these rules, we will initially recognize the financial statement effects of a tax position when it is more likely than not, based on the technical merits of the tax position, that such a position will be sustained upon examination by the relevant tax authorities. If the tax benefit meets the “more likely than not” threshold, the measurement of the tax benefit will be based on our estimate of the ultimate tax benefit to be sustained if audited by the taxing authority. The following table summarizes the activity related to our unrecognized tax benefits for the periods presented (dollars in thousands):

	Year Ended December 31,
	2012	2011
Gross unrecognized tax benefits at beginning of year	$6,098	$-
Increases (decreases) in unrecognized tax benefits related to a prior year	(248)	-
Increases (decreases) in unrecognized tax benefits related to the current year	394	6,098
Lapse in statute of limitations for assessment	(146)	-
Gross unrecognized tax benefits at end of year	$6,098	$6,098

Of the total $6,098,000 of total liability for gross unrecognized tax benefits at December 31, 2012, $5,916,000 (exclusive of accrued interest and penalties) relates to the April 1, 2011 Genesis HealthCare Corporation transaction (“Genesis Acquisition”) and is included in accrued expenses and other liabilities on the consolidated balance sheet. As a part of the Genesis Acquisition, we received a full indemnification from FC-GEN Operations Investment, LLC covering income taxes or other taxes as well as interest and penalties relating to tax positions taken by FC-GEN Operations Investment, LLC prior to the acquisition. Accordingly, an offsetting indemnification asset is recorded in receivables and other assets on the consolidated balance sheet. Such indemnification asset is reviewed for collectability periodically.

There is no amount of unrecognized tax benefits, currently accrued for, that would have a material impact on the effective tax rate to the extent that would be recognized. There were insignificant uncertain tax positions as of December 31, 2012 for which it is reasonably possible that the amount of unrecognized tax benefits would decrease during 2013. Interest and penalties totaled $299,000 and $815,000, respectively, for the year ended December 31, 2012 and are included in income tax expense. Of these amounts, $221,000 and $638,000 of interest and penalties, respectively, relate to the Genesis Acquisition and are offset by the indemnification asset.

Retirement Arrangements	12 Months Ended
Dec. 31, 2012
Retirement Arrangements [Abstract]
Retirement Arrangements

19. Retirement Arrangements

Under the retirement plan and trust (the “401(k) Plan”), eligible employees may make contributions, and we may make matching contributions and a profit sharing contribution. Our contributions to the 401(k) Plan totaled $2,140,000, $1,558,000 and $1,341,000 in 2012, 2011 and 2010, respectively.

We have a Supplemental Executive Retirement Plan (“SERP”), a non-qualified defined benefit pension plan, which provides one executive officer with supplemental deferred retirement benefits. The SERP provides an opportunity for the participant to receive retirement benefits that cannot be paid under our tax-qualified plans because of the restrictions imposed by ERISA and the Internal Revenue Code of 1986, as amended. Benefits are based on compensation and length of service and the SERP is unfunded. Benefit payments are expected to total $4,043,000 during the next five fiscal years and $2,479,000 thereafter. We use a December 31 measurement date for the SERP. The accrued liability on our balance sheet for the SERP was $6,665,000 at December 31, 2012 ($5,623,000 at December 31, 2011).

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations [Abstract]
Quarterly Results of Operations (Unaudited)

20. Quarterly Results of Operations (Unaudited)

The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2012 and 2011 (in thousands, except per share data). The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2012
	1st Quarter	2nd Quarter	3rd Quarter(2)	4th Quarter
Revenues - as reported	$435,359	$453,082	$474,139	$500,663
Discontinued operations	(17,363)	(13,327)	(10,853)	(133)
Revenues - as adjusted(1)	$417,996	$439,755	$463,286	$500,530
Net income (loss) attributable to common stockholders	$39,307	$54,735	$37,269	$90,576
Net income (loss) attributable to common stockholders per share:
Basic	$0.20	$0.26	$0.17	$0.35
Diluted	0.19	0.25	0.16	0.35

	Year Ended December 31, 2011
	1st Quarter	2nd Quarter	3rd Quarter(3)	4th Quarter(4)
Revenues - as reported	$255,477	$381,059	$384,786	$407,391
Discontinued operations	(26,993)	(24,497)	(24,742)	(22,956)
Revenues - as adjusted(1)	$228,484	$356,562	$360,044	$384,435
Net income attributable to common stockholders	$23,372	$69,847	$36,607	$27,282
Net income attributable to common stockholders per share:
Basic	$0.15	$0.40	$0.21	$0.15
Diluted	0.15	0.39	0.21	0.15

(1) We have reclassified the income attributable to the properties sold prior to or held for sale at March 31, 2013 to discontinued operations. See Note 5.
(2) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $32,450,000 for the second quarter as compared to $12,827,000 for the third quarter.
(3) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $30,224,000 for the second quarter as compared to $185,000 for the third quarter.
(4) The decreases in net income and amounts per share are primarily attributable to impairment charges of $11,992,000.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

21. Subsequent Events

Line of Credit Modification

On January 8, 2013, we closed a $2,750,000,000 unsecured line of credit arrangement consisting of a $2,250,000,000 revolver and a $500,000,000 term loan. The facility replaced our existing $2,000,000,000 unsecured line of credit arrangement described in Note 9. The revolver matures on March 31, 2017, but can be extended for an additional year at our option. The term loan matures on March 31, 2016, but can be extended up to two years at our option. The revolver bears interest at LIBOR plus 117.5 basis points and has an annual facility fee of 22.5 basis points. The term loan bears interest at LIBOR plus 135 basis points. We have an option to upsize the facility by up to an additional $1,000,000,000 through an accordion feature, allowing for aggregate commitments of up to $3,750,000,000. The facility also allows us to borrow up to $500,000,000 in alternate currencies.

Sunrise Merger

In August 2012, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Sunrise Senior Living, Inc. (“Sunrise”), pursuant to which we agreed to acquire Sunrise in an all-cash merger (the “Merger”) in which Sunrise stockholders would receive $14.50 in cash for each share of Sunrise common stock. Subsequent to December 31, 2012, we completed our acquisition of the Sunrise property portfolio. The total estimated purchase price of approximately $3,281,300,000 (which includes certain seniors housing operating investments that occurred during the year ended December 31, 2012 and are included in Notes 3 and 6) is comprised of approximately $3,084,400,000 cash consideration and $133,900,000 of assumed debt (excluding our pro rata share of debt at unconsolidated entities) and excludes fair value and other purchase price accounting adjustments. As of December 31, 2012, we were committed to fund an additional $2,021,400,000 in cash which was sourced from cash on-hand and our new unsecured line of credit arrangement described above.

In connection with the Merger Agreement, Sunrise agreed to sell its management business and certain additional assets and liabilities to Red Fox Management, LP (the “Management Business Buyer”). Immediately prior to our acquisition of the Sunrise property portfolio on January 9, 2013, the Management Business Buyer acquired the Sunrise management company for $130,000,000, with the Company investing $26,000,000 for a 20% ownership interest. The Management Business Buyer will provide management services to the communities under an incentive-based management contract.

Initial accounting for the entire acquisition is incomplete as of February 26, 2013 due to the complexity of the transaction. No measurement period adjustments were recognized for the year ending December 31, 2012 as the transaction closed after year-end. Pro forma financial information has not been provided herein due to a lack of sufficient information at the time of the filing.

Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accummulated Depreciation [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION
Health Care REIT, Inc.
Schedule III
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)
		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Building & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Building & Improvements	Accumulated Depreciation(1)	Year Acquired	Year Built
Seniors housing triple-net:
Aboite Twp, IN	$-	$1,770	$19,930	$1,601	$1,770	$21,531	$1,222	2010	2008
Agawam, MA	-	880	16,112	2,134	880	18,246	5,213	2002	1993
Agawam, MA	-	1,230	13,618	289	1,230	13,906	709	2011	1975
Agawam, MA	-	930	15,304	229	930	15,533	762	2011	1970
Agawam, MA	-	920	10,661	36	920	10,697	556	2011	1985
Agawam, MA	-	920	10,562	45	920	10,607	551	2011	1967
Akron, OH	-	290	8,219	491	290	8,710	1,821	2005	1961
Akron, OH	-	630	7,535	229	630	7,764	1,414	2006	1915
Alliance, OH	-	270	7,723	107	270	7,830	1,539	2006	1982
Amelia Island, FL	-	3,290	24,310	20,122	3,288	44,434	6,432	2005	1998
Ames, IA	-	330	8,870	-	330	8,870	639	2010	1999
Anderson, SC	-	710	6,290	419	710	6,709	1,955	2003	1986
Andover, MA	-	1,310	12,647	27	1,310	12,674	679	2011	1985
Annapolis, MD	-	1,010	24,825	50	1,010	24,876	1,185	2011	1993
Ansted, WV	-	240	14,113	43	240	14,156	662	2011	1982
Asheboro, NC	-	290	5,032	165	290	5,197	1,340	2003	1998
Asheville, NC	-	204	3,489	-	204	3,489	1,375	1999	1999
Asheville, NC	-	280	1,955	351	280	2,306	669	2003	1992
Aspen Hill, MD	-	-	9,008	457	-	9,465	482	2011	1988
Aurora, OH	-	1,760	14,148	41	1,760	14,189	811	2011	2002
Aurora, CO	-	2,600	5,906	7,915	2,600	13,821	2,915	2006	1988
Aurora, CO	-	2,440	28,172	-	2,440	28,172	4,425	2006	2007
Austin, TX	9,934	730	18,970	-	730	18,970	2,931	2007	2006
Aventura, FL	-	4,540	33,986	-	4,540	33,986	305	2012	2001
Avon, IN	-	1,830	14,470	-	1,830	14,470	1,089	2010	2004
Avon Lake, OH	-	790	10,421	32	790	10,452	622	2011	2001
Ayer, MA	-	-	22,074	3	-	22,077	1,056	2011	1988
Baltic, OH	-	50	8,709	189	50	8,898	1,716	2006	1983
Baltimore, MD	-	1,350	14,884	321	1,350	15,204	754	2011	1905
Baltimore, MD	-	900	5,039	90	900	5,129	302	2011	1969
Bartlesville, OK	-	100	1,380	-	100	1,380	634	1996	1995
Baytown, TX	9,317	450	6,150	-	450	6,150	1,883	2002	2000
Baytown, TX	-	540	11,110	-	540	11,110	1,009	2009	2008
Beachwood, OH	-	1,260	23,478	-	1,260	23,478	7,182	2001	1990
Beattyville, KY	-	100	6,900	660	100	7,560	1,489	2005	1972
Bedford, NH	-	2,250	28,831	5	2,250	28,836	1,371	2011	1978
Bellevue, WI	-	1,740	18,260	571	1,740	18,831	3,207	2006	2004
Benbrook, TX	-	1,550	13,553	-	1,550	13,553	589	2011	1984
Bethel Park, PA	-	1,700	16,007	-	1,700	16,007	1,650	2007	2009
Bluefield, VA	-	900	12,463	32	900	12,495	611	2011	1990
Boca Raton, FL	-	1,440	31,048	-	1,440	31,048	275	2012	1989
Boonville, IN	-	190	5,510	-	190	5,510	1,654	2002	2000
Bradenton, FL	-	252	3,298	-	252	3,298	1,531	1996	1995
Bradenton, FL	3,031	480	9,953	-	480	9,953	132	2012	2000
Braintree, MA	-	170	7,157	1,290	170	8,447	7,669	1997	1968
Brandon, MS	-	1,220	10,241	-	1,220	10,241	608	2010	1999
Bremerton, WA	-	390	2,210	144	390	2,354	364	2006	1999
Bremerton, WA	-	830	10,420	150	830	10,570	649	2010	1984
Brick, NJ	-	1,290	25,247	102	1,290	25,349	904	2011	2000
Brick, NJ	-	1,170	17,372	223	1,179	17,586	910	2010	1998
Brick, NJ	-	690	17,125	51	690	17,176	880	2010	1999
Bridgewater, NJ	-	1,850	3,050	-	1,850	3,050	997	2004	1970
Bridgewater, NJ	-	1,730	48,201	260	1,739	48,452	2,479	2010	1999
Bridgewater, NJ	-	1,800	31,810	40	1,800	31,850	1,124	2011	2001
Broadview Heights, OH	-	920	12,400	2,393	920	14,793	3,945	2001	1984
Brookline, MA	-	2,760	9,217	2,540	2,760	11,757	554	2011	1984
Brooklyn Park, MD	-	1,290	16,329	29	1,290	16,358	808	2011	1973
Burleson, TX	-	670	13,985	-	670	13,985	630	2011	1988
Burlington, NC	-	280	4,297	707	280	5,004	1,270	2003	2000
Burlington, NC	-	460	5,467	-	460	5,467	1,428	2003	1997
Burlington, NJ	-	1,700	12,554	382	1,700	12,936	716	2011	1965
Burlington, NJ	-	1,170	19,205	167	1,170	19,372	820	2011	1994
Byrdstown, TN	-	-	2,414	269	-	2,683	1,414	2004	1982
Cambridge, MD	-	490	15,843	207	490	16,050	767	2011	1990
Canton, MA	-	820	8,201	263	820	8,464	3,125	2002	1993
Canton, OH	-	300	2,098	-	300	2,098	819	1998	1998
Cape Coral, FL	-	530	3,281	-	530	3,281	989	2002	2000
Cape Coral, FL	9,387	760	18,868	-	760	18,868	254	2012	2009
Carmel, IN	-	2,370	57,175	421	2,370	57,596	6,749	2006	2007
Cary, NC	-	1,500	4,350	986	1,500	5,336	1,926	1998	1996
Catonsville, MD	-	1,330	15,003	549	1,330	15,552	759	2011	1973
Cedar Grove, NJ	-	1,830	10,939	10	1,830	10,949	567	2011	1964
Cedar Grove, NJ	-	2,850	27,737	21	2,850	27,757	1,352	2011	1970
Centreville, MD(2)	-	600	14,602	-	600	14,602	726	2011	1978
Chapel Hill, NC	-	354	2,646	783	354	3,429	993	2002	1997
Charles Town, WV	-	230	22,834	29	230	22,863	1,057	2011	1997
Charleston, WV	-	440	17,575	47	440	17,622	823	2011	1998
Charleston, WV	-	410	5,430	13	410	5,444	287	2011	1979
Chelmsford, MA	-	1,040	10,951	1,499	1,040	12,450	2,734	2003	1997
Chicago, IL	-	1,800	19,256	-	1,800	19,256	313	2012	2005
Chicago, IL	-	2,900	17,016	-	2,900	17,016	280	2012	2007
Chickasha, OK	-	85	1,395	-	85	1,395	635	1996	1996
Cinnaminson, NJ	-	860	6,663	149	860	6,812	375	2011	1965
Claremore, OK	-	155	1,427	1	155	1,428	630	1996	1996
Clark Summit, PA	-	600	11,179	15	600	11,194	576	2011	1985
Clark Summit, PA	-	400	6,529	54	400	6,583	344	2011	1997
Clarksville, TN	-	330	2,292	-	330	2,292	887	1998	1998
Cleburne, TX	-	520	5,369	-	520	5,369	799	2006	2007
Cleveland, TN	-	350	5,000	122	350	5,122	1,684	2001	1987
Clinton, MD	-	2,330	20,876	-	2,330	20,876	345	2012	1988
Cloquet, MN	-	340	4,660	-	340	4,660	165	2011	2006
Colchester, CT	-	980	4,860	495	980	5,355	313	2011	1986
Colts Neck, NJ	-	780	14,733	347	920	14,940	795	2010	2002
Columbia, TN	-	341	2,295	-	341	2,295	899	1999	1999
Columbia, TN	-	590	3,787	-	590	3,787	1,303	2003	1974
Columbia, SC	-	2,120	4,860	5,709	2,120	10,569	2,527	2003	2000
Columbia Heights, MN	-	825	14,175	-	825	14,175	469	2011	2009
Columbus, IN	-	610	3,190	-	610	3,190	235	2010	1998
Columbus, IN	-	530	6,710	-	530	6,710	1,863	2002	2001
Columbus, OH	-	530	5,170	8,255	1,070	12,885	2,533	2005	1968
Columbus, OH	-	1,010	5,022	-	1,010	5,022	1,084	2006	1983
Columbus, OH	-	1,010	4,931	13,620	1,860	17,701	3,412	2006	1978
Concord, NC	-	550	3,921	55	550	3,976	1,151	2003	1997
Concord, NH	-	780	18,423	378	780	18,801	867	2011	1972
Concord, NH	-	1,760	43,179	545	1,760	43,724	2,021	2011	1994
Concord, NH	-	720	3,041	203	720	3,245	188	2011	1905
Conroe, TX	-	980	7,771	-	980	7,771	592	2009	2010
Conyers, GA	-	2,740	19,302	-	2,740	19,302	171	2012	1998
Corpus Christi, TX	-	400	1,916	-	400	1,916	604	2005	1985
Cortland, NY	-	700	18,041	-	700	18,041	117	2012	2001
Daniels, WV	-	200	17,320	49	200	17,370	808	2011	1986
Danville, VA	-	410	3,954	722	410	4,676	1,238	2003	1998
Daphne, AL	-	2,880	8,670	-	2,880	8,670	155	2012	2001
Dedham, MA	-	1,360	9,830	-	1,360	9,830	3,168	2002	1996
DeForest, WI	-	250	5,350	354	250	5,704	840	2007	2006
Defuniak Springs, FL	-	1,350	10,250	-	1,350	10,250	1,867	2006	1980
Denton, TX	-	1,760	8,305	-	1,760	8,305	272	2010	2011
Denver, CO	-	2,530	9,514	-	2,530	9,514	1,965	2005	1986
Denver, CO	-	3,650	14,906	1,605	3,650	16,511	2,565	2006	1987
Denver, CO	-	2,076	13,594	-	2,076	13,594	1,146	2007	2009
Dover, DE	-	400	7,717	38	400	7,755	396	2011	1997
Dover, DE	-	600	22,266	90	600	22,356	1,063	2011	1984
Drescher, PA	-	2,060	40,236	159	2,067	40,388	2,063	2010	2001
Dundalk, MD(2)	-	1,770	32,047	-	1,770	32,047	1,532	2011	1978
Durham, NC	-	1,476	10,659	2,196	1,476	12,855	8,207	1997	1999
East Brunswick, NJ	-	1,380	34,229	87	1,380	34,315	1,198	2011	1998
East Norriston, PA	-	1,200	28,129	285	1,210	28,404	1,474	2010	1988
Easton, MD	-	900	24,539	-	900	24,539	1,205	2011	1962
Easton, PA	-	285	6,315	-	285	6,315	3,579	1993	1959
Eatontown, NJ	-	1,190	23,358	67	1,190	23,426	1,138	2011	1996
Eden, NC	-	390	4,877	-	390	4,877	1,294	2003	1998
Edmond, OK	-	410	8,388	-	410	8,388	210	2012	2001
Elizabeth City, NC	-	200	2,760	2,011	200	4,771	1,592	1998	1999
Elizabethton, TN	-	310	4,604	336	310	4,940	1,658	2001	1980
Englewood, NJ	-	930	4,514	17	930	4,531	242	2011	1966
Englishtown, NJ	-	690	12,520	401	722	12,890	683	2010	1997
Erin, TN	-	440	8,060	134	440	8,194	2,581	2001	1981
Everett, WA	-	1,400	5,476	-	1,400	5,476	2,037	1999	1999
Fair Lawn, NJ	-	2,420	24,504	159	2,420	24,663	1,190	2011	1962
Fairfield, CA	-	1,460	14,040	1,548	1,460	15,588	4,337	2002	1998
Fairhope, AL	-	570	9,119	-	570	9,119	162	2012	1987
Fall River, MA	-	620	5,829	4,856	620	10,685	3,953	1996	1973
Fall River, MA	-	920	34,715	208	920	34,923	1,655	2011	1993
Fanwood, NJ	-	2,850	55,175	121	2,850	55,296	1,904	2011	1982
Fayetteville, GA	-	560	12,665	-	560	12,665	110	2012	1994
Fayetteville, NY	-	410	3,962	500	410	4,462	1,316	2001	1997
Findlay, OH	-	200	1,800	-	200	1,800	762	1997	1997
Fishers, IN	-	1,500	14,500	-	1,500	14,500	1,090	2010	2000
Florence, NJ	-	300	2,978	-	300	2,978	893	2002	1999
Flourtown, PA	-	1,800	14,830	108	1,800	14,938	737	2011	1908
Flower Mound, TX	-	1,800	8,414	-	1,800	8,414	-	2011	0
Follansbee, WV	-	640	27,670	44	640	27,714	1,305	2011	1982
Forest City, NC	-	320	4,497	-	320	4,497	1,205	2003	1999
Fort Ashby, WV	-	330	19,566	123	330	19,689	906	2011	1980
Franconia, NH	-	360	11,320	69	360	11,390	549	2011	1971
Franklin, NH	-	430	15,210	46	430	15,255	729	2011	1990
Fredericksburg, VA	-	1,000	20,000	1,200	1,000	21,200	4,133	2005	1999
Fredericksburg, VA	-	590	28,611	35	590	28,646	1,339	2011	1977
Fredericksburg, VA	-	3,700	22,016	-	3,700	22,016	143	2012	1992
Gardner, MA	-	480	10,210	27	480	10,237	517	2011	1902
Gastonia, NC	-	470	6,129	-	470	6,129	1,591	2003	1998
Gastonia, NC	-	310	3,096	22	310	3,118	866	2003	1994
Gastonia, NC	-	400	5,029	120	400	5,149	1,346	2003	1996
Georgetown, TX	-	200	2,100	-	200	2,100	876	1997	1997
Gettysburg, PA	-	590	8,913	26	590	8,938	475	2011	1987
Glastonbury, CT	-	1,950	9,532	595	2,360	9,717	513	2011	1966
Glen Mills, PA	-	690	9,110	165	690	9,275	467	2011	1993
Glenside, PA	-	1,940	16,867	24	1,940	16,891	832	2011	1905
Goshen, IN	-	210	6,120	-	210	6,120	1,255	2005	2006
Graceville, FL	-	150	13,000	-	150	13,000	2,302	2006	1980
Grafton, WV	-	280	18,824	37	280	18,861	875	2011	1986
Granbury, TX	-	2,040	30,670	-	2,040	30,670	1,365	2011	2009
Granbury, TX	-	2,550	2,940	-	2,550	2,940	26	2012	1996
Grand Blanc, MI	-	700	7,843	-	700	7,843	-	2011	0
Grand Ledge, MI	8,178	1,150	16,286	-	1,150	16,286	908	2010	1999
Granger, IN	-	1,670	21,280	1,751	1,670	23,031	1,313	2010	2009
Greendale, WI	-	2,060	35,383	-	2,060	35,383	707	2012	1988
Greeneville, TN	-	400	8,290	507	400	8,797	2,122	2004	1979
Greenfield, WI	-	600	6,626	328	600	6,954	994	2006	2006
Greensboro, NC	-	330	2,970	554	330	3,524	956	2003	1996
Greensboro, NC	-	560	5,507	1,013	560	6,520	1,755	2003	1997
Greenville, SC	-	310	4,750	-	310	4,750	1,153	2004	1997
Greenville, SC	-	5,400	100,523	1,997	5,400	102,520	8,077	2006	2009
Greenville, NC	-	290	4,393	168	290	4,561	1,177	2003	1998
Greenwood, IN	-	1,550	22,770	81	1,550	22,851	1,344	2010	2007
Groton, CT	-	2,430	19,941	739	2,430	20,680	1,053	2011	1975
Haddonfield, NJ	-	520	2,320	160	520	2,480	1,668	2011	1953
Hamburg, PA	-	840	10,543	142	840	10,685	584	2011	1966
Hamilton, NJ	-	440	4,469	-	440	4,469	1,330	2001	1998
Hanover, IN	-	210	4,430	-	210	4,430	1,108	2004	2000
Harleysville, PA	-	960	11,355	-	960	11,355	1,089	2008	2009
Harriman, TN	-	590	8,060	158	590	8,218	2,757	2001	1972
Hatboro, PA	-	-	28,112	890	-	29,002	1,329	2011	1996
Hattiesburg, MS	-	450	15,518	35	450	15,553	818	2010	2009
Haverford, PA	-	1,880	33,993	387	1,882	34,378	1,750	2010	2000
Hemet, CA	-	870	3,405	-	870	3,405	499	2007	1996
Hermitage, TN	-	1,500	9,856	8	1,500	9,863	409	2011	2006
Hickory, NC	-	290	987	232	290	1,219	443	2003	1994
High Point, NC	-	560	4,443	793	560	5,236	1,393	2003	2000
High Point, NC	-	370	2,185	410	370	2,595	739	2003	1999
High Point, NC	-	330	3,395	28	330	3,423	918	2003	1994
High Point, NC	-	430	4,143	-	430	4,143	1,101	2003	1998
Highland Park, IL	-	2,820	15,832	-	2,820	15,832	35	2011	2012
Highlands Ranch, CO	-	940	3,721	-	940	3,721	1,132	2002	1999
Hilltop, WV	-	480	25,355	15	480	25,370	1,198	2011	1977
Hollywood, FL	-	1,240	13,806	-	1,240	13,806	124	2012	2001
Homestead, FL	-	2,750	11,750	-	2,750	11,750	2,129	2006	1994
Houston, TX	9,931	860	18,715	-	860	18,715	2,642	2007	2006
Houston, TX	-	5,090	9,471	-	5,090	9,471	1,014	2007	2009
Houston, TX	10,288	630	5,970	750	630	6,720	1,989	2002	1995
Howell, NJ	10,299	1,050	21,703	150	1,064	21,839	1,140	2010	2007
Huntington, WV	-	800	32,261	126	800	32,387	1,530	2011	1976
Huron, OH	-	160	6,088	1,452	160	7,540	1,389	2005	1983
Hurricane, WV	-	620	21,454	805	620	22,258	1,041	2011	1986
Hutchinson, KS	-	600	10,590	194	600	10,784	2,317	2004	1997
Indianapolis, IN	-	495	6,287	22,565	495	28,852	5,663	2006	1981
Indianapolis, IN	-	255	2,473	12,123	255	14,596	2,697	2006	1981
Jackson, NJ	-	6,500	26,405	-	6,500	26,405	171	2012	2001
Jacksonville Beach, FL	-	1,210	26,207	-	1,210	26,207	226	2012	1999
Jamestown, TN	-	-	6,707	45	-	6,752	3,912	2004	1966
Jefferson, OH	-	80	9,120	-	80	9,120	1,858	2006	1984
Jupiter, FL	-	3,100	47,453	-	3,100	47,453	303	2012	2002
Kalida, OH	-	480	8,173	-	480	8,173	1,285	2006	2007
Keene, NH	-	530	9,639	284	530	9,923	385	2011	1980
Kenner, LA	-	1,100	10,036	328	1,100	10,364	6,550	1998	2000
Kennesaw, GA	-	940	10,848	-	940	10,848	99	2012	1998
Kennett Square, PA	-	1,050	22,946	49	1,060	22,985	1,186	2010	2008
Kenosha, WI	-	1,500	9,139	-	1,500	9,139	971	2007	2009
Kent, WA	-	940	20,318	10,470	940	30,788	3,651	2007	2000
Kirkland, WA	-	1,880	4,315	683	1,880	4,998	1,143	2003	1996
Laconia, NH	-	810	14,434	483	810	14,916	711	2011	1968
Lake Barrington, IL	-	3,400	66,179	-	3,400	66,179	421	2012	2000
Lake Zurich, IL	-	1,470	9,830	-	1,470	9,830	459	2011	2007
Lakewood Ranch, FL	-	650	6,714	-	650	6,714	117	2011	2012
Lakewood Ranch, FL	7,569	1,000	22,388	-	1,000	22,388	295	2012	2005
Lancaster, PA	-	890	7,623	80	890	7,702	419	2011	1928
Lancaster, NH	-	430	15,804	161	430	15,964	757	2011	1981
Lancaster, NH	-	160	434	28	160	462	42	2011	1905
Langhorne, PA	-	1,350	24,881	117	1,350	24,998	1,221	2011	1979
Lapeer, MI	-	220	7,625	-	220	7,625	82	2011	2012
LaPlata, MD(2)	-	700	19,068	-	700	19,068	935	2011	1984
Lawrence, KS	3,797	250	8,716	-	250	8,716	114	2012	1996
Lebanon, NH	-	550	20,138	64	550	20,202	962	2011	1985
Lecanto, FL	-	200	6,900	-	200	6,900	1,607	2004	1986
Lee, MA	-	290	18,135	926	290	19,061	5,582	2002	1998
Leicester, England	-	6,897	30,240	-	6,897	30,240	-	2012	0
Lenoir, NC	-	190	3,748	641	190	4,389	1,161	2003	1998
Leominster, MA	-	530	6,201	25	530	6,226	348	2011	1966
Lewisburg, WV	-	260	3,699	70	260	3,769	210	2011	1995
Lexington, NC	-	200	3,900	1,015	200	4,915	1,389	2002	1997
Lexington, KY	-	1,850	11,977	-	1,850	11,977	-	2011	0
Libertyville, IL	-	6,500	40,024	-	6,500	40,024	1,848	2011	2001
Lincoln, NE	5,131	390	13,807	-	390	13,807	964	2010	2000
Linwood, NJ	-	800	21,984	429	800	22,413	1,178	2010	1997
Litchfield, CT	-	1,240	17,908	102	1,250	18,000	933	2010	1998
Little Neck, NY	-	3,350	38,461	426	3,355	38,882	2,008	2010	2000
Loganville, GA	-	1,430	22,912	-	1,430	22,912	215	2012	1997
Longview, TX	-	610	5,520	-	610	5,520	831	2006	2007
Longwood, FL	-	1,260	6,445	-	1,260	6,445	222	2011	2011
Louisville, KY	-	490	10,010	-	490	10,010	2,650	2005	1978
Louisville, KY	-	430	7,135	163	430	7,298	2,443	2002	1974
Louisville, KY	-	350	4,675	109	350	4,784	1,637	2002	1975
Lowell, MA	-	1,070	13,481	92	1,070	13,573	694	2011	1975
Lowell, MA	-	680	3,378	30	680	3,408	213	2011	1969
Lutherville, MD	-	1,100	19,786	1,579	1,100	21,365	969	2011	1988
Macungie, PA	-	960	29,033	17	960	29,049	1,364	2011	1994
Mahwah, NJ	-	785	-	-	785	-	-	2012
Manahawkin, NJ	-	1,020	20,361	122	1,020	20,483	991	2011	1994
Manalapan, NJ	-	900	22,624	56	900	22,680	795	2011	2001
Manassas, VA	-	750	7,446	530	750	7,976	1,875	2003	1996
Mansfield, TX	-	660	5,251	-	660	5,251	800	2006	2007
Marianna, FL	-	340	8,910	-	340	8,910	1,573	2006	1997
Marietta, GA	-	1,270	10,519	-	1,270	10,519	94	2012	1997
Marlinton, WV	-	270	8,430	-	270	8,430	418	2011	1987
Marmet, WV	-	540	26,483	-	540	26,483	1,225	2011	1986
Martinsburg, WV	-	340	17,180	31	340	17,211	802	2011	1987
Martinsville, VA	-	349	-	-	349	-	-	2003
Matawan, NJ	-	1,830	20,618	-	1,830	20,618	589	2011	1965
Matthews, NC	-	560	4,738	-	560	4,738	1,295	2003	1998
McConnelsville, OH	-	190	7,060	-	190	7,060	514	2010	1946
McHenry, IL	-	1,576	-	-	1,576	-	-	2006
McHenry, IL	-	3,550	15,300	6,718	3,550	22,018	3,105	2006	2004
McKinney, TX	-	1,570	7,389	-	1,570	7,389	592	2009	2010
McMurray, PA	-	1,440	15,805	1,894	1,440	17,699	489	2010	2011
Melbourne, FL	-	7,070	48,257	12,990	7,070	61,247	4,901	2007	2009
Melbourne, FL	-	2,540	21,319	-	2,540	21,319	503	2010	2012
Melville, NY	-	4,280	73,283	722	4,282	74,003	3,762	2010	2001
Memphis, TN	-	940	5,963	-	940	5,963	1,733	2004	1951
Memphis, TN	-	390	9,660	1,600	390	11,260	652	2010	1981
Mendham, NJ	-	1,240	27,169	375	1,240	27,544	1,281	2011	1968
Menomonee Falls, WI	-	1,020	6,984	-	1,020	6,984	980	2006	2007
Mercerville, NJ	-	860	9,929	109	860	10,039	518	2011	1967
Meriden, CT	-	1,300	1,472	5	1,300	1,477	158	2011	1968
Merrillville, IN	-	643	7,084	3,526	643	10,610	6,112	1997	1999
Merrillville, IN	-	1,080	3,413	-	1,080	3,413	195	2010	2011
Middleburg Heights, OH	-	960	7,780	-	960	7,780	1,735	2004	1998
Middleton, WI	-	420	4,006	600	420	4,606	1,229	2001	1991
Middletown, RI	-	1,480	19,703	-	1,480	19,703	970	2011	1975
Midland, MI	-	200	11,025	39	200	11,064	598	2010	1994
Milford, DE	-	400	7,816	40	400	7,855	400	2011	1997
Milford, DE	-	680	19,216	56	680	19,273	940	2011	1905
Millersville, MD	-	680	1,020	25	680	1,045	411	2011	1962
Millville, NJ	-	840	29,944	85	840	30,030	1,433	2011	1986
Missoula, MT	-	550	7,490	377	550	7,867	1,503	2005	1998
Monmouth Junction, NJ	-	720	6,209	57	720	6,266	341	2011	1996
Monroe, NC	-	470	3,681	648	470	4,329	1,175	2003	2001
Monroe, NC	-	310	4,799	857	310	5,656	1,446	2003	2000
Monroe, NC	-	450	4,021	114	450	4,135	1,119	2003	1997
Monroe Twp, NJ	-	1,160	13,193	75	1,160	13,268	690	2011	1996
Monteagle, TN	-	310	3,318	-	310	3,318	1,061	2003	1980
Monterey, TN	-	-	4,195	410	-	4,605	2,454	2004	1977
Montville, NJ	-	3,500	31,002	135	3,500	31,137	1,112	2011	1988
Moorestown, NJ	-	2,060	51,628	267	2,063	51,892	2,668	2010	2000
Morehead City, NC	-	200	3,104	1,648	200	4,752	1,593	1999	1999
Morgantown, KY	-	380	3,705	615	380	4,320	1,128	2003	1965
Morgantown, WV	-	190	15,633	-	190	15,633	414	2011	1997
Morton Grove, IL	-	1,900	19,374	-	1,900	19,374	568	2010	2011
Mount Airy, NC	-	270	6,430	290	270	6,720	1,199	2005	1998
Mountain City, TN	-	220	5,896	660	220	6,556	3,568	2001	1976
Mt. Vernon, WA	-	400	2,200	156	400	2,356	375	2006	2001
Myrtle Beach, SC	-	6,890	41,526	11,498	6,890	53,024	4,281	2007	2009
Nacogdoches, TX	-	390	5,754	-	390	5,754	857	2006	2007
Naperville, IL	-	3,470	29,547	-	3,470	29,547	1,390	2011	2001
Naples, FL	-	550	5,450	-	550	5,450	1,361	2004	1968
Nashville, TN	-	4,910	29,590	-	4,910	29,590	3,567	2008	2007
Naugatuck, CT	-	1,200	15,826	99	1,200	15,924	781	2011	1980
Needham, MA	-	1,610	13,715	366	1,610	14,081	4,576	2002	1994
Neenah, WI	-	630	15,120	-	630	15,120	1,032	2010	1991
New Braunfels, TX	-	1,200	19,800	-	1,200	19,800	933	2011	2009
New Haven, IN	-	176	3,524	-	176	3,524	1,046	2004	1981
Newark, DE	-	560	21,220	1,488	560	22,708	4,595	2004	1998
Newport, VT	-	290	3,867	-	290	3,867	211	2011	1967
Norman, OK	-	55	1,484	-	55	1,484	751	1995	1995
Norman, OK	11,524	1,480	33,330	-	1,480	33,330	431	2012	1985
Norristown, PA	-	1,200	19,488	1,135	1,200	20,623	948	2011	1995
North Andover, MA	-	950	21,817	54	950	21,870	1,047	2011	1977
North Andover, MA	-	1,070	17,341	1,293	1,070	18,634	879	2011	1990
North Augusta, SC	-	332	2,558	-	332	2,558	990	1999	1998
North Cape May, NJ	-	600	22,266	36	600	22,302	1,062	2011	1995
Oak Hill, WV	-	240	24,506	-	240	24,506	1,132	2011	1988
Oak Hill, WV	-	170	721	-	170	721	73	2011	1999
Ocala, FL	-	1,340	10,564	-	1,340	10,564	973	2008	2009
Ogden, UT	-	360	6,700	699	360	7,399	1,534	2004	1998
Oklahoma City, OK	-	590	7,513	-	590	7,513	932	2007	2008
Oklahoma City, OK	-	760	7,017	-	760	7,017	767	2007	2009
Omaha, NE	-	370	10,230	-	370	10,230	730	2010	1998
Omaha, NE	4,419	380	8,864	-	380	8,864	654	2010	1999
Oneonta, NY	-	80	5,020	-	80	5,020	679	2007	1996
Ormond Beach, FL	-	-	2,739	73	-	2,812	1,495	2002	1983
Orwigsburg, PA	-	650	20,632	134	650	20,766	999	2011	1992
Oshkosh, WI	-	900	3,800	3,687	900	7,487	1,272	2006	2005
Oshkosh, WI	-	400	23,237	-	400	23,237	2,424	2007	2008
Overland Park, KS	-	1,120	8,360	-	1,120	8,360	1,763	2005	1970
Overland Park, KS	-	3,730	27,076	340	3,730	27,416	2,317	2008	2009
Overland Park, KS	-	4,500	29,105	7,295	4,500	36,400	2,007	2010	1988
Owasso, OK	-	215	1,380	-	215	1,380	608	1996	1996
Owensboro, KY	-	240	6,760	37	240	6,797	1,528	1993	1966
Owensboro, KY	-	225	13,275	-	225	13,275	2,912	2005	1964
Owenton, KY	-	100	2,400	-	100	2,400	647	2005	1979
Oxford, MI	11,710	1,430	15,791	-	1,430	15,791	906	2010	2001
Palestine, TX	-	180	4,320	1,300	180	5,620	890	2006	2005
Palm Coast, FL	-	870	10,957	-	870	10,957	877	2008	2010
Panama City Beach, FL	-	900	7,717	9	900	7,726	322	2011	2005
Paris, TX	-	490	5,452	-	490	5,452	2,240	2005	2006
Parkersburg, WV	-	390	21,288	643	390	21,931	1,012	2011	1979
Parkville, MD	-	1,350	16,071	212	1,350	16,284	801	2011	1980
Parkville, MD	-	791	11,186	-	791	11,186	571	2011	1972
Parkville, MD	-	1,100	11,768	-	1,100	11,768	595	2011	1972
Pasadena, TX	9,955	720	24,080	-	720	24,080	3,664	2007	2005
Paso Robles, CA	-	1,770	8,630	693	1,770	9,323	2,656	2002	1998
Pawleys Island, SC	-	2,020	32,590	6,022	2,020	38,612	6,600	2005	1997
Pella, IA	-	870	6,716	-	870	6,716	59	2012	2002
Pennington, NJ	-	1,380	27,620	426	1,420	28,006	860	2011	2000
Pennsauken, NJ	-	900	10,780	179	900	10,959	602	2011	1985
Petoskey, MI	6,293	860	14,452	-	860	14,452	739	2011	1997
Philadelphia, PA	-	2,700	25,709	333	2,700	26,041	1,259	2011	1976
Philadelphia, PA	-	2,930	10,433	2,642	2,930	13,075	632	2011	1952
Philadelphia, PA	-	540	11,239	62	540	11,302	532	2011	1965
Philadelphia, PA	-	1,810	16,898	32	1,810	16,931	902	2011	1972
Phillipsburg, NJ	-	800	21,175	193	800	21,368	1,044	2011	1992
Phillipsburg, NJ	-	300	8,114	38	300	8,151	399	2011	1905
Pigeon Forge, TN	-	320	4,180	117	320	4,297	1,510	2001	1986
Pinehurst, NC	-	290	2,690	484	290	3,174	892	2003	1998
Piqua, OH	-	204	1,885	-	204	1,885	755	1997	1997
Pittsburgh, PA	-	1,750	8,572	115	1,750	8,687	1,899	2005	1998
Plainview, NY	-	3,990	11,969	94	3,990	12,064	480	2011	1963
Plattsmouth, NE	-	250	5,650	-	250	5,650	424	2010	1999
Plymouth, MI	-	1,490	19,990	114	1,490	20,104	1,093	2010	1972
Port St. Joe, FL	-	370	2,055	-	370	2,055	863	2004	1982
Port St. Lucie, FL	-	8,700	47,230	4,761	8,700	51,991	3,550	2008	2010
Post Falls, ID	-	2,700	14,217	2,181	2,700	16,398	1,845	2007	2008
Pottsville, PA	-	950	26,964	202	950	27,166	1,319	2011	1990
Princeton, NJ	-	1,730	30,888	817	1,772	31,663	977	2011	2001
Quakertown, PA	-	1,040	25,389	72	1,040	25,461	1,213	2011	1977
Raleigh, NC	-	10,000	-	-	10,000	-	-	2008
Raleigh, NC	26,506	3,530	59,589	-	3,530	59,589	395	2012	2002
Raleigh, NC	-	2,580	16,837	-	2,580	16,837	156	2012	1988
Reading, PA	-	980	19,906	102	980	20,008	967	2011	1994
Red Bank, NJ	-	1,050	21,275	97	1,050	21,372	748	2011	1997
Rehoboth Beach, DE	-	960	24,248	196	961	24,443	1,269	2010	1999
Reidsville, NC	-	170	3,830	857	170	4,687	1,341	2002	1998
Reno, NV	-	1,060	11,440	605	1,060	12,045	2,569	2004	1998
Ridgeland, MS	-	520	7,675	427	520	8,102	1,926	2003	1997
Ridgely, TN	-	300	5,700	97	300	5,797	1,872	2001	1990
Ridgewood, NJ	-	1,350	16,170	478	1,350	16,649	780	2011	1971
Rockledge, FL	-	360	4,117	-	360	4,117	1,677	2001	1970
Rockville, MD	-	-	16,398	-	-	16,398	279	2012	1986
Rockville, CT	-	1,500	4,835	76	1,500	4,911	320	2011	1960
Rockville Centre, NY	-	4,290	20,310	142	4,290	20,452	756	2011	2002
Rockwood, TN	-	500	7,116	741	500	7,857	2,521	2001	1979
Rocky Hill, CT	-	1,090	6,710	1,500	1,090	8,210	1,842	2003	1996
Rogersville, TN	-	350	3,278	-	350	3,278	1,052	2003	1980
Romeoville, IL	-	1,895	-	-	1,895	-	-	2006
Rutland, VT	-	1,190	23,655	87	1,190	23,743	1,151	2011	1968
Saint Simons Island, GA	-	6,440	50,060	1,270	6,440	51,330	5,809	2008	2007
Salem, OR	-	449	5,171	-	449	5,172	1,977	1999	1998
Salisbury, NC	-	370	5,697	168	370	5,865	1,517	2003	1997
San Angelo, TX	-	260	8,800	425	260	9,225	1,927	2004	1997
San Antonio, TX	-	6,120	28,169	1,587	6,120	29,756	999	2010	2011
San Antonio, TX	10,754	560	7,315	-	560	7,315	2,258	2002	2000
San Antonio, TX	9,912	640	13,360	-	640	13,360	2,124	2007	2004
Sanatoga, PA	-	980	30,695	37	980	30,733	1,439	2011	1993
Sand Springs, OK	6,792	910	19,654	-	910	19,654	259	2012	2002
Sarasota, FL	-	475	3,175	-	475	3,175	1,474	1996	1995
Sarasota, FL	-	600	3,400	-	600	3,400	947	2004	1982
Sarasota, FL	-	1,120	12,489	-	1,120	12,489	114	2012	1999
Sarasota, FL	-	950	8,825	-	950	8,825	80	2012	1998
Sarasota, FL	-	880	9,854	-	880	9,854	94	2012	1990
Scituate, MA	-	1,740	10,640	-	1,740	10,640	2,077	2005	1976
Scott Depot, WV	-	350	6,876	58	350	6,934	351	2011	1995
Seaford, DE	-	720	14,029	53	720	14,082	718	2011	1977
Seaford, DE	-	830	7,995	-	830	7,995	112	2012	1992
Selbyville, DE	-	750	25,912	160	764	26,058	1,361	2010	2008
Seven Fields, PA	-	484	4,663	60	484	4,722	1,813	1999	1999
Severna Park, MD(2)	-	2,120	31,273	-	2,120	31,273	1,472	2011	1981
Shawnee, OK	-	80	1,400	-	80	1,400	640	1996	1995
Sheboygan, WI	-	80	5,320	3,774	80	9,094	1,143	2006	2006
Shelbyville, KY	-	630	3,870	-	630	3,870	859	2005	1965
Shelton, WA	-	530	17,049	-	530	17,049	237	2012	1989
Shepherdstown, WV	-	250	13,806	14	250	13,819	650	2011	1990
Sherman, TX	-	700	5,221	-	700	5,221	848	2005	2006
Shillington, PA	-	1,020	19,569	118	1,020	19,687	956	2011	1964
Shrewsbury, NJ	-	2,120	38,116	270	2,120	38,386	1,984	2010	2000
Silver Spring, MD	-	1,250	7,278	-	1,250	7,278	125	2012	1952
Silver Spring, MD	-	1,150	9,252	-	1,150	9,252	152	2012	1968
Silvis, IL	-	880	16,420	-	880	16,420	1,029	2010	2005
Sissonville, WV	-	600	23,948	54	600	24,003	1,136	2011	1981
Sisterville, WV	-	200	5,400	242	200	5,642	287	2011	1986
Smithfield, NC	-	290	5,680	-	290	5,680	1,487	2003	1998
Somerset, MA	-	1,010	29,577	95	1,010	29,671	1,394	2011	1998
South Boston, MA	-	385	2,002	5,218	385	7,220	2,823	1995	1961
South Pittsburg, TN	-	430	5,628	-	430	5,628	1,547	2004	1979
Southbury, CT	-	1,860	23,613	958	1,860	24,571	1,102	2011	2001
Sparks, NV	-	3,700	46,526	-	3,700	46,526	4,326	2007	2009
Spartanburg, SC	-	3,350	15,750	12,669	3,350	28,419	3,816	2005	1997
Spencer, WV	-	190	8,810	28	190	8,838	431	2011	1988
Spring City, TN	-	420	6,085	3,210	420	9,295	2,663	2001	1987
Spring House, PA	-	900	10,780	156	900	10,936	561	2011	1900
St. Charles, MD	-	580	15,555	82	580	15,636	765	2011	1996
St. Louis, MO	-	1,890	12,165	-	1,890	12,165	707	2010	1963
Statesville, NC	-	150	1,447	266	150	1,713	480	2003	1990
Statesville, NC	-	310	6,183	8	310	6,191	1,566	2003	1996
Statesville, NC	-	140	3,627	-	140	3,627	946	2003	1999
Stillwater, OK	-	80	1,400	-	80	1,400	643	1995	1995
Summit, NJ	-	3,080	14,152	-	3,080	14,152	660	2011	2001
Superior, WI	-	1,020	13,735	-	1,020	13,735	-	2009	0
Swanton, OH	-	330	6,370	-	330	6,370	1,504	2004	1950
Takoma Park, MD	-	1,300	10,136	-	1,300	10,136	172	2012	1962
Texarkana, TX	-	192	1,403	-	192	1,403	617	1996	1996
Thomasville, GA	-	530	13,899	409	530	14,308	569	2011	2006
Tomball, TX	-	1,050	13,300	-	1,050	13,300	655	2011	2001
Toms River, NJ	-	1,610	34,627	346	1,650	34,933	1,819	2010	2005
Topeka, KS	-	260	12,712	-	260	12,712	173	2012	2011
Towson, MD(2)	-	1,180	13,280	-	1,180	13,280	667	2011	1973
Troy, OH	-	200	2,000	4,254	200	6,254	1,168	1997	1997
Troy, OH	-	470	16,730	-	470	16,730	3,803	2004	1971
Trumbull, CT	-	4,440	43,384	-	4,440	43,384	1,930	2011	2001
Tucson, AZ	-	930	13,399	-	930	13,399	2,692	2005	1985
Tulsa, OK	-	1,390	7,110	219	1,390	7,329	561	2010	1998
Tulsa, OK	-	1,320	10,087	-	1,320	10,087	49	2011	2012
Tyler, TX	-	650	5,268	-	650	5,268	796	2006	2007
Uhrichsville, OH	-	24	6,716	-	24	6,716	1,308	2006	1977
Uniontown, PA	-	310	6,817	84	310	6,901	343	2011	1964
Valley Falls, RI	-	1,080	7,433	10	1,080	7,443	378	2011	1975
Valparaiso, IN	-	112	2,558	-	112	2,558	835	2001	1998
Valparaiso, IN	-	108	2,962	-	108	2,962	946	2001	1999
Venice, FL	-	500	6,000	-	500	6,000	1,472	2004	1987
Venice, FL	-	1,150	10,674	-	1,150	10,674	906	2008	2009
Vero Beach, FL	-	263	3,187	-	263	3,187	1,007	2001	1999
Vero Beach, FL	-	297	3,263	-	297	3,263	1,041	2001	1996
Vero Beach, FL	-	2,930	40,070	14,729	2,930	54,799	6,268	2007	2003
Voorhees, NJ	-	1,800	37,299	559	1,800	37,858	1,809	2011	1965
Voorhees, NJ(2)	-	1,900	26,040	-	1,900	26,040	1,278	2011	1985
Waconia, MN	-	890	14,726	4,334	890	19,060	547	2011	2005
Wake Forest, NC	-	200	3,003	1,742	200	4,745	1,640	1998	1999
Walkersville, MD	-	1,650	15,103	-	1,650	15,103	250	2012	1997
Wall, NJ	-	1,650	25,350	355	1,690	25,665	792	2011	2003
Wallingford, CT	-	490	1,210	46	490	1,256	103	2011	1962
Wareham, MA	-	875	10,313	1,701	875	12,014	3,650	2002	1989
Warren, NJ	-	2,000	30,810	86	2,000	30,896	1,072	2011	1999
Warwick, RI	-	1,530	18,564	48	1,530	18,612	924	2011	1963
Watchung, NJ	-	1,920	24,880	346	1,960	25,186	778	2011	2000
Waukee, IA	-	1,870	31,878	-	1,870	31,878	277	2012	2007
Waukesha, WI	-	1,100	14,910	-	1,100	14,910	1,206	2008	2009
Waxahachie, TX	-	650	5,763	-	650	5,763	728	2007	2008
Weatherford, TX	-	660	5,261	-	660	5,261	801	2006	2007
Webster, TX	9,473	360	5,940	-	360	5,940	1,826	2002	2000
Webster, NY	-	800	8,968	-	800	8,968	60	2012	2001
Webster, NY	-	1,300	21,127	-	1,300	21,127	136	2012	2001
Webster Groves, MO	-	1,790	15,469	-	1,790	15,469	137	2011	2012
West Bend, WI	-	620	17,790	-	620	17,790	472	2010	2011
West Chester, PA	-	1,350	29,237	95	1,350	29,332	1,411	2011	1974
West Chester, PA	-	3,290	42,258	-	3,290	42,258	844	2012	2000
West Chester, PA	-	600	11,894	-	600	11,894	242	2012	2002
West Orange, NJ	-	2,280	10,687	168	2,280	10,855	580	2011	1963
West Worthington, OH	-	510	5,090	-	510	5,090	1,031	2006	1980
Westerville, OH	-	740	8,287	3,105	740	11,392	6,416	1998	2001
Westfield, NJ(2)	-	2,270	16,589	-	2,270	16,589	890	2011	1970
Westford, MA	-	920	13,829	203	920	14,032	695	2011	1993
Westlake, OH	-	1,330	17,926	-	1,330	17,926	5,570	2001	1985
Westmoreland, TN	-	330	1,822	2,635	330	4,457	1,492	2001	1994
White Lake, MI	10,713	2,920	20,179	55	2,920	20,234	1,126	2010	2000
Wichita, KS	-	1,400	11,000	-	1,400	11,000	2,178	2006	1997
Wichita, KS	-	1,760	19,007	-	1,760	19,007	414	2011	2012
Wichita, KS	13,828	630	19,747	-	630	19,747	257	2012	2009
Wilkes-Barre, PA	-	610	13,842	95	610	13,937	695	2011	1986
Wilkes-Barre, PA	-	570	2,301	44	570	2,345	183	2011	1992
Willard, OH	-	730	6,447	-	730	6,447	96	2011	2012
Williamsport, PA	-	300	4,946	280	300	5,226	263	2011	1991
Williamsport, PA	-	620	8,487	428	620	8,914	464	2011	1988
Williamstown, KY	-	70	6,430	-	70	6,430	1,424	2005	1987
Willow Grove, PA	-	1,300	14,736	109	1,300	14,845	771	2011	1905
Wilmington, DE	-	800	9,494	57	800	9,551	493	2011	1970
Wilmington, NC	-	210	2,991	-	210	2,991	1,137	1999	1999
Windsor, CT	-	2,250	8,539	1,700	2,250	10,239	502	2011	1969
Windsor, CT	-	1,800	600	944	1,800	1,544	100	2011	1974
Winston-Salem, NC	-	360	2,514	459	360	2,973	805	2003	1996
Winston-Salem, NC	-	5,700	13,550	12,239	5,700	25,789	4,108	2005	1997
Worcester, MA	-	3,500	54,099	-	3,500	54,099	4,345	2007	2009
Worcester, MA	-	2,300	9,060	-	2,300	9,060	1,087	2008	1993
Wyncote, PA	-	2,700	22,244	145	2,700	22,389	1,106	2011	1960
Wyncote, PA	-	1,610	21,256	182	1,610	21,438	1,009	2011	1962
Wyncote, PA	-	900	7,811	18	900	7,829	386	2011	1889
Zionsville, IN	-	1,610	22,400	1,691	1,610	24,091	1,378	2010	2009
Seniors housing triple-net total	$218,741	$623,120	$7,462,660	$341,850	$625,388	$7,802,238	$707,213

Health Care REIT, Inc.
Schedule III
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)
		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Building & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Building & Improvements	Accumulated Depreciation(1)	Year Acquired	Year Built
Seniors housing operating:
Agawam, MA	$6,805	$880	$10,044	$83	$880	$10,127	$1,119	2011	1996
Albertville, AL	2,066	170	6,203	158	170	6,361	672	2010	1999
Albuquerque, NM	5,657	1,270	20,837	564	1,272	21,399	2,569	2010	1984
Alhambra, CA	3,012	600	6,305	52	600	6,357	554	2011	1923
Altrincham, England	-	5,578	32,373	-	5,578	32,373	625	2012	2009
Apple Valley, CA	10,979	480	16,639	107	480	16,746	2,083	2010	1999
Arlington, TX	22,542	1,660	37,395	-	1,660	37,395	214	2012	2000
Atlanta, GA	7,791	2,058	14,914	759	2,059	15,672	9,456	1997	1999
Austin, TX	19,309	880	9,520	546	880	10,066	3,817	1999	1998
Avon, CT	20,033	1,550	30,571	159	1,550	30,731	4,460	2011	1998
Azusa, CA	-	570	3,141	6,049	570	9,190	1,549	1998	1953
Bagshot, England	-	6,537	38,668	-	6,537	38,668	784	2012	2009
Banstead, England	-	8,781	54,836	-	8,781	54,836	-	2012	2005
Bellingham, WA	8,860	1,500	19,861	110	1,500	19,971	2,350	2010	1996
Belmont, CA	-	3,000	23,526	246	3,000	23,771	2,651	2011	1971
Borehamwood, England	-	7,074	41,060	-	7,074	41,060	-	2012	2003
Brighton, MA	10,899	2,100	14,616	95	2,100	14,711	1,736	2011	1995
Brookfield, CT	20,414	2,250	30,180	172	2,250	30,352	3,650	2011	1999
Buffalo Grove, IL	-	2,850	49,129	-	2,850	49,129	261	2012	2003
Burbank, CA	-	4,940	43,466	-	4,940	43,466	263	2012	2002
Cardiff by the Sea, CA	41,836	5,880	64,711	66	5,880	64,777	4,842	2011	2009
Carol Stream, IL	-	1,730	55,048	-	1,730	55,048	276	2012	2001
Centerville, MA	-	1,300	27,357	189	1,300	27,546	2,403	2011	1998
Cincinnati, OH	-	2,060	109,388	2,602	2,060	111,990	7,006	2007	2010
Citrus Heights, CA	15,189	2,300	31,876	428	2,300	32,304	3,897	2010	1997
Concord, NH	14,055	720	21,164	138	720	21,302	1,732	2011	2001
Costa Mesa, CA	-	2,050	19,969	45	2,050	20,014	2,257	2011	1965
Dallas, TX	-	1,080	9,655	116	1,080	9,771	891	2011	1997
Danvers, MA	9,857	1,120	14,557	121	1,120	14,677	1,410	2011	2000
Davenport, IA	-	1,403	35,893	2,063	1,403	37,956	3,250	2006	2009
Denver, CO	-	2,910	35,838	-	2,910	35,838	196	2012	2007
Denver, CO	13,161	1,450	19,389	-	1,450	19,389	110	2012	1997
Dublin, OH	18,884	1,680	43,423	941	1,680	44,364	4,501	2010	1990
East Haven, CT	23,721	2,660	35,533	426	2,660	35,959	5,310	2011	2000
Encinitas, CA	-	1,460	7,721	353	1,460	8,074	2,882	2000	1988
Encino, CA	-	5,040	46,255	-	5,040	46,255	285	2012	2003
Escondido, CA	13,182	1,520	24,024	106	1,520	24,131	2,677	2011	1987
Florence, AL	7,267	353	13,049	165	350	13,217	1,512	2010	1999
Fort Worth, TX	-	2,080	27,888	-	2,080	27,888	180	2012	2001
Fremont, CA	19,780	3,400	25,300	1,649	3,400	26,949	5,010	2005	1987
Gardnerville, NV	12,783	1,143	10,831	694	1,144	11,524	7,408	1998	1999
Gig Harbor, WA	5,789	1,560	15,947	71	1,560	16,018	1,843	2010	1994
Gilroy, CA	-	760	13,880	23,935	1,520	37,055	5,004	2006	2007
Glenview, IL	-	2,090	69,288	-	2,090	69,288	362	2012	2001
Hamden, CT	15,963	1,460	24,093	203	1,460	24,296	3,001	2011	1999
Hemet, CA	13,550	1,890	28,606	449	1,890	29,055	4,961	2010	1989
Hemet, CA	-	430	9,630	716	430	10,346	871	2010	1988
Henderson, NV	-	880	29,809	6	880	29,816	1,722	2011	2009
Houston, TX	-	3,830	55,674	-	3,830	55,674	3,560	2012	1998
Houston, TX	8,149	960	27,598	143	960	27,742	2,609	2011	1995
Houston, TX	18,509	1,040	31,965	-	1,040	31,965	225	2012	1999
Irving, TX	-	1,030	6,823	638	1,030	7,461	919	2007	1999
Kanata, ON	-	2,278	41,881	-	2,278	41,881	1,369	2012	2005
Kansas City, MO	5,745	1,820	34,898	1,473	1,836	36,355	4,077	2010	1980
Kansas City, MO	7,030	1,930	39,997	509	1,943	40,493	5,402	2010	1986
Kennewick, WA	14,866	1,820	27,991	235	1,820	28,226	4,318	2010	1994
Kingwood, TX	3,258	480	9,777	79	480	9,856	914	2011	1999
Kirkland, WA	24,600	3,450	38,709	15	3,450	38,723	2,570	2011	2009
Lancaster, CA	10,240	700	15,295	106	700	15,401	2,075	2010	1999
Leawood, KS	16,383	2,490	32,493	-	2,490	32,493	198	2012	1999
Los Angeles, CA	-	-	11,430	494	-	11,924	962	2008	1971
Los Angeles, CA	67,816	-	114,438	153	-	114,591	8,162	2011	2009
Los Angeles, CA	-	3,540	19,007	-	3,540	19,007	132	2012	2001
Louisville, KY	-	2,420	20,816	-	2,420	20,816	138	2012	1999
Mansfield, MA	29,381	3,320	57,011	479	3,320	57,490	6,447	2011	1998
Manteca, CA	6,279	1,300	12,125	1,423	1,300	13,548	2,608	2005	1986
Marysville, WA	4,652	620	4,780	302	620	5,082	1,242	2003	1998
Memphis, TN	-	1,800	17,744	-	1,800	17,744	1,544	2012	1999
Meriden, CT	9,730	1,500	14,874	236	1,500	15,110	2,667	2011	2001
Mesa, AZ	6,201	950	9,087	576	950	9,663	3,228	1999	2000
Middletown, CT	16,026	1,430	24,242	190	1,430	24,432	3,227	2011	1999
Middletown, RI	17,044	2,480	24,628	325	2,480	24,953	3,143	2011	1998
Milford, CT	11,956	3,210	17,364	253	3,210	17,617	2,361	2011	1999
Mill Creek, WA	29,622	10,150	60,274	419	10,150	60,693	9,422	2010	1998
Minnetonka, MN	14,935	2,080	24,360	-	2,080	24,360	144	2012	1999
Monroe, WA	13,791	2,560	34,460	243	2,560	34,703	4,098	2010	1994
Mystic, CT	11,956	1,400	18,274	213	1,400	18,487	1,928	2011	2001
Naples, FL	-	1,716	17,306	1,647	1,716	18,953	14,963	1997	1999
Nashville, TN	-	3,900	35,788	-	3,900	35,788	2,595	2012	1999
Newton, MA	29,000	2,250	43,614	116	2,250	43,730	4,354	2011	1996
Newton, MA	16,745	2,500	30,681	1,058	2,500	31,739	3,633	2011	1996
Newton, MA	-	3,360	25,099	195	3,360	25,294	3,272	2011	1994
Niantic, CT	-	1,320	25,986	241	1,320	26,227	2,319	2011	2001
North Andover, MA	23,530	1,960	34,976	209	1,960	35,185	3,882	2011	1995
North Chelmsford, MA	12,401	880	18,478	199	880	18,677	1,617	2011	1998
Oak Park, IL	-	1,250	40,383	-	1,250	40,383	212	2012	2004
Oceanside, CA	13,173	2,160	18,352	106	2,160	18,458	1,777	2011	2005
Olympia, WA	7,026	550	16,689	195	550	16,884	1,976	2010	1995
Overland Park, KS	3,648	1,540	16,269	-	1,540	16,269	103	2012	1998
Pembroke, ON	-	2,603	13,630	-	2,603	13,630	429	2012	1999
Plano, TX	4,286	840	8,538	154	840	8,691	989	2011	1996
Providence, RI	-	2,600	27,546	485	2,600	28,031	4,658	2011	1998
Purley, England	-	9,676	35,251	-	9,676	35,251	-	2012	2005
Puyallup, WA	11,586	1,150	20,776	241	1,150	21,017	2,616	2010	1985
Quincy, MA	8,585	1,350	12,584	162	1,350	12,746	1,480	2011	1998
Rancho Palos Verdes, CA	-	5,450	60,034	-	5,450	60,034	347	2012	2004
Redondo Beach, CA	7,873	-	9,557	1	-	9,558	1,531	2011	1957
Renton, WA	22,620	3,080	51,824	34	3,080	51,858	3,327	2011	2007
Rocky Hill, CT	10,811	810	16,351	147	810	16,498	1,638	2011	2000
Rohnert Park, CA	13,912	6,500	18,700	1,519	6,500	20,219	3,798	2005	1986
Romeoville, IL	-	854	12,646	58,559	6,114	65,945	5,084	2006	2010
Roswell, GA	8,000	1,107	9,627	498	1,107	10,125	6,606	1997	1999
Roswell, GA	-	2,080	6,486	-	2,080	6,486	50	2012	1997
Sacramento, CA	10,456	940	14,781	112	940	14,893	1,842	2010	1978
Salem, NH	21,686	980	32,721	159	980	32,880	2,942	2011	2000
Salt Lake City, UT	-	1,360	19,691	115	1,360	19,805	3,288	2011	1986
San Diego, CA	-	4,200	30,707	4	4,200	30,711	865	2011	2011
San Diego, CA	-	5,810	63,078	-	5,810	63,078	4,168	2012	2001
San Jose, CA	-	2,850	35,098	21	2,850	35,119	2,598	2011	2009
San Jose, CA	-	3,280	46,823	-	3,280	46,823	290	2012	2002
San Juan Capistrano, CA	-	1,390	6,942	136	1,390	7,078	2,276	2000	2001
San Ramon, CA	9,371	2,430	17,488	68	2,430	17,556	2,060	2010	1989
Sandy Springs, GA	-	2,214	8,360	-	2,214	8,360	987	2012	1997
Santa Maria, CA	-	6,050	50,658	217	6,050	50,875	3,681	2011	2001
Scottsdale, AZ	-	2,500	3,890	853	2,500	4,743	572	2008	1998
Seatlle, WA	48,543	6,790	85,369	261	6,790	85,631	5,152	2011	2009
Seattle, WA	7,758	5,190	9,350	374	5,190	9,724	2,134	2010	1962
Seattle, WA	7,575	3,420	15,555	64	3,420	15,619	2,161	2010	2000
Seattle, WA	9,263	2,630	10,257	41	2,630	10,298	1,515	2010	2003
Seattle, WA	28,965	10,670	37,291	143	10,670	37,434	6,455	2010	2005
Sevenoaks, England	-	8,131	51,963	-	8,131	51,963	1,104	2012	2009
Shelburne, VT	20,605	720	31,041	145	720	31,187	2,534	2011	1988
Sidcup, England	-	9,773	56,163	-	9,773	56,163	-	2012	2000
Solihull, England	-	6,667	55,336	-	6,667	55,336	893	2012	2009
Sonoma, CA	15,082	1,100	18,400	1,318	1,100	19,718	3,657	2005	1988
South Windsor, CT	-	3,000	29,295	395	3,000	29,690	4,022	2011	1999
Stanwood, WA	9,922	2,260	28,474	264	2,260	28,738	3,681	2010	1998
Stockton, CA	3,009	2,280	5,983	149	2,280	6,132	930	2010	1988
Sugar Land, TX	5,775	960	31,423	1,002	960	32,425	3,340	2011	1996
Sun City West, AZ	12,886	1,250	21,778	-	1,250	21,778	127	2012	1998
Sunnyvale, CA	-	5,420	41,682	-	5,420	41,682	262	2012	2002
Suwanee, GA	-	1,560	11,538	-	1,560	11,538	1,106	2012	2000
Tacoma, WA	19,180	2,400	35,053	59	2,400	35,111	2,251	2011	2008
The Woodlands, TX	2,619	480	12,379	93	480	12,472	1,170	2011	1999
Toledo, OH	16,352	2,040	47,129	428	2,040	47,557	6,818	2010	1985
Trumbull, CT	25,566	2,850	37,685	129	2,850	37,814	4,901	2011	1998
Tucson, AZ	4,852	830	6,179	-	830	6,179	36	2012	1997
Tulsa, OK	6,367	1,330	21,285	293	1,330	21,578	2,709	2010	1986
Tulsa, OK	8,321	1,500	20,861	255	1,500	21,116	2,959	2010	1984
Tustin, CA	7,014	840	15,299	22	840	15,321	1,289	2011	1965
Vacaville, CA	14,306	900	17,100	1,335	900	18,435	3,481	2005	1987
Vallejo, CA	14,322	4,000	18,000	1,786	4,000	19,786	3,674	2005	1989
Vallejo, CA	7,550	2,330	15,407	95	2,330	15,502	2,153	2010	1990
Vancouver, WA	12,011	1,820	19,042	107	1,820	19,149	2,425	2010	2006
Victoria, BC	8,168	3,716	18,977	-	3,716	18,977	650	2012	2002
Virginia Water, England	-	7,106	29,937	-	7,106	29,937	-	2012	2002
Warwick, RI	16,535	2,400	24,635	343	2,400	24,978	4,046	2011	1998
Waterbury, CT	25,629	2,460	39,547	368	2,460	39,915	6,036	2011	1998
Whittier, CA	11,605	4,470	22,151	277	4,470	22,428	4,200	2010	1988
Wilbraham, MA	11,574	660	17,639	146	660	17,784	1,769	2011	2000
Winchester, England	-	7,887	37,873	-	7,887	37,873	744	2012	2010
Woodbridge, CT	9,349	1,370	14,219	166	1,370	14,385	2,775	2011	1998
Worcester, MA	14,500	1,140	21,664	235	1,140	21,899	2,145	2011	1999
Yarmouth, ME	18,061	450	27,711	200	450	27,911	2,477	2011	1999
Seniors housing operating total	$1,369,526	$388,015	$4,239,499	$131,030	$394,065	$4,364,478	$390,907

Health Care REIT, Inc.
Schedule III
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)
		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Building & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Building & Improvements	Accumulated Depreciation(1)	Year Acquired	Year Built
Medical facilities:
Akron, OH	$-	$821	$12,079	$-	$821	$12,079	$77	2012	2010
Akron, OH	-	300	20,200	-	300	20,200	1,585	2009	2008
Allen, TX	12,080	726	14,520	-	726	14,520	1,275	2012	2006
Alpharetta, GA	-	233	18,205	763	773	18,428	1,037	2011	1993
Alpharetta, GA	-	498	32,729	2,654	1,769	34,111	3,088	2011	1999
Alpharetta, GA	-	417	14,406	27	476	14,375	1,208	2011	2003
Alpharetta, GA	-	1,700	162	-	1,862	-	-	2011
Alpharetta, GA	-	628	16,063	1,114	555	17,250	1,157	2011	2007
Arcadia, CA	9,750	5,408	23,219	1,933	5,618	24,942	5,175	2006	1984
Atlanta, GA	-	4,931	18,720	2,937	5,301	21,287	5,415	2006	1991
Atlanta, GA	17,993	1,945	23,437	-	1,945	23,437	699	2012	1984
Atlanta, GA	26,745	-	42,468	-	-	42,468	1,799	2012	2006
Bartlett, TN	8,215	187	15,015	1,252	187	16,267	3,417	2007	2004
Bellaire, TX	-	4,551	46,105	-	4,551	46,105	7,883	2006	2005
Bellaire, TX	-	2,972	33,445	1,966	2,972	35,412	6,876	2006	2005
Bellevue, NE	-	-	15,833	868	-	16,701	1,525	2010	2010
Bellevue, NE	-	4,500	109,719	-	4,500	109,719	7,106	2008	2010
Bellingham, MA	-	9,270	-	-	9,270	-	-	2007
Birmingham, AL	-	52	9,950	201	52	10,151	2,196	2006	1971
Birmingham, AL	-	124	12,238	141	124	12,379	2,593	2006	1985
Birmingham, AL	-	476	18,994	196	476	19,190	3,744	2006	1989
Boardman, OH	-	80	11,787	342	80	12,130	1,214	2010	2007
Boardman, OH	-	1,200	12,800	-	1,200	12,800	1,723	2008	2008
Boca Raton, FL	13,259	109	34,002	2,096	214	35,993	7,475	2006	1995
Boca Raton, FL	-	31	11,659	-	31	11,659	-	2012	1993
Boerne, TX	-	50	13,317	-	50	13,317	870	2011	2007
Bowling Green, KY	-	3,800	26,700	149	3,800	26,849	3,066	2008	1992
Boynton Beach, FL	4,420	2,048	7,692	375	2,048	8,067	2,140	2006	1995
Boynton Beach, FL	3,965	2,048	7,403	964	2,048	8,367	1,855	2006	1997
Boynton Beach, FL	5,921	214	5,611	7,218	117	12,927	2,524	2007	1996
Bridgeton, MO	-	-	30,221	278	-	30,499	762	2011	2011
Bridgeton, MO	11,359	450	21,221	21	450	21,242	2,190	2010	2006
Burleson, TX	-	10	11,619	220	10	11,838	871	2011	2007
Carmel, IN	-	2,280	18,820	132	2,280	18,952	1,810	2011	2005
Carmel, IN	-	2,152	18,591	2,837	2,026	21,554	2,171	2011	2007
Cedar Grove, WI	-	113	618	-	113	618	64	2010	1986
Claremore, OK	8,131	132	12,829	302	132	13,131	2,881	2007	2005
Clarkson Valley, MO	-	-	35,592	-	-	35,592	3,782	2009	2010
Columbia, MD	-	2,258	18,861	-	2,258	18,861	-	2012	2002
Columbus, OH	-	415	6,764	-	415	6,764	12	2012	1994
Coral Springs, FL	-	1,598	10,627	1,080	1,636	11,668	3,068	2006	1992
Dade City, FL	-	1,211	5,511	-	1,211	5,511	282	2011	1998
Dallas, TX	14,926	137	28,690	1,067	137	29,757	6,340	2006	1995
Dallas, TX	28,450	462	53,963	-	462	53,963	1,883	2012	2004
Dayton, OH	-	730	6,515	145	730	6,660	548	2011	1988
Deerfield Beach, FL	-	2,408	7,482	187	2,408	7,668	727	2011	2001
Delray Beach, FL	-	1,882	34,767	4,857	1,943	39,563	9,440	2006	1985
Denton, TX	11,994	-	19,407	628	-	20,035	3,560	2007	2005
Edina, MN	-	310	15,132	-	310	15,132	1,321	2010	2003
El Paso, TX	10,005	677	17,075	1,471	677	18,546	4,344	2006	1997
El Paso, TX	-	600	6,700	-	600	6,700	823	2008	2003
El Paso, TX	-	2,400	32,800	424	2,400	33,224	7,570	2008	2003
Everett, WA	-	4,842	26,010	-	4,842	26,010	1,828	2010	2011
Fayetteville, GA	3,202	959	7,540	721	986	8,234	1,873	2006	1999
Fort Wayne, IN	16,822	1,105	22,836	-	1,105	22,836	473	2012	2004
Fort Wayne, IN	-	170	8,232	-	170	8,232	1,204	2006	2006
Fort Worth, TX	-	450	13,615	-	450	13,615	748	2010	2011
Franklin, TN	-	2,338	12,138	1,468	2,338	13,606	2,740	2007	1988
Franklin, WI	5,383	6,872	7,550	-	6,872	7,550	820	2010	1984
Fresno, CA	-	2,500	35,800	118	2,500	35,918	4,109	2008	1991
Frisco, TX	8,881	-	18,635	246	-	18,881	3,859	2007	2004
Frisco, TX	-	-	15,309	1,566	-	16,875	3,692	2007	2004
Frisco, TX	-	130	16,445	-	130	16,445	319	2012	2010
Gallatin, TN	-	20	19,432	478	20	19,910	2,761	2010	1997
Germantown, TN	-	3,049	12,456	597	3,049	13,053	2,721	2006	2002
Glendale, CA	7,960	37	18,398	198	37	18,596	3,743	2007	2002
Grand Prairie, TX	-	981	6,086	-	981	6,086	277	2012	2009
Greeley, CO	-	877	6,706	125	877	6,831	1,700	2007	1997
Green Bay, WI	9,017	-	14,891	-	-	14,891	1,429	2010	2002
Green Bay, WI	-	-	20,098	-	-	20,098	1,892	2010	2002
Green Bay, WI	-	-	11,696	-	-	11,696	1,529	2010	2002
Greeneville, TN	-	970	10,032	8	970	10,040	957	2010	2005
Greenwood, IN	-	8,316	26,384	-	8,316	26,384	532	2012	2010
Harker Heights, TX	-	1,907	3,754	-	1,907	3,754	31	2011	2012
High Point, NC	-	2,595	29,013	-	2,595	29,013	260	2012	2010
Houston, TX	-	10,395	-	2	10,388	9	-	2011
Houston, TX	-	5,837	32,986	-	5,837	32,986	1,284	2012	2005
Houston, TX	-	3,688	13,302	-	3,688	13,302	264	2012	2007
Houston, TX	-	12,815	44,717	-	12,815	44,717	827	2012	1998
Houston, TX	14,000	378	31,020	-	378	31,020	1,310	2012	1981
Houston, TX	-	91	11,136	-	91	11,136	612	2012	1986
Hudson, OH	-	2,473	13,622	-	2,473	13,622	-	2012	2006
Jupiter, FL	6,972	2,252	11,415	129	2,252	11,544	2,537	2006	2001
Jupiter, FL	4,336	2,825	5,858	43	2,825	5,901	1,492	2007	2004
Katy, TX	-	1,099	1,604	-	1,099	1,604	57	2012	1986
Kenosha, WI	9,934	-	18,058	-	-	18,058	1,696	2010	1993
Killeen, TX	-	760	22,667	-	760	22,667	1,973	2010	2010
Lafayette, LA	-	1,928	10,483	25	1,928	10,509	2,438	2006	1993
Lake St Louis, MO	-	240	11,937	1,947	240	13,884	1,352	2010	2008
Lakeway, TX	-	2,801	-	-	2,801	-	-	2007
Lakewood, CA	-	146	14,885	1,146	146	16,031	3,110	2006	1993
Lakewood, WA	7,609	72	15,958	-	72	15,958	-	2012	2005
Las Vegas, NV	-	2,319	4,612	916	2,319	5,527	1,207	2006	1991
Las Vegas, NV	2,961	433	6,921	202	433	7,123	1,570	2007	1997
Las Vegas, NV	-	6,127	-	-	6,127	-	-	2007
Las Vegas, NV	-	580	23,420	-	580	23,420	836	2011	2002
Las Vegas , NV	5,803	74	15,287	419	74	15,706	3,637	2006	2000
Lenexa, KS	11,905	540	16,013	2,347	540	18,360	1,459	2010	2008
Lincoln, NE	-	1,420	29,692	9	1,420	29,701	3,671	2010	2003
Los Alamitos, CA	8,085	39	18,635	412	39	19,047	3,858	2007	2003
Los Gatos, CA	-	488	22,386	1,289	488	23,675	5,499	2006	1993
Loxahatchee, FL	-	1,637	5,048	842	1,652	5,875	1,269	2006	1997
Loxahatchee, FL	-	1,340	6,509	57	1,345	6,561	1,511	2006	1993
Loxahatchee, FL	2,600	1,553	4,694	584	1,567	5,264	1,129	2006	1994
Marinette, WI	7,548	-	13,538	-	-	13,538	1,529	2010	2002
Marlton, NJ	-	-	38,300	410	-	38,710	4,400	2008	1994
Mechanicsburg, PA	-	1,350	16,650	-	1,350	16,650	608	2011	1971
Merced, CA	-	-	13,772	927	-	14,699	1,525	2009	2010
Meridian, ID	-	3,600	20,802	251	3,600	21,053	5,365	2006	2008
Merriam, KS	-	176	7,189	220	176	7,409	1,290	2011	1972
Merriam, KS	-	81	3,122	430	81	3,553	259	2011	1980
Merriam, KS	-	336	12,972	-	336	12,972	1,658	2011	1977
Merriam, KS	15,356	182	7,393	93	182	7,486	978	2011	1985
Merrillville, IN	-	-	22,134	210	-	22,344	2,979	2008	2006
Merrillville, IN	-	700	11,699	154	700	11,853	1,484	2007	2008
Mesa, AZ	-	1,558	9,561	378	1,558	9,939	2,503	2008	1989
Mesquite, TX	-	496	3,834	-	496	3,834	18	2012	2012
Middletown, NY	-	1,756	20,364	1,188	1,756	21,552	6,070	2006	1998
Milwaukee, WI	4,429	540	8,457	-	540	8,457	859	2010	1930
Milwaukee, WI	9,762	1,425	11,519	-	1,425	11,520	1,526	2010	1962
Milwaukee, WI	2,442	922	2,185	-	922	2,185	362	2010	1958
Milwaukee, WI	22,383	-	44,535	-	-	44,535	4,091	2010	1983
Monticello, MN	9,522	61	18,489	-	61	18,489	-	2012	2008
Moorestown, NJ	-	-	52,645	-	-	52,645	176	2011	2012
Morrow, GA	-	818	8,064	223	843	8,261	2,025	2007	1990
Mount Juliet, TN	4,456	1,566	11,697	1,038	1,566	12,735	2,741	2007	2005
Mount Vernon, IL	-	-	25,163	-	-	25,163	52	2011	2012
Murrieta, CA	-	-	46,520	484	-	47,004	4,058	2010	2011
Murrieta, CA	-	8,800	202,412	-	8,800	202,412	8,393	2008	2010
Muskego, WI	1,174	964	2,158	-	964	2,159	203	2010	1993
Nashville, TN	-	4,300	-	7,172	11,472	-	-	2010
Nashville , TN	-	1,806	7,165	1,322	1,806	8,487	2,234	2006	1986
New Berlin, WI	4,527	3,739	8,290	-	3,739	8,290	845	2010	1993
Niagara Falls, NY	-	1,145	10,574	228	1,153	10,794	2,797	2007	1995
Niagara Falls, NY	-	388	7,870	47	396	7,909	1,517	2007	2004
Orange Village, OH	-	610	7,419	296	610	7,715	1,898	2007	1985
Oro Valley, AZ	10,011	89	18,339	564	89	18,902	3,770	2007	2004
Oshkosh, WI	-	-	18,339	-	-	18,339	1,709	2010	2000
Oshkosh, WI	9,338	-	15,881	-	-	15,881	1,464	2010	2000
Palm Springs, FL	2,666	739	4,066	72	739	4,137	1,047	2006	1993
Palm Springs, FL	-	1,182	7,765	196	1,182	7,961	1,951	2006	1997
Palm Springs , CA	-	365	12,396	1,366	365	13,762	2,988	2006	1998
Palmer, AK	19,237	217	29,705	745	217	30,450	5,671	2007	2006
Pearland, TX	-	781	5,517	132	781	5,648	1,322	2006	2000
Pearland, TX	1,005	948	4,556	115	948	4,671	1,084	2006	2002
Pewaukee, WI	-	4,700	20,669	-	4,700	20,669	3,825	2007	2007
Phoenix, AZ	27,902	1,149	48,018	10,952	1,149	58,971	11,468	2006	1998
Pineville, NC	-	961	6,974	2,107	1,077	8,965	1,928	2006	1988
Plano, TX	-	5,423	20,752	56	5,423	20,807	5,855	2008	2007
Plano, TX	54,620	793	82,722	-	793	82,722	3,573	2012	2005
Plantation, FL	9,428	8,563	10,666	2,378	8,575	13,033	3,839	2006	1997
Plantation, FL	8,765	8,848	9,262	249	8,896	9,462	4,775	2006	1996
Plymouth, WI	1,370	1,250	1,870	-	1,250	1,870	214	2010	1991
Portland, ME	15,697	655	25,500	412	655	25,912	1,395	2011	2008
Raleigh, NC	-	1,486	11,200	1,762	1,486	12,962	1,064	2011	2007
Redmond, WA	-	5,015	26,697	-	5,015	26,697	2,049	2010	2011
Reno, NV	-	1,117	21,972	676	1,117	22,648	4,960	2006	1991
Richmond, VA	-	2,838	26,305	-	2,838	26,305	-	2012	2008
Rockwall, TX	-	132	17,056	-	132	17,056	735	2012	2008
Rogers, AR	-	1,062	28,680	-	1,062	28,680	1,504	2011	2008
Rolla, MO	-	1,931	47,640	-	1,931	47,639	1,984	2011	2009
Roswell, NM	1,806	183	5,851	-	183	5,851	301	2011	2004
Roswell, NM	5,078	883	15,984	-	883	15,984	680	2011	2006
Roswell, NM	-	762	17,171	-	762	17,171	583	2011	2009
Ruston, LA	-	710	9,790	-	710	9,790	388	2011	1988
Sacramento, CA	-	866	12,756	913	866	13,668	2,764	2006	1990
San Antonio, TX	-	2,050	16,251	2,307	2,050	18,559	5,471	2006	1999
San Antonio, TX	18,400	4,518	29,905	-	4,518	29,905	1,754	2012	1986
San Antonio, TX	-	-	17,303	-	-	17,303	3,735	2007	2007
San Bernardino, CA	-	3,700	14,300	687	3,700	14,987	1,617	2008	1993
San Diego, CA	-	-	22,003	1,845	-	23,848	2,491	2008	1992
Sarasota, FL	-	3,360	19,140	-	3,360	19,140	670	2011	2006
Sarasota, FL	-	62	46,348	-	62	46,348	81	2012	1990
Seattle, WA	-	4,410	35,787	2,055	4,410	37,843	3,140	2010	2010
Sewell, NJ	-	-	53,360	4,355	-	57,715	8,221	2007	2009
Shakopee, MN	6,932	420	11,360	8	420	11,368	1,112	2010	1996
Shakopee, MN	11,743	640	18,089	-	640	18,089	1,252	2010	2007
Sheboygan, WI	1,892	1,012	2,216	-	1,012	2,216	256	2010	1958
Somerville, NJ	-	3,400	22,244	2	3,400	22,246	2,457	2008	2007
Southlake, TX	11,680	592	17,905	-	592	17,905	752	2012	2004
Southlake, TX	18,518	698	30,524	-	698	30,524	998	2012	2004
St. Louis, MO	7,281	336	17,247	939	336	18,186	3,851	2007	2001
St. Paul, MN	26,105	2,681	39,507	-	2,681	39,507	2,594	2011	2007
Stafford, VA	-	-	11,260	313	-	11,573	1,323	2008	2009
Suffern, NY	-	622	35,220	1,985	622	37,204	1,558	2011	2007
Suffolk, VA	-	1,530	10,979	540	1,538	11,511	1,748	2010	2007
Sugar Land, TX	8,905	3,513	15,527	-	3,513	15,527	-	2012	2005
Summit, WI	-	2,899	87,666	-	2,899	87,666	11,954	2008	2009
Tallahassee, FL	-	-	14,719	2,730	-	17,449	1,295	2010	2011
Tampa, FL	-	1,210	19,572	-	1,210	19,572	700	2012	2006
Tampa, FL	-	2,208	6,464	-	2,208	6,464	321	2012	1985
Tampa, FL	-	4,319	12,234	-	4,319	12,234	536	2011	2003
Temple, TX	-	2,900	9,851	-	2,900	9,851	121	2011	2012
Tomball, TX	-	1,404	5,071	880	1,404	5,951	1,721	2006	1982
Tucson, AZ	-	1,302	4,925	662	1,302	5,587	1,377	2008	1995
Tulsa, OK	-	3,003	6,025	20	3,003	6,045	1,955	2006	1992
Van Nuys, CA	-	-	36,187	-	-	36,187	3,281	2009	1991
Virginia Beach, VA	-	827	18,289	237	895	18,458	1,647	2011	2007
Voorhees, NJ	-	6,404	24,251	1,313	6,422	25,546	4,899	2006	1997
Voorhees, NJ	-	-	96,006	-	-	96,006	2,689	2010	2012
Webster, TX	-	360	5,940	8,178	2,418	12,060	3,056	2006	1991
Wellington, FL	6,768	107	16,933	381	107	17,314	3,181	2006	2000
Wellington , FL	6,071	388	13,697	144	388	13,841	2,668	2007	2003
West Allis, WI	3,475	1,106	3,309	-	1,106	3,309	456	2010	1961
West Palm Beach, FL	6,602	628	14,740	121	628	14,861	3,332	2006	1993
West Palm Beach, FL	6,092	610	14,618	116	610	14,734	3,908	2006	1991
West Seneca, NY	12,051	917	22,435	1,759	1,628	23,482	4,871	2007	1990
Westerville, OH	-	2,122	5,403	-	2,122	5,403	14	2012	2001
Zephyrhills, FL	-	3,875	23,907	3,331	3,875	27,237	1,273	2011	1974
Medical facilities total:	$713,720	$333,112	$4,027,512	$127,413	$345,938	$4,142,095	$456,935

Health Care REIT, Inc.
Schedule III
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Assets held for sale:
Brighton, MA	$-	$240	$3,859	$-	$-	$2,449	$-	2005	1982
Durham, NC	-	5,350	9,320	-	-	2,539	-	2006	1980
Fairhaven, MA	-	770	6,230	-	-	5,552	-	2004	1999
Hamden, CT	-	1,470	4,530	-	-	4,370	-	2002	1998
Hopedale, MA	-	130	8,170	-	-	6,581	-	2005	1999
Lakeway, TX	-	5,484	24,886	-	-	23,716	-	2007	2011
Malabar, FL	-	5,000	12,000	-	-	16,425	-	2010	2008
Melbourne, FL	-	7,000	69,000	-	-	72,694	-	2010	2009
Melbourne, FL	-	1,400	24,400	-	-	24,631	-	2010	2003
Melbourne, FL	-	600	9,400	-	-	9,550	-	2010	1986
Melbourne, FL	-	367	458	-	-	793	-	2011	1979
Midwest City, OK	-	470	5,673	-	-	2,625	-	1998	1958
New Haven, CT	-	160	4,778	-	-	2,520	-	2006	1958
Newburyport, MA	-	960	8,290	-	-	6,784	-	2002	1999
Norwalk, CT	-	410	2,640	-	-	1,764	-	2004	1971
Oklahoma City, OK	-	510	10,694	-	-	9,079	-	1998	1979
Prospect, CT	-	820	1,441	-	-	1,022	-	2004	1970
Quincy, MA	-	2,690	15,410	-	-	14,852	-	2004	1999
Rocky Hill, CT	-	1,460	7,040	-	-	6,205	-	2002	1998
Torrington, CT	-	360	1,261	-	-	1,091	-	2004	1966
Viera, FL	-	1,600	10,600	-	-	11,692	-	2010	1998
Waterbury, CT	-	370	2,166	-	-	518	-	2006	1972
Waterford, CT	-	1,360	12,540	-	-	10,141	-	2002	2000
West Hartford, CT	-	2,650	5,980	-	-	7,144	-	2004	1905
West Haven, CT	-	580	1,620	-	-	476	-	2004	1971
Assets held for sale total	$-	$42,211	$262,386	$-	$-	$245,213	-

(1) Please see Note 2 to our consolidated financial statements for information regarding lives used for depreciation and amortization.
(2) Represents real property asset associated with a capital lease.

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Segment	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation

Seniors housing triple-net	$218,741	$623,120	$7,462,660	$341,850	$625,388	$7,802,238	$707,213
Seniors housing operating	1,369,526	388,015	4,239,499	131,030	394,065	4,364,478	390,907
Medical facilities	713,720	333,112	4,027,512	127,413	345,938	4,142,095	456,935
Construction in progress	-	-	162,984	-	-	162,984	-
Total continuing operating properties	2,301,987	1,344,247	15,892,655	600,293	1,365,391	16,471,795	1,555,055

Assets held for sale	-	42,210	262,386	-	-	245,213	-
Total investments in real property owned	$2,301,987	$1,386,457	$16,155,041	$600,293	$1,365,391	$16,717,008	$1,555,055

	Year Ended December 31,
	2012	2011	2010

Reconciliation of real property:	(in thousands)
Investment in real estate:
Balance at beginning of year	$14,844,319	$8,992,495	$6,336,291
Additions:
Acquisitions	2,923,251	4,525,737	1,707,421
Improvements	449,964	426,000	398,510
Conversions from loans receivable	-	-	10,070
Assumed other items, net	108,404	210,411	208,314
Assumed debt	481,598	961,928	559,508
Foreign currency translation	6,082	-	-
Total additions	3,969,299	6,124,076	2,883,823
Deductions:
Cost of real estate sold	(581,696)	(250,047)	(216,300)
Reclassification of accumulated depreciation and amortization for assets held for sale	(120,236)	(10,011)	(10,372)
Impairment of assets	(29,287)	(12,194)	(947)
Total deductions	(731,219)	(272,252)	(227,619)
Balance at end of year(3)	$18,082,399	$14,844,319	$8,992,495

Accumulated depreciation:
Balance at beginning of year	$1,194,476	$836,966	$677,851
Additions:
Depreciation and amortization expenses	533,585	423,605	202,543
Amortization of above market leases	7,204	6,409	2,524
Total additions	540,789	430,014	205,067
Deductions:
Sale of properties	(59,974)	(63,997)	(31,919)
Reclassification of accumulated depreciation and amortization for assets held for sale	(120,236)	(8,507)	(14,033)
Total deductions	(180,210)	(72,504)	(45,952)
Balance at end of year	$1,555,055	$1,194,476	$836,966

(3) The aggregate cost for tax purposes for real property equals $14,788,080,000, $13,604,448,000 and $8,802,656,000 at December 31, 2012, 2011 and 2010, respectively.

Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2012
Mortgage Loans on Real Estate [Abstract]
MORTGAGE LOANS ON REAL ESTATE
Health Care REIT, Inc.
Schedule IV - Mortgage Loans on Real Estate
December 31, 2012
				(in thousands)
Description	Interest Rate	Final Maturity Date	Monthly Payment Terms	Prior Liens	Face Amount of Mortgages	Carrying Amount of Mortgages	Principal Amount of Loans Subject to Delinquent Principal or Interest
First mortgage relating to one medical office building in Texas	6.18%	12/31/17	$114,643	$-	$22,244	$22,244	$-
First mortgage relating to one hospital in California	8.72%	12/01/17	$127,158	-	17,500	17,500	-
First mortgage relating to one medical office building in Texas	6.18%	12/31/17	$82,941	-	16,093	16,093	-
First mortgage relating to one hospital in California	10.14%	06/01/20	$160,435	-	21,050	15,187	-
First mortgage relating to one medical office building in Georgia	6.50%	10/01/14	$38,556	-	6,100	6,014	-
Second mortgage relating to one senior housing facility in New Hampshire	8.11%	10/01/16	$21,056	17,670	3,235	3,056	-
First mortgage relating to one senior housing facility in Arizona	3.55%	01/01/14	$12,275	-	4,500	2,650	2,650
First mortgage relating to one senior housing facility in Texas	10.25%	03/01/13	$56,307	-	2,635	2,498	-
Second mortgage relating to one hospital in California	9.83%	10/31/13	$138,308	15,187	13,000	1,323	-
First mortgage relating to one hospital in California	10.13%	01/14/14	$131,481	-	8,045	1,215	-
First mortgage relating to one medical office building in Georgia	8.11%	10/01/14	$1,206	-	800	175	-

Totals				$32,857	$115,202	$87,955	$2,650

	Year Ended December 31,
	2012	2011	2010
Reconciliation of mortgage loans:	(in thousands)
Balance at beginning of year	$63,934	$109,283	$74,517
Additions:
New mortgage loans	40,641	11,286	73,439
Total additions	40,641	11,286	73,439
Deductions:
Collections of principal	(11,819)	(50,579)	(10,540)
Conversions to real property	(3,300)	(4,000)	(10,070)
Charge-offs	(1,501)	-	(18,063)
Reclass to other real estate loans	-	(2,056)	-
Total deductions	(16,620)	(56,635)	(38,673)
Balance at end of year	$87,955	$63,934	$109,283

Accounting Policies and Related Matters (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies and Related Matters (Policies) [Abstract]
Principles of Consolidation

Principles of Consolidation

     The consolidated financial statements include the accounts of our wholly-owned subsidiaries and joint venture entities that we control, through voting rights or other means. All material intercompany transactions and balances have been eliminated in consolidation.

     At inception of joint venture transactions, we identify entities for which control is achieved through means other than voting rights (“variable interest entities” or “VIEs”) and determine which business enterprise is the primary beneficiary of its operations. A VIE is broadly defined as an entity where either (i) the equity investors as a group, if any, do not have a controlling financial interest, or (ii) the equity investment at risk is insufficient to finance that entity's activities without additional subordinated financial support. We consolidate investments in VIEs when we are determined to be the primary beneficiary. Accounting Standards Codification Topic 810, Consolidations (“ASC 810”), requires enterprises to perform a qualitative approach to determining whether or not a VIE will need to be consolidated on a continuous basis. This evaluation is based on an enterprise's ability to direct and influence the activities of a VIE that most significantly impact that entity's economic performance.

     For investments in joint ventures, we evaluate the type of rights held by the limited partner(s), which may preclude consolidation in circumstances in which the sole general partner would otherwise consolidate the limited partnership. The assessment of limited partners' rights and their impact on the presumption of control over a limited partnership by the sole general partner should be made when an investor becomes the sole general partner and should be reassessed if (i) there is a change to the terms or in the exercisability of the rights of the limited partners, (ii) the sole general partner increases or decreases its ownership in the limited partnership, or (iii) there is an increase or decrease in the number of outstanding limited partnership interests. We similarly evaluate the rights of managing members of limited liability companies.

Use of Estimates

Use of Estimates

     The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

     Revenue is recorded in accordance with U.S. GAAP, which requires that revenue be recognized after four basic criteria are met. These four criteria include persuasive evidence of an arrangement, the rendering of service, fixed and determinable income and reasonably assured collectability. Interest income on loans is recognized as earned based upon the principal amount outstanding subject to an evaluation of collectability risk. Substantially all of our operating leases contain escalating rent structures. Leases with fixed annual rental escalators are generally recognized on a straight-line basis over the initial lease period, subject to a collectability assessment. Rental income related to leases with contingent rental escalators is generally recorded based on the contractual cash rental payments due for the period. Leases in our medical office building portfolio typically include some form of operating expense reimbursement by the tenant. Certain payments made to operators are treated as lease incentives and amortized as a reduction of revenue over the lease term. We recognize resident fees and services, other than move-in fees, monthly as services are provided. Lease agreements with residents generally have a term of one year and are cancelable by the resident with 30 days' notice.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of all highly liquid investments with an original maturity of three months or less.
Restricted Cash

Restricted Cash

     Restricted cash primarily consists of amounts held by lenders to provide future payments for real estate taxes, insurance, tenant and capital improvements and amounts held in escrow relating to acquisitions we are entitled to receive over a period of time as outlined in the escrow agreement.

Deferred Loan Expenses

Deferred Loan Expenses

     Deferred loan expenses are costs incurred by us in connection with the issuance, assumption and amendments of debt arrangements. We amortize these costs over the term of the debt using the straight-line method, which approximates the effective interest method.

Investments in Unconsolidated Entities

Investments in Unconsolidated Entities

     Investments in less than majority owned entities where our interests represent a general partnership interest but substantive participating or kick-out rights have been granted to the limited partners, or where our interests do not represent the general partnership interest and we do not control the major operating and financial policies of the entity, are reported under the equity method of accounting. Under the equity method of accounting, our share of the investee's earnings or losses is included in our consolidated results of operations. To the extent that our cost basis is different from the basis reflected at the entity level, the basis difference is generally amortized over the lives of the related assets and liabilities, and such amortization is included in our share of equity in earnings of the entity. The initial carrying value of investments in unconsolidated entities is based on the amount paid to purchase the entity interest or the estimated fair value of the assets prior to the sale of interests in the entity. Other equity investments include an investment in available-for-sale securities. These equity investments represented a minimal ownership interest in these companies. We evaluate our equity method investments for impairment based upon a comparison of the estimated fair value of the equity method investment to its carrying value. When we determine a decline in the estimated fair value of such an investment below its carrying value is other-than-temporary, an impairment is recorded.

Redeemable Noncontrolling Interests

Redeemable Noncontrolling Interests

     Certain noncontrolling interests are redeemable at fair value. Accordingly, we record the carrying amount of the noncontrolling interests at the greater of (i) the initial carrying amount, increased or decreased for the noncontrolling interest's share of net income or loss and its share of other comprehensive income or loss and dividends or (ii) the redemption value. In accordance with ASC 810, the redeemable noncontrolling interests were classified outside of permanent equity, as a mezzanine item, in the balance sheet.

Real Property Owned

Real Property Owned

     Real property developed by us is recorded at cost, including the capitalization of construction period interest. Expenditures for repairs and maintenance are expensed as incurred. Property acquisitions are accounted for as business combinations where we measure the assets acquired, liabilities (including assumed debt and contingencies) and any noncontrolling interests at their fair values on the acquisition date. The cost of real property acquired, which represents substantially all of the purchase price, is allocated to net tangible and identifiable intangible assets based on their respective fair values. These properties are depreciated on a straight-line basis over their estimated useful lives which range from 15 to 40 years for buildings and 5 to 15 years for improvements. Tangible assets primarily consist of land, buildings and improvements, including those related to capital leases. We consider costs incurred in conjunction with re-leasing properties, including tenant improvements and lease commissions, to represent the acquisition of productive assets and, accordingly, such costs are reflected as investment activities in our statement of cash flows.

     The remaining purchase price is allocated among identifiable intangible assets primarily consisting of the above or below market component of in-place leases and the value associated with the presence of in-place tenants or residents. The value allocable to the above or below market component of the acquired in-place lease is determined based upon the present value (using a discount rate which reflects the risks associated with the acquired leases) of the difference between (i) the contractual amounts to be paid pursuant to the lease over its remaining term, and (ii) management's estimate of the amounts that would be paid using fair market rates over the remaining term of the lease. The amounts allocated to above market leases are included in acquired lease intangibles and below market leases are included in other liabilities in the balance sheet and are amortized to rental income over the remaining terms of the respective leases.

     The total amount of other intangible assets acquired is further allocated to in-place lease values and customer relationship values for in-place tenants based on management's evaluation of the specific characteristics of each tenant's lease and our overall relationship with that respective tenant. Characteristics considered by management in allocating these values include the nature and extent of our existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant's credit quality and expectations of lease renewals, among other factors. The total amount of other intangible assets acquired is further allocated to in-place lease values for in-place residents with such value representing (i) value associated with lost revenue related to tenant reimbursable operating costs that would be incurred in an assumed re-leasing period, and (ii) value associated with lost rental revenue from existing leases during an assumed re-leasing period. This intangible asset will be amortized over the assumed re-leasing period.

The net book value of long-lived assets is reviewed quarterly on a property by property basis to determine if facts and circumstances suggest that the assets may be impaired or that the depreciable life may need to be changed. We consider external factors relating to each asset and the existence of a master lease which may link the cash flows of an individual asset to a larger portfolio of assets leased to the same tenant. If these factors and the projected undiscounted cash flows of the asset over the remaining depreciation period indicate that the asset will not be recoverable, the carrying value is reduced to the estimated fair market value. In addition, we are exposed to the risks inherent in concentrating investments in real estate, and in particular, the seniors housing and health care industries. A downturn in the real estate industry could adversely affect the value of our properties and our ability to sell properties for a price or on terms acceptable to us.

Capitalization of Construction Period Interest

Capitalization of Construction Period Interest

     We capitalize interest costs associated with funds used for the construction of properties owned directly by us. The amount capitalized is based upon the balance outstanding during the construction period using the rate of interest which approximates our cost of financing. We capitalize interest costs related to construction of real property owned by us. Our interest expense reflected in the consolidated statements of comprehensive income has been reduced by the amounts capitalized.

Gain on Sale of Assets

Gain on Sale of Assets

     We recognize sales of assets only upon the closing of the transaction with the purchaser. Payments received from purchasers prior to closing are recorded as deposits and classified as other assets on our consolidated balance sheets. Gains on assets sold are recognized using the full accrual method upon closing when (i) the collectability of the sales price is reasonably assured, (ii) we are not obligated to perform significant activities after the sale to earn the profit, (iii) we have received adequate initial investment from the purchaser and (iv) other profit recognition criteria have been satisfied. Gains may be deferred in whole or in part until the sales satisfy the requirements of gain recognition on sales of real estate.

Real Estate Loans Receivable

Real Estate Loans Receivable

     Real estate loans receivable consist of mortgage loans and other real estate loans. Interest income on loans is recognized as earned based upon the principal amount outstanding subject to an evaluation of collectability risks. The loans are primarily collateralized by a first, second or third mortgage lien, a leasehold mortgage on, or an assignment of the partnership interest in, the related properties, corporate guaranties and/or personal guaranties.

Allowance for Losses on Loans Receivable

Allowance for Losses on Loans Receivable

     The allowance for losses on loans receivable is maintained at a level believed adequate to absorb potential losses in our loans receivable. The determination of the allowance is based on a quarterly evaluation of these loans, including general economic conditions and estimated collectability of loan payments. We evaluate the collectability of our loans receivable based on a combination of factors, including, but not limited to, delinquency status, historical loan charge-offs, financial strength of the borrower and guarantors and value of the underlying collateral. If such factors indicate that there is greater risk of loan charge-offs, additional allowances or placement on non-accrual status may be required. A loan is impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due as scheduled according to the contractual terms of the original loan agreement. Consistent with this definition, all loans on non-accrual are deemed impaired. To the extent circumstances improve and the risk of collectability is diminished, we will return these loans to full accrual status. While a loan is on non-accrual status, any cash receipts are applied against the outstanding principal balance.

Goodwill

Goodwill

    We account for goodwill in accordance with U.S. GAAP. Goodwill is tested annually for impairment and is tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying amount, including goodwill, exceeds the reporting unit's fair value and the implied fair value of goodwill is less than the carrying amount of that goodwill. We have not had any goodwill impairments.

Fair Value of Derivative Instruments

Fair Value of Derivative Instruments

     Derivatives are recorded at fair value on the balance sheet as assets or liabilities. The valuation of derivative instruments requires us to make estimates and judgments that affect the fair value of the instruments. Fair values of our derivatives are estimated by pricing models that consider the forward yield curves and discount rates. The fair value of our forward exchange contracts are estimated by pricing models that consider foreign currency spot rates, forward trade rates and discount rates. Such amounts and the recognition of such amounts are subject to significant estimates that may change in the future. See Note 11 for additional information.

Federal Income Tax

Federal Income Tax

    We have elected to be treated as a REIT under the applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with our first taxable year, and made no provision for federal income tax purposes prior to our acquisition of our “taxable REIT subsidiaries.” As a result of these as well as subsequent acquisitions, we now record income tax expense or benefit with respect to certain of our entities that are taxed as taxable REIT subsidiaries under provisions similar to those applicable to regular corporations and not under the REIT provisions.

We account for deferred income taxes using the asset and liability method and recognize deferred tax assets and liabilities for the expected future tax consequences of events that have been included in our financial statements or tax returns. Under this method, we determine deferred tax assets and liabilities based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Any increase or decrease in the deferred tax liability that results from a change in circumstances, and that causes a change in our judgment about expected future tax consequences of events, is included in the tax provision when such changes occur. Deferred income taxes also reflect the impact of operating loss and tax credit carryforwards. A valuation allowance is provided if we believe it is more likely than not that all or some portion of the deferred tax asset will not be realized. Any increase or decrease in the valuation allowance that results from a change in circumstances, and that causes a change in our judgment about the realizability of the related deferred tax asset, is included in the tax provision when such changes occur. See Note 18 for additional information.

Foreign Currency

Foreign Currency

Certain of our subsidiaries' functional currencies are the local currencies of their respective countries. We translate the results of operations of our foreign subsidiaries into U.S. dollars using average rates of exchange in effect during the period, and we translate balance sheet accounts using exchange rates in effect at the end of the period. We record resulting currency translation adjustments in accumulated other comprehensive income, a component of stockholders' equity, on our consolidated balance sheets. We record transaction gains and losses in our consolidated statements of comprehensive income.

Earnings Per Share

Earnings Per Share

     Basic earnings per share is computed by dividing net income available to common stockholders by the weighted-average number of shares outstanding for the period adjusted for non-vested shares of restricted stock. The computation of diluted earnings per share is similar to basic earnings per share, except that the number of shares is increased to include the number of additional common shares that would have been outstanding if the potentially dilutive common shares had been issued.

New Accounting Standards

New Accounting Standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”), which requires incremental fair value disclosures in the notes to the financial statements. We have adopted ASU 2011-04 effective January 1, 2012. The adoption of this guidance did not have a material impact on our consolidated financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”), which requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  We have adopted ASU 2011-05 effective January 1, 2012 and presented total comprehensive income on the consolidated statements of comprehensive income. Further disclosures including reconciliation from net income to total comprehensive income will be required on an annual basis. The provisions of ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05” delayed the requirement to present certain reclassifications on the face of the financial statements.

Reclassifications	Reclassifications Certain amounts in prior years have been reclassified to conform to current year presentation.

Real Property Acquisitions and Development (Tables)	12 Months Ended
Dec. 31, 2012
Real Property Acquisitions and Development (Tables) [Abstract]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities

Seniors Housing Triple-net Activity

The following is our purchase price allocations and other seniors housing triple-net real property investment activity for the periods presented (in thousands):

	Year Ended December 31,
	2012(1)	2011	2010
Land and land improvements	$87,242	$212,156	$61,290
Buildings and improvements	984,077	3,108,508	967,239
Receivables and other assets	119	9,101	0
Total assets acquired(2)	1,071,438	3,329,765	1,028,529
Secured debt	(89,881)	(93,431)	(84,086)
Accrued expenses and other liabilities	(3,542)	(91,290)	(26,345)
Total liabilities assumed	(93,423)	(184,721)	(110,431)
Capital in excess of par	921	0	0
Noncontrolling interests	(17,215)	0	0
Non-cash acquisition related activity	(616)	(2,532)	(9,922)
Cash disbursed for acquisitions	961,105	3,142,512	908,176
Construction in progress additions	179,684	182,626	85,993
Less: Capitalized interest	(6,041)	(5,752)	(6,396)
Cash disbursed for construction in progress	173,643	176,874	79,597
Capital improvements to existing properties	67,026	0	21,833
Total cash invested in real property, net of cash acquired	$1,201,774	$3,319,386	$1,009,606

(1) Includes acquisitions with an aggregate purchase price of $37,772,000 for which the allocation of the purchase price consideration is preliminary and subject to change.
(2) Excludes $2,031,000 of cash acquired during the year ended December 31, 2012.

The following is a summary of our seniors housing operating real property investment activity for the periods presented (in thousands):

	Year Ended December 31,
	2012(1)	2011	2010
Land and land improvements	$146,332	$112,350	$75,620
Buildings and improvements	1,341,560	1,512,764	676,623
Acquired lease intangibles	118,077	122,371	63,757
Restricted cash	1,296	20,699	-
Receivables and other assets	10,125	901	16,459
Total assets acquired(2)	1,617,390	1,769,085	832,459
Secured debt	(124,190)	(796,272)	(305,167)
Accrued expenses and other liabilities	(17,347)	(44,483)	(6,849)
Total liabilities assumed	(141,537)	(840,755)	(312,016)
Capital in excess of par	-	(6,017)	(43,641)
Noncontrolling interests	(56,884)	(69,984)	(101,091)
Cash disbursed for acquisitions	1,418,969	852,329	375,711
Capital improvements to existing properties	21,751	15,880	1,735
Total cash invested in real property, net of cash acquired	$1,440,720	$868,209	$377,446

(1) Includes acquisitions with an aggregate purchase price of $1,370,128,000 for which the allocation of the purchase price consideration is preliminary and subject to change.
(2) Excludes $20,691,000, $38,952,000 and $8,532,000 of cash acquired during the years ended December 31, 2012, 2011 and 2010, respectively.

The following is a summary of our medical facilities real property investment activity for the periods presented (in thousands):

	Year Ended December 31,
	2012(1)	2011	2010
Land and land improvements	$68,619	$48,342	$49,632
Buildings and improvements	648,409	520,976	513,152
Acquired lease intangibles	115,233	60,609	67,929
Restricted cash	975	100	0
Goodwill(2)	0	0	68,321
Receivables and other assets	4,469	3,053	0
Total assets acquired(3)	837,705	633,080	699,034
Secured debt	(267,527)	(72,225)	(170,255)
Accrued expenses and other liabilities	(25,928)	(34,214)	(75,010)
Total liabilities assumed	(293,455)	(106,439)	(245,265)
Capital in excess of par	0	0	(2,721)
Noncontrolling interests	(193)	(7,211)	(10,848)
Preferred stock	0	0	(16,667)
Non-cash acquisition related activity	(880)	0	0
Cash disbursed for acquisitions	543,177	519,430	423,533
Construction in progress additions	134,830	165,593	252,595
Less: Capitalized interest	(3,736)	(7,412)	(13,924)
Accruals	(18,327)	(33,451)	(11,435)
Cash disbursed for construction in progress	112,767	124,730	227,236
Capital improvements to existing properties	46,673	24,031	36,354
Total cash invested in real property, net of cash acquired	$702,617	$668,191	$687,123

(1) Includes acquisitions with an aggregate purchase price of $190,799,000 for which the allocation of the purchase price consideration is preliminary and subject to change.
(2) Goodwill represents the estimated fair value of the future development pipeline expected to be generated. Cash flows from this future pipeline are expected to come from development activities and the ability to perform the management functions at the assets after the properties are developed.
(3) Excludes $2,154,000 of cash acquired during the year ended December 31, 2011.

Summary of construction projects placed into service and generating revenues

The following is a summary of the construction projects that were placed into service and began generating revenues during the periods presented

	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Development projects:
Seniors housing triple-net	$146,913	$114,161	$273,034
Medical facilities	189,135	355,935	162,376
Total development projects	336,048	470,096	435,410
Expansion projects	4,983	45,414	3,216
Total construction in progress conversions	$341,031	$515,510	$438,626

Future minimum lease payments receivable under operating leases

At December 31, 2012, future minimum lease payments receivable under operating leases (excluding properties in our seniors housing operating partnerships and excluding any operating expense reimbursements) are as follows (in thousands):

2013	$1,039,427
2014	980,258
2015	952,029
2016	950,079
2017	929,224
Thereafter	7,579,800
Totals	$12,430,817

Real Estate Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Intangibles (Tables) [Abstract]
Summary of real estate intangibles excluding those classified as held for sale

The following is a summary of our real estate intangibles, excluding those classified as held for sale, as of the dates indicated (dollars in thousands):

	December 31, 2012	December 31, 2011
Assets:
In place lease intangibles	$541,729	$332,645
Above market tenant leases	56,086	35,973
Below market ground leases	61,450	51,316
Lease commissions	14,419	8,265
Gross historical cost	673,684	428,199
Accumulated amortization	(257,242)	(148,380)
Net book value	$416,442	$279,819

Weighted-average amortization period in years	16.4	17.0

Liabilities:
Below market tenant leases	$77,036	$67,284
Above market ground leases	9,490	5,020
Gross historical cost	86,526	72,304
Accumulated amortization	(27,753)	(21,387)
Net book value	$58,773	$50,917

Weighted-average amortization period in years	14.3	12.3

The following is a summary of real estate intangible amortization for the periods presented (in thousands):

	Year Ended December 31,
	2012	2011	2010
Rental income related to above/below market tenant leases, net	$1,120	$3,340	$3,829
Property operating expenses related to above/below market ground leases, net	(1,285)	(1,161)	(1,049)
Depreciation and amortization related to in place lease intangibles and lease commissions	(103,044)	(98,856)	(18,298)

The future estimated aggregate amortization of intangible assets and liabilities is as follows for the periods presented (in thousands):

	Assets	Liabilities
2013	$112,730	$7,200
2014	62,787	6,616
2015	29,220	5,645
2016	23,201	5,233
2017	23,453	4,920
Thereafter	165,051	29,159
Totals	$416,442	$58,773

Dispositions, Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Dispositions, Assets Held for Sale and Discontinued Operations (Tables) [Abstract]
Summary of real property disposition activity
	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Real property dispositions:
Seniors housing triple-net	$372,378	$150,755	$170,290
Medical facilities	149,344	35,295	14,092
Total dispositions	521,722	186,050	184,382
Add: Gain (loss) on sales of real property, net	100,549	61,160	36,115
Seller financing on sales of real property	(12,000)	0	(1,470)
Proceeds from real property sales	$610,271	$247,210	$219,027

Reclassification impact as result of classifying properties as discontinued operations
	Year Ended December 31,
	2012	2011	2010
Revenues:
Rental income	$79,855	$107,771	$124,476
Expenses:
Interest expense	16,293	24,714	27,068
Property operating expenses	2,354	6,131	8,678
Provision for depreciation	17,836	29,861	37,517
Income (loss) from discontinued operations, net	$43,372	$47,065	$51,213

Real Estate Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Loans Receivable (Tables) [Abstract]
Summary of real estate loans receivable	The following is a summary of our real estate loans receivable (in thousands):
	December 31,
	2012	2011
Mortgage loans	$87,955	$63,934
Other real estate loans	807,710	228,573
Totals	$895,665	$292,507

Summary of real estate loan activity

The following is a summary of our real estate loan activity for the periods presented (in thousands):

	Year Ended
	December 31, 2012				December 31, 2011			December 31, 2010
	Seniors	Seniors			Seniors			Seniors
	Housing	Housing	Medical		Housing	Medical		Housing	Medical
	Triple-net	Operating(1)	Facilities	Totals	Triple-net	Facilities	Totals	Triple-net	Facilities	Totals
Advances:
Investments in new loans	$2,220	$580,834	$38,336	$621,390	$18,541	$0	$18,541	$9,742	$41,644	$51,386
Draws on existing loans	41,754	0	1,950	43,704	29,752	3,184	32,936	46,113	1,236	47,349
Sub-total	43,974	580,834	40,286	665,094	48,293	3,184	51,477	55,855	42,880	98,735
Less: Seller financing on property sales	0	0	0	0	0	0	0	0	(1,470)	(1,470)
Net cash advances on real estate loans	43,974	580,834	40,286	665,094	48,293	3,184	51,477	55,855	41,410	97,265
Receipts:
Loan payoffs	10,387	0	2,168	12,555	162,705	2,943	165,648	5,619	6,233	11,852
Principal payments on loans	19,786	0	2,679	22,465	17,856	5,307	23,163	24,203	7,440	31,643
Total receipts on real estate loans	30,173	0	4,847	35,020	180,561	8,250	188,811	29,822	13,673	43,495
Net advances (receipts) on real estate loans	$13,801	$580,834	$35,439	$630,074	$(132,268)	$(5,066)	$(137,334)	$26,033	$27,737	$53,770

(1) Represents loan to Sunrise Senior Living, Inc. that was acquired upon merger consummation on January 9, 2013 as discussed in Note 21.

Summary of allowance for losses on loans receivable

The following is a summary of the allowance for losses on loans receivable for the periods presented (in thousands):

	Year Ended December 31,
	2012(1)	2011(2)	2010(3)
Balance at beginning of year	$-	$1,276	$5,183
Provision for loan losses	27,008	2,010	29,684
Charge-offs	(27,008)	(3,286)	(33,591)
Balance at end of year	$-	$-	$1,276

(1) Provision and charge-off amounts relate to one entrance fee community in our seniors housing triple-net segment.
(2) Provision and charge-off amounts relate to one hospital in our medical facilities segment.
(3) Provision and charge-off amounts relate to certain early stage seniors housing and CCRC development projects in our seniors housing triple-net segment.

Summary of loan impairments

The following is a summary of our loan impairments (in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance of impaired loans at end of year	$4,230	$6,244	$9,691
Allowance for loan losses	-	-	1,276
Balance of impaired loans not reserved	$4,230	$6,244	$8,415
Average impaired loans for the year	$5,237	$7,968	$38,409
Interest recognized on impaired loans(1)	44	-	103

(1) Represents interest recognized prior to placement on non-accrual status.

Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2012
Investments In Unconsolidated Entities (Tables) [Abstract]
Summary Of Investments In Unconsolidated Entities
			Year Ended December 31,			December 31,
	Percentage Ownership	Properties	2012 Income (loss)	2011 Income (loss)	2010 Income (loss)	2012 Assets	2011 Assets
Seniors housing triple-net(1)	10% to 49%	21	$(33)	$(9)	$-	$34,618	$30,975
Seniors housing operating	33% to 50%	39	(6,364)	(1,531)	-	217,701	15,429
Medical facilities	36% to 49%	13	8,879	7,312	6,673	186,617	195,318
Total			$2,482	$5,772	$6,673	$438,936	$241,722

(1) Asset amounts include an available-for-sale equity investment. See Note 16 for additional information.

Customer Concentration (Tables)	12 Months Ended
Dec. 31, 2012
Customer Concentration (Tables) [Abstract]
Summary of customer concentration
	Number of	Total	Percent of
Concentration by investment:(1)	Properties	Investment(2)	Investment(3)
Genesis HealthCare	177	$2,682,822	15%
Sunrise Senior Living	10	1,087,357	6%
Merrill Gardens	48	1,084,536	6%
Belmont Village	19	896,692	5%
Benchmark Senior Living	35	842,760	5%
Remaining portfolio	684	10,828,842	63%
Totals	973	$17,423,009	100%

_____________________

  Genesis is in our seniors housing triple-net segment whereas the other top five customers are in our seniors housing operating segment.
  Excludes our share of investments in unconsolidated entities. Please see Note 7 for additional information.
  Investments with our top five customers comprised 41% of total investments at December 31, 2011.

Borrowings Under Lines of Credit Arrangements and Related Items (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings Under Line of Credit Arrangement and Related Items (Tables) [Abstract]
Aggregate borrowings under the unsecured lines of credit arrangements

The following information relates to aggregate borrowings under our unsecured lines of credit arrangements for the periods presented (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance outstanding at year end	$0	$610,000	$300,000
Maximum amount outstanding at any month end	$897,000	$710,000	$560,000
Average amount outstanding (total of daily
principal balances divided by days in period)	$191,378	$240,104	$268,762
Weighted-average interest rate (actual interest
expense divided by average borrowings outstanding)	1.80%	1.51%	1.48%

Senior Unsecured Notes and Secured Debt (Tables)	12 Months Ended
Dec. 31, 2012
Senior Unsecured Notes And Secured Debt (Tables) [Abstract]
Principal payments due on debt obligations
	Senior	Secured
	Unsecured Notes(1,2)	Debt (1,3)	Totals
2013	$300,000	$110,034	$410,034
2014	0	204,783	204,783
2015(4)	501,054	224,486	725,540
2016	700,000	328,730	1,028,730
2017	450,000	320,943	770,943
Thereafter	4,194,403	1,122,610	5,317,013
Totals	$6,145,457	$2,311,586	$8,457,043

(1) Amounts represent principal amounts due and do not include unamortized premiums/discounts or other fair value adjustments as reflected on the consolidated balance sheet.
(2) Annual interest rates range from 2.25% to 6.5%, excluding the Canadian denominated unsecured term loan.
(3) Annual interest rates range from 1.0% to 10.0%. Carrying value of the properties securing the debt totaled $3,953,516,000 at December 31, 2012.
(4) On July 30, 2012, we completed funding on a $250,000,000 Canadian denominated unsecured term loan (approximately $251,054,000 USD at exchange rates on December 31, 2012). The loan matures on July 27, 2015 (with an option to extend for an additional year at our discretion) and bears interest at the Canadian Dealer Offered Rate plus 145 basis points (2.67% at December 31, 2012).

Summary of senior unsecured note issuances
	Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
		Weighted Avg.		Weighted Avg.		Weighted Avg.
	Amount	Interest Rate	Amount	Interest Rate	Amount	Interest Rate

Beginning balance	$4,464,927	5.133%	$3,064,930	5.129%	$1,661,853	5.557%
Debt issued	1,800,000	3.691%	1,400,000	5.143%	1,844,403	4.653%
Debt extinguished	(76,853)	8.000%	(3)	4.750%	(441,326)	4.750%
Debt redeemed	(293,671)	4.750%	-	0.000%	-	0.000%
Ending balance	$5,894,403	4.675%	$4,464,927	5.133%	$3,064,930	5.129%

Secured debt principal activity
	Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
		Weighted Avg.		Weighted Avg.		Weighted Avg.
	Amount	Interest Rate	Amount	Interest Rate	Amount	Interest Rate
Beginning balance	$2,108,384	5.285%	$1,133,715	5.972%	$623,045	5.842%
Debt issued	157,418	4.212%	116,903	5.697%	157,156	5.454%
Debt assumed	444,744	5.681%	940,854	4.444%	564,656	6.089%
Debt extinguished	(360,403)	4.672%	(55,317)	5.949%	(194,493)	6.073%
Foreign currency	187	5.637%	-	0.000%	-	0.000%
Principal payments	(38,744)	5.456%	(27,771)	5.845%	(16,649)	5.792%
Ending balance	$2,311,586	5.140%	$2,108,384	5.285%	$1,133,715	5.972%

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments (Tables) [Abstract]
Impact of derivative instruments on the statement of operations and OCI
		Year Ended
	Location	December 31, 2012	December 31, 2011	December 31, 2010
Gain (loss) on interest rate swap recognized in OCI (effective portion)	OCI	$3,200	$3,189	$(10,307)
Gain (loss) on interest rate swaps reclassified from AOCI into income (effective portion)	Interest expense	(1,596)	1,781	(2,244)
Gain (loss) on forward exchange contracts recognized in income	Realized gain	1,921	0	0
Gain (loss) on interest rate swaps recognized in income	Realized loss	(96)	0	0
Gain (loss) on forward exchange contracts designated as net investment hedge recognized in OCI	OCI	(5,134)	0	0

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies (Tables) [Abstract]
Future minimum lease payments due under operating and capital leases

At December 31, 2012, future minimum lease payments due under operating and capital leases are as follows (in thousands):

	Operating Leases	Capital Leases(1)
2013	$11,046	$73,562
2014	11,267	1,219
2015	11,072	8,984
2016	11,168	559
2017	11,180	559
Thereafter	644,257	970
Totals	$699,990	$85,853

(1) Amounts above represent principal and interest obligations under capital lease arrangements. Related assets with a gross value of $186,343,000 and accumulated depreciation of $8,639,000 are recorded in real property.

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity (Tables) [Abstract]
Summary of stockholder's equity capital accounts

The following is a summary of our stockholder's equity capital accounts as of the dates indicated:

	December 31, 2012	December 31, 2011
Preferred Stock, $1.00 par value:
Authorized shares	50,000,000	50,000,000
Issued shares	26,224,854	25,724,854
Outstanding shares	26,224,854	25,724,854

Common Stock, $1.00 par value:
Authorized shares	400,000,000	400,000,000
Issued shares	260,780,109	192,604,918
Outstanding shares	260,373,754	192,275,248

Summary of preferred stock activity
	Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
		Weighted Avg.		Weighted Avg.		Weighted Avg.
	Shares	Dividend Rate	Shares	Dividend Rate	Shares	Dividend Rate

Beginning balance	25,724,854	7.013%	11,349,854	7.663%	11,474,093	7.697%
Shares issued	11,500,000	6.500%	14,375,000	6.500%	349,854	6.000%
Shares redeemed	(11,000,000)	7.716%	-	0.000%	(5,513)	7.500%
Shares converted	-	0.000%	-	0.000%	(468,580)	7.262%
Ending balance	26,224,854	6.493%	25,724,854	7.013%	11,349,854	7.663%

Summary of common stock issuances

     Common Stock. The following is a summary of our common stock issuances during the periods indicated (dollars in thousands, except per share amounts):

	Shares Issued	Average Price	Gross Proceeds	Net Proceeds

September 2010 public issuance	9,200,000	$45.75	$420,900	$403,921
December 2010 public issuance	11,500,000	43.75	503,125	482,448
2010 Dividend reinvestment plan issuances	1,957,364	43.95	86,034	86,034
2010 Equity shelf program issuances	431,082	44.94	19,371	19,013
2010 Option exercises	129,054	31.17	4,022	4,022
2010 Totals	23,217,500		$1,033,452	$995,438

March 2011 public issuance	28,750,000	$49.25	$1,415,938	$1,358,543
November 2011 public issuance	12,650,000	50.00	632,500	606,595
2011 Dividend reinvestment plan issuances	2,534,707	48.44	122,794	121,846
2011 Equity shelf program issuances	848,620	50.53	42,888	41,982
2011 Option exercises	232,081	37.17	8,628	8,628
2011 Totals	45,015,408		$2,222,748	$2,137,594

February 2012 public issuance	20,700,000	$53.50	$1,107,450	$1,062,256
August 2012 public issuance	13,800,000	58.75	810,750	778,011
September 2012 public issuance	29,900,000	56.00	1,674,400	1,606,665
2012 Dividend reinvestment plan issuances	2,136,140	56.37	120,411	120,411
2012 Option exercises	341,371	40.86	13,949	13,949
2012 Senior note conversions	1,039,721		0	0
2012 Totals	67,917,232		$3,726,960	$3,581,292

Summary of dividend payments

The increase in dividends is primarily attributable to increases in our common and preferred shares outstanding as described above. Please refer to Notes 2 and 18 for information related to federal income tax of dividends. The following is a summary of our dividend payments (in thousands, except per share amounts)

	Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
	Per Share	Amount	Per Share	Amount	Per Share	Amount

Common Stock	$2.96000	$653,321	$2.83500	$483,746	$2.74000	$348,578
Series D Preferred Stock	0.50301	2,012	1.96875	7,875	1.96875	7,875
Series E Preferred Stock	-	0	-	0	1.12500	94
Series F Preferred Stock	0.48715	3,410	1.90625	13,344	1.90625	13,344
Series G Preferred Stock	-	0	-	0	1.40640	332
Series H Preferred Stock	2.85840	1,000	2.85840	1,000	-	0
Series I Preferred Stock	3.25000	46,719	1.33159	38,283	-	0
Series J Preferred Stock	1.39038	15,988	-	0	-	0
Totals		$722,450		$544,248		$370,223

Summary of accumulated other comprehensive income/(loss)

The following is a summary of accumulated other comprehensive income/(loss) as of the dates indicated (in thousands):

	December 31, 2012	December 31, 2011
Unrecognized gains (losses) on cash flow hedges	$(6,957)	$(8,561)
Unrecognized gains (losses) on equity investments	(216)	(619)
Unrecognized gains (losses) on foreign currency translation	(881)	0
Unrecognized actuarial gains (losses)	(2,974)	(2,748)
Totals	$(11,028)	$(11,928)

Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Incentive Plans (Tables) [Abstract]
Fair value of each option grant estimated on weighted-average assumptions:
	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Dividend yield	5.16%	5.74%	6.28%
Expected volatility	35.15%	34.80%	34.08%
Risk-free interest rate	1.48%	2.87%	3.23%
Expected life (in years)	7.0	7.0	7.0
Weighted-average fair value	$11.11	$9.60	$7.82

Summary of stock options activity
	Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
	Number of	Weighted	Number of	Weighted	Number of	Weighted
	Shares	Average	Shares	Average	Shares	Average
Stock Options	(000's)	Exercise Price	(000's)	Exercise Price	(000's)	Exercise Price
Options at beginning of year	1,252	$42.12	1,207	$39.45	1,062	$37.71
Options granted	332	57.33	289	49.17	280	43.29
Options exercised	(341)	40.11	(232)	36.92	(129)	33.58
Options terminated	(81)	51.81	(12)	43.09	(6)	37.82
Options at end of period	1,162	$46.40	1,252	$42.12	1,207	$39.45

Options exercisable at end of period	313	$40.82	427	$39.45	440	$37.76
Weighted average fair value of
options granted during the period		$11.11		$9.60		$7.82

	Options Outstanding			Options Exercisable
	Number	Weighted	Weighted Average	Number	Weighted	Weighted Average
	Outstanding	Average	Remaining	Exercisable	Average	Remaining
Range of Per Share Exercise Prices	(thousands)	Exercise Price	Contract Life	(thousands)	Exercise Price	Contract Life
$30-$40	271	$36.80	6.3	132	$36.58	5.5
$40-$50	593	45.31	7.7	181	43.90	6.3
$50+	298	57.33	10.0	-	-	-
Totals	1,162	$$46.40	6.9	313	$40.82	6.0

Aggregate intrinsic value	$17,095,000			$6,341,000

Non-vested stock incentive awards
	Stock Options		Restricted Stock
	Number of	Weighted-Average	Number of	Weighted-Average
	Shares	Grant Date	Shares	Grant Date
	(000's)	Fair Value	(000's)	Fair Value
Non-vested at December 31, 2011	825	$7.40	508	$44.91
Vested	(211)	6.96	(228)	47.38
Granted	332	11.11	404	57.31
Terminated	(97)	7.29	(83)	42.75
Non-vested at December 31, 2012	849	$8.97	601	$52.60

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share (Tables) [Abstract]
Computation of basic and diluted earnings per share
	Year Ended December 31,
	2012	2011	2010
Numerator for basic and diluted earnings
per share - net income attributable to
common stockholders	$221,884	$157,108	$106,882

Denominator for basic earnings per
share: weighted-average shares	224,343	173,741	127,656
Effect of dilutive securities:
Employee stock options	231	176	125
Non-vested restricted shares	312	246	420
Convertible senior unsecured notes	1,067	238	7
Dilutive potential common shares	1,610	660	552
Denominator for diluted earnings per
share: adjusted-weighted average shares	225,953	174,401	128,208

Basic earnings per share	$0.99	$0.90	$0.84
Diluted earnings per share	$0.98	$0.90	$0.83

Disclosure about Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure about Fair Value of Financial Instruments (Tables) [Abstract]
Carrying amounts and estimated fair values of financial instruments

The carrying amounts and estimated fair values of our financial instruments are as follows (in thousands):

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial Assets:
Mortgage loans receivable	$87,955	$88,975	$63,934	$64,194
Other real estate loans receivable	807,710	820,195	228,573	231,308
Available-for-sale equity investments	1,384	1,384	980	980
Cash and cash equivalents	1,033,764	1,033,764	163,482	163,482

Financial Liabilities:
Borrowings under unsecured lines of credit arrangements	$0	$0	$610,000	$610,000
Senior unsecured notes	6,114,151	6,793,424	4,434,107	4,709,736
Secured debt	2,336,196	2,515,145	2,112,649	2,297,278
Interest rate swap agreements	264	264	2,854	2,854
Foreign currency forward contracts	7,247	7,247	0	0

The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
	Fair Value Measurements as of December 31, 2012
	Total	Level 1	Level 2	Level 3
Available-for-sale equity investments(1)	$1,384	$1,384	$0	$0
Interest rate swap agreements(2)	(264)	0	(264)	0
Foreign currency forward contract(2)	(7,247)	0	(7,247)	0
Totals	$(6,127)	$1,384	$(7,511)	$0

(1) Unrealized gains or losses on equity investments are recorded in accumulated other comprehensive income (loss) at each measurement date.
(2) Please see Note 11 for additional information.

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting (Tables) [Abstract]
Summary of information for reportable segments

Summary information for the reportable segments (which excludes unconsolidated entities) during the years ended December 31, 2012, 2011 and 2010 is as follows (in thousands):

Year Ended December 31, 2012:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities	Non-segment / Corporate	Total
Rental income	$692,275	$-	$387,462	$-	$1,079,737
Resident fees and services	-	697,494	-	-	697,494
Interest income	24,380	6,208	8,477	-	39,065
Other income	2,412	-	1,947	912	5,271
Total revenues	719,067	703,702	397,886	912	1,821,567

Property operating expenses	-	(471,678)	(98,439)	-	(570,117)
Net operating income from continuing operations	719,067	232,024	299,447	912	1,251,450

Reconciling items:
Interest expense	(4,525)	(67,524)	(31,540)	(263,418)	(367,007)
(Loss) gain on derivatives, net	(96)	1,921	-	-	1,825
Depreciation and amortization	(203,848)	(165,798)	(146,103)	-	(515,749)
General and administrative	-	-	-	(97,341)	(97,341)
Transaction costs	(35,705)	(12,756)	(13,148)	-	(61,609)
(Loss) gain on extinguishment of debt, net	(2,405)	2,697	483	-	775
Provision for loan losses	(27,008)	-	-	-	(27,008)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$445,480	$(9,436)	$109,139	$(359,847)	$185,336

Total assets	$8,447,698	$5,323,777	$4,706,159	$1,071,475	$19,549,109

Year Ended December 31, 2011:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities	Non-segment / Corporate	Total
Rental income	$546,416	$-	$274,659	$-	$821,075
Resident fees and services	-	456,085	-	-	456,085
Interest income	34,068	-	7,002	-	41,070
Other income	6,620	-	3,985	690	11,295
Total revenues	587,104	456,085	285,646	690	1,329,525

Property operating expenses	-	(314,142)	(63,597)	-	(377,739)
Net operating income from continuing operations	587,104	141,943	222,049	690	951,786

Reconciling items:
Interest expense	(150)	(46,342)	(21,909)	(228,884)	(297,285)
Depreciation and amortization	(158,744)	(138,192)	(96,808)	-	(393,744)
General and administrative	-	-	-	(77,201)	(77,201)
Transaction costs	(27,993)	(36,328)	(5,903)	-	(70,224)
(Loss) gain on extinguishment of debt, net	-	979	-	-	979
Provision for loan losses	-	-	(2,010)	-	(2,010)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$400,217	$(77,940)	$95,419	$(305,395)	$112,301

Total assets	$7,823,953	$3,041,238	$3,795,940	$263,475	$14,924,606

Year Ended December 31, 2010:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities	Non-segment / Corporate	Total
Rental income	$282,974	$-	$195,960	$-	$478,934
Resident fees and services	-	51,006	-	-	51,006
Interest income	36,176	-	4,679	-	40,855
Other income	3,386	-	985	2,874	7,245
Total revenues	322,536	51,006	201,624	2,874	578,040

Property operating expenses	-	(32,621)	(45,166)	-	(77,787)
Net operating income from continuing operations	322,536	18,385	156,458	2,874	500,253

Reconciling items:
Interest expense	4,610	(7,794)	(17,579)	(113,129)	(133,892)
Depreciation and amortization	(81,579)	(15,504)	(67,943)	-	(165,026)
General and administrative	-	-	-	(54,626)	(54,626)
Transaction costs	(20,612)	(20,936)	(5,112)	-	(46,660)
Loss (gain) on extinguishment of debt, net	(7,791)	-	(1,308)	(25,072)	(34,171)
Provision for loan losses	(29,684)	-	-	-	(29,684)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$187,480	$(25,849)	$64,516	$(189,953)	$36,194

Income Taxes and Distributions (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes and Distributions (Tables) [Abstract]
Cash distributions paid to common stockholders, for federal income tax purposes

Cash distributions paid to common stockholders, for federal income tax purposes, are as follows

	Year Ended December 31,
	2012	2011	2010
Per Share:
Ordinary income	$1.5000	$1.1472	$0.7774
Return of capital	1.3376	1.4227	1.7408
Long-term capital gains	0.1176	0.1059	0.0190
Unrecaptured section 1250 gains	0.0048	0.1592	0.2028
Totals	$2.9600	$2.8350	$2.7400

Schedule of provision (benefit) for income taxes
	Year Ended December 31,
	2012	2011	2010
Current	$4,785	$389	$319
Deferred	2,827	999	45
Totals	$7,612	$1,388	$364

Schedule of reconciliation of income tax expense
	Year Ended December 31,
	2012	2011	2010
Tax at statutory rate on earnings from continuing operations before unconsolidated entities, noncontrolling interests and income taxes	$64,979	$54,750	$26,111
Increase in valuation allowance	9,234	(4,732)	317
Tax at statutory rate on earnings not subject to federal income taxes	(72,640)	(48,630)	(26,064)
Other differences	6,039	-	-
Totals	$7,612	$1,388	$364

Summary of tax effects of temporary differences and carryforwards included in the net deferred tax liabilities
	Year Ended December 31,
	2012	2011	2010
Property, primarily differences in depreciation and amortization, the tax basis of land assets and the treatment of interests and certain costs	$(2,144)	$(1,577)	$(29)
Operating loss and interest deduction carryforwards	8,552	1,488	7,080
Expense accruals and other	4,372	5,749	1,980
Valuation allowance	(12,199)	(2,965)	(7,697)
Totals	$(1,419)	$2,695	$1,334

Schedule of Valuation Allowance Rollforward
	Year Ended December 31,
	2012	2011	2010
Beginning balance	$2,965	$7,697	$7,380
Additions	9,234	-	317
Deductions	-	(4,732)	-
Ending balance	$12,199	$2,965	$7,697

Unrecognized Tax Benefits Summary of activity related to unrecognized tax benefits
	Year Ended December 31,
	2012	2011
Gross unrecognized tax benefits at beginning of year	$6,098	$-
Increases (decreases) in unrecognized tax benefits related to a prior year	(248)	-
Increases (decreases) in unrecognized tax benefits related to the current year	394	6,098
Lapse in statute of limitations for assessment	(146)	-
Gross unrecognized tax benefits at end of year	$6,098	$6,098

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Tables) [Abstract]
Summary of Unaudited Quarterly Results of Operations
	Year Ended December 31, 2012
	1st Quarter	2nd Quarter	3rd Quarter(2)	4th Quarter
Revenues - as reported	$435,359	$453,082	$474,139	$500,663
Discontinued operations	(17,363)	(13,327)	(10,853)	(133)
Revenues - as adjusted(1)	$417,996	$439,755	$463,286	$500,530
Net income (loss) attributable to common stockholders	$39,307	$54,735	$37,269	$90,576
Net income (loss) attributable to common stockholders per share:
Basic	$0.20	$0.26	$0.17	$0.35
Diluted	0.19	0.25	0.16	0.35

	Year Ended December 31, 2011
	1st Quarter	2nd Quarter	3rd Quarter(3)	4th Quarter(4)
Revenues - as reported	$255,477	$381,059	$384,786	$407,391
Discontinued operations	(26,993)	(24,497)	(24,742)	(22,956)
Revenues - as adjusted(1)	$228,484	$356,562	$360,044	$384,435
Net income attributable to common stockholders	$23,372	$69,847	$36,607	$27,282
Net income attributable to common stockholders per share:
Basic	$0.15	$0.40	$0.21	$0.15
Diluted	0.15	0.39	0.21	0.15

(1) We have reclassified the income attributable to the properties sold prior to or held for sale at March 31, 2013 to discontinued operations. See Note 5.
(2) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $32,450,000 for the second quarter as compared to $12,827,000 for the third quarter.
(3) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $30,224,000 for the second quarter as compared to $185,000 for the third quarter.
(4) The decreases in net income and amounts per share are primarily attributable to impairment charges of $11,992,000.

Business (Details)	Dec. 31, 2012 Number properties
Business (Textuals) [Abstract]
Number of properties in diversified portfolio	1,025
Number of states in diversified portfolio	46

Real Property Acquisitions and Development (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Seniors Housing Operating [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	$ 146,332	[1]	$ 112,350		$ 75,620
Buildings and improvements	1,341,560	[1]	1,512,764		676,623
Acquired lease intangibles	118,077	[1]	122,371		63,757
Restricted cash	1,296	[1]	20,699		0
Receivables and other assets	10,125	[1]	901		16,459
Total assets acquired	1,617,390	[1],[2]	1,769,085	[2]	832,459	[2]
Secured debt	(124,190)	[1]	(796,272)		(305,167)
Accrued expenses and other liabilities	(17,347)	[1]	(44,483)		(6,849)
Total liabilities assumed	(141,537)	[1]	(840,755)		(312,016)
Capital in excess of par	0	[1]	(6,017)		(43,641)
Noncontrolling interests	(56,884)	[1]	(69,984)		(101,091)
Cash disbursed for acquisitions	1,418,969	[1]	852,329		375,711
Capital improvements to existing properties	21,751	[1]	15,880		1,735
Total cash invested in real property	1,440,720	[1]	868,209		377,446
Cash acquired from acquisition	20,691		38,952		8,532
Seniors Housing Operating [Member] | Preliminary [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Total purchase price	1,370,128
Senior Housing Facilities Triple Net [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	87,242	[3]	212,156		61,290
Buildings and improvements	984,077	[3]	3,108,508		967,239
Receivables and other assets	119	[3]	9,101		0
Total assets acquired	1,071,438	[3],[4]	3,329,765		1,028,529
Secured debt	(89,881)	[3]	(93,431)		(84,086)
Accrued expenses and other liabilities	(3,542)	[3]	(91,290)		(26,345)
Total liabilities assumed	(93,423)	[3]	(184,721)		(110,431)
Capital in excess of par	921	[3]	0		0
Noncontrolling interests	(17,215)	[3]	0		0
Non-cash acquisition related activity	(616)	[3]	(2,532)		(9,922)
Cash disbursed for acquisitions	961,105	[3]	3,142,512		908,176
Construction in progress additions	179,684	[3]	182,626		85,993
Less: Capitalized interest	(6,041)	[3]	(5,752)		(6,396)
Cash disbursed for construction in progress	173,643	[3]	176,874		79,597
Capital improvements to existing properties	67,026	[3]	0		21,833
Total cash invested in real property	1,201,774	[3]	3,319,386		1,009,606
Cash acquired from acquisition	2,031
Senior Housing Facilities Triple Net [Member] | Preliminary [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Total purchase price	37,772
Medical Facilities [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	68,619	[5]	48,342		49,632
Buildings and improvements	648,409	[5]	520,976		513,152
Acquired lease intangibles	115,233	[5]	60,609		67,929
Goodwill	0	[5]	0		68,321
Restricted cash	975	[5]	100		0
Receivables and other assets	4,469	[5]	3,053		0
Total assets acquired	837,705	[5],[6]	633,080	[6]	699,034	[6]
Secured debt	(267,527)	[5]	(72,225)		(170,255)
Accrued expenses and other liabilities	(25,928)	[5]	(34,214)		(75,010)
Total liabilities assumed	(293,455)	[5]	(106,439)		(245,265)
Capital in excess of par	0	[5]	0		(2,721)
Noncontrolling interests	(193)	[5]	(7,211)		(10,848)
Non-cash acquisition related activity	(880)	[5]	0		0
Cash disbursed for acquisitions	543,177	[5]	519,430		423,533
Construction in progress additions	134,830	[5]	165,593		252,595
Less: Capitalized interest	(3,736)	[5]	(7,412)		(13,924)
Accruals	(18,327)	[5]	(33,451)		(11,435)
Cash disbursed for construction in progress	112,767	[5]	124,730		227,236
Capital improvements to existing properties	46,673	[5]	24,031		36,354
Total cash invested in real property	702,617	[5]	668,191		687,123
Cash acquired from acquisition			2,154
Preferred stock	0	[5]	0		(16,667)
Contingent Consideration in Stock	12,500
Contingent Consideration Total	34,692		39,827
Medical Facilities [Member] | Preliminary [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Total purchase price	$ 190,799

[1]	(1) Includes acquisitions with an aggregate purchase price of $1,370,128,000 for which the allocation of the purchase price consideration is preliminary and subject to change.
[2]	(2) Excludes $20,691,000, $38,952,000 and $8,532,000 of cash acquired during the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	(1) Includes acquisitions with an aggregate purchase price of $37,772,000 for which the allocation of the purchase price consideration is preliminary and subject to change.
[4]	(2) Excludes $2,031,000 of cash acquired during the year ended December 31, 2012.
[5]	(1) Includes acquisitions with an aggregate purchase price of $190,799,000 for which the allocation of the purchase price consideration is preliminary and subject to change.
[6]	(3) Excludes $2,154,000 of cash acquired during the year ended December 31, 2011.

Real Property Acquisitions and Development (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Development projects:
Development projects	$ 336,048	$ 470,096	$ 435,410
Expansion projects	4,983	45,414	3,216
Total construction in progress conversions	341,031	515,510	438,626
Future minimum lease payments receivable under operating leases
2013	1,039,427
2014	980,258
2015	952,029
2016	950,079
2017	929,224
Thereafter	7,579,800
Totals	12,430,817
Senior Housing Facilities Triple Net [Member]
Development projects:
Development projects	146,913	114,161	273,034
Medical Facilities [Member]
Development projects:
Development projects	$ 189,135	$ 355,935	$ 162,376

Real Estate Intangibles (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Number	Dec. 31, 2011 Number	Dec. 31, 2010
Assets
Other Finite-Lived Intangible Assets, Gross	$ 673,684	$ 428,199
Accumulated amortization	(257,242)	(148,380)
Net book value	416,442	279,819
Weighted-average amortization period in years	16 years 4 months	17 years 0 months
Liabilities
Real estate intangible liabilities, Gross	86,526	72,304
Accumulated amortization	(27,753)	(21,387)
Net book value	58,773	50,917
Weighted-average amortization period in years	14.3	12.3
Real Estate Intangible Amortization [Abstract]
Rental income related to above/below market tenant leases, net	1,120	3,340	3,829
Property operating expenses related to above/below market ground leases, net	(1,285)	(1,161)	(1,049)
Depreciation and amortization related to in place lease intangibles and lease commissions	(103,044)	(98,856)	(18,298)
Intangible Asset [Member]
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized [Line Items]
2013	112,730
2014	62,787
2015	29,220
2016	23,201
2017	23,453
Thereafter	165,051
Totals	416,442
Intangible Liability [Member]
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized [Line Items]
2013	7,200
2014	6,616
2015	5,645
2016	5,233
2017	4,920
Thereafter	29,159
Totals	58,773
In place lease intangibles [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	541,729	332,645
Above market tenant leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	56,086	35,973
Below market ground leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	61,450	51,316
Lease commissions [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	14,419	8,265
Below market tenant leases [Member]
Liabilities
Real estate intangible liabilities, Gross	77,036	67,284
Above market ground leases [Member]
Liabilities
Real estate intangible liabilities, Gross	$ 9,490	$ 5,020

Dispositions, Assets Held for Sale and Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real property dispositions:
Property dispositions	$ 521,722	$ 186,050	$ 184,382
Add: Gain (loss) on sales of properties, net	100,549	61,160	36,115
Sellers financing	(12,000)	0	(1,470)
Proceeds from sales of real property	610,271	247,210	219,027
Revenues:
Rental income	79,855	107,771	124,476
Other income	0	0	0
Expenses:
Interest expense	16,293	24,714	27,068
Property operating expenses	2,354	6,131	8,678
Provision for depreciation	17,836	29,861	37,517
Income (loss) from discontinued operations, net	43,372	47,065	51,213
Medical Facilities [Member]
Real property dispositions:
Property dispositions	149,344	35,295	14,092
Seniors Housing Triple-net [Member]
Real property dispositions:
Property dispositions	372,378	150,755	170,290
Seniors Housing Operating [Member]
Real property dispositions:
Property dispositions	$ 0	$ 0	$ 0

Dispositions, Assets Held for Sale and Discontinued Operations (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Sellers financing	$ (12,000)	$ 0	$ (1,470)
Deposited in Section 1031 escrow	$ 46,201

Real Estate Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Summary of real estate loans receivable
Real estate loans receivable	$ 895,665		$ 292,507
Advances on real estate loans receivable:
Investments in new loans	621,390		18,541	51,386
Draws on existing loans	43,704		32,936	47,349
Sub-total	665,094		51,477	98,735
Less: Seller financing on loans receivable				(1,470)
Net cash advances on real estate loans	665,094		51,477	97,265
Receipts on real estate loans receivable:
Loan payoffs	12,555		165,648	11,852
Principal payments on loans	22,465		23,163	31,643
Total receipts on real estate loans	35,020		188,811	43,495
Net advances (receipts) on real estate loans	630,074		(137,334)	53,770
Mortgage Receivable [Member]
Summary of real estate loans receivable
Real estate loans receivable	87,955		63,934
Other Real Estate Loans Receivables [Member]
Summary of real estate loans receivable
Real estate loans receivable	807,710		228,573
Medical Facilities [Member]
Advances on real estate loans receivable:
Investments in new loans	38,336		0	41,644
Draws on existing loans	1,950		3,184	1,236
Sub-total	40,286		3,184	42,880
Less: Seller financing on loans receivable				(1,470)
Net cash advances on real estate loans	40,286		3,184	41,410
Receipts on real estate loans receivable:
Loan payoffs	2,168		2,943	6,233
Principal payments on loans	2,679		5,307	7,440
Total receipts on real estate loans	4,847		8,250	13,673
Net advances (receipts) on real estate loans	35,439		(5,066)	27,737
Senior Housing Facilities Triple Net [Member]
Advances on real estate loans receivable:
Investments in new loans	2,220		18,541	9,742
Draws on existing loans	41,754		29,752	46,113
Sub-total	43,974		48,293	55,855
Net cash advances on real estate loans	43,974		48,293	55,855
Receipts on real estate loans receivable:
Loan payoffs	10,387		162,705	5,619
Principal payments on loans	19,786		17,856	24,203
Total receipts on real estate loans	30,173		180,561	29,822
Net advances (receipts) on real estate loans	13,801		(132,268)	26,033
Seniors Housing Operating [Member]
Advances on real estate loans receivable:
Investments in new loans	580,834	[1]
Draws on existing loans	0	[1]
Sub-total	580,834	[1]
Net cash advances on real estate loans	580,834	[1]
Receipts on real estate loans receivable:
Loan payoffs	0	[1]
Principal payments on loans	0	[1]
Total receipts on real estate loans	0	[1]
Net advances (receipts) on real estate loans	$ 580,834	[1]

[1]	(1) Represents loan to Sunrise Senior Living, Inc. that was acquired upon merger consummation on January 9, 2013 as discussed in Note 21.

Real Estate Loans Receivable (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary of allowance for losses on loans receivable
Balance at beginning of year			$ 1,276	[1]	$ 5,183	[2]
Provision for loan losses	27,008	[3]	2,010	[1]	29,684	[2]
Charge-offs	27,008	[3]	3,286	[1]	33,591	[2]
Balance at end of year					1,276	[1]
Summary of loan impairments
Balance of impaired loans at end of year	4,230		6,244		9,691
Allowance for loan losses					1,276	[1]
Balance of impaired loans not reserved	4,230		6,244		8,415
Average impaired loans for the year	5,237		7,968		38,409
Interest recognized on impaired loans	44	[4]	0	[4]	103	[4]
Real Estate Loans Receivable (Textuals) [Abstract]
Provision for loan losses	27,008	[3]	2,010	[1]	29,684	[2]
Charge-offs	(27,008)	[3]	(3,286)	[1]	(33,591)	[2]
Amount of non-accrual loans receivable outstanding	4,230		6,244		9,691
Allowance for loan losses					$ 1,276	[1]

[1]	(2) Provision and charge-off amounts relate to one hospital in our medical facilities segment.
[2]	(3) Provision and charge-off amounts relate to certain early stage seniors housing and CCRC development projects in our seniors housing triple-net segment.
[3]	(1) Provision and charge-off amounts relate to one entrance fee community in our seniors housing triple-net segment.
[4]	(1) Represents interest recognized prior to placement on non-accrual status.

Investments in Unconsolidated Entities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Investments In Unconsolidated Joint Ventures [Line Items]
Income from unconsolidated entities	$ 2,482		$ 5,772		$ 6,673
Equity investments	438,936		241,722
Senior Housing Facilities Triple Net [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Income from unconsolidated entities	(33)		(9)		0
Equity investments	34,618	[1]	30,975	[1]
Investment percentage range	10% to 49%
Number of properties in portfolio	21
Seniors Housing Operating [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Income from unconsolidated entities	(6,364)		(1,531)		0
Equity investments	217,701		15,429
Investment percentage range	33% to 50%
Number of properties in portfolio	39
Medical Facilities [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Income from unconsolidated entities	8,879		7,312		6,673
Equity investments	186,617		195,318
Investment percentage range	36% to 49%
Number of properties in portfolio	13
Strategic Medical Office Partnership [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Number of properties in portfolio					17
Strategic Medical Office Partnership [Member] | Controlling [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Number of properties in portfolio					11
Strategic Medical Office Partnership [Member] | Non Controlling [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Number of properties in portfolio					6
Chartwell Partnership [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Equity investments	223,134
Number of properties in portfolio	42
Percentage of partnership owned	50.00%
Unamortized investment	8,656
Chartwell Partnership [Member] | Controlling [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Number of properties in portfolio	3
Chartwell Partnership [Member] | Non Controlling [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Number of properties in portfolio	39
Forest City [Member]
Investments In Unconsolidated Joint Ventures [Line Items]
Equity investments	174,692
Number of properties in portfolio					7
Percentage of partnership owned					49.00%
Unamortized investment	$ 448

[1]	(1) Asset amounts include an available-for-sale equity investment. See Note 16 for additional information.

Customer Concentration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 properties		Dec. 31, 2011
Concentration by investment: (1)
Number of Properties	973	[1]
Total Investment	$ 17,423,009	[2]
Percent of Investment	100.00%	[3]
Customer Concentration (Textuals) [Abstract]
Percentage total investments with top five customers			41.00%
Genesis Health Care LLC [Member]
Concentration by investment: (1)
Number of Properties	177	[1]
Total Investment	2,682,822	[2]
Percent of Investment	15.00%	[3]
Merrill Gardens LLC [Member]
Concentration by investment: (1)
Number of Properties	48	[1]
Total Investment	1,084,536	[2]
Percent of Investment	6.00%	[3]
Benchmark Senior Living, LLC [Member]
Concentration by investment: (1)
Number of Properties	35	[1]
Total Investment	842,760	[2]
Percent of Investment	5.00%	[3]
Remaining Portfolio [Member]
Concentration by investment: (1)
Number of Properties	684	[1]
Total Investment	10,828,842	[2]
Percent of Investment	63.00%	[3]
Sunrise Senior Living [Member]
Concentration by investment: (1)
Number of Properties	10	[1]
Total Investment	1,087,357	[2]
Percent of Investment	6.00%	[3]
Belmont Village [Member]
Concentration by investment: (1)
Number of Properties	19	[1]
Total Investment	$ 896,692	[2]
Percent of Investment	5.00%	[3]

[1]	Genesis is in our seniors housing triple-net segment whereas the other top five customers are in our seniors housing operating segment.
[2]	Excludes our share of investments in unconsolidated entities. Please see Note 7 for additional information.
[3]	Investments with our top five customers comprised 41% of total investments at December 31, 2011

Borrowings Under Lines of Credit Arrangements and Related Items (Details) (USD $)	0 Months Ended	12 Months Ended
	Jan. 08, 2013	Dec. 31, 2012 Number	Dec. 31, 2011	Dec. 31, 2010
Aggregate borrowings under the unsecured lines of credit arrangements
Borrowings under unsecured lines of credit arrangements		$ 0	$ 610,000,000	$ 300,000,000
Maximum amount outstanding at any month end		897,000,000	710,000,000	560,000,000
Average amount outstanding (total of daily principal balances divided by days in period)		191,378,000	240,104,000	268,762,000
Weighted average interest rate (actual interest expense divided by average borrowings outstanding)		1.80%	1.51%	1.48%
Borrowings Under Lines of Credit Arrangements and Related Items (Textuals) [Abstract]
Unsecured line of credit	2,750,000,000	2,000,000,000
Number of banks in consortium		31
Maximum Interest payable period in months	2 years	no longer than three months
Libor Rate		1.56%
Applicable margin Over LIBOR, based on certain debt ratings		1.35%
Facility Fee as Percentage of commitment fee		0.25%
Additional unsecured line of credit arrangement	1,000,000,000	500,000,000
Maximum Aggregate Commitment	3,750,000,000	2,500,000,000
Maturity Date	Mar 31, 2017	Jul 27, 2015
Unsecured Revolving Demand Note	$ 2,250,000,000	$ 5,000,000

Senior Unsecured Notes and Secured Debt (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Senior Unsecured Notes [Member] USD ($)		Dec. 31, 2010 Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2012 Secured Debt [Member] USD ($)		Dec. 31, 2012 Canadian Term Loan [Member] USD ($)	Dec. 31, 2012 Canadian Term Loan [Member] CAD
Principal payments due on debt obligations
2013	$ 410,034,000			$ 300,000,000	[1],[2]		$ 110,034,000	[1],[3]
2014	204,783,000			0	[1],[2]		204,783,000	[1],[3]
2015	725,540,000			501,054,000	[1],[2],[4]		224,486,000	[1],[3]
2016	1,028,730,000			700,000,000	[1],[2]		328,730,000	[1],[3]
2017	770,943,000			450,000,000	[1],[2]		320,943,000	[1],[3]
Thereafter	5,317,013,000			4,194,403,000	[1],[2]		1,122,610,000	[1],[3]
Totals	8,457,043,000			6,145,457,000	[1],[2]		2,311,586,000	[1],[3]
Senior Unsecured Notes Issued [Abstract]
Rate on unsecured notes issued									0.0267	0.0267
Senior Unsecured Convertible Notes Issued [Abstract]
Convertible Debt Issued Amount		494,403,000
Interest rate on convertible debt issued		3.00%
Proceeds from issuance of senior unsecured convertible notes		486,084,000
Conversion rate of senior unsecured convertible notes		19.5064
Conversion price of senior unsecured convertible notes		$ 51.27
Equity component of convertible debt, reacquire	3,275,000	(9,689,000)				29,925,000
Senior Unsecured Notes and Secured Debt Textual [Abstract]
Notes, annual stated interest rates, Minimum				2.25%			1.00%
Notes, annual stated interest rates, Maximum				6.50%			10.00%
Secured debt	2,336,196,000		2,112,649,000
Carrying values of properties securing the debt	3,953,516,000
Unsecured debt	$ 6,114,151,000		$ 4,434,107,000						$ 251,054,000	250,000,000
Margin Over Libor	1.35%								1.45%	1.45%

[1]	(1) Amounts represent principal amounts due and do not include unamortized premiums/discounts or other fair value adjustments as reflected on the consolidated balance sheet.
[2]	(2) Annual interest rates range from 2.25% to 6.5%, excluding the Canadian denominated unsecured term loan.
[3]	(3) Annual interest rates range from 1.0% to 10.0%. Carrying value of the properties securing the debt totaled $3,953,516,000 at December 31, 2012.
[4]	(4) On July 30, 2012, we completed funding on a $250,000,000 Canadian denominated unsecured term loan (approximately $251,054,000 USD at exchange rates on December 31, 2012). The loan matures on July 27, 2015 (with an option to extend for an additional year at our discretion) and bears interest at the Canadian Dealer Offered Rate plus 145 basis points (2.67% at December 31, 2012).

Senior Unsecured Notes and Secured Debt (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unsecured note principal activity
Senior unsecured debt issued	$ 2,025,708	$ 1,381,086	$ 1,821,683
Senior unsecured debt redeemed	370,524	3	495,542
Unsecured Debt [Member]
Unsecured note principal activity
Senior unsecured debt balance	5,894,403	4,464,927	3,064,930	1,661,853
Senior unsecured debt issued	1,800,000	1,400,000	1,844,403
Senior unsecured debt extinguished	(76,853)	(3)	(441,326)
Senior unsecured debt redeemed	$ (293,671)	$ 0	$ 0
Senior unsecured debt balance average rate	0.04675	0.05133	0.05129	0.05557
Senior unsecured debt issued average rate	0.03691	0.05143	0.04653
Senior unsecured debt extinguished average rate	0.08	0.0475	0.0475
Senior unsecured debt redeemed average rate	0.0475	0	0

Senior Unsecured Notes and Secured Debt (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Secured debt principal activity
Secured debt issued	$ 157,418	$ 119,030	$ 154,306
Secured debt extinguished	406,210	83,998	217,711
Secured Debt [Member]
Secured debt principal activity
Secured debt principal balance	2,311,586	2,108,384	1,133,715	623,045
Secured debt issued	157,418	116,903	157,156
Secured debt assumed	444,744	940,854	564,656
Secured debt extinguished	(360,403)	(55,317)	(194,493)
Secured debt foreign currency	187	0	0
Secured debt principal payments	$ (38,744)	$ (27,771)	$ (16,649)
Secured debt principal balance average rate	0.0514	0.05285	0.05972	0.05842
Secured debt principal issued average rate	0.04212	0.05697	0.05454
Secured debt principal assumed average rate	0.05681	0.04444	0.06089
Secured debt principal extinguished average rate	0.04672	0.05949	0.06073
Secured debt principal foreign currency average rate	0.05637	0	0
Secured debt principal payment average rate	0.05456	0.05845	0.05792

Derivative Instruments (Details) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended				12 Months Ended									12 Months Ended
	May 01, 2012 USD ($)	Dec. 31, 2012 USD ($) Number	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 30, 2012 Number	Dec. 31, 2012 Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] USD ($)	Dec. 31, 2010 Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Foreign Exchange Contract [Member] USD ($)	Sep. 17, 2012 Foreign Exchange Contract [Member] CAD	Sep. 17, 2012 Foreign Exchange Contract [Member] GBP (£)	Aug. 30, 2012 Foreign Exchange Contract [Member] GBP (£)	May 01, 2012 Foreign Exchange Contract [Member] CAD	Feb. 15, 2012 Foreign Exchange Contract [Member] CAD	Dec. 31, 2012 Realized Loss [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Realized Loss [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2012 Interest Expense [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Interest Expense [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2010 Interest Expense [Member] Interest Rate Swap [Member] USD ($)
Impact of derivative instruments on the statement of operations and OCI
Gain (loss) on interest rate swap recognized in OCI (effective portion)						$ 3,200	$ 3,189	$ (10,307)
Gain (loss) on interest rate swaps reclassified from AOCI into income (effective portion)																	(1,596)	1,781	(2,244)
Gain (loss) on interest rate swaps recognized in income															(96)
Gain (loss) on forward exchange contracts recognized									(5,134)							1,921
Derivative Instruments (Textuals) [Abstract]
Hedging losses included in accumulated other comprehensive income		1,973
Notional amount of swap		11,905								14,000	23,000	125,000	250,000	250,000
Interest Rate swap maturity Date		Dec 31, 2013
Number of interest rate swaps		1			2
Loss (gain) on derivatives, net	$ 2,772	$ 1,825	$ 0	$ 0

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum lease payments due under operating and capital leases
Operating Leases 2013	$ 11,046
Capital Leases 2013	73,562	[1]
Operating Leases 2014	11,267
Capital Leases 2014	1,219	[1]
Operating Leases 2015	11,072
Capital Leases 2015	8,984	[1]
Operating Leases 2016	11,168
Capital Leases 2016	559	[1]
Operating Leases 2017	11,180
Capital Leases 2017	559	[1]
Operating Leases Thereafter	644,257
Capital Leases Thereafter	970	[1]
Operating Lease Total	699,990
Capital Leases Total	$ 85,853	[1]

[1]	(1) Amounts above represent principal and interest obligations under capital lease arrangements. Related assets with a gross value of $186,343,000 and accumulated depreciation of $8,639,000 are recorded in real property.

Commitments and Contingencies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies (Textuals) [Abstract]
Number of outstanding letters of credit	9
Outstanding letters of credit	$ 7,172,000
Additional financing to complete construction	213,255,000
Total contingent purchase obligations	79,963,000
Operating lease obligations relating to certain ground leases	699,990,000
Rental expense relating to company office space	1,534,000	1,901,000	1,280,000
Aggregate future minimum rentals to be received	47,632,000
Gross assets under capital lease recorded in real property	186,343,000
Outstanding construction financings for leased properties	162,984,000	189,502,000
Accumulated Depreciation assets under capital lease recorded in real property	$ 8,639,000

Stockholder's Equity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of dividend payments
Dividends declared and paid per common share	$ 2.96	$ 2.835	$ 2.74
Common stock cash dividends	$ 653,321	$ 483,746	$ 348,578
Total dividend paid	722,450	544,248	370,223
Series D Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0.50301	$ 1.96875	$ 1.96875
Preferred stock cash dividends	2,012	7,875	7,875
Series E Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0	$ 0	$ 1.125
Preferred stock cash dividends	0	0	94
Series F Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0.48715	$ 1.90625	$ 1.90625
Preferred stock cash dividends	3,410	13,344	13,344
Series G Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 0	$ 0	$ 1.4064
Preferred stock cash dividends	0	0	332
Series H Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 2.8584	$ 2.8584	$ 0
Preferred stock cash dividends	1,000	1,000	0
Series I Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 3.25	$ 1.33159	$ 0
Preferred stock cash dividends	46,719	38,283	0
Series J Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.39038	$ 0	$ 0
Preferred stock cash dividends	$ 15,988	$ 0	$ 0

Stockholder's Equity (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of common stock issuances
Dividend reinvestment plan issuances, Shares Issued	2,136,140	2,534,707	1,957,364
Dividend reinvestment plan issuances, Average Price	$ 56.37	$ 48.44	$ 43.95
Dividend reinvestment plan issuances, Gross Proceeds	120,411,000	122,794,000	86,034,000
Dividend reinvestment plan issuances, Net Proceeds	120,411,000	121,846,000	86,034,000
Equity shelf program issuances, Shares Issued		848,620	431,082
Equity shelf program issuances, Average Price		50.53	44.94
Equity shelf program issuances, Gross Proceeds		42,888,000	19,371,000
Equity shelf program issuances, Net Proceeds		41,982,000	19,013,000
Option exercises, Shares	(341,000)	(232,000)	(129,000)
Option exercises, Average Price	40.86	37.17	31.17
Option exercises, Gross Proceeds	13,949,000	8,628,000	4,022,000
Option exercises, Net Proceeds	13,949,000	8,628,000	4,022,000
Senior note conversions	1,039,721
Issuance of Common Stock, Shares	67,917,232	45,015,408	23,217,500
Gross Proceeds From Issuance Of Common Stock	3,726,960,000	2,222,748,000	1,033,452,000
Net proceeds from the issuance of common stock	3,581,292,000	2,137,594,000	995,438,000
September 2010 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued			9,200,000
Public issuance, Average Price			45.75
Public issuance, Gross Proceeds			420,900,000
Public issuance, Net Proceeds			403,921,000
December 2010 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued			11,500,000
Public issuance, Average Price			43.75
Public issuance, Gross Proceeds			503,125,000
Public issuance, Net Proceeds			482,448,000
March 2011 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued		28,750,000
Public issuance, Average Price		49.25
Public issuance, Gross Proceeds		1,415,938,000
Public issuance, Net Proceeds		1,358,543,000
November 2011 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued		12,650,000
Public issuance, Average Price		50
Public issuance, Gross Proceeds		632,500,000
Public issuance, Net Proceeds		606,595,000
February 2012 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued	20,700,000
Public issuance, Average Price	53.5
Public issuance, Gross Proceeds	1,107,450,000
Public issuance, Net Proceeds	1,062,256,000
August 2012 Public Issuance [Member]
Summary of common stock issuances
Cumulative convertible perpetual preferred stock issued	13,800,000
Public issuance, Average Price	58.75
Public issuance, Gross Proceeds	810,750,000
Public issuance, Net Proceeds	778,011,000
September 2012 Public Issuance [Member]
Summary of common stock issuances
Dividend reinvestment plan issuances, Shares Issued	29,900,000
Dividend reinvestment plan issuances, Average Price	56
Dividend reinvestment plan issuances, Gross Proceeds	1,674,400,000
Dividend reinvestment plan issuances, Net Proceeds	$ 1,606,665,000

Stockholder's Equity (Details 2)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred Stock, $1.00 par value:
Authorized shares	50,000,000	50,000,000
Issued shares	26,224,854	25,724,854
Outstanding shares	26,224,854	25,724,854	11,349,854	11,474,093
Common Stock, $1.00 par value:
Authorized shares	400,000,000	400,000,000
Issued shares	260,780,109	192,604,918
Outstanding shares	260,373,754	192,275,248

Stockholder's Equity (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of accumulated other comprehensive income/(loss)
Unrecognized gains (losses) on cash flow hedges	$ (6,957)	$ (8,561)
Unrecognized gains (losses) on equity investments	(216)	(619)
Unrecognized gains (losses) on foreign currency translation	(881)	0
Unrecognized actuarial gains (losses)	2,974	2,748
Totals	$ (11,028)	$ (11,928)

Stockholder's Equity (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders Equity [Line Items]
Preferred Stock, Shares Outstanding			11,349,854	26,224,854	25,724,854	11,349,854	11,474,093
Preferred stock, shares issued	11,500,000	14,375,000	349,854	11,500,000	14,375,000	349,854
Preferred stock, shares redeemed				(11,000,000)	0	(5,513)
Preferred stock, shares converted						(468,580)
Preferred stock balance average rate				0.06493	0.07013	0.07663	0.07697
Preferred stock balance issued average rate	0.065	0.065	0.06	0.065	0.065	0.06
Preferred stock balance redeemed average rate				0.07716	0	0.075
Preferred stock balance converted average rate						0.07262
Preferred stock redemption charge				$ 6,242	$ 0	$ 0

Stockholder's Equity (Details Textuals) (USD $)	12 Months Ended							3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Other Equity	Dec. 31, 2011 Other Equity	Dec. 31, 2010 Other Equity	Dec. 31, 2010 Series H Preferred Stock [Member]	Mar. 31, 2011 Series I Preferred Stock [Member]	Mar. 31, 2012 Series J Preferred Stock [Member]
Stockholders Equity (Textuals) [Abstract]
Common stock issued on conversion of preferred stock	1,039,721
Cumulative Convertible Preferred Stock, Outstanding	26,224,854	25,724,854	11,349,854	11,474,093
Other equity	$ 2,875,000	$ 1,917,000	$ 1,634,000		$ 2,875,000	$ 1,917,000	$ 1,634,000
Liquidation value per preferred share								$ 25	$ 50
Preferred stock balance average rate	0.06493	0.07013	0.07663	0.07697
Equivalent Number Of Common Stock On Conversion Of Preferred Shares									0.846
Initial conversion Price								$ 25	$ 59.1	$ 25
Redemption date, preferred stock								Dec 31, 2015		Mar 7, 2017

Stock Incentive Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of each option grant estimated on weighted-average assumptions:
Dividend yield(1)	5.16%	5.74%	6.28%
Expected volatility	35.15%	34.80%	34.08%
Risk-free interest rate	1.48%	2.87%	3.23%
Expected life (in years)	7 years 0 months	7 years 0 months	7 years 0 months
Weighted-average fair value(1)	$ 11.11	$ 9.6	$ 7.82

Stock Incentive Plans (Details 1) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of stock options activity
Stock options shares at beginning of year	1,252	1,207	1,062
Stock option, Weighted Average Exercise Price Beginning balance	$ 42.12	$ 39.45	$ 37.71
Options granted, number of shares	332	289	280
Option granted, Weighted Average Exercise Price	$ 57.33	$ 49.17	$ 43.29
Option exercises, Shares	(341)	(232)	(129)
Option exercised, Weighted Average Exercise Price	40.11	36.92	33.58
Options terminated, number of shares	(81)	(12)	(6)
Option terminated, Weighted Average Exercise Price	51.81	43.09	37.82
Stock options shares at End of year	1,162	1,252	1,207
Stock option, Weighted Average Exercise Price Ending balance	$ 46.4	$ 42.12	$ 39.45
Options exercisable at end of period, Aggregate Intrinsic Value	$ 17,095,000
Options exercisable at end of period, Number of Shares	313	427	440
Options exercisable at end of period Weighted Average Exercise Price	$ 40.82	$ 39.45	$ 37.76
Weighted average fair value of options granted during the period, Weighted Average Exercise Price	$ 11.11	$ 9.6	$ 7.82

Stock Incentive Plans (Details 2) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Non-vested stock incentive awards
Beginning Balance, Non-vested, shares	825
Beginning of Period, Non-vested , Weighted Average Grant Date Fair Value	$ 7.4
Vested, shares	(211)
Vested, Weighted Average Grant Date Fair Value	6.96
Granted, shares	332
Granted, Weighted Average Grant Date Fair Value	$ 11.11
Terminated, shares	(97)
Terminated, Weighted Average Grant Date Fair Value	$ 7.29
Ending Balance, Non-vested, shares	849
Ending of Period, Non-vested, Weighted Average Grant Date Fair Value	8.97
Restricted Stock [Member]
Non-vested stock incentive awards
Beginning Balance, Non-vested, shares	508
Beginning of Period, Non-vested , Weighted Average Grant Date Fair Value	44.91
Vested, shares	(228)
Vested, Weighted Average Grant Date Fair Value	47.38
Granted, shares	404
Granted, Weighted Average Grant Date Fair Value	$ 57.31
Terminated, shares	(83)
Terminated, Weighted Average Grant Date Fair Value	$ 42.75
Ending Balance, Non-vested, shares	601
Ending of Period, Non-vested, Weighted Average Grant Date Fair Value	$ 52.6

Stock Incentive Plans (Details 3) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of stock options outstanding
Options Outstanding, Number Outstanding	1,162
Options Outstanding, Weighted Average Exercise Price	$ 46.4
Options Outstanding, Weighted Average Remaining Contract Life	6 years 9 months
Options Exercisable, Number Exercisable	313
Options Exercisable, Weighted Average Exercise Price	$ 40.82
Options Exercisable,Weighted Average Remaining Contract Life	6 years 0 months
Options Outstanding, Aggregate Intrinsic Value	$ 17,095,000
Options Exercisable, Aggregate Intrinsic Value	$ 6,341,000
Range One [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$30-$40
Options Outstanding, Number Outstanding	271
Options Outstanding, Weighted Average Exercise Price	$ 36.8
Options Outstanding, Weighted Average Remaining Contract Life	6 years 3 months
Options Exercisable, Number Exercisable	132
Options Exercisable, Weighted Average Exercise Price	$ 36.58
Options Exercisable,Weighted Average Remaining Contract Life	5 years 5 months
Range Two [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$40-$50
Options Outstanding, Number Outstanding	593
Options Outstanding, Weighted Average Exercise Price	$ 45.31
Options Outstanding, Weighted Average Remaining Contract Life	7 years 7 months
Options Exercisable, Number Exercisable	181
Options Exercisable, Weighted Average Exercise Price	$ 43.9
Options Exercisable,Weighted Average Remaining Contract Life	6 years 3 months
Range Three [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$50+
Options Outstanding, Number Outstanding	298
Options Outstanding, Weighted Average Exercise Price	$ 57.33
Options Outstanding, Weighted Average Remaining Contract Life	10 years 0 months
Options Exercisable, Number Exercisable	0
Options Exercisable, Weighted Average Exercise Price	$ 0
Options Exercisable,Weighted Average Remaining Contract Life	0 years 0 months

Stock Incentive Plans (Details Textuals) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Incentive Plans (Textuals) [Abstract]
Aggregate intrinsic value of options exercised under stock incentive plans	$ 6,186,000	$ 3,390,000	$ 1,798,000
Cash received from option exercises under stock incentive plans	13,949,000	8,628,000	4,022,000
Stock-based compensation expense	18,521,000	10,786,000	11,823,000
Director [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	3 years 0 months
Officer [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	5 years 0 months
Stock Incentive Plan [Member]
Stock Incentive Plans (Textuals) [Abstract]
Number of common stock authorized for Long-Term Incentive Plan	6,200
Stock Options [Member]
Stock Incentive Plans (Textuals) [Abstract]
Unrecognized compensation cost related to unvested stock options granted stock under our stock incentive plans	5,104,000
Expected recognized period	4 years 0 months
Vesting period	10 years 0 months
Restricted Stock [Member]
Stock Incentive Plans (Textuals) [Abstract]
Unrecognized compensation cost related to unvested stock options granted stock under our stock incentive plans	$ 24,796,000
Expected recognized period	3 years 0 months

Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended											12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation of basic and diluted earnings per share
Numerator for basic and diluted earnings per share - net income attributable to common stockholders	$ 90,576	$ 37,269	[1]	$ 54,735	$ 39,307	$ 27,282	[2]	$ 36,607	[3]	$ 69,847	$ 23,372	$ 221,884	$ 157,108	$ 106,882
Basic												224,343	173,741	127,656
Effect of dilutive securities:
Employee stock options												231	176	125
Non-vested restricted shares												312	246	420
Convertible senior unsecured notes												1,067	238	7
Dilutive potential common shares												1,610	660	552
Diluted												225,953	174,401	128,208
Basic earnings per share	$ 0.35	$ 0.17	[1]	$ 0.26	$ 0.2	$ 0.15	[2]	$ 0.21	[3]	$ 0.4	$ 0.15	$ 0.99	$ 0.9	$ 0.84
Diluted earnings per share	$ 0.35	$ 0.16	[1]	$ 0.25	$ 0.19	$ 0.15	[2]	$ 0.21	[3]	$ 0.39	$ 0.15	$ 0.98	$ 0.9	$ 0.83
Earnings Per Share (Textuals) [Abstract]
Securities Excluded From Computation Of Diluted Earnings Per Share												182	0	280

[1]	(2) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $32,450,000 for the second quarter as compared to $12,827,000 for the third quarter.
[2]	(4) The decreases in net income and amounts per share are primarily attributable to impairment charges of $11,992,000.
[3]	(3) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $30,224,000 for the second quarter as compared to $185,000 for the third quarter.

Disclosure about Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Assets:
Loans receivable, Carrying Amount	$ 895,665		$ 292,507
Available-for-sale equity investments, Carrying Amount	1,384		980
Available-for-sale equity investments, Fair Value	1,384		980
Cash and cash equivalents, Carrying Amount	1,033,764		163,482	131,570	35,476
Cash and cash equivalents	1,033,764		163,482
Financial Liabilities:
Borrowings under unsecured lines of credit arrangements, Carrying Amount	0		610,000	300,000
Borrowings under unsecured lines of credit arrangements, Fair Value	0		610,000
Senior unsecured notes, Carrying Amount	6,114,151		4,434,107
Senior unsecured notes, Fair Value	6,793,424		4,709,736
Secured debt, Carrying Amount	2,336,196		2,112,649
Secured debt, Fair Value	2,515,145		2,297,278
Interest rate swap agreements, Carrying Amount	(264)	[1]	2,854
Interest rate swap agreements, Fair Value	264		2,854
Foreign currency forward contract	(7,247)	[1]
Mortgage Loans [Member]
Financial Assets:
Loans receivable, Carrying Amount	87,955		63,934
Loans receivable, Fair value	88,975		64,194
Other Real Estate Loans Receivable [Member]
Financial Assets:
Loans receivable, Carrying Amount	807,710		228,573
Loans receivable, Fair value	$ 820,195		$ 231,308

[1]	(2) Please see Note 11 for additional information.

Disclosure about Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	$ 1,384	[1]
Foreign currency forward contract	(7,247)	[2]
Interest rate swap agreements, Carrying Amount	(264)	[2]	2,854
Totals	(6,127)
Level 1 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	1,384	[1]
Foreign currency forward contract	0	[2]
Interest rate swap agreements, Carrying Amount	0	[2]
Totals	1,384
Level 2 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	0	[1]
Foreign currency forward contract	(7,247)	[2]
Interest rate swap agreements, Carrying Amount	(264)	[2]
Totals	(7,511)
Level 3 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	0	[1]
Foreign currency forward contract	0	[2]
Interest rate swap agreements, Carrying Amount	0	[2]
Totals	$ 0

[1]	(1) Unrealized gains or losses on equity investments are recorded in accumulated other comprehensive income (loss) at each measurement date.
[2]	(2) Please see Note 11 for additional information.

Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	May 01, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of information for reportable segments
Rental income		$ 1,079,737	$ 821,075	$ 478,934
Resident fees and services		697,494	456,085	51,006
Interest income		39,065	41,070	40,855
Other income		5,271	11,295	7,245
Total revenues		1,821,567	1,329,525	578,040
Property operating expenses		570,117	377,739	77,787
Net operating income from continuing operations		1,251,450	951,786	500,253
Interest expense		367,007	297,285	133,892
Loss (gain) on derivatives, net	2,772	1,825	0	0
Depreciation and amortization		515,749	393,744	165,026
General and administrative		97,341	77,201	54,626
Transaction costs		61,609	70,224	46,660
Loss (gain) on extinguishment of debt, net		775	979	(34,171)
Provision for loan losses		27,008	2,010	29,684
Income from continuing operations before income taxes and income from unconsolidated entities		185,336	112,301	36,194
Total assets		19,549,109	14,924,606
Medical Facilities [Member]
Summary of information for reportable segments
Rental income		387,462	274,659	195,960
Resident fees and services		0	0	0
Interest income		8,477	7,002	4,679
Other income		1,947	3,985	985
Total revenues		397,886	285,646	201,624
Property operating expenses		(98,439)	(63,597)	(45,166)
Net operating income from continuing operations		299,447	222,049	156,458
Interest expense		(31,540)	(21,909)	(17,579)
Loss (gain) on derivatives, net		0	0	0
Depreciation and amortization		(146,103)	(96,808)	(67,943)
General and administrative		0	0	0
Transaction costs		(13,148)	(5,903)	(5,112)
Loss (gain) on extinguishment of debt, net		483	0	(1,308)
Provision for loan losses		0	(2,010)	0
Income from continuing operations before income taxes and income from unconsolidated entities		109,139	95,419	64,516
Total assets		4,706,159	3,795,940
Non Segment Corporate [Member]
Summary of information for reportable segments
Rental income		0	0	0
Resident fees and services		0	0	0
Interest income		0	0	0
Other income		912	690	2,874
Total revenues		912	690	2,874
Property operating expenses		0	0	0
Net operating income from continuing operations		912	690	2,874
Interest expense		(263,418)	(228,884)	(113,129)
Loss (gain) on derivatives, net		0		0
Depreciation and amortization		0	0	0
General and administrative		(97,341)	(77,201)	(54,626)
Transaction costs		0	0	0
Loss (gain) on extinguishment of debt, net		0	0	(25,072)
Provision for loan losses		0	0	0
Income from continuing operations before income taxes and income from unconsolidated entities		(359,847)	(305,395)	(189,953)
Total assets		1,071,475	263,475
Senior Housing Facilities Operating [Member]
Summary of information for reportable segments
Rental income		0	0	0
Resident fees and services		697,494	456,085	51,006
Interest income		6,208	0	0
Other income		0	0	0
Total revenues		703,702	456,085	51,006
Property operating expenses		(471,678)	(314,142)	(32,621)
Net operating income from continuing operations		232,024	141,943	18,385
Interest expense		(67,524)	(46,342)	(7,794)
Loss (gain) on derivatives, net		1,921	0	0
Depreciation and amortization		(165,798)	(138,192)	(15,504)
General and administrative		0	0	0
Transaction costs		(12,756)	(36,328)	(20,936)
Loss (gain) on extinguishment of debt, net		2,697	979	0
Provision for loan losses		0	0	0
Income from continuing operations before income taxes and income from unconsolidated entities		(9,436)	(77,940)	(25,849)
Total assets		5,323,777	3,041,238
Senior Housing Facilities Triple Net [Member]
Summary of information for reportable segments
Rental income		692,275	546,416	282,974
Resident fees and services		0	0	0
Interest income		24,380	34,068	36,176
Other income		2,412	6,620	3,386
Total revenues		719,067	587,104	322,536
Property operating expenses		0	0	0
Net operating income from continuing operations		719,067	587,104	322,536
Interest expense		(4,525)	(150)	4,610
Loss (gain) on derivatives, net		(96)	0	0
Depreciation and amortization		(203,848)	(158,744)	(81,579)
General and administrative		0	0	0
Transaction costs		(35,705)	(27,993)	(20,612)
Loss (gain) on extinguishment of debt, net		(2,405)	0	(7,791)
Provision for loan losses		(27,008)	0	(29,684)
Income from continuing operations before income taxes and income from unconsolidated entities		445,480	400,217	187,480
Total assets		8,447,698	7,823,953
International [Member]
Summary of information for reportable segments
Total revenues		25,321
Total assets		$ 856,895
Segment Reporting (Textuals)
Percent of Assets		0.044
Percent of Revenues		0.014

Income Taxes and Distributions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per Share
Ordinary income	$ 1.5	$ 1.1472	$ 0.7774
Return of capital	$ 1.3376	$ 1.4227	$ 1.7408
Long- term capital gain	$ 0.1176	$ 0.1059	$ 0.019
1250 gains	$ 0.0048	$ 0.1592	$ 0.2028
Totals	$ 2.96	$ 2.835	$ 2.74

Income Taxes and Distributions (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Provision
Current	$ 4,785	$ 389	$ 319
Deferred	2,827	999	45
Income tax provision	$ 7,612	$ 1,388	$ 364

Income Taxes and Distributions (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Income Tax Expense
Tax at statutory rate on earnings from continuing operations before unconsolidated entities, noncontrolling interests and income taxes	$ 64,979	$ 54,750	$ 26,111
Increase in valuation allowance	9,234	(4,732)	317
Tax at statutory rate on earnings not subject to federal income taxes	(72,640)	(48,630)	(26,064)
Other differences	6,039	0	0
Income tax (expense) benefit	$ 7,612	$ 1,388	$ 364

Income Taxes and Distributions (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax effect of temporary differences
Property, primarily differences in depreciation and amortization, the tax basis of land assets and the treatment of interests and certain costs	$ (2,144)	$ (1,577)	$ (29)
Operating loss and interest deduction carryforwards	8,552	1,488	7,080
Expense accruals and other	4,372	5,749	1,980
Valuation allowance	12,199	2,965	7,697	7,380
Totals	$ (1,419)	$ 2,695	$ 1,334

Income Taxes and Distributions (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation Allowance
Additions	$ 9,234	$ 0	$ 317
Deductions	0	(4,732)	0
Valuation allowance	$ 12,199	$ 2,965	$ 7,697	$ 7,380

Income Taxes and Distributions (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Activities related to unrecognized tax benefits
Gross unrecognized tax benefits at beginning of year	$ 6,098	$ 0
Increases (decreases) in unrecognized tax benefits related to a prior year	(248)	0
Increases (decreases) in unrecognized tax benefits related to the current year	394	6,098
Lapse in statute of limitations for assessment	(146)	0
Gross unrecognized tax benefits at end of year	$ 6,098	$ 6,098

Income Taxes and Distributions (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Number	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Income tax provision	$ 7,612	$ 1,388	$ 364
Deferred Tax Assets	(1,419)	2,695	1,334
Assets with built-in gains	40
NOL Carryforwards	96,253
Unrecognized Tax Benefits	6,098	6,098	0
Expensed tax interest	299
Expensed tax penalties	815
Percentage of taxable income to be distributed to stockholders for federal tax purposes	90.00%
Percentage of capital gains on taxable income distributed to stockholders	100.00%
Percentage of federal excise tax on real estate investment trusts that do not distribute income	4.00%
International [Member]
Operating Loss Carryforwards [Line Items]
Income tax provision	596
Canada [Member]
Operating Loss Carryforwards [Line Items]
NOL Carryforwards	32,061
Genesis Acquisition [Member]
Operating Loss Carryforwards [Line Items]
Expensed tax interest	221
Expensed tax penalties	638
Excluding interest and penalties [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits	$ 5,916

Retirement Arrangement (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of benefit obligation:
Obligation at January 1	$ 5,623
Obligation at December 31	6,665	5,623
Retirement Arrangements (Textuals) [Abstract]
Defined Contribution Plan Contributions By Employer	2,140	1,558	1,341
Expected benefit payments under SERP for next five fiscal years	4,043
Expected Benefit Payments Under SERP Thereafter	2,479
Accrued liability for SERP	$ 6,665	$ 5,623

Quarterly Results of Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted																	$ 1,821,567	$ 1,329,525	$ 578,040
Net income (loss) attributable to common stockholders	90,576		37,269	[1]	54,735		39,307		27,282	[2]	36,607	[3]	69,847		23,372		221,884	157,108	106,882
Net income (loss) attributable to common stockholders per share:
Basic	$ 0.35		$ 0.17	[1]	$ 0.26		$ 0.2		$ 0.15	[2]	$ 0.21	[3]	$ 0.4		$ 0.15		$ 0.99	$ 0.9	$ 0.84
Diluted	$ 0.35		$ 0.16	[1]	$ 0.25		$ 0.19		$ 0.15	[2]	$ 0.21	[3]	$ 0.39		$ 0.15		$ 0.98	$ 0.9	$ 0.83
Quarterly Results of Operations (Textuals) [Abstract]
Decreases in net income amounts and per share attributable to gains on sales of real estate			12,827		32,450						185		30,224
Impairment of assets									11,992								29,287	12,194	947
Scenario, Previously Reported [Member]
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted	500,663		474,139	[1]	453,082		435,359		407,391	[2]	384,786	[3]	381,059		255,477
Scenario, Adjustment [Member]
Summary of Unaudited Quarterly Results of Operations
Discontinued operations	(133)		(10,853)	[1]	(13,327)		(17,363)		(22,956)	[2]	(24,742)	[3]	(24,497)		(26,993)
Scenario, Actual [Member]
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted	$ 500,530	[4]	$ 463,286	[1],[4]	$ 439,755	[4]	$ 417,996	[4]	$ 384,435	[2],[4]	$ 360,044	[3],[4]	$ 356,562	[4]	$ 228,484	[4]

[1]	(2) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $32,450,000 for the second quarter as compared to $12,827,000 for the third quarter.
[2]	(4) The decreases in net income and amounts per share are primarily attributable to impairment charges of $11,992,000.
[3]	(3) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $30,224,000 for the second quarter as compared to $185,000 for the third quarter.
[4]	(1) We have reclassified the income attributable to the properties sold prior to or held for sale at March 31, 2013 to discontinued operations. See Note 5.

Subsequent Events (Details) (USD $)	0 Months Ended	12 Months Ended
	Jan. 08, 2013	Dec. 31, 2012	Jan. 09, 2013 Sunrise [Member]	Dec. 31, 2012 Sunrise [Member]	Aug. 30, 2012 Sunrise [Member]	Jan. 09, 2013 Management Business Buyer [Member]
Subsequent Events (Textuals) [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,750,000,000	$ 2,000,000,000
Revolving line of credit	2,250,000,000	5,000,000
Term Loan Amount	500,000,000
Line of Credit Alternate Currencies	500,000,000
Additional unsecured line of credit arrangement	1,000,000,000	500,000,000
Maximum Aggregate Commitment	3,750,000,000	2,500,000,000
Maturity Date	Mar 31, 2017	Jul 27, 2015
Unsecured revolving demand note margin over LIBOR	0.01175
Term Loan Extension Period	2 years	no longer than three months
Revolver Facility Fee	0.00225
Term Loan Interest Rate Margin Above Libor	0.0135
Term Loan Maturity Date	Mar 31, 2016
Sunrise Merger [Line Items]
Purchase price per share					$ 14.5
Total purchase price			3,281,300,000	2,021,400,000		130,000,000
Cash investment commitment amount			3,084,400,000			26,000,000
Assumed debt			$ 133,900,000
Percentage of partnership owned						20.00%

Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	$ 2,301,987
Initial Cost of Land	1,344,247
Initial Cost of Buildings & Improvements	15,892,655
Cost Capitalized Subsequent to Acquisition	600,293
Carrying Amount of Land	1,365,391
Carrying Amount of Buildings and Improvements	16,471,795
Accumulated Depreciation	1,555,055
Construction in Progress [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	162,984
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	162,984
Accumulated Depreciation	0
Eden, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	4,877
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	4,877
Accumulated Depreciation	1,294
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1998
Elizabeth City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	2,760
Cost Capitalized Subsequent to Acquisition	2,011
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,771
Accumulated Depreciation	1,592
Year Acquired	Jan 1, 1998
Year Built	Jan 1, 1999
Elizabethton, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	4,604
Cost Capitalized Subsequent to Acquisition	336
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	4,940
Accumulated Depreciation	1,658
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1980
Englishtown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690
Initial Cost of Buildings & Improvements	12,520
Cost Capitalized Subsequent to Acquisition	401
Carrying Amount of Land	722
Carrying Amount of Buildings and Improvements	12,890
Accumulated Depreciation	683
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1997
Erin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	8,060
Cost Capitalized Subsequent to Acquisition	134
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	8,194
Accumulated Depreciation	2,581
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1981
Everett, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	5,476
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	5,476
Accumulated Depreciation	2,037
Year Acquired	Jan 1, 1999
Year Built	Jan 1, 1999
Fairfield, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	14,040
Cost Capitalized Subsequent to Acquisition	1,548
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	15,588
Accumulated Depreciation	4,337
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1998
Fall River, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	5,829
Cost Capitalized Subsequent to Acquisition	4,856
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	10,685
Accumulated Depreciation	3,953
Year Acquired	Jan 1, 1996
Year Built	Jan 1, 1973
Fayetteville, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	3,962
Cost Capitalized Subsequent to Acquisition	500
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	4,462
Accumulated Depreciation	1,316
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1997
Findlay, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	1,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	1,800
Accumulated Depreciation	762
Year Acquired	Jan 1, 1997
Year Built	Jan 1, 1997
Fishers, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	14,500
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	14,500
Accumulated Depreciation	1,090
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2000
Florence, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	2,978
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	2,978
Accumulated Depreciation	893
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1999
Forest City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	320
Initial Cost of Buildings & Improvements	4,497
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	320
Carrying Amount of Buildings and Improvements	4,497
Accumulated Depreciation	1,205
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1999
Fredericksburg, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,000
Initial Cost of Buildings & Improvements	20,000
Cost Capitalized Subsequent to Acquisition	1,200
Carrying Amount of Land	1,000
Carrying Amount of Buildings and Improvements	21,200
Accumulated Depreciation	4,133
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1999
Gastonia, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	6,129
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	6,129
Accumulated Depreciation	1,591
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1998
Gastonia Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	3,096
Cost Capitalized Subsequent to Acquisition	22
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	3,118
Accumulated Depreciation	866
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1994
Gastonia Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	5,029
Cost Capitalized Subsequent to Acquisition	120
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	5,149
Accumulated Depreciation	1,346
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1996
Georgetown, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	2,100
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	2,100
Accumulated Depreciation	876
Year Acquired	Jan 1, 1997
Year Built	Jan 1, 1997
Goshen, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210
Initial Cost of Buildings & Improvements	6,120
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210
Carrying Amount of Buildings and Improvements	6,120
Accumulated Depreciation	1,255
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 2006
Graceville, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	13,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	13,000
Accumulated Depreciation	2,302
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1980
Grand Ledge, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,178
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	16,286
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	16,286
Accumulated Depreciation	908
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1999
Granger, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,670
Initial Cost of Buildings & Improvements	21,280
Cost Capitalized Subsequent to Acquisition	1,751
Carrying Amount of Land	1,670
Carrying Amount of Buildings and Improvements	23,031
Accumulated Depreciation	1,313
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2009
Greeneville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	8,290
Cost Capitalized Subsequent to Acquisition	507
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	8,797
Accumulated Depreciation	2,122
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1979
Greenfield, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	6,626
Cost Capitalized Subsequent to Acquisition	328
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	6,954
Accumulated Depreciation	994
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2006
Greensboro, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	2,970
Cost Capitalized Subsequent to Acquisition	554
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	3,524
Accumulated Depreciation	956
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1996
Greensboro Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	5,507
Cost Capitalized Subsequent to Acquisition	1,013
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	6,520
Accumulated Depreciation	1,755
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1997
Greenville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	4,393
Cost Capitalized Subsequent to Acquisition	168
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	4,561
Accumulated Depreciation	1,177
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1998
Greenville Sc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	4,750
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	4,750
Accumulated Depreciation	1,153
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1997
Greenville Sc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,400
Initial Cost of Buildings & Improvements	100,523
Cost Capitalized Subsequent to Acquisition	1,997
Carrying Amount of Land	5,400
Carrying Amount of Buildings and Improvements	102,520
Accumulated Depreciation	8,077
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2009
Greenwood, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,550
Initial Cost of Buildings & Improvements	22,770
Cost Capitalized Subsequent to Acquisition	81
Carrying Amount of Land	1,550
Carrying Amount of Buildings and Improvements	22,851
Accumulated Depreciation	1,344
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2007
Hamilton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	4,469
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	4,469
Accumulated Depreciation	1,330
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1998
Hanover, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210
Initial Cost of Buildings & Improvements	4,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210
Carrying Amount of Buildings and Improvements	4,430
Accumulated Depreciation	1,108
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 2000
Harleysville, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	11,355
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	11,355
Accumulated Depreciation	1,089
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2009
Harriman, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	8,060
Cost Capitalized Subsequent to Acquisition	158
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	8,218
Accumulated Depreciation	2,757
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1972
Hattiesburg, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	15,518
Cost Capitalized Subsequent to Acquisition	35
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	15,553
Accumulated Depreciation	818
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2009
Haverford, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,880
Initial Cost of Buildings & Improvements	33,993
Cost Capitalized Subsequent to Acquisition	387
Carrying Amount of Land	1,882
Carrying Amount of Buildings and Improvements	34,378
Accumulated Depreciation	1,750
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2000
Hemet, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	870
Initial Cost of Buildings & Improvements	3,405
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	870
Carrying Amount of Buildings and Improvements	3,405
Accumulated Depreciation	499
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 1996
Hickory, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	987
Cost Capitalized Subsequent to Acquisition	232
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	1,219
Accumulated Depreciation	443
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1994
High Point, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	4,443
Cost Capitalized Subsequent to Acquisition	793
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	5,236
Accumulated Depreciation	1,393
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 2000
High Point Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	2,185
Cost Capitalized Subsequent to Acquisition	410
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	2,595
Accumulated Depreciation	739
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1999
High Point Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	3,395
Cost Capitalized Subsequent to Acquisition	28
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	3,423
Accumulated Depreciation	918
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1994
High Point Nc Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	4,143
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	4,143
Accumulated Depreciation	1,101
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1998
Englewood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930
Initial Cost of Buildings & Improvements	4,514
Cost Capitalized Subsequent to Acquisition	17
Carrying Amount of Land	930
Carrying Amount of Buildings and Improvements	4,531
Accumulated Depreciation	242
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1966
Fair Lawn, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,420
Initial Cost of Buildings & Improvements	24,504
Cost Capitalized Subsequent to Acquisition	159
Carrying Amount of Land	2,420
Carrying Amount of Buildings and Improvements	24,663
Accumulated Depreciation	1,190
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1962
Fanwood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	55,175
Cost Capitalized Subsequent to Acquisition	121
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	55,296
Accumulated Depreciation	1,904
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1982
Flourtown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	14,830
Cost Capitalized Subsequent to Acquisition	108
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	14,938
Accumulated Depreciation	737
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1908
Follansbee, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	27,670
Cost Capitalized Subsequent to Acquisition	44
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	27,714
Accumulated Depreciation	1,305
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1982
Fort Ashby, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	19,566
Cost Capitalized Subsequent to Acquisition	123
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	19,689
Accumulated Depreciation	906
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1980
Franconia, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	11,320
Cost Capitalized Subsequent to Acquisition	69
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	11,390
Accumulated Depreciation	549
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1971
Franklin, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	15,210
Cost Capitalized Subsequent to Acquisition	46
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	15,255
Accumulated Depreciation	729
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1990
Gardner, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	10,210
Cost Capitalized Subsequent to Acquisition	27
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	10,237
Accumulated Depreciation	517
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1902
Gettysburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	8,913
Cost Capitalized Subsequent to Acquisition	26
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	8,938
Accumulated Depreciation	475
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1987
Glastonbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,950
Initial Cost of Buildings & Improvements	9,532
Cost Capitalized Subsequent to Acquisition	595
Carrying Amount of Land	2,360
Carrying Amount of Buildings and Improvements	9,717
Accumulated Depreciation	513
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1966
Glen Mills, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690
Initial Cost of Buildings & Improvements	9,110
Cost Capitalized Subsequent to Acquisition	165
Carrying Amount of Land	690
Carrying Amount of Buildings and Improvements	9,275
Accumulated Depreciation	467
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1993
Glenside, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,940
Initial Cost of Buildings & Improvements	16,867
Cost Capitalized Subsequent to Acquisition	24
Carrying Amount of Land	1,940
Carrying Amount of Buildings and Improvements	16,891
Accumulated Depreciation	832
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1905
Grafton, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280
Initial Cost of Buildings & Improvements	18,824
Cost Capitalized Subsequent to Acquisition	37
Carrying Amount of Land	280
Carrying Amount of Buildings and Improvements	18,861
Accumulated Depreciation	875
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1986
Granbury, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,040
Initial Cost of Buildings & Improvements	30,670
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,040
Carrying Amount of Buildings and Improvements	30,670
Accumulated Depreciation	1,365
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2009
Groton, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,430
Initial Cost of Buildings & Improvements	19,941
Cost Capitalized Subsequent to Acquisition	739
Carrying Amount of Land	2,430
Carrying Amount of Buildings and Improvements	20,680
Accumulated Depreciation	1,053
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1975
Haddonfield, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520
Initial Cost of Buildings & Improvements	2,320
Cost Capitalized Subsequent to Acquisition	160
Carrying Amount of Land	520
Carrying Amount of Buildings and Improvements	2,480
Accumulated Depreciation	1,668
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1953
Hamburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	10,543
Cost Capitalized Subsequent to Acquisition	142
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	10,685
Accumulated Depreciation	584
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1966
Hatboro, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	28,112
Cost Capitalized Subsequent to Acquisition	890
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	29,002
Accumulated Depreciation	1,329
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1996
Hermitage, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	9,856
Cost Capitalized Subsequent to Acquisition	8
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	9,863
Accumulated Depreciation	409
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2006
Fall River, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	34,715
Cost Capitalized Subsequent to Acquisition	208
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	34,923
Accumulated Depreciation	1,655
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1993
Fredericksburg, VA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	28,611
Cost Capitalized Subsequent to Acquisition	35
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	28,646
Accumulated Depreciation	1,339
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1977
Borehamwood, England BHD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,074
Initial Cost of Buildings & Improvements	41,060
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	7,074
Carrying Amount of Buildings and Improvements	41,060
Accumulated Depreciation	0
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2003
Assets Held-for-sale [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	42,210
Initial Cost of Buildings & Improvements	262,386
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	245,213
Accumulated Depreciation	0
Assets Held-for-sale [Member] | Brighton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	3,859
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,449
Accumulated Depreciation	0
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1982
Assets Held-for-sale [Member] | Durham, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,350
Initial Cost of Buildings & Improvements	9,320
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,539
Accumulated Depreciation	0
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1980
Assets Held-for-sale [Member] | Fairhaven, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	770
Initial Cost of Buildings & Improvements	6,230
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	5,552
Accumulated Depreciation	0
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1999
Assets Held-for-sale [Member] | Hamden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,470
Initial Cost of Buildings & Improvements	4,530
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	4,370
Accumulated Depreciation	0
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1998
Assets Held-for-sale [Member] | Hopedale, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	130
Initial Cost of Buildings & Improvements	8,170
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	6,581
Accumulated Depreciation	0
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1999
Assets Held-for-sale [Member] | Malabar, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,000
Initial Cost of Buildings & Improvements	12,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,425
Accumulated Depreciation	0
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2008
Assets Held-for-sale [Member] | Midwest City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	5,673
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,625
Accumulated Depreciation	0
Year Acquired	Jan 1, 1998
Year Built	Jan 1, 1979
Assets Held-for-sale [Member] | Melbourne, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,000
Initial Cost of Buildings & Improvements	69,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	72,694
Accumulated Depreciation	0
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2009
Assets Held-for-sale [Member] | Melbourne Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	24,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	72,694
Accumulated Depreciation	0
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2003
Assets Held-for-sale [Member] | Melbourne Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	9,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,550
Accumulated Depreciation	0
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1986
Assets Held-for-sale [Member] | New Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	4,778
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,520
Accumulated Depreciation	0
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1958
Assets Held-for-sale [Member] | Newburyport, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	8,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	6,784
Accumulated Depreciation	0
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1999
Assets Held-for-sale [Member] | Norwalk, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	2,640
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	1,764
Accumulated Depreciation	0
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1971
Assets Held-for-sale [Member] | Oklahoma City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	510
Initial Cost of Buildings & Improvements	10,694
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,079
Accumulated Depreciation	0
Year Acquired	Jan 1, 1998
Year Built	Jan 1, 1979
Assets Held-for-sale [Member] | Prospect, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	820
Initial Cost of Buildings & Improvements	1,441
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	1,022
Accumulated Depreciation	0
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1970
Assets Held-for-sale [Member] | Quincy, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,690
Initial Cost of Buildings & Improvements	15,410
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,852
Accumulated Depreciation	0
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1999
Assets Held-for-sale [Member] | Rocky Hill, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	7,040
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	6,205
Accumulated Depreciation	0
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1998
Assets Held-for-sale [Member] | Torrington, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	1,261
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	1,091
Accumulated Depreciation	0
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1966
Assets Held-for-sale [Member] | Viera, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,600
Initial Cost of Buildings & Improvements	10,600
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,692
Accumulated Depreciation	0
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1998
Assets Held-for-sale [Member] | W. Hartford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,650
Initial Cost of Buildings & Improvements	5,980
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	7,144
Accumulated Depreciation	0
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1905
Assets Held-for-sale [Member] | Waterbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	2,166
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	518
Accumulated Depreciation	0
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1972
Assets Held-for-sale [Member] | Waterford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	12,540
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	10,141
Accumulated Depreciation	0
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 2000
Assets Held-for-sale [Member] | West Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580
Initial Cost of Buildings & Improvements	1,620
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	476
Accumulated Depreciation	0
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1971
Assets Held-for-sale [Member] | Lakeway, TX 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,484
Initial Cost of Buildings & Improvements	24,886
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	23,716
Accumulated Depreciation	0
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2011
Assets Held-for-sale [Member] | Melbourne, FL MEL2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	367
Initial Cost of Buildings & Improvements	458
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	793
Accumulated Depreciation	0
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1979
Seniors Housing Triple-net [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	218,741
Initial Cost of Land	623,120
Initial Cost of Buildings & Improvements	7,462,660
Cost Capitalized Subsequent to Acquisition	341,850
Carrying Amount of Land	625,388
Carrying Amount of Buildings and Improvements	7,802,238
Accumulated Depreciation	707,213
Seniors Housing Triple-net [Member] | Aboite Twp, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770
Initial Cost of Buildings & Improvements	19,930
Cost Capitalized Subsequent to Acquisition	1,601
Carrying Amount of Land	1,770
Carrying Amount of Buildings and Improvements	21,531
Accumulated Depreciation	1,222
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2008
Seniors Housing Triple-net [Member] | Agawam, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	16,112
Cost Capitalized Subsequent to Acquisition	2,134
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	18,246
Accumulated Depreciation	5,213
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1993
Seniors Housing Triple-net [Member] | Akron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	8,219
Cost Capitalized Subsequent to Acquisition	491
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	8,710
Accumulated Depreciation	1,821
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1961
Seniors Housing Triple-net [Member] | Akron Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	7,535
Cost Capitalized Subsequent to Acquisition	229
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	7,764
Accumulated Depreciation	1,414
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1915
Seniors Housing Triple-net [Member] | Alliance, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	270
Initial Cost of Buildings & Improvements	7,723
Cost Capitalized Subsequent to Acquisition	107
Carrying Amount of Land	270
Carrying Amount of Buildings and Improvements	7,830
Accumulated Depreciation	1,539
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1982
Seniors Housing Triple-net [Member] | Amelia Island, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,290
Initial Cost of Buildings & Improvements	24,310
Cost Capitalized Subsequent to Acquisition	20,122
Carrying Amount of Land	3,288
Carrying Amount of Buildings and Improvements	44,434
Accumulated Depreciation	6,432
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Ames, IA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	8,870
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	8,870
Accumulated Depreciation	639
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Anderson, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	710
Initial Cost of Buildings & Improvements	6,290
Cost Capitalized Subsequent to Acquisition	419
Carrying Amount of Land	710
Carrying Amount of Buildings and Improvements	6,709
Accumulated Depreciation	1,955
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1986
Seniors Housing Triple-net [Member] | Asheboro, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	5,032
Cost Capitalized Subsequent to Acquisition	165
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	5,197
Accumulated Depreciation	1,340
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Asheville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	204
Initial Cost of Buildings & Improvements	3,489
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	204
Carrying Amount of Buildings and Improvements	3,489
Accumulated Depreciation	1,375
Year Acquired	Jan 1, 1999
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Asheville Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280
Initial Cost of Buildings & Improvements	1,955
Cost Capitalized Subsequent to Acquisition	351
Carrying Amount of Land	280
Carrying Amount of Buildings and Improvements	2,306
Accumulated Depreciation	669
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1992
Seniors Housing Triple-net [Member] | Aurora, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,600
Initial Cost of Buildings & Improvements	5,906
Cost Capitalized Subsequent to Acquisition	7,915
Carrying Amount of Land	2,600
Carrying Amount of Buildings and Improvements	13,821
Accumulated Depreciation	2,915
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1988
Seniors Housing Triple-net [Member] | Aurora Co One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,440
Initial Cost of Buildings & Improvements	28,172
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,440
Carrying Amount of Buildings and Improvements	28,172
Accumulated Depreciation	4,425
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Austin, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,934
Initial Cost of Land	730
Initial Cost of Buildings & Improvements	18,970
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	730
Carrying Amount of Buildings and Improvements	18,970
Accumulated Depreciation	2,931
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2006
Seniors Housing Triple-net [Member] | Avon, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830
Initial Cost of Buildings & Improvements	14,470
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,830
Carrying Amount of Buildings and Improvements	14,470
Accumulated Depreciation	1,089
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2004
Seniors Housing Triple-net [Member] | Baltic, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	50
Initial Cost of Buildings & Improvements	8,709
Cost Capitalized Subsequent to Acquisition	189
Carrying Amount of Land	50
Carrying Amount of Buildings and Improvements	8,898
Accumulated Depreciation	1,716
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1983
Seniors Housing Triple-net [Member] | Bartlesville, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100
Initial Cost of Buildings & Improvements	1,380
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	100
Carrying Amount of Buildings and Improvements	1,380
Accumulated Depreciation	634
Year Acquired	Jan 1, 1996
Year Built	Jan 1, 1995
Seniors Housing Triple-net [Member] | Baytown, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,317
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	6,150
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	6,150
Accumulated Depreciation	1,883
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Baytown Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	11,110
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	11,110
Accumulated Depreciation	1,009
Year Acquired	Jan 1, 2009
Year Built	Jan 1, 2008
Seniors Housing Triple-net [Member] | Beachwood, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,260
Initial Cost of Buildings & Improvements	23,478
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,260
Carrying Amount of Buildings and Improvements	23,478
Accumulated Depreciation	7,182
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1990
Seniors Housing Triple-net [Member] | Beattyville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100
Initial Cost of Buildings & Improvements	6,900
Cost Capitalized Subsequent to Acquisition	660
Carrying Amount of Land	100
Carrying Amount of Buildings and Improvements	7,560
Accumulated Depreciation	1,489
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1972
Seniors Housing Triple-net [Member] | Bellevue, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,740
Initial Cost of Buildings & Improvements	18,260
Cost Capitalized Subsequent to Acquisition	571
Carrying Amount of Land	1,740
Carrying Amount of Buildings and Improvements	18,831
Accumulated Depreciation	3,207
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2004
Seniors Housing Triple-net [Member] | Bethel Park, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700
Initial Cost of Buildings & Improvements	16,007
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,700
Carrying Amount of Buildings and Improvements	16,007
Accumulated Depreciation	1,650
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Boonville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	5,510
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	5,510
Accumulated Depreciation	1,654
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Bradenton, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	252
Initial Cost of Buildings & Improvements	3,298
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	252
Carrying Amount of Buildings and Improvements	3,298
Accumulated Depreciation	1,531
Year Acquired	Jan 1, 1996
Year Built	Jan 1, 1995
Seniors Housing Triple-net [Member] | Braintree, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	7,157
Cost Capitalized Subsequent to Acquisition	1,290
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	8,447
Accumulated Depreciation	7,669
Year Acquired	Jan 1, 1997
Year Built	Jan 1, 1968
Seniors Housing Triple-net [Member] | Brandon, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,220
Initial Cost of Buildings & Improvements	10,241
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,220
Carrying Amount of Buildings and Improvements	10,241
Accumulated Depreciation	608
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Bremerton, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	2,210
Cost Capitalized Subsequent to Acquisition	144
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	2,354
Accumulated Depreciation	364
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Bremerton Wa One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	830
Initial Cost of Buildings & Improvements	10,420
Cost Capitalized Subsequent to Acquisition	150
Carrying Amount of Land	830
Carrying Amount of Buildings and Improvements	10,570
Accumulated Depreciation	649
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1984
Seniors Housing Triple-net [Member] | Brick, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,290
Initial Cost of Buildings & Improvements	25,247
Cost Capitalized Subsequent to Acquisition	102
Carrying Amount of Land	1,290
Carrying Amount of Buildings and Improvements	25,349
Accumulated Depreciation	904
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Brick Nj One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,170
Initial Cost of Buildings & Improvements	17,372
Cost Capitalized Subsequent to Acquisition	223
Carrying Amount of Land	1,179
Carrying Amount of Buildings and Improvements	17,586
Accumulated Depreciation	910
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Bridgewater, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,850
Initial Cost of Buildings & Improvements	3,050
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,850
Carrying Amount of Buildings and Improvements	3,050
Accumulated Depreciation	997
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1970
Seniors Housing Triple-net [Member] | Bridgewater Nj One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,730
Initial Cost of Buildings & Improvements	48,201
Cost Capitalized Subsequent to Acquisition	260
Carrying Amount of Land	1,739
Carrying Amount of Buildings and Improvements	48,452
Accumulated Depreciation	2,479
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Broadview Height Oh [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	12,400
Cost Capitalized Subsequent to Acquisition	2,393
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	14,793
Accumulated Depreciation	3,945
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1984
Seniors Housing Triple-net [Member] | Burlington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280
Initial Cost of Buildings & Improvements	4,297
Cost Capitalized Subsequent to Acquisition	707
Carrying Amount of Land	280
Carrying Amount of Buildings and Improvements	5,004
Accumulated Depreciation	1,270
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Burlington Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	460
Initial Cost of Buildings & Improvements	5,467
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	460
Carrying Amount of Buildings and Improvements	5,467
Accumulated Depreciation	1,428
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Byrdstown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	2,414
Cost Capitalized Subsequent to Acquisition	269
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,683
Accumulated Depreciation	1,414
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1982
Seniors Housing Triple-net [Member] | Canton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	820
Initial Cost of Buildings & Improvements	8,201
Cost Capitalized Subsequent to Acquisition	263
Carrying Amount of Land	820
Carrying Amount of Buildings and Improvements	8,464
Accumulated Depreciation	3,125
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1993
Seniors Housing Triple-net [Member] | Canton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	2,098
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	2,098
Accumulated Depreciation	819
Year Acquired	Jan 1, 1998
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Cape Coral, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	3,281
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	3,281
Accumulated Depreciation	989
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Carmel, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,370
Initial Cost of Buildings & Improvements	57,175
Cost Capitalized Subsequent to Acquisition	421
Carrying Amount of Land	2,370
Carrying Amount of Buildings and Improvements	57,596
Accumulated Depreciation	6,749
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Cary, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	4,350
Cost Capitalized Subsequent to Acquisition	986
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	5,336
Accumulated Depreciation	1,926
Year Acquired	Jan 1, 1998
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Chapel Hill, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	354
Initial Cost of Buildings & Improvements	2,646
Cost Capitalized Subsequent to Acquisition	783
Carrying Amount of Land	354
Carrying Amount of Buildings and Improvements	3,429
Accumulated Depreciation	993
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Chelmsford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,040
Initial Cost of Buildings & Improvements	10,951
Cost Capitalized Subsequent to Acquisition	1,499
Carrying Amount of Land	1,040
Carrying Amount of Buildings and Improvements	12,450
Accumulated Depreciation	2,734
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Chickasha, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	85
Initial Cost of Buildings & Improvements	1,395
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	85
Carrying Amount of Buildings and Improvements	1,395
Accumulated Depreciation	635
Year Acquired	Jan 1, 1996
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Claremore, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	155
Initial Cost of Buildings & Improvements	1,427
Cost Capitalized Subsequent to Acquisition	1
Carrying Amount of Land	155
Carrying Amount of Buildings and Improvements	1,428
Accumulated Depreciation	630
Year Acquired	Jan 1, 1996
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Clarksville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	2,292
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	2,292
Accumulated Depreciation	887
Year Acquired	Jan 1, 1998
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Cleburne, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520
Initial Cost of Buildings & Improvements	5,369
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	520
Carrying Amount of Buildings and Improvements	5,369
Accumulated Depreciation	799
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Cleveland, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	5,000
Cost Capitalized Subsequent to Acquisition	122
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	5,122
Accumulated Depreciation	1,684
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1987
Seniors Housing Triple-net [Member] | Colts Neck, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	780
Initial Cost of Buildings & Improvements	14,733
Cost Capitalized Subsequent to Acquisition	347
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	14,940
Accumulated Depreciation	795
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2002
Seniors Housing Triple-net [Member] | Columbia, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	341
Initial Cost of Buildings & Improvements	2,295
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	341
Carrying Amount of Buildings and Improvements	2,295
Accumulated Depreciation	899
Year Acquired	Jan 1, 1999
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Columbia Tn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	3,787
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	3,787
Accumulated Depreciation	1,303
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1974
Seniors Housing Triple-net [Member] | Columbia, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120
Initial Cost of Buildings & Improvements	4,860
Cost Capitalized Subsequent to Acquisition	5,709
Carrying Amount of Land	2,120
Carrying Amount of Buildings and Improvements	10,569
Accumulated Depreciation	2,527
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Columbus, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	3,190
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	3,190
Accumulated Depreciation	235
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Columbus In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	6,710
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	6,710
Accumulated Depreciation	1,863
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Columbus, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	5,170
Cost Capitalized Subsequent to Acquisition	8,255
Carrying Amount of Land	1,070
Carrying Amount of Buildings and Improvements	12,885
Accumulated Depreciation	2,533
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1968
Seniors Housing Triple-net [Member] | Columbus Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	5,022
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,010
Carrying Amount of Buildings and Improvements	5,022
Accumulated Depreciation	1,084
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1983
Seniors Housing Triple-net [Member] | Columbus Oh Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	4,931
Cost Capitalized Subsequent to Acquisition	13,620
Carrying Amount of Land	1,860
Carrying Amount of Buildings and Improvements	17,701
Accumulated Depreciation	3,412
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1978
Seniors Housing Triple-net [Member] | Concord, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	3,921
Cost Capitalized Subsequent to Acquisition	55
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	3,976
Accumulated Depreciation	1,151
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Conroe, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	7,771
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	7,771
Accumulated Depreciation	592
Year Acquired	Jan 1, 2009
Year Built	Jan 1, 2010
Seniors Housing Triple-net [Member] | Corpus Christi Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	1,916
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	1,916
Accumulated Depreciation	604
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1985
Seniors Housing Triple-net [Member] | Danville, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	3,954
Cost Capitalized Subsequent to Acquisition	722
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	4,676
Accumulated Depreciation	1,238
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Dedham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	9,830
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,360
Carrying Amount of Buildings and Improvements	9,830
Accumulated Depreciation	3,168
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | De Forest Wi [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	5,350
Cost Capitalized Subsequent to Acquisition	354
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	5,704
Accumulated Depreciation	840
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2006
Seniors Housing Triple-net [Member] | Defuniak Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	10,250
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	10,250
Accumulated Depreciation	1,867
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1980
Seniors Housing Triple-net [Member] | Denton, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760
Initial Cost of Buildings & Improvements	8,305
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,760
Carrying Amount of Buildings and Improvements	8,305
Accumulated Depreciation	272
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2011
Seniors Housing Triple-net [Member] | Denver, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,530
Initial Cost of Buildings & Improvements	9,514
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,530
Carrying Amount of Buildings and Improvements	9,514
Accumulated Depreciation	1,965
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1986
Seniors Housing Triple-net [Member] | Denver Co One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,650
Initial Cost of Buildings & Improvements	14,906
Cost Capitalized Subsequent to Acquisition	1,605
Carrying Amount of Land	3,650
Carrying Amount of Buildings and Improvements	16,511
Accumulated Depreciation	2,565
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1987
Seniors Housing Triple-net [Member] | Denver Co Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,076
Initial Cost of Buildings & Improvements	13,594
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,076
Carrying Amount of Buildings and Improvements	13,594
Accumulated Depreciation	1,146
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Drescher, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	40,236
Cost Capitalized Subsequent to Acquisition	159
Carrying Amount of Land	2,067
Carrying Amount of Buildings and Improvements	40,388
Accumulated Depreciation	2,063
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Durham, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,476
Initial Cost of Buildings & Improvements	10,659
Cost Capitalized Subsequent to Acquisition	2,196
Carrying Amount of Land	1,476
Carrying Amount of Buildings and Improvements	12,855
Accumulated Depreciation	8,207
Year Acquired	Jan 1, 1997
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | East Norriston, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	28,129
Cost Capitalized Subsequent to Acquisition	285
Carrying Amount of Land	1,210
Carrying Amount of Buildings and Improvements	28,404
Accumulated Depreciation	1,474
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1988
Seniors Housing Triple-net [Member] | Easton, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	285
Initial Cost of Buildings & Improvements	6,315
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	285
Carrying Amount of Buildings and Improvements	6,315
Accumulated Depreciation	3,579
Year Acquired	Jan 1, 1993
Year Built	Jan 1, 1959
Seniors Housing Triple-net [Member] | Highlands Ranch, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	3,721
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	3,721
Accumulated Depreciation	1,132
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Homestead, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,750
Initial Cost of Buildings & Improvements	11,750
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,750
Carrying Amount of Buildings and Improvements	11,750
Accumulated Depreciation	2,129
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1994
Seniors Housing Triple-net [Member] | Houston Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,931
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	18,715
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	18,715
Accumulated Depreciation	2,642
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2006
Seniors Housing Triple-net [Member] | Houston Tx Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,090
Initial Cost of Buildings & Improvements	9,471
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,090
Carrying Amount of Buildings and Improvements	9,471
Accumulated Depreciation	1,014
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Houston Tx Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,288
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	5,970
Cost Capitalized Subsequent to Acquisition	750
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	6,720
Accumulated Depreciation	1,989
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1995
Seniors Housing Triple-net [Member] | Howell, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,299
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	21,703
Cost Capitalized Subsequent to Acquisition	150
Carrying Amount of Land	1,064
Carrying Amount of Buildings and Improvements	21,839
Accumulated Depreciation	1,140
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Huron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	6,088
Cost Capitalized Subsequent to Acquisition	1,452
Carrying Amount of Land	160
Carrying Amount of Buildings and Improvements	7,540
Accumulated Depreciation	1,389
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1983
Seniors Housing Triple-net [Member] | Hutchinson, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	10,590
Cost Capitalized Subsequent to Acquisition	194
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	10,784
Accumulated Depreciation	2,317
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Indianapolis, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	495
Initial Cost of Buildings & Improvements	6,287
Cost Capitalized Subsequent to Acquisition	22,565
Carrying Amount of Land	495
Carrying Amount of Buildings and Improvements	28,852
Accumulated Depreciation	5,663
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1981
Seniors Housing Triple-net [Member] | Indianapolis In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	255
Initial Cost of Buildings & Improvements	2,473
Cost Capitalized Subsequent to Acquisition	12,123
Carrying Amount of Land	255
Carrying Amount of Buildings and Improvements	14,596
Accumulated Depreciation	2,697
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1981
Seniors Housing Triple-net [Member] | Jamestown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	6,707
Cost Capitalized Subsequent to Acquisition	45
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	6,752
Accumulated Depreciation	3,912
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1966
Seniors Housing Triple-net [Member] | Jefferson, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	9,120
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	9,120
Accumulated Depreciation	1,858
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1984
Seniors Housing Triple-net [Member] | Kalida, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	8,173
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	8,173
Accumulated Depreciation	1,285
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Kenner, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	10,036
Cost Capitalized Subsequent to Acquisition	328
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	10,364
Accumulated Depreciation	6,550
Year Acquired	Jan 1, 1998
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Kennett Square, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	22,946
Cost Capitalized Subsequent to Acquisition	49
Carrying Amount of Land	1,060
Carrying Amount of Buildings and Improvements	22,985
Accumulated Depreciation	1,186
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2008
Seniors Housing Triple-net [Member] | Kenosha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	9,139
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	9,139
Accumulated Depreciation	971
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Kent, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	20,318
Cost Capitalized Subsequent to Acquisition	10,470
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	30,788
Accumulated Depreciation	3,651
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Kirkland, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,880
Initial Cost of Buildings & Improvements	4,315
Cost Capitalized Subsequent to Acquisition	683
Carrying Amount of Land	1,880
Carrying Amount of Buildings and Improvements	4,998
Accumulated Depreciation	1,143
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Lecanto, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	6,900
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	6,900
Accumulated Depreciation	1,607
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1986
Seniors Housing Triple-net [Member] | Lee, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	18,135
Cost Capitalized Subsequent to Acquisition	926
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	19,061
Accumulated Depreciation	5,582
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Lenoir, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	3,748
Cost Capitalized Subsequent to Acquisition	641
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	4,389
Accumulated Depreciation	1,161
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Lexington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	3,900
Cost Capitalized Subsequent to Acquisition	1,015
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,915
Accumulated Depreciation	1,389
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Lincoln, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,131
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	13,807
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	13,807
Accumulated Depreciation	964
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Linwood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	21,984
Cost Capitalized Subsequent to Acquisition	429
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	22,413
Accumulated Depreciation	1,178
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Litchfield, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240
Initial Cost of Buildings & Improvements	17,908
Cost Capitalized Subsequent to Acquisition	102
Carrying Amount of Land	1,250
Carrying Amount of Buildings and Improvements	18,000
Accumulated Depreciation	933
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Little Neck, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,350
Initial Cost of Buildings & Improvements	38,461
Cost Capitalized Subsequent to Acquisition	426
Carrying Amount of Land	3,355
Carrying Amount of Buildings and Improvements	38,882
Accumulated Depreciation	2,008
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Longview Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	5,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	5,520
Accumulated Depreciation	831
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Louisville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	10,010
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	10,010
Accumulated Depreciation	2,650
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1978
Seniors Housing Triple-net [Member] | Louisville Ky One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	7,135
Cost Capitalized Subsequent to Acquisition	163
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	7,298
Accumulated Depreciation	2,443
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1974
Seniors Housing Triple-net [Member] | Louisville Ky Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	4,675
Cost Capitalized Subsequent to Acquisition	109
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	4,784
Accumulated Depreciation	1,637
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1975
Seniors Housing Triple-net [Member] | Manassas, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	7,446
Cost Capitalized Subsequent to Acquisition	530
Carrying Amount of Land	750
Carrying Amount of Buildings and Improvements	7,976
Accumulated Depreciation	1,875
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Mansfield, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	660
Initial Cost of Buildings & Improvements	5,251
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	660
Carrying Amount of Buildings and Improvements	5,251
Accumulated Depreciation	800
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Marianna, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	8,910
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	8,910
Accumulated Depreciation	1,573
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Martinsville, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	349
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	349
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1900
Seniors Housing Triple-net [Member] | Matthews, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	4,738
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	4,738
Accumulated Depreciation	1,295
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Mc Connelsville Oh [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	7,060
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	7,060
Accumulated Depreciation	514
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1946
Seniors Housing Triple-net [Member] | Mc Henry Il [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,576
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,576
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1900
Seniors Housing Triple-net [Member] | Mc Henry Il One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,550
Initial Cost of Buildings & Improvements	15,300
Cost Capitalized Subsequent to Acquisition	6,718
Carrying Amount of Land	3,550
Carrying Amount of Buildings and Improvements	22,018
Accumulated Depreciation	3,105
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2004
Seniors Housing Triple-net [Member] | Mc Kinney Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,570
Initial Cost of Buildings & Improvements	7,389
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,570
Carrying Amount of Buildings and Improvements	7,389
Accumulated Depreciation	592
Year Acquired	Jan 1, 2009
Year Built	Jan 1, 2010
Seniors Housing Triple-net [Member] | Melville, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,280
Initial Cost of Buildings & Improvements	73,283
Cost Capitalized Subsequent to Acquisition	722
Carrying Amount of Land	4,282
Carrying Amount of Buildings and Improvements	74,003
Accumulated Depreciation	3,762
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Memphis, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	5,963
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	5,963
Accumulated Depreciation	1,733
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1951
Seniors Housing Triple-net [Member] | Memphis Tn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	9,660
Cost Capitalized Subsequent to Acquisition	1,600
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	11,260
Accumulated Depreciation	652
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1981
Seniors Housing Triple-net [Member] | Merrillville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	643
Initial Cost of Buildings & Improvements	7,084
Cost Capitalized Subsequent to Acquisition	3,526
Carrying Amount of Land	643
Carrying Amount of Buildings and Improvements	10,610
Accumulated Depreciation	6,112
Year Acquired	Jan 1, 1997
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Merrillville In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,080
Initial Cost of Buildings & Improvements	3,413
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,080
Carrying Amount of Buildings and Improvements	3,413
Accumulated Depreciation	195
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2011
Seniors Housing Triple-net [Member] | Menomonee Falls, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020
Initial Cost of Buildings & Improvements	6,984
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,020
Carrying Amount of Buildings and Improvements	6,984
Accumulated Depreciation	980
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Middleburg Heights, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	7,780
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	7,780
Accumulated Depreciation	1,735
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Middleton, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	420
Initial Cost of Buildings & Improvements	4,006
Cost Capitalized Subsequent to Acquisition	600
Carrying Amount of Land	420
Carrying Amount of Buildings and Improvements	4,606
Accumulated Depreciation	1,229
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1991
Seniors Housing Triple-net [Member] | Midland, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	11,025
Cost Capitalized Subsequent to Acquisition	39
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	11,064
Accumulated Depreciation	598
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1994
Seniors Housing Triple-net [Member] | Melbourne, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,070
Initial Cost of Buildings & Improvements	48,257
Cost Capitalized Subsequent to Acquisition	12,990
Carrying Amount of Land	7,070
Carrying Amount of Buildings and Improvements	61,247
Accumulated Depreciation	4,901
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Missoula, MT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	7,490
Cost Capitalized Subsequent to Acquisition	377
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	7,867
Accumulated Depreciation	1,503
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Monroe, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	3,681
Cost Capitalized Subsequent to Acquisition	648
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	4,329
Accumulated Depreciation	1,175
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Monroe Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	4,799
Cost Capitalized Subsequent to Acquisition	857
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	5,656
Accumulated Depreciation	1,446
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Monroe Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	4,021
Cost Capitalized Subsequent to Acquisition	114
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	4,135
Accumulated Depreciation	1,119
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Monteagle, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	3,318
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	3,318
Accumulated Depreciation	1,061
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1980
Seniors Housing Triple-net [Member] | Monterey, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	4,195
Cost Capitalized Subsequent to Acquisition	410
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	4,605
Accumulated Depreciation	2,454
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1977
Seniors Housing Triple-net [Member] | Moorestown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	51,628
Cost Capitalized Subsequent to Acquisition	267
Carrying Amount of Land	2,063
Carrying Amount of Buildings and Improvements	51,892
Accumulated Depreciation	2,668
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Morehead City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	3,104
Cost Capitalized Subsequent to Acquisition	1,648
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,752
Accumulated Depreciation	1,593
Year Acquired	Jan 1, 1999
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Morgantown, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	3,705
Cost Capitalized Subsequent to Acquisition	615
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	4,320
Accumulated Depreciation	1,128
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1965
Seniors Housing Triple-net [Member] | Mount Airy, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	270
Initial Cost of Buildings & Improvements	6,430
Cost Capitalized Subsequent to Acquisition	290
Carrying Amount of Land	270
Carrying Amount of Buildings and Improvements	6,720
Accumulated Depreciation	1,199
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Mountain City, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	220
Initial Cost of Buildings & Improvements	5,896
Cost Capitalized Subsequent to Acquisition	660
Carrying Amount of Land	220
Carrying Amount of Buildings and Improvements	6,556
Accumulated Depreciation	3,568
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1976
Seniors Housing Triple-net [Member] | Mt. Vernon, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	2,200
Cost Capitalized Subsequent to Acquisition	156
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	2,356
Accumulated Depreciation	375
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Myrtle Beach, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,890
Initial Cost of Buildings & Improvements	41,526
Cost Capitalized Subsequent to Acquisition	11,498
Carrying Amount of Land	6,890
Carrying Amount of Buildings and Improvements	53,024
Accumulated Depreciation	4,281
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Nacogdoches, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	5,754
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	5,754
Accumulated Depreciation	857
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Naples, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	5,450
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	5,450
Accumulated Depreciation	1,361
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1968
Seniors Housing Triple-net [Member] | Nashville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,910
Initial Cost of Buildings & Improvements	29,590
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,910
Carrying Amount of Buildings and Improvements	29,590
Accumulated Depreciation	3,567
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Needham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	13,715
Cost Capitalized Subsequent to Acquisition	366
Carrying Amount of Land	1,610
Carrying Amount of Buildings and Improvements	14,081
Accumulated Depreciation	4,576
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1994
Seniors Housing Triple-net [Member] | Neenah, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	15,120
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	15,120
Accumulated Depreciation	1,032
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1991
Seniors Housing Triple-net [Member] | New Haven, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	176
Initial Cost of Buildings & Improvements	3,524
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	176
Carrying Amount of Buildings and Improvements	3,524
Accumulated Depreciation	1,046
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1981
Seniors Housing Triple-net [Member] | Newark, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	21,220
Cost Capitalized Subsequent to Acquisition	1,488
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	22,708
Accumulated Depreciation	4,595
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Norman, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	55
Initial Cost of Buildings & Improvements	1,484
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	55
Carrying Amount of Buildings and Improvements	1,484
Accumulated Depreciation	751
Year Acquired	Jan 1, 1995
Year Built	Jan 1, 1995
Seniors Housing Triple-net [Member] | North Augusta, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	332
Initial Cost of Buildings & Improvements	2,558
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	332
Carrying Amount of Buildings and Improvements	2,558
Accumulated Depreciation	990
Year Acquired	Jan 1, 1999
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Ocala, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,340
Initial Cost of Buildings & Improvements	10,564
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,340
Carrying Amount of Buildings and Improvements	10,564
Accumulated Depreciation	973
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Ogden, UT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	6,700
Cost Capitalized Subsequent to Acquisition	699
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	7,399
Accumulated Depreciation	1,534
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Oklahoma City Ok Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	7,513
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	7,513
Accumulated Depreciation	932
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2008
Seniors Housing Triple-net [Member] | Oklahoma City Ok Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	7,017
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	7,017
Accumulated Depreciation	767
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Omaha, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	10,230
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	10,230
Accumulated Depreciation	730
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Omaha Ne One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,419
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	8,864
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	8,864
Accumulated Depreciation	654
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Oneonta, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	5,020
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	5,020
Accumulated Depreciation	679
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Ormond Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	2,739
Cost Capitalized Subsequent to Acquisition	73
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,812
Accumulated Depreciation	1,495
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1983
Seniors Housing Triple-net [Member] | Oshkosh, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	3,800
Cost Capitalized Subsequent to Acquisition	3,687
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	7,487
Accumulated Depreciation	1,272
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2005
Seniors Housing Triple-net [Member] | Oshkosh Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	23,237
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	23,237
Accumulated Depreciation	2,424
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2008
Seniors Housing Triple-net [Member] | Overland Park, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,120
Initial Cost of Buildings & Improvements	8,360
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,120
Carrying Amount of Buildings and Improvements	8,360
Accumulated Depreciation	1,763
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1970
Seniors Housing Triple-net [Member] | Overland Park Ks One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,730
Initial Cost of Buildings & Improvements	27,076
Cost Capitalized Subsequent to Acquisition	340
Carrying Amount of Land	3,730
Carrying Amount of Buildings and Improvements	27,416
Accumulated Depreciation	2,317
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Overland Park Ks Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,500
Initial Cost of Buildings & Improvements	29,105
Cost Capitalized Subsequent to Acquisition	7,295
Carrying Amount of Land	4,500
Carrying Amount of Buildings and Improvements	36,400
Accumulated Depreciation	2,007
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1988
Seniors Housing Triple-net [Member] | Owasso, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	215
Initial Cost of Buildings & Improvements	1,380
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	215
Carrying Amount of Buildings and Improvements	1,380
Accumulated Depreciation	608
Year Acquired	Jan 1, 1996
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Owensboro, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	6,760
Cost Capitalized Subsequent to Acquisition	37
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	6,797
Accumulated Depreciation	1,528
Year Acquired	Jan 1, 1993
Year Built	Jan 1, 1966
Seniors Housing Triple-net [Member] | Owensboro Ky One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	225
Initial Cost of Buildings & Improvements	13,275
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	225
Carrying Amount of Buildings and Improvements	13,275
Accumulated Depreciation	2,912
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1964
Seniors Housing Triple-net [Member] | Owenton, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100
Initial Cost of Buildings & Improvements	2,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	100
Carrying Amount of Buildings and Improvements	2,400
Accumulated Depreciation	647
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1979
Seniors Housing Triple-net [Member] | Oxford, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,710
Initial Cost of Land	1,430
Initial Cost of Buildings & Improvements	15,791
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,430
Carrying Amount of Buildings and Improvements	15,791
Accumulated Depreciation	906
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Palestine, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	180
Initial Cost of Buildings & Improvements	4,320
Cost Capitalized Subsequent to Acquisition	1,300
Carrying Amount of Land	180
Carrying Amount of Buildings and Improvements	5,620
Accumulated Depreciation	890
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2005
Seniors Housing Triple-net [Member] | Palm Coast, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	870
Initial Cost of Buildings & Improvements	10,957
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	870
Carrying Amount of Buildings and Improvements	10,957
Accumulated Depreciation	877
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2010
Seniors Housing Triple-net [Member] | Paris, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	5,452
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	5,452
Accumulated Depreciation	2,240
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 2006
Seniors Housing Triple-net [Member] | Pasadena, TX [ Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,955
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	24,080
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	24,080
Accumulated Depreciation	3,664
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2005
Seniors Housing Triple-net [Member] | Paso Robles, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770
Initial Cost of Buildings & Improvements	8,630
Cost Capitalized Subsequent to Acquisition	693
Carrying Amount of Land	1,770
Carrying Amount of Buildings and Improvements	9,323
Accumulated Depreciation	2,656
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Pawleys Island, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,020
Initial Cost of Buildings & Improvements	32,590
Cost Capitalized Subsequent to Acquisition	6,022
Carrying Amount of Land	2,020
Carrying Amount of Buildings and Improvements	38,612
Accumulated Depreciation	6,600
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Pigeon Forge, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	320
Initial Cost of Buildings & Improvements	4,180
Cost Capitalized Subsequent to Acquisition	117
Carrying Amount of Land	320
Carrying Amount of Buildings and Improvements	4,297
Accumulated Depreciation	1,510
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1986
Seniors Housing Triple-net [Member] | Pinehurst, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	2,690
Cost Capitalized Subsequent to Acquisition	484
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	3,174
Accumulated Depreciation	892
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Piqua, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	204
Initial Cost of Buildings & Improvements	1,885
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	204
Carrying Amount of Buildings and Improvements	1,885
Accumulated Depreciation	755
Year Acquired	Jan 1, 1997
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Pittsburgh, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,750
Initial Cost of Buildings & Improvements	8,572
Cost Capitalized Subsequent to Acquisition	115
Carrying Amount of Land	1,750
Carrying Amount of Buildings and Improvements	8,687
Accumulated Depreciation	1,899
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Plattsmouth, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	5,650
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	5,650
Accumulated Depreciation	424
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Plymouth, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,490
Initial Cost of Buildings & Improvements	19,990
Cost Capitalized Subsequent to Acquisition	114
Carrying Amount of Land	1,490
Carrying Amount of Buildings and Improvements	20,104
Accumulated Depreciation	1,093
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1972
Seniors Housing Triple-net [Member] | Port St. Joe, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	2,055
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	2,055
Accumulated Depreciation	863
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1982
Seniors Housing Triple-net [Member] | Port St. Lucie, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,700
Initial Cost of Buildings & Improvements	47,230
Cost Capitalized Subsequent to Acquisition	4,761
Carrying Amount of Land	8,700
Carrying Amount of Buildings and Improvements	51,991
Accumulated Depreciation	3,550
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2010
Seniors Housing Triple-net [Member] | Post Falls, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700
Initial Cost of Buildings & Improvements	14,217
Cost Capitalized Subsequent to Acquisition	2,181
Carrying Amount of Land	2,700
Carrying Amount of Buildings and Improvements	16,398
Accumulated Depreciation	1,845
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2008
Seniors Housing Triple-net [Member] | Raleigh, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10,000
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	10,000
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 1900
Seniors Housing Triple-net [Member] | Rehoboth Beach, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	24,248
Cost Capitalized Subsequent to Acquisition	196
Carrying Amount of Land	961
Carrying Amount of Buildings and Improvements	24,443
Accumulated Depreciation	1,269
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Reidsville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	3,830
Cost Capitalized Subsequent to Acquisition	857
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	4,687
Accumulated Depreciation	1,341
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Reno, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,060
Initial Cost of Buildings & Improvements	11,440
Cost Capitalized Subsequent to Acquisition	605
Carrying Amount of Land	1,060
Carrying Amount of Buildings and Improvements	12,045
Accumulated Depreciation	2,569
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Ridgeland, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520
Initial Cost of Buildings & Improvements	7,675
Cost Capitalized Subsequent to Acquisition	427
Carrying Amount of Land	520
Carrying Amount of Buildings and Improvements	8,102
Accumulated Depreciation	1,926
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Ridgely, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	5,700
Cost Capitalized Subsequent to Acquisition	97
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	5,797
Accumulated Depreciation	1,872
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1990
Seniors Housing Triple-net [Member] | Rockledge, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	4,117
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	4,117
Accumulated Depreciation	1,677
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1970
Seniors Housing Triple-net [Member] | Rockwood, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	500
Initial Cost of Buildings & Improvements	7,116
Cost Capitalized Subsequent to Acquisition	741
Carrying Amount of Land	500
Carrying Amount of Buildings and Improvements	7,857
Accumulated Depreciation	2,521
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1979
Seniors Housing Triple-net [Member] | Rocky Hill Ct One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,090
Initial Cost of Buildings & Improvements	6,710
Cost Capitalized Subsequent to Acquisition	1,500
Carrying Amount of Land	1,090
Carrying Amount of Buildings and Improvements	8,210
Accumulated Depreciation	1,842
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Rogersville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	3,278
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	3,278
Accumulated Depreciation	1,052
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1980
Seniors Housing Triple-net [Member] | Romeoville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,895
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,895
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1900
Seniors Housing Triple-net [Member] | Saint Simons Island, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,440
Initial Cost of Buildings & Improvements	50,060
Cost Capitalized Subsequent to Acquisition	1,270
Carrying Amount of Land	6,440
Carrying Amount of Buildings and Improvements	51,330
Accumulated Depreciation	5,809
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Salem, OR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	449
Initial Cost of Buildings & Improvements	5,171
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	449
Carrying Amount of Buildings and Improvements	5,172
Accumulated Depreciation	1,977
Year Acquired	Jan 1, 1999
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Salisbury, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	5,697
Cost Capitalized Subsequent to Acquisition	168
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	5,865
Accumulated Depreciation	1,517
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | San Angelo, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260
Initial Cost of Buildings & Improvements	8,800
Cost Capitalized Subsequent to Acquisition	425
Carrying Amount of Land	260
Carrying Amount of Buildings and Improvements	9,225
Accumulated Depreciation	1,927
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | San Antonio Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,120
Initial Cost of Buildings & Improvements	28,169
Cost Capitalized Subsequent to Acquisition	1,587
Carrying Amount of Land	6,120
Carrying Amount of Buildings and Improvements	29,756
Accumulated Depreciation	999
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2011
Seniors Housing Triple-net [Member] | San Antonio Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,754
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	7,315
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	7,315
Accumulated Depreciation	2,258
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Sarasota, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	475
Initial Cost of Buildings & Improvements	3,175
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	475
Carrying Amount of Buildings and Improvements	3,175
Accumulated Depreciation	1,474
Year Acquired	Jan 1, 1996
Year Built	Jan 1, 1995
Seniors Housing Triple-net [Member] | Sarasota Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	3,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	3,400
Accumulated Depreciation	947
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1982
Seniors Housing Triple-net [Member] | Scituate, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,740
Initial Cost of Buildings & Improvements	10,640
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,740
Carrying Amount of Buildings and Improvements	10,640
Accumulated Depreciation	2,077
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1976
Seniors Housing Triple-net [Member] | Selbyville, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	25,912
Cost Capitalized Subsequent to Acquisition	160
Carrying Amount of Land	764
Carrying Amount of Buildings and Improvements	26,058
Accumulated Depreciation	1,361
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2008
Seniors Housing Triple-net [Member] | Seven Fields, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	484
Initial Cost of Buildings & Improvements	4,663
Cost Capitalized Subsequent to Acquisition	60
Carrying Amount of Land	484
Carrying Amount of Buildings and Improvements	4,722
Accumulated Depreciation	1,813
Year Acquired	Jan 1, 1999
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Shawnee, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	1,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	1,400
Accumulated Depreciation	640
Year Acquired	Jan 1, 1996
Year Built	Jan 1, 1995
Seniors Housing Triple-net [Member] | Sheboygan, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	5,320
Cost Capitalized Subsequent to Acquisition	3,774
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	9,094
Accumulated Depreciation	1,143
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2006
Seniors Housing Triple-net [Member] | Shelbyville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	3,870
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	3,870
Accumulated Depreciation	859
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1965
Seniors Housing Triple-net [Member] | Sherman, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	5,221
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	5,221
Accumulated Depreciation	848
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 2006
Seniors Housing Triple-net [Member] | Shrewsbury, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120
Initial Cost of Buildings & Improvements	38,116
Cost Capitalized Subsequent to Acquisition	270
Carrying Amount of Land	2,120
Carrying Amount of Buildings and Improvements	38,386
Accumulated Depreciation	1,984
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Silvis, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	16,420
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	16,420
Accumulated Depreciation	1,029
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2005
Seniors Housing Triple-net [Member] | Smithfield, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	5,680
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	5,680
Accumulated Depreciation	1,487
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | South Boston, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	385
Initial Cost of Buildings & Improvements	2,002
Cost Capitalized Subsequent to Acquisition	5,218
Carrying Amount of Land	385
Carrying Amount of Buildings and Improvements	7,220
Accumulated Depreciation	2,823
Year Acquired	Jan 1, 1995
Year Built	Jan 1, 1961
Seniors Housing Triple-net [Member] | South Pittsburg, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	5,628
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	5,628
Accumulated Depreciation	1,547
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1979
Seniors Housing Triple-net [Member] | Sparks, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,700
Initial Cost of Buildings & Improvements	46,526
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,700
Carrying Amount of Buildings and Improvements	46,526
Accumulated Depreciation	4,326
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Spartanburg, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,350
Initial Cost of Buildings & Improvements	15,750
Cost Capitalized Subsequent to Acquisition	12,669
Carrying Amount of Land	3,350
Carrying Amount of Buildings and Improvements	28,419
Accumulated Depreciation	3,816
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Spring City, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	420
Initial Cost of Buildings & Improvements	6,085
Cost Capitalized Subsequent to Acquisition	3,210
Carrying Amount of Land	420
Carrying Amount of Buildings and Improvements	9,295
Accumulated Depreciation	2,663
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1987
Seniors Housing Triple-net [Member] | St Louis Mo One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,890
Initial Cost of Buildings & Improvements	12,165
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,890
Carrying Amount of Buildings and Improvements	12,165
Accumulated Depreciation	707
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1963
Seniors Housing Triple-net [Member] | Statesville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	1,447
Cost Capitalized Subsequent to Acquisition	266
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	1,713
Accumulated Depreciation	480
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1990
Seniors Housing Triple-net [Member] | Statesville Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	6,183
Cost Capitalized Subsequent to Acquisition	8
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	6,191
Accumulated Depreciation	1,566
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Statesville Nc Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	140
Initial Cost of Buildings & Improvements	3,627
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	140
Carrying Amount of Buildings and Improvements	3,627
Accumulated Depreciation	946
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Stillwater, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	1,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	1,400
Accumulated Depreciation	643
Year Acquired	Jan 1, 1995
Year Built	Jan 1, 1995
Seniors Housing Triple-net [Member] | Swanton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	6,370
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	6,370
Accumulated Depreciation	1,504
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1950
Seniors Housing Triple-net [Member] | Texarkana, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	192
Initial Cost of Buildings & Improvements	1,403
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	192
Carrying Amount of Buildings and Improvements	1,403
Accumulated Depreciation	617
Year Acquired	Jan 1, 1996
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Toms River, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	34,627
Cost Capitalized Subsequent to Acquisition	346
Carrying Amount of Land	1,650
Carrying Amount of Buildings and Improvements	34,933
Accumulated Depreciation	1,819
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2005
Seniors Housing Triple-net [Member] | Troy, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	2,000
Cost Capitalized Subsequent to Acquisition	4,254
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	6,254
Accumulated Depreciation	1,168
Year Acquired	Jan 1, 1997
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Troy Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	16,730
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	16,730
Accumulated Depreciation	3,803
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1971
Seniors Housing Triple-net [Member] | Tucson, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930
Initial Cost of Buildings & Improvements	13,399
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	930
Carrying Amount of Buildings and Improvements	13,399
Accumulated Depreciation	2,692
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1985
Seniors Housing Triple-net [Member] | Tulsa, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,390
Initial Cost of Buildings & Improvements	7,110
Cost Capitalized Subsequent to Acquisition	219
Carrying Amount of Land	1,390
Carrying Amount of Buildings and Improvements	7,329
Accumulated Depreciation	561
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Tyler, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	5,268
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	5,268
Accumulated Depreciation	796
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Uhrichsville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	24
Initial Cost of Buildings & Improvements	6,716
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	24
Carrying Amount of Buildings and Improvements	6,716
Accumulated Depreciation	1,308
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1977
Seniors Housing Triple-net [Member] | Valparaiso, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	112
Initial Cost of Buildings & Improvements	2,558
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	112
Carrying Amount of Buildings and Improvements	2,558
Accumulated Depreciation	835
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Valparaiso In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	108
Initial Cost of Buildings & Improvements	2,962
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	108
Carrying Amount of Buildings and Improvements	2,962
Accumulated Depreciation	946
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Venice, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	500
Initial Cost of Buildings & Improvements	6,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	500
Carrying Amount of Buildings and Improvements	6,000
Accumulated Depreciation	1,472
Year Acquired	Jan 1, 2004
Year Built	Jan 1, 1987
Seniors Housing Triple-net [Member] | Venice Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	10,674
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	10,674
Accumulated Depreciation	906
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Vero Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	263
Initial Cost of Buildings & Improvements	3,187
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	263
Carrying Amount of Buildings and Improvements	3,187
Accumulated Depreciation	1,007
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Vero Beach Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	297
Initial Cost of Buildings & Improvements	3,263
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	297
Carrying Amount of Buildings and Improvements	3,263
Accumulated Depreciation	1,041
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Vero Beach Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,930
Initial Cost of Buildings & Improvements	40,070
Cost Capitalized Subsequent to Acquisition	14,729
Carrying Amount of Land	2,930
Carrying Amount of Buildings and Improvements	54,799
Accumulated Depreciation	6,268
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2003
Seniors Housing Triple-net [Member] | Wake Forest, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	3,003
Cost Capitalized Subsequent to Acquisition	1,742
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,745
Accumulated Depreciation	1,640
Year Acquired	Jan 1, 1998
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Wareham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	875
Initial Cost of Buildings & Improvements	10,313
Cost Capitalized Subsequent to Acquisition	1,701
Carrying Amount of Land	875
Carrying Amount of Buildings and Improvements	12,014
Accumulated Depreciation	3,650
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 1989
Seniors Housing Triple-net [Member] | Waukesha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	14,910
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	14,910
Accumulated Depreciation	1,206
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Waxahachie, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	5,763
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	5,763
Accumulated Depreciation	728
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2008
Seniors Housing Triple-net [Member] | Weatherford, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	660
Initial Cost of Buildings & Improvements	5,261
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	660
Carrying Amount of Buildings and Improvements	5,261
Accumulated Depreciation	801
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Webster, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,473
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	5,940
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	5,940
Accumulated Depreciation	1,826
Year Acquired	Jan 1, 2002
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | West Worthington, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	510
Initial Cost of Buildings & Improvements	5,090
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	510
Carrying Amount of Buildings and Improvements	5,090
Accumulated Depreciation	1,031
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1980
Seniors Housing Triple-net [Member] | Westerville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	740
Initial Cost of Buildings & Improvements	8,287
Cost Capitalized Subsequent to Acquisition	3,105
Carrying Amount of Land	740
Carrying Amount of Buildings and Improvements	11,392
Accumulated Depreciation	6,416
Year Acquired	Jan 1, 1998
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Westlake, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	17,926
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	17,926
Accumulated Depreciation	5,570
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1985
Seniors Housing Triple-net [Member] | Westmoreland, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	1,822
Cost Capitalized Subsequent to Acquisition	2,635
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	4,457
Accumulated Depreciation	1,492
Year Acquired	Jan 1, 2001
Year Built	Jan 1, 1994
Seniors Housing Triple-net [Member] | White Lake, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,713
Initial Cost of Land	2,920
Initial Cost of Buildings & Improvements	20,179
Cost Capitalized Subsequent to Acquisition	55
Carrying Amount of Land	2,920
Carrying Amount of Buildings and Improvements	20,234
Accumulated Depreciation	1,126
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Wichita, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	11,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	11,000
Accumulated Depreciation	2,178
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Williamstown, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	70
Initial Cost of Buildings & Improvements	6,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	70
Carrying Amount of Buildings and Improvements	6,430
Accumulated Depreciation	1,424
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1987
Seniors Housing Triple-net [Member] | Wilmington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210
Initial Cost of Buildings & Improvements	2,991
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210
Carrying Amount of Buildings and Improvements	2,991
Accumulated Depreciation	1,137
Year Acquired	Jan 1, 1999
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Winston-Salem, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	2,514
Cost Capitalized Subsequent to Acquisition	459
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	2,973
Accumulated Depreciation	805
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Winston Salem Nc One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,700
Initial Cost of Buildings & Improvements	13,550
Cost Capitalized Subsequent to Acquisition	12,239
Carrying Amount of Land	5,700
Carrying Amount of Buildings and Improvements	25,789
Accumulated Depreciation	4,108
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Worcester, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,500
Initial Cost of Buildings & Improvements	54,099
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,500
Carrying Amount of Buildings and Improvements	54,099
Accumulated Depreciation	4,345
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Worcester Ma One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,300
Initial Cost of Buildings & Improvements	9,060
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,300
Carrying Amount of Buildings and Improvements	9,060
Accumulated Depreciation	1,087
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 1993
Seniors Housing Triple-net [Member] | Zionsville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	22,400
Cost Capitalized Subsequent to Acquisition	1,691
Carrying Amount of Land	1,610
Carrying Amount of Buildings and Improvements	24,091
Accumulated Depreciation	1,378
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Andover, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,310
Initial Cost of Buildings & Improvements	12,647
Cost Capitalized Subsequent to Acquisition	27
Carrying Amount of Land	1,310
Carrying Amount of Buildings and Improvements	12,674
Accumulated Depreciation	679
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1985
Seniors Housing Triple-net [Member] | Annapolis, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	24,825
Cost Capitalized Subsequent to Acquisition	50
Carrying Amount of Land	1,010
Carrying Amount of Buildings and Improvements	24,876
Accumulated Depreciation	1,185
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1993
Seniors Housing Triple-net [Member] | Ansted, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	14,113
Cost Capitalized Subsequent to Acquisition	43
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	14,156
Accumulated Depreciation	662
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1982
Seniors Housing Triple-net [Member] | Aspen Hill, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	9,008
Cost Capitalized Subsequent to Acquisition	457
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,465
Accumulated Depreciation	482
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1988
Seniors Housing Triple-net [Member] | Aurora, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760
Initial Cost of Buildings & Improvements	14,148
Cost Capitalized Subsequent to Acquisition	41
Carrying Amount of Land	1,760
Carrying Amount of Buildings and Improvements	14,189
Accumulated Depreciation	811
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2002
Seniors Housing Triple-net [Member] | Avon Lake, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	790
Initial Cost of Buildings & Improvements	10,421
Cost Capitalized Subsequent to Acquisition	32
Carrying Amount of Land	790
Carrying Amount of Buildings and Improvements	10,452
Accumulated Depreciation	622
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Ayer, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,074
Cost Capitalized Subsequent to Acquisition	3
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	22,077
Accumulated Depreciation	1,056
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1988
Seniors Housing Triple-net [Member] | Baltimore, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	14,884
Cost Capitalized Subsequent to Acquisition	321
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	15,204
Accumulated Depreciation	754
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1905
Seniors Housing Triple-net [Member] | Baltimore, MD 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	5,039
Cost Capitalized Subsequent to Acquisition	90
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	5,129
Accumulated Depreciation	302
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1969
Seniors Housing Triple-net [Member] | Bedford, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	28,831
Cost Capitalized Subsequent to Acquisition	5
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	28,836
Accumulated Depreciation	1,371
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1978
Seniors Housing Triple-net [Member] | Benbrook, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,550
Initial Cost of Buildings & Improvements	13,553
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,550
Carrying Amount of Buildings and Improvements	13,553
Accumulated Depreciation	589
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1984
Seniors Housing Triple-net [Member] | Bluefield, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	12,463
Cost Capitalized Subsequent to Acquisition	32
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	12,495
Accumulated Depreciation	611
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1990
Seniors Housing Triple-net [Member] | Brookline, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,760
Initial Cost of Buildings & Improvements	9,217
Cost Capitalized Subsequent to Acquisition	2,540
Carrying Amount of Land	2,760
Carrying Amount of Buildings and Improvements	11,757
Accumulated Depreciation	554
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1984
Seniors Housing Triple-net [Member] | Brooklyn Park, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,290
Initial Cost of Buildings & Improvements	16,329
Cost Capitalized Subsequent to Acquisition	29
Carrying Amount of Land	1,290
Carrying Amount of Buildings and Improvements	16,358
Accumulated Depreciation	808
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1973
Seniors Housing Triple-net [Member] | Burleson, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	670
Initial Cost of Buildings & Improvements	13,985
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	670
Carrying Amount of Buildings and Improvements	13,985
Accumulated Depreciation	630
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1988
Seniors Housing Triple-net [Member] | Burlington, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700
Initial Cost of Buildings & Improvements	12,554
Cost Capitalized Subsequent to Acquisition	382
Carrying Amount of Land	1,700
Carrying Amount of Buildings and Improvements	12,936
Accumulated Depreciation	716
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1965
Seniors Housing Triple-net [Member] | Burlington, NJ 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,170
Initial Cost of Buildings & Improvements	19,205
Cost Capitalized Subsequent to Acquisition	167
Carrying Amount of Land	1,170
Carrying Amount of Buildings and Improvements	19,372
Accumulated Depreciation	820
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1994
Seniors Housing Triple-net [Member] | Cambridge, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	15,843
Cost Capitalized Subsequent to Acquisition	207
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	16,050
Accumulated Depreciation	767
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1990
Seniors Housing Triple-net [Member] | Catonsville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	15,003
Cost Capitalized Subsequent to Acquisition	549
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	15,552
Accumulated Depreciation	759
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1973
Seniors Housing Triple-net [Member] | Cedar Grove, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830
Initial Cost of Buildings & Improvements	10,939
Cost Capitalized Subsequent to Acquisition	10
Carrying Amount of Land	1,830
Carrying Amount of Buildings and Improvements	10,949
Accumulated Depreciation	567
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1964
Seniors Housing Triple-net [Member] | Cedar Grove, NJ 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	27,737
Cost Capitalized Subsequent to Acquisition	21
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	27,757
Accumulated Depreciation	1,352
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1970
Seniors Housing Triple-net [Member] | Centreville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	14,602
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	14,602
Accumulated Depreciation	726
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1978
Seniors Housing Triple-net [Member] | Charles Town, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	230
Initial Cost of Buildings & Improvements	22,834
Cost Capitalized Subsequent to Acquisition	29
Carrying Amount of Land	230
Carrying Amount of Buildings and Improvements	22,863
Accumulated Depreciation	1,057
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Charleston, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	17,575
Cost Capitalized Subsequent to Acquisition	47
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	17,622
Accumulated Depreciation	823
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Charleston, WV 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	5,430
Cost Capitalized Subsequent to Acquisition	13
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	5,444
Accumulated Depreciation	287
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1979
Seniors Housing Triple-net [Member] | Cinnaminson, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	6,663
Cost Capitalized Subsequent to Acquisition	149
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	6,812
Accumulated Depreciation	375
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1965
Seniors Housing Triple-net [Member] | Clark Summit, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	11,179
Cost Capitalized Subsequent to Acquisition	15
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	11,194
Accumulated Depreciation	576
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1985
Seniors Housing Triple-net [Member] | Clarks Summit, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	6,529
Cost Capitalized Subsequent to Acquisition	54
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	6,583
Accumulated Depreciation	344
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Cloquet, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	4,660
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	4,660
Accumulated Depreciation	165
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2006
Seniors Housing Triple-net [Member] | Colchester, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	4,860
Cost Capitalized Subsequent to Acquisition	495
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	5,355
Accumulated Depreciation	313
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1986
Seniors Housing Triple-net [Member] | Columbia Heights, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	825
Initial Cost of Buildings & Improvements	14,175
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	825
Carrying Amount of Buildings and Improvements	14,175
Accumulated Depreciation	469
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Concord, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	780
Initial Cost of Buildings & Improvements	18,423
Cost Capitalized Subsequent to Acquisition	378
Carrying Amount of Land	780
Carrying Amount of Buildings and Improvements	18,801
Accumulated Depreciation	867
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1972
Seniors Housing Triple-net [Member] | Concord, NH 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760
Initial Cost of Buildings & Improvements	43,179
Cost Capitalized Subsequent to Acquisition	545
Carrying Amount of Land	1,760
Carrying Amount of Buildings and Improvements	43,724
Accumulated Depreciation	2,021
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1994
Seniors Housing Triple-net [Member] | Concord, NH 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	3,041
Cost Capitalized Subsequent to Acquisition	203
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	3,245
Accumulated Depreciation	188
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1905
Seniors Housing Triple-net [Member] | Daniels, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	17,320
Cost Capitalized Subsequent to Acquisition	49
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	17,370
Accumulated Depreciation	808
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1986
Seniors Housing Triple-net [Member] | Dover, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	7,717
Cost Capitalized Subsequent to Acquisition	38
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	7,755
Accumulated Depreciation	396
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Dover, DE 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	22,266
Cost Capitalized Subsequent to Acquisition	90
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	22,356
Accumulated Depreciation	1,063
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1984
Seniors Housing Triple-net [Member] | Dundalk, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770
Initial Cost of Buildings & Improvements	32,047
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,770
Carrying Amount of Buildings and Improvements	32,047
Accumulated Depreciation	1,532
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1978
Seniors Housing Triple-net [Member] | East Brunswick, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,380
Initial Cost of Buildings & Improvements	34,229
Cost Capitalized Subsequent to Acquisition	87
Carrying Amount of Land	1,380
Carrying Amount of Buildings and Improvements	34,315
Accumulated Depreciation	1,198
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Easton, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	24,539
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	24,539
Accumulated Depreciation	1,205
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1962
Seniors Housing Triple-net [Member] | Eatontown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,190
Initial Cost of Buildings & Improvements	23,358
Cost Capitalized Subsequent to Acquisition	67
Carrying Amount of Land	1,190
Carrying Amount of Buildings and Improvements	23,426
Accumulated Depreciation	1,138
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Hilltop, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	25,355
Cost Capitalized Subsequent to Acquisition	15
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	25,370
Accumulated Depreciation	1,198
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1977
Seniors Housing Triple-net [Member] | Huntington, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	32,261
Cost Capitalized Subsequent to Acquisition	126
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	32,387
Accumulated Depreciation	1,530
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1976
Seniors Housing Triple-net [Member] | Hurricane, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	21,454
Cost Capitalized Subsequent to Acquisition	805
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	22,258
Accumulated Depreciation	1,041
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1986
Seniors Housing Triple-net [Member] | Keene, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	9,639
Cost Capitalized Subsequent to Acquisition	284
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	9,923
Accumulated Depreciation	385
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1980
Seniors Housing Triple-net [Member] | Laconia, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	810
Initial Cost of Buildings & Improvements	14,434
Cost Capitalized Subsequent to Acquisition	483
Carrying Amount of Land	810
Carrying Amount of Buildings and Improvements	14,916
Accumulated Depreciation	711
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1968
Seniors Housing Triple-net [Member] | Lake Zurich, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,470
Initial Cost of Buildings & Improvements	9,830
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,470
Carrying Amount of Buildings and Improvements	9,830
Accumulated Depreciation	459
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Lancaster, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	15,804
Cost Capitalized Subsequent to Acquisition	161
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	15,964
Accumulated Depreciation	757
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1981
Seniors Housing Triple-net [Member] | Lancaster, NH 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	434
Cost Capitalized Subsequent to Acquisition	28
Carrying Amount of Land	160
Carrying Amount of Buildings and Improvements	462
Accumulated Depreciation	42
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1905
Seniors Housing Triple-net [Member] | Lancaster, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	890
Initial Cost of Buildings & Improvements	7,623
Cost Capitalized Subsequent to Acquisition	80
Carrying Amount of Land	890
Carrying Amount of Buildings and Improvements	7,702
Accumulated Depreciation	419
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1928
Seniors Housing Triple-net [Member] | Langhorne, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	24,881
Cost Capitalized Subsequent to Acquisition	117
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	24,998
Accumulated Depreciation	1,221
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1979
Seniors Housing Triple-net [Member] | La Plata, MD 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	19,068
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	19,068
Accumulated Depreciation	935
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1984
Seniors Housing Triple-net [Member] | Lebanon, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	20,138
Cost Capitalized Subsequent to Acquisition	64
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	20,202
Accumulated Depreciation	962
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1985
Seniors Housing Triple-net [Member] | Leominster, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	6,201
Cost Capitalized Subsequent to Acquisition	25
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	6,226
Accumulated Depreciation	348
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1966
Seniors Housing Triple-net [Member] | Lewisburg, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260
Initial Cost of Buildings & Improvements	3,699
Cost Capitalized Subsequent to Acquisition	70
Carrying Amount of Land	260
Carrying Amount of Buildings and Improvements	3,769
Accumulated Depreciation	210
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1995
Seniors Housing Triple-net [Member] | Libertyville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,500
Initial Cost of Buildings & Improvements	40,024
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,500
Carrying Amount of Buildings and Improvements	40,024
Accumulated Depreciation	1,848
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Lowell, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,070
Initial Cost of Buildings & Improvements	13,481
Cost Capitalized Subsequent to Acquisition	92
Carrying Amount of Land	1,070
Carrying Amount of Buildings and Improvements	13,573
Accumulated Depreciation	694
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1975
Seniors Housing Triple-net [Member] | Lowell, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680
Initial Cost of Buildings & Improvements	3,378
Cost Capitalized Subsequent to Acquisition	30
Carrying Amount of Land	680
Carrying Amount of Buildings and Improvements	3,408
Accumulated Depreciation	213
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1969
Seniors Housing Triple-net [Member] | Lutherville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	19,786
Cost Capitalized Subsequent to Acquisition	1,579
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	21,365
Accumulated Depreciation	969
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1988
Seniors Housing Triple-net [Member] | Macungie, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	29,033
Cost Capitalized Subsequent to Acquisition	17
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	29,049
Accumulated Depreciation	1,364
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1994
Seniors Housing Triple-net [Member] | Manahawkin, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020
Initial Cost of Buildings & Improvements	20,361
Cost Capitalized Subsequent to Acquisition	122
Carrying Amount of Land	1,020
Carrying Amount of Buildings and Improvements	20,483
Accumulated Depreciation	991
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1994
Seniors Housing Triple-net [Member] | Manalapan, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	22,624
Cost Capitalized Subsequent to Acquisition	56
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	22,680
Accumulated Depreciation	795
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Marlinton, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	270
Initial Cost of Buildings & Improvements	8,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	270
Carrying Amount of Buildings and Improvements	8,430
Accumulated Depreciation	418
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1987
Seniors Housing Triple-net [Member] | Marmet, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	26,483
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	26,483
Accumulated Depreciation	1,225
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1986
Seniors Housing Triple-net [Member] | Martinsburg, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	17,180
Cost Capitalized Subsequent to Acquisition	31
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	17,211
Accumulated Depreciation	802
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1987
Seniors Housing Triple-net [Member] | Matawan, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830
Initial Cost of Buildings & Improvements	20,618
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,830
Carrying Amount of Buildings and Improvements	20,618
Accumulated Depreciation	589
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1965
Seniors Housing Triple-net [Member] | Mendham, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240
Initial Cost of Buildings & Improvements	27,169
Cost Capitalized Subsequent to Acquisition	375
Carrying Amount of Land	1,240
Carrying Amount of Buildings and Improvements	27,544
Accumulated Depreciation	1,281
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1968
Seniors Housing Triple-net [Member] | Mercerville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	9,929
Cost Capitalized Subsequent to Acquisition	109
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	10,039
Accumulated Depreciation	518
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1967
Seniors Housing Triple-net [Member] | Meriden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	1,472
Cost Capitalized Subsequent to Acquisition	5
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	1,477
Accumulated Depreciation	158
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1968
Seniors Housing Triple-net [Member] | Middletown, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,480
Initial Cost of Buildings & Improvements	19,703
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,480
Carrying Amount of Buildings and Improvements	19,703
Accumulated Depreciation	970
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1975
Seniors Housing Triple-net [Member] | Milford, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	7,816
Cost Capitalized Subsequent to Acquisition	40
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	7,855
Accumulated Depreciation	400
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Milford, DE 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680
Initial Cost of Buildings & Improvements	19,216
Cost Capitalized Subsequent to Acquisition	56
Carrying Amount of Land	680
Carrying Amount of Buildings and Improvements	19,273
Accumulated Depreciation	940
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1905
Seniors Housing Triple-net [Member] | Millersville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680
Initial Cost of Buildings & Improvements	1,020
Cost Capitalized Subsequent to Acquisition	25
Carrying Amount of Land	680
Carrying Amount of Buildings and Improvements	1,045
Accumulated Depreciation	411
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1962
Seniors Housing Triple-net [Member] | Millville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	29,944
Cost Capitalized Subsequent to Acquisition	85
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	30,030
Accumulated Depreciation	1,433
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1986
Seniors Housing Triple-net [Member] | Monmouth Junction, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	6,209
Cost Capitalized Subsequent to Acquisition	57
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	6,266
Accumulated Depreciation	341
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Monroe Twp, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,160
Initial Cost of Buildings & Improvements	13,193
Cost Capitalized Subsequent to Acquisition	75
Carrying Amount of Land	1,160
Carrying Amount of Buildings and Improvements	13,268
Accumulated Depreciation	690
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Montville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,500
Initial Cost of Buildings & Improvements	31,002
Cost Capitalized Subsequent to Acquisition	135
Carrying Amount of Land	3,500
Carrying Amount of Buildings and Improvements	31,137
Accumulated Depreciation	1,112
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1988
Seniors Housing Triple-net [Member] | Morgantown, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	15,633
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	15,633
Accumulated Depreciation	414
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Naperville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,470
Initial Cost of Buildings & Improvements	29,547
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,470
Carrying Amount of Buildings and Improvements	29,547
Accumulated Depreciation	1,390
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Naugatuck, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	15,826
Cost Capitalized Subsequent to Acquisition	99
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	15,924
Accumulated Depreciation	781
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1980
Seniors Housing Triple-net [Member] | New Braunfels, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	19,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	19,800
Accumulated Depreciation	933
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Newport, VT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	3,867
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	3,867
Accumulated Depreciation	211
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1967
Seniors Housing Triple-net [Member] | Norristown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	19,488
Cost Capitalized Subsequent to Acquisition	1,135
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	20,623
Accumulated Depreciation	948
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1995
Seniors Housing Triple-net [Member] | North Andover, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	950
Initial Cost of Buildings & Improvements	21,817
Cost Capitalized Subsequent to Acquisition	54
Carrying Amount of Land	950
Carrying Amount of Buildings and Improvements	21,870
Accumulated Depreciation	1,047
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1977
Seniors Housing Triple-net [Member] | North Andover, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,070
Initial Cost of Buildings & Improvements	17,341
Cost Capitalized Subsequent to Acquisition	1,293
Carrying Amount of Land	1,070
Carrying Amount of Buildings and Improvements	18,634
Accumulated Depreciation	879
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1990
Seniors Housing Triple-net [Member] | North Cape May, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	22,266
Cost Capitalized Subsequent to Acquisition	36
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	22,302
Accumulated Depreciation	1,062
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1995
Seniors Housing Triple-net [Member] | Oak Hill, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	24,506
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	24,506
Accumulated Depreciation	1,132
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1988
Seniors Housing Triple-net [Member] | Oak Hill, WV 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	721
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	721
Accumulated Depreciation	73
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Orwigsburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	20,632
Cost Capitalized Subsequent to Acquisition	134
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	20,766
Accumulated Depreciation	999
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1992
Seniors Housing Triple-net [Member] | Panama City Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	7,717
Cost Capitalized Subsequent to Acquisition	9
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	7,726
Accumulated Depreciation	322
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2005
Seniors Housing Triple-net [Member] | Parkersburg, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	21,288
Cost Capitalized Subsequent to Acquisition	643
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	21,931
Accumulated Depreciation	1,012
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1979
Seniors Housing Triple-net [Member] | Parkville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	16,071
Cost Capitalized Subsequent to Acquisition	212
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	16,284
Accumulated Depreciation	801
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1980
Seniors Housing Triple-net [Member] | Parkville, MD 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	791
Initial Cost of Buildings & Improvements	11,186
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	791
Carrying Amount of Buildings and Improvements	11,186
Accumulated Depreciation	571
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1972
Seniors Housing Triple-net [Member] | Parkville, MD 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	11,768
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	11,768
Accumulated Depreciation	595
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1972
Seniors Housing Triple-net [Member] | Pennington, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,380
Initial Cost of Buildings & Improvements	27,620
Cost Capitalized Subsequent to Acquisition	426
Carrying Amount of Land	1,420
Carrying Amount of Buildings and Improvements	28,006
Accumulated Depreciation	860
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Pennsauken, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	10,780
Cost Capitalized Subsequent to Acquisition	179
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	10,959
Accumulated Depreciation	602
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1985
Seniors Housing Triple-net [Member] | Petoskey, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,293
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	14,452
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	14,452
Accumulated Depreciation	739
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Philadelphia, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700
Initial Cost of Buildings & Improvements	25,709
Cost Capitalized Subsequent to Acquisition	333
Carrying Amount of Land	2,700
Carrying Amount of Buildings and Improvements	26,041
Accumulated Depreciation	1,259
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1976
Seniors Housing Triple-net [Member] | Philadelphia, PA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,930
Initial Cost of Buildings & Improvements	10,433
Cost Capitalized Subsequent to Acquisition	2,642
Carrying Amount of Land	2,930
Carrying Amount of Buildings and Improvements	13,075
Accumulated Depreciation	632
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1952
Seniors Housing Triple-net [Member] | Philadelphia, PA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	11,239
Cost Capitalized Subsequent to Acquisition	62
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	11,302
Accumulated Depreciation	532
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1965
Seniors Housing Triple-net [Member] | Philadelphia, PA 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,810
Initial Cost of Buildings & Improvements	16,898
Cost Capitalized Subsequent to Acquisition	32
Carrying Amount of Land	1,810
Carrying Amount of Buildings and Improvements	16,931
Accumulated Depreciation	902
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1972
Seniors Housing Triple-net [Member] | Phillipsburg, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	21,175
Cost Capitalized Subsequent to Acquisition	193
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	21,368
Accumulated Depreciation	1,044
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1992
Seniors Housing Triple-net [Member] | Phillipsburg, NJ 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	8,114
Cost Capitalized Subsequent to Acquisition	38
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	8,151
Accumulated Depreciation	399
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1905
Seniors Housing Triple-net [Member] | Plainview, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,990
Initial Cost of Buildings & Improvements	11,969
Cost Capitalized Subsequent to Acquisition	94
Carrying Amount of Land	3,990
Carrying Amount of Buildings and Improvements	12,064
Accumulated Depreciation	480
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1963
Seniors Housing Triple-net [Member] | Pottsville, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	950
Initial Cost of Buildings & Improvements	26,964
Cost Capitalized Subsequent to Acquisition	202
Carrying Amount of Land	950
Carrying Amount of Buildings and Improvements	27,166
Accumulated Depreciation	1,319
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1990
Seniors Housing Triple-net [Member] | Princeton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,730
Initial Cost of Buildings & Improvements	30,888
Cost Capitalized Subsequent to Acquisition	817
Carrying Amount of Land	1,772
Carrying Amount of Buildings and Improvements	31,663
Accumulated Depreciation	977
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Quakertown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,040
Initial Cost of Buildings & Improvements	25,389
Cost Capitalized Subsequent to Acquisition	72
Carrying Amount of Land	1,040
Carrying Amount of Buildings and Improvements	25,461
Accumulated Depreciation	1,213
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1977
Seniors Housing Triple-net [Member] | Reading, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	19,906
Cost Capitalized Subsequent to Acquisition	102
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	20,008
Accumulated Depreciation	967
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1994
Seniors Housing Triple-net [Member] | Red Bank, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	21,275
Cost Capitalized Subsequent to Acquisition	97
Carrying Amount of Land	1,050
Carrying Amount of Buildings and Improvements	21,372
Accumulated Depreciation	748
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Ridgewood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	16,170
Cost Capitalized Subsequent to Acquisition	478
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	16,649
Accumulated Depreciation	780
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1971
Seniors Housing Triple-net [Member] | Rockville Centre, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,290
Initial Cost of Buildings & Improvements	20,310
Cost Capitalized Subsequent to Acquisition	142
Carrying Amount of Land	4,290
Carrying Amount of Buildings and Improvements	20,452
Accumulated Depreciation	756
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2002
Seniors Housing Triple-net [Member] | Rockville, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	4,835
Cost Capitalized Subsequent to Acquisition	76
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	4,911
Accumulated Depreciation	320
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1960
Seniors Housing Triple-net [Member] | Rutland, VT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,190
Initial Cost of Buildings & Improvements	23,655
Cost Capitalized Subsequent to Acquisition	87
Carrying Amount of Land	1,190
Carrying Amount of Buildings and Improvements	23,743
Accumulated Depreciation	1,151
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1968
Seniors Housing Triple-net [Member] | Sanatoga, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	30,695
Cost Capitalized Subsequent to Acquisition	37
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	30,733
Accumulated Depreciation	1,439
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1993
Seniors Housing Triple-net [Member] | Scott Depot, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	6,876
Cost Capitalized Subsequent to Acquisition	58
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	6,934
Accumulated Depreciation	351
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1995
Seniors Housing Triple-net [Member] | Seaford, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	14,029
Cost Capitalized Subsequent to Acquisition	53
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	14,082
Accumulated Depreciation	718
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1977
Seniors Housing Triple-net [Member] | Severna Park, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120
Initial Cost of Buildings & Improvements	31,273
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,120
Carrying Amount of Buildings and Improvements	31,273
Accumulated Depreciation	1,472
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1981
Seniors Housing Triple-net [Member] | Shepherdstown, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	13,806
Cost Capitalized Subsequent to Acquisition	14
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	13,819
Accumulated Depreciation	650
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1990
Seniors Housing Triple-net [Member] | Shillington, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020
Initial Cost of Buildings & Improvements	19,569
Cost Capitalized Subsequent to Acquisition	118
Carrying Amount of Land	1,020
Carrying Amount of Buildings and Improvements	19,687
Accumulated Depreciation	956
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1964
Seniors Housing Triple-net [Member] | Sissonville, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	23,948
Cost Capitalized Subsequent to Acquisition	54
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	24,003
Accumulated Depreciation	1,136
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1981
Seniors Housing Triple-net [Member] | Sisterville, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	5,400
Cost Capitalized Subsequent to Acquisition	242
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	5,642
Accumulated Depreciation	287
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1986
Seniors Housing Triple-net [Member] | Somerset, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	29,577
Cost Capitalized Subsequent to Acquisition	95
Carrying Amount of Land	1,010
Carrying Amount of Buildings and Improvements	29,671
Accumulated Depreciation	1,394
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Southbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,860
Initial Cost of Buildings & Improvements	23,613
Cost Capitalized Subsequent to Acquisition	958
Carrying Amount of Land	1,860
Carrying Amount of Buildings and Improvements	24,571
Accumulated Depreciation	1,102
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Spencer, WV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	8,810
Cost Capitalized Subsequent to Acquisition	28
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	8,838
Accumulated Depreciation	431
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1988
Seniors Housing Triple-net [Member] | Spring House, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	10,780
Cost Capitalized Subsequent to Acquisition	156
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	10,936
Accumulated Depreciation	561
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1900
Seniors Housing Triple-net [Member] | St. Charles, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580
Initial Cost of Buildings & Improvements	15,555
Cost Capitalized Subsequent to Acquisition	82
Carrying Amount of Land	580
Carrying Amount of Buildings and Improvements	15,636
Accumulated Depreciation	765
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Summit, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,080
Initial Cost of Buildings & Improvements	14,152
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,080
Carrying Amount of Buildings and Improvements	14,152
Accumulated Depreciation	660
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Thomasville, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	13,899
Cost Capitalized Subsequent to Acquisition	409
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	14,308
Accumulated Depreciation	569
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2006
Seniors Housing Triple-net [Member] | Tomball, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	13,300
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,050
Carrying Amount of Buildings and Improvements	13,300
Accumulated Depreciation	655
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Towson, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,180
Initial Cost of Buildings & Improvements	13,280
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,180
Carrying Amount of Buildings and Improvements	13,280
Accumulated Depreciation	667
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1973
Seniors Housing Triple-net [Member] | Trumbull, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,440
Initial Cost of Buildings & Improvements	43,384
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,440
Carrying Amount of Buildings and Improvements	43,384
Accumulated Depreciation	1,930
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Uniontown, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	6,817
Cost Capitalized Subsequent to Acquisition	84
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	6,901
Accumulated Depreciation	343
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1964
Seniors Housing Triple-net [Member] | Valley Falls, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,080
Initial Cost of Buildings & Improvements	7,433
Cost Capitalized Subsequent to Acquisition	10
Carrying Amount of Land	1,080
Carrying Amount of Buildings and Improvements	7,443
Accumulated Depreciation	378
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1975
Seniors Housing Triple-net [Member] | Voorhees, NJ 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	37,299
Cost Capitalized Subsequent to Acquisition	559
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	37,858
Accumulated Depreciation	1,809
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1965
Seniors Housing Triple-net [Member] | Voorhees, NJ 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,900
Initial Cost of Buildings & Improvements	26,040
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,900
Carrying Amount of Buildings and Improvements	26,040
Accumulated Depreciation	1,278
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1985
Seniors Housing Triple-net [Member] | Waconia, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	890
Initial Cost of Buildings & Improvements	14,726
Cost Capitalized Subsequent to Acquisition	4,334
Carrying Amount of Land	890
Carrying Amount of Buildings and Improvements	19,060
Accumulated Depreciation	547
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2005
Seniors Housing Triple-net [Member] | Wall, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,650
Initial Cost of Buildings & Improvements	25,350
Cost Capitalized Subsequent to Acquisition	355
Carrying Amount of Land	1,690
Carrying Amount of Buildings and Improvements	25,665
Accumulated Depreciation	792
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2003
Seniors Housing Triple-net [Member] | Wallingford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	1,210
Cost Capitalized Subsequent to Acquisition	46
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	1,256
Accumulated Depreciation	103
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1962
Seniors Housing Triple-net [Member] | Warren, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,000
Initial Cost of Buildings & Improvements	30,810
Cost Capitalized Subsequent to Acquisition	86
Carrying Amount of Land	2,000
Carrying Amount of Buildings and Improvements	30,896
Accumulated Depreciation	1,072
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Warwick, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,530
Initial Cost of Buildings & Improvements	18,564
Cost Capitalized Subsequent to Acquisition	48
Carrying Amount of Land	1,530
Carrying Amount of Buildings and Improvements	18,612
Accumulated Depreciation	924
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1963
Seniors Housing Triple-net [Member] | Watchung, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,920
Initial Cost of Buildings & Improvements	24,880
Cost Capitalized Subsequent to Acquisition	346
Carrying Amount of Land	1,960
Carrying Amount of Buildings and Improvements	25,186
Accumulated Depreciation	778
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | West Chester, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	29,237
Cost Capitalized Subsequent to Acquisition	95
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	29,332
Accumulated Depreciation	1,411
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1974
Seniors Housing Triple-net [Member] | West Orange, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,280
Initial Cost of Buildings & Improvements	10,687
Cost Capitalized Subsequent to Acquisition	168
Carrying Amount of Land	2,280
Carrying Amount of Buildings and Improvements	10,855
Accumulated Depreciation	580
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1963
Seniors Housing Triple-net [Member] | Westfield, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,270
Initial Cost of Buildings & Improvements	16,589
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,270
Carrying Amount of Buildings and Improvements	16,589
Accumulated Depreciation	890
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1970
Seniors Housing Triple-net [Member] | Westford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	13,829
Cost Capitalized Subsequent to Acquisition	203
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	14,032
Accumulated Depreciation	695
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1993
Seniors Housing Triple-net [Member] | Wilkes Barre, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	13,842
Cost Capitalized Subsequent to Acquisition	95
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	13,937
Accumulated Depreciation	695
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1986
Seniors Housing Triple-net [Member] | Wilkes Barre, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	570
Initial Cost of Buildings & Improvements	2,301
Cost Capitalized Subsequent to Acquisition	44
Carrying Amount of Land	570
Carrying Amount of Buildings and Improvements	2,345
Accumulated Depreciation	183
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1992
Seniors Housing Triple-net [Member] | Williamsport, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	4,946
Cost Capitalized Subsequent to Acquisition	280
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	5,226
Accumulated Depreciation	263
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1991
Seniors Housing Triple-net [Member] | Williamsport, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	8,487
Cost Capitalized Subsequent to Acquisition	428
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	8,914
Accumulated Depreciation	464
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1988
Seniors Housing Triple-net [Member] | Willow Grove, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	14,736
Cost Capitalized Subsequent to Acquisition	109
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	14,845
Accumulated Depreciation	771
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1905
Seniors Housing Triple-net [Member] | Wilmington, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	9,494
Cost Capitalized Subsequent to Acquisition	57
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	9,551
Accumulated Depreciation	493
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1970
Seniors Housing Triple-net [Member] | Windsor, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	8,539
Cost Capitalized Subsequent to Acquisition	1,700
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	10,239
Accumulated Depreciation	502
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1969
Seniors Housing Triple-net [Member] | Windsor, CT 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	600
Cost Capitalized Subsequent to Acquisition	944
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	1,544
Accumulated Depreciation	100
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1974
Seniors Housing Triple-net [Member] | Wyncote, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700
Initial Cost of Buildings & Improvements	22,244
Cost Capitalized Subsequent to Acquisition	145
Carrying Amount of Land	2,700
Carrying Amount of Buildings and Improvements	22,389
Accumulated Depreciation	1,106
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1960
Seniors Housing Triple-net [Member] | Wyncote, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	21,256
Cost Capitalized Subsequent to Acquisition	182
Carrying Amount of Land	1,610
Carrying Amount of Buildings and Improvements	21,438
Accumulated Depreciation	1,009
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1962
Seniors Housing Triple-net [Member] | Wyncote, PA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	7,811
Cost Capitalized Subsequent to Acquisition	18
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	7,829
Accumulated Depreciation	386
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1889
Seniors Housing Triple-net [Member] | Agawam, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,230
Initial Cost of Buildings & Improvements	13,618
Cost Capitalized Subsequent to Acquisition	289
Carrying Amount of Land	1,230
Carrying Amount of Buildings and Improvements	13,906
Accumulated Depreciation	709
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1975
Seniors Housing Triple-net [Member] | Agawam, MA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930
Initial Cost of Buildings & Improvements	15,304
Cost Capitalized Subsequent to Acquisition	229
Carrying Amount of Land	930
Carrying Amount of Buildings and Improvements	15,533
Accumulated Depreciation	762
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1970
Seniors Housing Triple-net [Member] | Agawam, MA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	10,661
Cost Capitalized Subsequent to Acquisition	36
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	10,697
Accumulated Depreciation	556
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1985
Seniors Housing Triple-net [Member] | Agawam, MA 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	10,562
Cost Capitalized Subsequent to Acquisition	45
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	10,607
Accumulated Depreciation	551
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1967
Seniors Housing Triple-net [Member] | Brick, NJ 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690
Initial Cost of Buildings & Improvements	17,125
Cost Capitalized Subsequent to Acquisition	51
Carrying Amount of Land	690
Carrying Amount of Buildings and Improvements	17,176
Accumulated Depreciation	880
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Bridgewater, NJ 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	31,810
Cost Capitalized Subsequent to Acquisition	40
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	31,850
Accumulated Depreciation	1,124
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Longwood, FL 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,260
Initial Cost of Buildings & Improvements	6,445
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,260
Carrying Amount of Buildings and Improvements	6,445
Accumulated Depreciation	222
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2011
Seniors Housing Triple-net [Member] | Mcmurray, PA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,440
Initial Cost of Buildings & Improvements	15,805
Cost Capitalized Subsequent to Acquisition	1,894
Carrying Amount of Land	1,440
Carrying Amount of Buildings and Improvements	17,699
Accumulated Depreciation	489
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2011
Seniors Housing Triple-net [Member] | Morton Grove, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,900
Initial Cost of Buildings & Improvements	19,374
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,900
Carrying Amount of Buildings and Improvements	19,374
Accumulated Depreciation	568
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2011
Seniors Housing Triple-net [Member] | San Antonio, TX 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,912
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	13,360
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	13,360
Accumulated Depreciation	2,124
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2004
Seniors Housing Triple-net [Member] | West Bend, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	17,790
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	17,790
Accumulated Depreciation	472
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2011
Seniors Housing Triple-net [Member] | Aventura, FL AVT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,540
Initial Cost of Buildings & Improvements	33,986
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,540
Carrying Amount of Buildings and Improvements	33,986
Accumulated Depreciation	305
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Boca Raton, FL BOR2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,440
Initial Cost of Buildings & Improvements	31,048
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,440
Carrying Amount of Buildings and Improvements	31,048
Accumulated Depreciation	275
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1989
Seniors Housing Triple-net [Member] | Bradenton, FL BRD7 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,031
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	9,953
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	9,953
Accumulated Depreciation	132
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Cape Coral, FL CPC2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,387
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	18,868
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	18,868
Accumulated Depreciation	254
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Chicago, IL CHI2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	19,256
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	19,256
Accumulated Depreciation	313
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2005
Seniors Housing Triple-net [Member] | Chicago, IL CHI3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,900
Initial Cost of Buildings & Improvements	17,016
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,900
Carrying Amount of Buildings and Improvements	17,016
Accumulated Depreciation	280
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Clinton, MD CLI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,330
Initial Cost of Buildings & Improvements	20,876
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,330
Carrying Amount of Buildings and Improvements	20,876
Accumulated Depreciation	345
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1988
Seniors Housing Triple-net [Member] | Conyers, GA CYR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,740
Initial Cost of Buildings & Improvements	19,302
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,740
Carrying Amount of Buildings and Improvements	19,302
Accumulated Depreciation	171
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Cortland, NY CRT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	18,041
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	18,041
Accumulated Depreciation	117
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Daphne, AL DPH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,880
Initial Cost of Buildings & Improvements	8,670
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,880
Carrying Amount of Buildings and Improvements	8,670
Accumulated Depreciation	155
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Edmond, OK EDM2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	8,388
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	8,388
Accumulated Depreciation	210
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Fairhope, AL FHP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	570
Initial Cost of Buildings & Improvements	9,119
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	570
Carrying Amount of Buildings and Improvements	9,119
Accumulated Depreciation	162
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1987
Seniors Housing Triple-net [Member] | Fayetteville, GA FYV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	12,665
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	12,665
Accumulated Depreciation	110
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1994
Seniors Housing Triple-net [Member] | Flower Mound, TX FMD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	8,414
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	8,414
Accumulated Depreciation	0
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1900
Seniors Housing Triple-net [Member] | Fredericksburg, VA FRD5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,700
Initial Cost of Buildings & Improvements	22,016
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,700
Carrying Amount of Buildings and Improvements	22,016
Accumulated Depreciation	143
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1992
Seniors Housing Triple-net [Member] | Granbury, TX GRB3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,550
Initial Cost of Buildings & Improvements	2,940
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,550
Carrying Amount of Buildings and Improvements	2,940
Accumulated Depreciation	26
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Grand Blanc, MI GDB [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	7,843
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	7,843
Accumulated Depreciation	0
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1900
Seniors Housing Triple-net [Member] | Greendale, WI GND [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	35,383
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,060
Carrying Amount of Buildings and Improvements	35,383
Accumulated Depreciation	707
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1988
Seniors Housing Triple-net [Member] | Highland Park, IL HDP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,820
Initial Cost of Buildings & Improvements	15,832
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,820
Carrying Amount of Buildings and Improvements	15,832
Accumulated Depreciation	35
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2012
Seniors Housing Triple-net [Member] | Hollywood, FL HLY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240
Initial Cost of Buildings & Improvements	13,806
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,240
Carrying Amount of Buildings and Improvements	13,806
Accumulated Depreciation	124
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Jackson, NJ JCS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,500
Initial Cost of Buildings & Improvements	26,405
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,500
Carrying Amount of Buildings and Improvements	26,405
Accumulated Depreciation	171
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Jacksonville Beach, FL JKB [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,210
Initial Cost of Buildings & Improvements	26,207
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,210
Carrying Amount of Buildings and Improvements	26,207
Accumulated Depreciation	226
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Jupiter, FL JUP3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,100
Initial Cost of Buildings & Improvements	47,453
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,100
Carrying Amount of Buildings and Improvements	47,453
Accumulated Depreciation	303
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2002
Seniors Housing Triple-net [Member] | Kennesaw, GA KNW [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	10,848
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	10,848
Accumulated Depreciation	99
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Lake Barrington, IL LKB [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,400
Initial Cost of Buildings & Improvements	66,179
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,400
Carrying Amount of Buildings and Improvements	66,179
Accumulated Depreciation	421
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | Lakewood Ranch, FL LWR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	6,714
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	6,714
Accumulated Depreciation	117
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2012
Seniors Housing Triple-net [Member] | Lakewood Ranch, FL LWR2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,569
Initial Cost of Land	1,000
Initial Cost of Buildings & Improvements	22,388
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,000
Carrying Amount of Buildings and Improvements	22,388
Accumulated Depreciation	295
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2005
Seniors Housing Triple-net [Member] | Lawrence, KS LWN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,797
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	8,716
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	8,716
Accumulated Depreciation	114
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1996
Seniors Housing Triple-net [Member] | Leicester, England LEI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,897
Initial Cost of Buildings & Improvements	30,240
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,897
Carrying Amount of Buildings and Improvements	30,240
Accumulated Depreciation	0
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1900
Seniors Housing Triple-net [Member] | Lexington, KY LEX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,850
Initial Cost of Buildings & Improvements	11,977
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,850
Carrying Amount of Buildings and Improvements	11,977
Accumulated Depreciation	0
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1900
Seniors Housing Triple-net [Member] | Loganville, GA LOG [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,430
Initial Cost of Buildings & Improvements	22,912
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,430
Carrying Amount of Buildings and Improvements	22,912
Accumulated Depreciation	215
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Mahwah, NJ MAH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	785
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	785
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1900
Seniors Housing Triple-net [Member] | Marietta, GA MRA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,270
Initial Cost of Buildings & Improvements	10,519
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,270
Carrying Amount of Buildings and Improvements	10,519
Accumulated Depreciation	94
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Norman, OK NRM2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,524
Initial Cost of Land	1,480
Initial Cost of Buildings & Improvements	33,330
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,480
Carrying Amount of Buildings and Improvements	33,330
Accumulated Depreciation	431
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1985
Seniors Housing Triple-net [Member] | Pella, IA PLL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	870
Initial Cost of Buildings & Improvements	6,716
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	870
Carrying Amount of Buildings and Improvements	6,716
Accumulated Depreciation	59
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2002
Seniors Housing Triple-net [Member] | Raleigh, NC RLH3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	26,506
Initial Cost of Land	3,530
Initial Cost of Buildings & Improvements	59,589
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,530
Carrying Amount of Buildings and Improvements	59,589
Accumulated Depreciation	395
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2002
Seniors Housing Triple-net [Member] | Raleigh, NC RLH4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,580
Initial Cost of Buildings & Improvements	16,837
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,580
Carrying Amount of Buildings and Improvements	16,837
Accumulated Depreciation	156
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1988
Seniors Housing Triple-net [Member] | Rockville, MD RCV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	16,398
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,398
Accumulated Depreciation	279
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1986
Seniors Housing Triple-net [Member] | Sand Springs, OK SSG [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,792
Initial Cost of Land	910
Initial Cost of Buildings & Improvements	19,654
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	910
Carrying Amount of Buildings and Improvements	19,654
Accumulated Depreciation	259
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2002
Seniors Housing Triple-net [Member] | Sarasota, FL SRS6 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,120
Initial Cost of Buildings & Improvements	12,489
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,120
Carrying Amount of Buildings and Improvements	12,489
Accumulated Depreciation	114
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1999
Seniors Housing Triple-net [Member] | Sarasota, FL SRS7 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	950
Initial Cost of Buildings & Improvements	8,825
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	950
Carrying Amount of Buildings and Improvements	8,825
Accumulated Depreciation	80
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1998
Seniors Housing Triple-net [Member] | Sarasota, FL SRS8 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	9,854
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	9,854
Accumulated Depreciation	94
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1990
Seniors Housing Triple-net [Member] | Seaford, DE SEF2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	830
Initial Cost of Buildings & Improvements	7,995
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	830
Carrying Amount of Buildings and Improvements	7,995
Accumulated Depreciation	112
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1992
Seniors Housing Triple-net [Member] | Shelton, WA SHN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	17,049
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	17,049
Accumulated Depreciation	237
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1989
Seniors Housing Triple-net [Member] | Silver Spring, MD SSP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,250
Initial Cost of Buildings & Improvements	7,278
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,250
Carrying Amount of Buildings and Improvements	7,278
Accumulated Depreciation	125
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1952
Seniors Housing Triple-net [Member] | Silver Spring, MD SSP2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	9,252
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	9,252
Accumulated Depreciation	152
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1968
Seniors Housing Triple-net [Member] | Superior, WI SUP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020
Initial Cost of Buildings & Improvements	13,735
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,020
Carrying Amount of Buildings and Improvements	13,735
Accumulated Depreciation	0
Year Acquired	Jan 1, 2009
Year Built	Jan 1, 1900
Seniors Housing Triple-net [Member] | Takoma Park, MD TKP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	10,136
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	10,136
Accumulated Depreciation	172
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1962
Seniors Housing Triple-net [Member] | Topeka, KS TPK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260
Initial Cost of Buildings & Improvements	12,712
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	260
Carrying Amount of Buildings and Improvements	12,712
Accumulated Depreciation	173
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2011
Seniors Housing Triple-net [Member] | Walkersville, MD WKV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,650
Initial Cost of Buildings & Improvements	15,103
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,650
Carrying Amount of Buildings and Improvements	15,103
Accumulated Depreciation	250
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1997
Seniors Housing Triple-net [Member] | Waukee, IA WKE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,870
Initial Cost of Buildings & Improvements	31,878
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,870
Carrying Amount of Buildings and Improvements	31,878
Accumulated Depreciation	277
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2007
Seniors Housing Triple-net [Member] | Webster, NY WBT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	8,968
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	8,968
Accumulated Depreciation	60
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | Webster, NY WBT2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	21,127
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	21,127
Accumulated Depreciation	136
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2001
Seniors Housing Triple-net [Member] | West Chester, PA WEC4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,290
Initial Cost of Buildings & Improvements	42,258
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,290
Carrying Amount of Buildings and Improvements	42,258
Accumulated Depreciation	844
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2000
Seniors Housing Triple-net [Member] | West Chester, PA WEC5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	11,894
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	11,894
Accumulated Depreciation	242
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2002
Seniors Housing Triple-net [Member] | Wichita, KS WTA3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,828
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	19,747
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	19,747
Accumulated Depreciation	257
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2009
Seniors Housing Triple-net [Member] | Willard, OH WLD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	730
Initial Cost of Buildings & Improvements	6,447
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	730
Carrying Amount of Buildings and Improvements	6,447
Accumulated Depreciation	96
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2012
Seniors Housing Triple-net [Member] | Lapeer, MI LPE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	220
Initial Cost of Buildings & Improvements	7,625
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	220
Carrying Amount of Buildings and Improvements	7,625
Accumulated Depreciation	82
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2012
Seniors Housing Triple-net [Member] | Melbourne, FL MEL2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,540
Initial Cost of Buildings & Improvements	21,319
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,540
Carrying Amount of Buildings and Improvements	21,319
Accumulated Depreciation	503
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2012
Seniors Housing Triple-net [Member] | Tulsa, OK TUL5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,320
Initial Cost of Buildings & Improvements	10,087
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,320
Carrying Amount of Buildings and Improvements	10,087
Accumulated Depreciation	49
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2012
Seniors Housing Triple-net [Member] | Webster Grove, MO WEG [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,790
Initial Cost of Buildings & Improvements	15,469
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,790
Carrying Amount of Buildings and Improvements	15,469
Accumulated Depreciation	137
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2012
Seniors Housing Triple-net [Member] | Wichita, KS WTA2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,760
Initial Cost of Buildings & Improvements	19,007
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,760
Carrying Amount of Buildings and Improvements	19,007
Accumulated Depreciation	414
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2012
Medical Facility [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	713,720
Initial Cost of Land	333,112
Initial Cost of Buildings & Improvements	4,027,512
Cost Capitalized Subsequent to Acquisition	127,413
Carrying Amount of Land	345,938
Carrying Amount of Buildings and Improvements	4,142,095
Accumulated Depreciation	456,935
Medical Facility [Member] | Akron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	20,200
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	20,200
Accumulated Depreciation	1,585
Year Acquired	Jan 1, 2009
Year Built	Jan 1, 2008
Medical Facility [Member] | Arcadia, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,750
Initial Cost of Land	5,408
Initial Cost of Buildings & Improvements	23,219
Cost Capitalized Subsequent to Acquisition	1,933
Carrying Amount of Land	5,618
Carrying Amount of Buildings and Improvements	24,942
Accumulated Depreciation	5,175
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1984
Medical Facility [Member] | Atlanta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,931
Initial Cost of Buildings & Improvements	18,720
Cost Capitalized Subsequent to Acquisition	2,937
Carrying Amount of Land	5,301
Carrying Amount of Buildings and Improvements	21,287
Accumulated Depreciation	5,415
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1991
Medical Facility [Member] | Bellingham, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	9,270
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	9,270
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 1900
Medical Facility [Member] | Bartlett, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,215
Initial Cost of Land	187
Initial Cost of Buildings & Improvements	15,015
Cost Capitalized Subsequent to Acquisition	1,252
Carrying Amount of Land	187
Carrying Amount of Buildings and Improvements	16,267
Accumulated Depreciation	3,417
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2004
Medical Facility [Member] | Boynton Beach Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,420
Initial Cost of Land	2,048
Initial Cost of Buildings & Improvements	7,692
Cost Capitalized Subsequent to Acquisition	375
Carrying Amount of Land	2,048
Carrying Amount of Buildings and Improvements	8,067
Accumulated Depreciation	2,140
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1995
Medical Facility [Member] | Boynton Beach Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,965
Initial Cost of Land	2,048
Initial Cost of Buildings & Improvements	7,403
Cost Capitalized Subsequent to Acquisition	964
Carrying Amount of Land	2,048
Carrying Amount of Buildings and Improvements	8,367
Accumulated Depreciation	1,855
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1997
Medical Facility [Member] | Boynton Beach Fl Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,921
Initial Cost of Land	214
Initial Cost of Buildings & Improvements	5,611
Cost Capitalized Subsequent to Acquisition	7,218
Carrying Amount of Land	117
Carrying Amount of Buildings and Improvements	12,927
Accumulated Depreciation	2,524
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 1996
Medical Facility [Member] | Boardman, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	11,787
Cost Capitalized Subsequent to Acquisition	342
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	12,130
Accumulated Depreciation	1,214
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2007
Medical Facility [Member] | Boardman Oh One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	12,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	12,800
Accumulated Depreciation	1,723
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2008
Medical Facility [Member] | Bellaire, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,551
Initial Cost of Buildings & Improvements	46,105
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,551
Carrying Amount of Buildings and Improvements	46,105
Accumulated Depreciation	7,883
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2005
Medical Facility [Member] | Bellaire Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,972
Initial Cost of Buildings & Improvements	33,445
Cost Capitalized Subsequent to Acquisition	1,966
Carrying Amount of Land	2,972
Carrying Amount of Buildings and Improvements	35,412
Accumulated Depreciation	6,876
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2005
Medical Facility [Member] | Birmingham, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	52
Initial Cost of Buildings & Improvements	9,950
Cost Capitalized Subsequent to Acquisition	201
Carrying Amount of Land	52
Carrying Amount of Buildings and Improvements	10,151
Accumulated Depreciation	2,196
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1971
Medical Facility [Member] | Bowling Green, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,800
Initial Cost of Buildings & Improvements	26,700
Cost Capitalized Subsequent to Acquisition	149
Carrying Amount of Land	3,800
Carrying Amount of Buildings and Improvements	26,849
Accumulated Depreciation	3,066
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 1992
Medical Facility [Member] | Bellevue, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,833
Cost Capitalized Subsequent to Acquisition	868
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,701
Accumulated Depreciation	1,525
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2010
Medical Facility [Member] | Bellevue Ne One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,500
Initial Cost of Buildings & Improvements	109,719
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,500
Carrying Amount of Buildings and Improvements	109,719
Accumulated Depreciation	7,106
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2010
Medical Facility [Member] | Boca Raton, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,259
Initial Cost of Land	109
Initial Cost of Buildings & Improvements	34,002
Cost Capitalized Subsequent to Acquisition	2,096
Carrying Amount of Land	214
Carrying Amount of Buildings and Improvements	35,993
Accumulated Depreciation	7,475
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1995
Medical Facility [Member] | Bridgeton, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	30,221
Cost Capitalized Subsequent to Acquisition	278
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	30,499
Accumulated Depreciation	762
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2011
Medical Facility [Member] | Cedar Grove, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	113
Initial Cost of Buildings & Improvements	618
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	113
Carrying Amount of Buildings and Improvements	618
Accumulated Depreciation	64
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1986
Medical Facility [Member] | Claremore, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,131
Initial Cost of Land	132
Initial Cost of Buildings & Improvements	12,829
Cost Capitalized Subsequent to Acquisition	302
Carrying Amount of Land	132
Carrying Amount of Buildings and Improvements	13,131
Accumulated Depreciation	2,881
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2005
Medical Facility [Member] | Coral Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,598
Initial Cost of Buildings & Improvements	10,627
Cost Capitalized Subsequent to Acquisition	1,080
Carrying Amount of Land	1,636
Carrying Amount of Buildings and Improvements	11,668
Accumulated Depreciation	3,068
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1992
Medical Facility [Member] | Dade City, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,211
Initial Cost of Buildings & Improvements	5,511
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,211
Carrying Amount of Buildings and Improvements	5,511
Accumulated Depreciation	282
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1998
Medical Facility [Member] | Dallas, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,926
Initial Cost of Land	137
Initial Cost of Buildings & Improvements	28,690
Cost Capitalized Subsequent to Acquisition	1,067
Carrying Amount of Land	137
Carrying Amount of Buildings and Improvements	29,757
Accumulated Depreciation	6,340
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1995
Medical Facility [Member] | Denton, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,994
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	19,407
Cost Capitalized Subsequent to Acquisition	628
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	20,035
Accumulated Depreciation	3,560
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2005
Medical Facility [Member] | Delray Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,882
Initial Cost of Buildings & Improvements	34,767
Cost Capitalized Subsequent to Acquisition	4,857
Carrying Amount of Land	1,943
Carrying Amount of Buildings and Improvements	39,563
Accumulated Depreciation	9,440
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1985
Medical Facility [Member] | Edina, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	15,132
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	15,132
Accumulated Depreciation	1,321
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2003
Medical Facility [Member] | El Paso, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,005
Initial Cost of Land	677
Initial Cost of Buildings & Improvements	17,075
Cost Capitalized Subsequent to Acquisition	1,471
Carrying Amount of Land	677
Carrying Amount of Buildings and Improvements	18,546
Accumulated Depreciation	4,344
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1997
Medical Facility [Member] | El Paso Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,400
Initial Cost of Buildings & Improvements	32,800
Cost Capitalized Subsequent to Acquisition	424
Carrying Amount of Land	2,400
Carrying Amount of Buildings and Improvements	33,224
Accumulated Depreciation	7,570
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2003
Medical Facility [Member] | El Paso Tx Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	6,700
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	6,700
Accumulated Depreciation	823
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2003
Medical Facility [Member] | Everett, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,842
Initial Cost of Buildings & Improvements	26,010
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,842
Carrying Amount of Buildings and Improvements	26,010
Accumulated Depreciation	1,828
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2011
Medical Facility [Member] | Fayetteville, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,202
Initial Cost of Land	959
Initial Cost of Buildings & Improvements	7,540
Cost Capitalized Subsequent to Acquisition	721
Carrying Amount of Land	986
Carrying Amount of Buildings and Improvements	8,234
Accumulated Depreciation	1,873
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1999
Medical Facility [Member] | Fresno, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,500
Initial Cost of Buildings & Improvements	35,800
Cost Capitalized Subsequent to Acquisition	118
Carrying Amount of Land	2,500
Carrying Amount of Buildings and Improvements	35,918
Accumulated Depreciation	4,109
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 1991
Medical Facility [Member] | Franklin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,338
Initial Cost of Buildings & Improvements	12,138
Cost Capitalized Subsequent to Acquisition	1,468
Carrying Amount of Land	2,338
Carrying Amount of Buildings and Improvements	13,606
Accumulated Depreciation	2,740
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 1988
Medical Facility [Member] | Franklin, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,383
Initial Cost of Land	6,872
Initial Cost of Buildings & Improvements	7,550
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,872
Carrying Amount of Buildings and Improvements	7,550
Accumulated Depreciation	820
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1984
Medical Facility [Member] | Frisco, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,881
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,635
Cost Capitalized Subsequent to Acquisition	246
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,881
Accumulated Depreciation	3,859
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2004
Medical Facility [Member] | Frisco Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,309
Cost Capitalized Subsequent to Acquisition	1,566
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,875
Accumulated Depreciation	3,692
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2004
Medical Facility [Member] | Fort Wayne, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	8,232
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	8,232
Accumulated Depreciation	1,204
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2006
Medical Facility [Member] | Green Bay, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,017
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	14,891
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,891
Accumulated Depreciation	1,429
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2002
Medical Facility [Member] | Green Bay Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	20,098
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	20,098
Accumulated Depreciation	1,892
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2002
Medical Facility [Member] | Glendale, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,960
Initial Cost of Land	37
Initial Cost of Buildings & Improvements	18,398
Cost Capitalized Subsequent to Acquisition	198
Carrying Amount of Land	37
Carrying Amount of Buildings and Improvements	18,596
Accumulated Depreciation	3,743
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2002
Medical Facility [Member] | Gallatin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	20
Initial Cost of Buildings & Improvements	19,432
Cost Capitalized Subsequent to Acquisition	478
Carrying Amount of Land	20
Carrying Amount of Buildings and Improvements	19,910
Accumulated Depreciation	2,761
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1997
Medical Facility [Member] | Greeley, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	877
Initial Cost of Buildings & Improvements	6,706
Cost Capitalized Subsequent to Acquisition	125
Carrying Amount of Land	877
Carrying Amount of Buildings and Improvements	6,831
Accumulated Depreciation	1,700
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 1997
Medical Facility [Member] | Germantown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,049
Initial Cost of Buildings & Improvements	12,456
Cost Capitalized Subsequent to Acquisition	597
Carrying Amount of Land	3,049
Carrying Amount of Buildings and Improvements	13,053
Accumulated Depreciation	2,721
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2002
Medical Facility [Member] | Greeneville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	970
Initial Cost of Buildings & Improvements	10,032
Cost Capitalized Subsequent to Acquisition	8
Carrying Amount of Land	970
Carrying Amount of Buildings and Improvements	10,040
Accumulated Depreciation	957
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2005
Medical Facility [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10,395
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	2
Carrying Amount of Land	10,388
Carrying Amount of Buildings and Improvements	9
Accumulated Depreciation	0
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1900
Medical Facility [Member] | Jupiter, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,972
Initial Cost of Land	2,252
Initial Cost of Buildings & Improvements	11,415
Cost Capitalized Subsequent to Acquisition	129
Carrying Amount of Land	2,252
Carrying Amount of Buildings and Improvements	11,544
Accumulated Depreciation	2,537
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2001
Medical Facility [Member] | Jupiter Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,336
Initial Cost of Land	2,825
Initial Cost of Buildings & Improvements	5,858
Cost Capitalized Subsequent to Acquisition	43
Carrying Amount of Land	2,825
Carrying Amount of Buildings and Improvements	5,901
Accumulated Depreciation	1,492
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2004
Medical Facility [Member] | Killeen, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	22,667
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	22,667
Accumulated Depreciation	1,973
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2010
Medical Facility [Member] | Kenosha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,934
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,058
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,058
Accumulated Depreciation	1,696
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1993
Medical Facility [Member] | Lafayette, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,928
Initial Cost of Buildings & Improvements	10,483
Cost Capitalized Subsequent to Acquisition	25
Carrying Amount of Land	1,928
Carrying Amount of Buildings and Improvements	10,509
Accumulated Depreciation	2,438
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1993
Medical Facility [Member] | Lenexa, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,905
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	16,013
Cost Capitalized Subsequent to Acquisition	2,347
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	18,360
Accumulated Depreciation	1,459
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2008
Medical Facility [Member] | Los Gatos, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	488
Initial Cost of Buildings & Improvements	22,386
Cost Capitalized Subsequent to Acquisition	1,289
Carrying Amount of Land	488
Carrying Amount of Buildings and Improvements	23,675
Accumulated Depreciation	5,499
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1993
Medical Facility [Member] | Lincoln, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,420
Initial Cost of Buildings & Improvements	29,692
Cost Capitalized Subsequent to Acquisition	9
Carrying Amount of Land	1,420
Carrying Amount of Buildings and Improvements	29,701
Accumulated Depreciation	3,671
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2003
Medical Facility [Member] | Loxahatchee, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,637
Initial Cost of Buildings & Improvements	5,048
Cost Capitalized Subsequent to Acquisition	842
Carrying Amount of Land	1,652
Carrying Amount of Buildings and Improvements	5,875
Accumulated Depreciation	1,269
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1997
Medical Facility [Member] | Loxahatchee Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,340
Initial Cost of Buildings & Improvements	6,509
Cost Capitalized Subsequent to Acquisition	57
Carrying Amount of Land	1,345
Carrying Amount of Buildings and Improvements	6,561
Accumulated Depreciation	1,511
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1993
Medical Facility [Member] | Loxahatchee Fl Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,600
Initial Cost of Land	1,553
Initial Cost of Buildings & Improvements	4,694
Cost Capitalized Subsequent to Acquisition	584
Carrying Amount of Land	1,567
Carrying Amount of Buildings and Improvements	5,264
Accumulated Depreciation	1,129
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1994
Medical Facility [Member] | Los Alamitos, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,085
Initial Cost of Land	39
Initial Cost of Buildings & Improvements	18,635
Cost Capitalized Subsequent to Acquisition	412
Carrying Amount of Land	39
Carrying Amount of Buildings and Improvements	19,047
Accumulated Depreciation	3,858
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2003
Medical Facility [Member] | Lake St Louis, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	11,937
Cost Capitalized Subsequent to Acquisition	1,947
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	13,884
Accumulated Depreciation	1,352
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2008
Medical Facility [Member] | Las Vegas, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,803
Initial Cost of Land	74
Initial Cost of Buildings & Improvements	15,287
Cost Capitalized Subsequent to Acquisition	419
Carrying Amount of Land	74
Carrying Amount of Buildings and Improvements	15,706
Accumulated Depreciation	3,637
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2000
Medical Facility [Member] | Lakewood, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	146
Initial Cost of Buildings & Improvements	14,885
Cost Capitalized Subsequent to Acquisition	1,146
Carrying Amount of Land	146
Carrying Amount of Buildings and Improvements	16,031
Accumulated Depreciation	3,110
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1993
Medical Facility [Member] | Merrillville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,134
Cost Capitalized Subsequent to Acquisition	210
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	22,344
Accumulated Depreciation	2,979
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2006
Medical Facility [Member] | Merrillville In One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	11,699
Cost Capitalized Subsequent to Acquisition	154
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	11,853
Accumulated Depreciation	1,484
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2008
Medical Facility [Member] | Marinette, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,548
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	13,538
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	13,538
Accumulated Depreciation	1,529
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2002
Medical Facility [Member] | Middletown, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,756
Initial Cost of Buildings & Improvements	20,364
Cost Capitalized Subsequent to Acquisition	1,188
Carrying Amount of Land	1,756
Carrying Amount of Buildings and Improvements	21,552
Accumulated Depreciation	6,070
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1998
Medical Facility [Member] | Mesa, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,558
Initial Cost of Buildings & Improvements	9,561
Cost Capitalized Subsequent to Acquisition	378
Carrying Amount of Land	1,558
Carrying Amount of Buildings and Improvements	9,939
Accumulated Depreciation	2,503
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 1989
Medical Facility [Member] | Meridian, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,600
Initial Cost of Buildings & Improvements	20,802
Cost Capitalized Subsequent to Acquisition	251
Carrying Amount of Land	3,600
Carrying Amount of Buildings and Improvements	21,053
Accumulated Depreciation	5,365
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2008
Medical Facility [Member] | Marlton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	38,300
Cost Capitalized Subsequent to Acquisition	410
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	38,710
Accumulated Depreciation	4,400
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 1994
Medical Facility [Member] | Morrow, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	818
Initial Cost of Buildings & Improvements	8,064
Cost Capitalized Subsequent to Acquisition	223
Carrying Amount of Land	843
Carrying Amount of Buildings and Improvements	8,261
Accumulated Depreciation	2,025
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 1990
Medical Facility [Member] | Mount Juliet, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,456
Initial Cost of Land	1,566
Initial Cost of Buildings & Improvements	11,697
Cost Capitalized Subsequent to Acquisition	1,038
Carrying Amount of Land	1,566
Carrying Amount of Buildings and Improvements	12,735
Accumulated Depreciation	2,741
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2005
Medical Facility [Member] | Muskego, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,174
Initial Cost of Land	964
Initial Cost of Buildings & Improvements	2,158
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	964
Carrying Amount of Buildings and Improvements	2,159
Accumulated Depreciation	203
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1993
Medical Facility [Member] | Milwaukee, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,429
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	8,457
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	8,457
Accumulated Depreciation	859
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1930
Medical Facility [Member] | Milwaukee Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,762
Initial Cost of Land	1,425
Initial Cost of Buildings & Improvements	11,519
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,425
Carrying Amount of Buildings and Improvements	11,520
Accumulated Depreciation	1,526
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1962
Medical Facility [Member] | Milwaukee Wi Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,442
Initial Cost of Land	922
Initial Cost of Buildings & Improvements	2,185
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	922
Carrying Amount of Buildings and Improvements	2,185
Accumulated Depreciation	362
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1958
Medical Facility [Member] | Milwaukee Wi Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,383
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	44,535
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	44,535
Accumulated Depreciation	4,091
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1983
Medical Facility [Member] | Merced, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	13,772
Cost Capitalized Subsequent to Acquisition	927
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,699
Accumulated Depreciation	1,525
Year Acquired	Jan 1, 2009
Year Built	Jan 1, 2010
Medical Facility [Member] | Nashville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,806
Initial Cost of Buildings & Improvements	7,165
Cost Capitalized Subsequent to Acquisition	1,322
Carrying Amount of Land	1,806
Carrying Amount of Buildings and Improvements	8,487
Accumulated Depreciation	2,234
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1986
Medical Facility [Member] | Nashville Tn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,300
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	7,172
Carrying Amount of Land	11,472
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1900
Medical Facility [Member] | New Berlin, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,527
Initial Cost of Land	3,739
Initial Cost of Buildings & Improvements	8,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,739
Carrying Amount of Buildings and Improvements	8,290
Accumulated Depreciation	845
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1993
Medical Facility [Member] | Niagara Falls, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,145
Initial Cost of Buildings & Improvements	10,574
Cost Capitalized Subsequent to Acquisition	228
Carrying Amount of Land	1,153
Carrying Amount of Buildings and Improvements	10,794
Accumulated Depreciation	2,797
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 1995
Medical Facility [Member] | Orange Village, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	7,419
Cost Capitalized Subsequent to Acquisition	296
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	7,715
Accumulated Depreciation	1,898
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 1985
Medical Facility [Member] | Oshkosh, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,339
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,339
Accumulated Depreciation	1,709
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2000
Medical Facility [Member] | Oshkosh Wi One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,338
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,881
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	15,881
Accumulated Depreciation	1,464
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2000
Medical Facility [Member] | Palm Springs, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	365
Initial Cost of Buildings & Improvements	12,396
Cost Capitalized Subsequent to Acquisition	1,366
Carrying Amount of Land	365
Carrying Amount of Buildings and Improvements	13,762
Accumulated Depreciation	2,988
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1998
Medical Facility [Member] | Palm Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,666
Initial Cost of Land	739
Initial Cost of Buildings & Improvements	4,066
Cost Capitalized Subsequent to Acquisition	72
Carrying Amount of Land	739
Carrying Amount of Buildings and Improvements	4,137
Accumulated Depreciation	1,047
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1993
Medical Facility [Member] | Palm Springs Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,182
Initial Cost of Buildings & Improvements	7,765
Cost Capitalized Subsequent to Acquisition	196
Carrying Amount of Land	1,182
Carrying Amount of Buildings and Improvements	7,961
Accumulated Depreciation	1,951
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1997
Medical Facility [Member] | Pearland, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	781
Initial Cost of Buildings & Improvements	5,517
Cost Capitalized Subsequent to Acquisition	132
Carrying Amount of Land	781
Carrying Amount of Buildings and Improvements	5,648
Accumulated Depreciation	1,322
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2000
Medical Facility [Member] | Pearland Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,005
Initial Cost of Land	948
Initial Cost of Buildings & Improvements	4,556
Cost Capitalized Subsequent to Acquisition	115
Carrying Amount of Land	948
Carrying Amount of Buildings and Improvements	4,671
Accumulated Depreciation	1,084
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2002
Medical Facility [Member] | Phoenix, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	27,902
Initial Cost of Land	1,149
Initial Cost of Buildings & Improvements	48,018
Cost Capitalized Subsequent to Acquisition	10,952
Carrying Amount of Land	1,149
Carrying Amount of Buildings and Improvements	58,971
Accumulated Depreciation	11,468
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1998
Medical Facility [Member] | Pineville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	961
Initial Cost of Buildings & Improvements	6,974
Cost Capitalized Subsequent to Acquisition	2,107
Carrying Amount of Land	1,077
Carrying Amount of Buildings and Improvements	8,965
Accumulated Depreciation	1,928
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1988
Medical Facility [Member] | Plantation, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,428
Initial Cost of Land	8,563
Initial Cost of Buildings & Improvements	10,666
Cost Capitalized Subsequent to Acquisition	2,378
Carrying Amount of Land	8,575
Carrying Amount of Buildings and Improvements	13,033
Accumulated Depreciation	3,839
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1997
Medical Facility [Member] | Plantation Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,765
Initial Cost of Land	8,848
Initial Cost of Buildings & Improvements	9,262
Cost Capitalized Subsequent to Acquisition	249
Carrying Amount of Land	8,896
Carrying Amount of Buildings and Improvements	9,462
Accumulated Depreciation	4,775
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1996
Medical Facility [Member] | Plano, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,423
Initial Cost of Buildings & Improvements	20,752
Cost Capitalized Subsequent to Acquisition	56
Carrying Amount of Land	5,423
Carrying Amount of Buildings and Improvements	20,807
Accumulated Depreciation	5,855
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2007
Medical Facility [Member] | Plymouth, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,370
Initial Cost of Land	1,250
Initial Cost of Buildings & Improvements	1,870
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,250
Carrying Amount of Buildings and Improvements	1,870
Accumulated Depreciation	214
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1991
Medical Facility [Member] | Palmer, AK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,237
Initial Cost of Land	217
Initial Cost of Buildings & Improvements	29,705
Cost Capitalized Subsequent to Acquisition	745
Carrying Amount of Land	217
Carrying Amount of Buildings and Improvements	30,450
Accumulated Depreciation	5,671
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2006
Medical Facility [Member] | Sacramento, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	866
Initial Cost of Buildings & Improvements	12,756
Cost Capitalized Subsequent to Acquisition	913
Carrying Amount of Land	866
Carrying Amount of Buildings and Improvements	13,668
Accumulated Depreciation	2,764
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1990
Medical Facility [Member] | San Antonio Tx One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,050
Initial Cost of Buildings & Improvements	16,251
Cost Capitalized Subsequent to Acquisition	2,307
Carrying Amount of Land	2,050
Carrying Amount of Buildings and Improvements	18,559
Accumulated Depreciation	5,471
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1999
Medical Facility [Member] | San Antonio Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	17,303
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	17,303
Accumulated Depreciation	3,735
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2007
Medical Facility [Member] | San Bernardino, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,700
Initial Cost of Buildings & Improvements	14,300
Cost Capitalized Subsequent to Acquisition	687
Carrying Amount of Land	3,700
Carrying Amount of Buildings and Improvements	14,987
Accumulated Depreciation	1,617
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 1993
Medical Facility [Member] | San Diego, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,003
Cost Capitalized Subsequent to Acquisition	1,845
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	23,848
Accumulated Depreciation	2,491
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 1992
Medical Facility [Member] | Sarasota, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,360
Initial Cost of Buildings & Improvements	19,140
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,360
Carrying Amount of Buildings and Improvements	19,140
Accumulated Depreciation	670
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2006
Medical Facility [Member] | Seattle, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,410
Initial Cost of Buildings & Improvements	35,787
Cost Capitalized Subsequent to Acquisition	2,055
Carrying Amount of Land	4,410
Carrying Amount of Buildings and Improvements	37,843
Accumulated Depreciation	3,140
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2010
Medical Facility [Member] | Shakopee, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,932
Initial Cost of Land	420
Initial Cost of Buildings & Improvements	11,360
Cost Capitalized Subsequent to Acquisition	8
Carrying Amount of Land	420
Carrying Amount of Buildings and Improvements	11,368
Accumulated Depreciation	1,112
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1996
Medical Facility [Member] | Shakopee Mn One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,743
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	18,089
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	18,089
Accumulated Depreciation	1,252
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2007
Medical Facility [Member] | Sheboygan, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,892
Initial Cost of Land	1,012
Initial Cost of Buildings & Improvements	2,216
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,012
Carrying Amount of Buildings and Improvements	2,216
Accumulated Depreciation	256
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1958
Medical Facility [Member] | Somerville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,400
Initial Cost of Buildings & Improvements	22,244
Cost Capitalized Subsequent to Acquisition	2
Carrying Amount of Land	3,400
Carrying Amount of Buildings and Improvements	22,246
Accumulated Depreciation	2,457
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2007
Medical Facility [Member] | St. Louis, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,281
Initial Cost of Land	336
Initial Cost of Buildings & Improvements	17,247
Cost Capitalized Subsequent to Acquisition	939
Carrying Amount of Land	336
Carrying Amount of Buildings and Improvements	18,186
Accumulated Depreciation	3,851
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2001
Medical Facility [Member] | Suffolk, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,530
Initial Cost of Buildings & Improvements	10,979
Cost Capitalized Subsequent to Acquisition	540
Carrying Amount of Land	1,538
Carrying Amount of Buildings and Improvements	11,511
Accumulated Depreciation	1,748
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2007
Medical Facility [Member] | Summit, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,899
Initial Cost of Buildings & Improvements	87,666
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,899
Carrying Amount of Buildings and Improvements	87,666
Accumulated Depreciation	11,954
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2009
Medical Facility [Member] | Sewell, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	53,360
Cost Capitalized Subsequent to Acquisition	4,355
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	57,715
Accumulated Depreciation	8,221
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2009
Medical Facility [Member] | Stafford, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,260
Cost Capitalized Subsequent to Acquisition	313
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,573
Accumulated Depreciation	1,323
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2009
Medical Facility [Member] | Tucson, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,302
Initial Cost of Buildings & Improvements	4,925
Cost Capitalized Subsequent to Acquisition	662
Carrying Amount of Land	1,302
Carrying Amount of Buildings and Improvements	5,587
Accumulated Depreciation	1,377
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 1995
Medical Facility [Member] | Tallahassee, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	14,719
Cost Capitalized Subsequent to Acquisition	2,730
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	17,449
Accumulated Depreciation	1,295
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2011
Medical Facility [Member] | Tomball, Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,404
Initial Cost of Buildings & Improvements	5,071
Cost Capitalized Subsequent to Acquisition	880
Carrying Amount of Land	1,404
Carrying Amount of Buildings and Improvements	5,951
Accumulated Depreciation	1,721
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1982
Medical Facility [Member] | Tulsa, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,003
Initial Cost of Buildings & Improvements	6,025
Cost Capitalized Subsequent to Acquisition	20
Carrying Amount of Land	3,003
Carrying Amount of Buildings and Improvements	6,045
Accumulated Depreciation	1,955
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1992
Medical Facility [Member] | Van Nuys, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	36,187
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	36,187
Accumulated Depreciation	3,281
Year Acquired	Jan 1, 2009
Year Built	Jan 1, 1991
Medical Facility [Member] | Pewaukee, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,700
Initial Cost of Buildings & Improvements	20,669
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,700
Carrying Amount of Buildings and Improvements	20,669
Accumulated Depreciation	3,825
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2007
Medical Facility [Member] | Webster, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	5,940
Cost Capitalized Subsequent to Acquisition	8,178
Carrying Amount of Land	2,418
Carrying Amount of Buildings and Improvements	12,060
Accumulated Depreciation	3,056
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1991
Medical Facility [Member] | Wellington, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,071
Initial Cost of Land	388
Initial Cost of Buildings & Improvements	13,697
Cost Capitalized Subsequent to Acquisition	144
Carrying Amount of Land	388
Carrying Amount of Buildings and Improvements	13,841
Accumulated Depreciation	2,668
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2003
Medical Facility [Member] | Wellington Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,768
Initial Cost of Land	107
Initial Cost of Buildings & Improvements	16,933
Cost Capitalized Subsequent to Acquisition	381
Carrying Amount of Land	107
Carrying Amount of Buildings and Improvements	17,314
Accumulated Depreciation	3,181
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2000
Medical Facility [Member] | West Palm Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,602
Initial Cost of Land	628
Initial Cost of Buildings & Improvements	14,740
Cost Capitalized Subsequent to Acquisition	121
Carrying Amount of Land	628
Carrying Amount of Buildings and Improvements	14,861
Accumulated Depreciation	3,332
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1993
Medical Facility [Member] | West Palm Beach Fl One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,092
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	14,618
Cost Capitalized Subsequent to Acquisition	116
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	14,734
Accumulated Depreciation	3,908
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1991
Medical Facility [Member] | West Allis, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,475
Initial Cost of Land	1,106
Initial Cost of Buildings & Improvements	3,309
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,106
Carrying Amount of Buildings and Improvements	3,309
Accumulated Depreciation	456
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1961
Medical Facility [Member] | West Seneca, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,051
Initial Cost of Land	917
Initial Cost of Buildings & Improvements	22,435
Cost Capitalized Subsequent to Acquisition	1,759
Carrying Amount of Land	1,628
Carrying Amount of Buildings and Improvements	23,482
Accumulated Depreciation	4,871
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 1990
Medical Facility [Member] | Voorhees, NJ 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,404
Initial Cost of Buildings & Improvements	24,251
Cost Capitalized Subsequent to Acquisition	1,313
Carrying Amount of Land	6,422
Carrying Amount of Buildings and Improvements	25,546
Accumulated Depreciation	4,899
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1997
Medical Facility [Member] | Alpharetta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	233
Initial Cost of Buildings & Improvements	18,205
Cost Capitalized Subsequent to Acquisition	763
Carrying Amount of Land	773
Carrying Amount of Buildings and Improvements	18,428
Accumulated Depreciation	1,037
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1993
Medical Facility [Member] | Alpharetta, GA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	498
Initial Cost of Buildings & Improvements	32,729
Cost Capitalized Subsequent to Acquisition	2,654
Carrying Amount of Land	1,769
Carrying Amount of Buildings and Improvements	34,111
Accumulated Depreciation	3,088
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1999
Medical Facility [Member] | Alpharetta, GA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	417
Initial Cost of Buildings & Improvements	14,406
Cost Capitalized Subsequent to Acquisition	27
Carrying Amount of Land	476
Carrying Amount of Buildings and Improvements	14,375
Accumulated Depreciation	1,208
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2003
Medical Facility [Member] | Alpharetta, GA 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700
Initial Cost of Buildings & Improvements	162
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,862
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1900
Medical Facility [Member] | Alpharetta, GA 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	628
Initial Cost of Buildings & Improvements	16,063
Cost Capitalized Subsequent to Acquisition	1,114
Carrying Amount of Land	555
Carrying Amount of Buildings and Improvements	17,250
Accumulated Depreciation	1,157
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2007
Medical Facility [Member] | Boerne, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	50
Initial Cost of Buildings & Improvements	13,317
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	50
Carrying Amount of Buildings and Improvements	13,317
Accumulated Depreciation	870
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2007
Medical Facility [Member] | Burleson, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10
Initial Cost of Buildings & Improvements	11,619
Cost Capitalized Subsequent to Acquisition	220
Carrying Amount of Land	10
Carrying Amount of Buildings and Improvements	11,838
Accumulated Depreciation	871
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2007
Medical Facility [Member] | Carmel, IN 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,280
Initial Cost of Buildings & Improvements	18,820
Cost Capitalized Subsequent to Acquisition	132
Carrying Amount of Land	2,280
Carrying Amount of Buildings and Improvements	18,952
Accumulated Depreciation	1,810
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2005
Medical Facility [Member] | Carmel, IN 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,152
Initial Cost of Buildings & Improvements	18,591
Cost Capitalized Subsequent to Acquisition	2,837
Carrying Amount of Land	2,026
Carrying Amount of Buildings and Improvements	21,554
Accumulated Depreciation	2,171
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2007
Medical Facility [Member] | Dayton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	730
Initial Cost of Buildings & Improvements	6,515
Cost Capitalized Subsequent to Acquisition	145
Carrying Amount of Land	730
Carrying Amount of Buildings and Improvements	6,660
Accumulated Depreciation	548
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1988
Medical Facility [Member] | Deerfield Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,408
Initial Cost of Buildings & Improvements	7,482
Cost Capitalized Subsequent to Acquisition	187
Carrying Amount of Land	2,408
Carrying Amount of Buildings and Improvements	7,668
Accumulated Depreciation	727
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Medical Facility [Member] | Mechanicsburg, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	16,650
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	16,650
Accumulated Depreciation	608
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1971
Medical Facility [Member] | Merriam, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	176
Initial Cost of Buildings & Improvements	7,189
Cost Capitalized Subsequent to Acquisition	220
Carrying Amount of Land	176
Carrying Amount of Buildings and Improvements	7,409
Accumulated Depreciation	1,290
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1972
Medical Facility [Member] | Merriam, KS 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	81
Initial Cost of Buildings & Improvements	3,122
Cost Capitalized Subsequent to Acquisition	430
Carrying Amount of Land	81
Carrying Amount of Buildings and Improvements	3,553
Accumulated Depreciation	259
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1980
Medical Facility [Member] | Merriam, KS 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	336
Initial Cost of Buildings & Improvements	12,972
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	336
Carrying Amount of Buildings and Improvements	12,972
Accumulated Depreciation	1,658
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1977
Medical Facility [Member] | Merriam, KS 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,356
Initial Cost of Land	182
Initial Cost of Buildings & Improvements	7,393
Cost Capitalized Subsequent to Acquisition	93
Carrying Amount of Land	182
Carrying Amount of Buildings and Improvements	7,486
Accumulated Depreciation	978
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1985
Medical Facility [Member] | Portland, ME [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,697
Initial Cost of Land	655
Initial Cost of Buildings & Improvements	25,500
Cost Capitalized Subsequent to Acquisition	412
Carrying Amount of Land	655
Carrying Amount of Buildings and Improvements	25,912
Accumulated Depreciation	1,395
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2008
Medical Facility [Member] | Raleigh, NC 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,486
Initial Cost of Buildings & Improvements	11,200
Cost Capitalized Subsequent to Acquisition	1,762
Carrying Amount of Land	1,486
Carrying Amount of Buildings and Improvements	12,962
Accumulated Depreciation	1,064
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2007
Medical Facility [Member] | Rolla, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,931
Initial Cost of Buildings & Improvements	47,640
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,931
Carrying Amount of Buildings and Improvements	47,639
Accumulated Depreciation	1,984
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2009
Medical Facility [Member] | Roswell, NM [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,806
Initial Cost of Land	183
Initial Cost of Buildings & Improvements	5,851
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	183
Carrying Amount of Buildings and Improvements	5,851
Accumulated Depreciation	301
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2004
Medical Facility [Member] | Roswell, NM 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,078
Initial Cost of Land	883
Initial Cost of Buildings & Improvements	15,984
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	883
Carrying Amount of Buildings and Improvements	15,984
Accumulated Depreciation	680
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2006
Medical Facility [Member] | Roswell, NM 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	762
Initial Cost of Buildings & Improvements	17,171
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	762
Carrying Amount of Buildings and Improvements	17,171
Accumulated Depreciation	583
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2009
Medical Facility [Member] | Ruston, LA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	710
Initial Cost of Buildings & Improvements	9,790
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	710
Carrying Amount of Buildings and Improvements	9,790
Accumulated Depreciation	388
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1988
Medical Facility [Member] | St. Paul, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	26,105
Initial Cost of Land	2,681
Initial Cost of Buildings & Improvements	39,507
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,681
Carrying Amount of Buildings and Improvements	39,507
Accumulated Depreciation	2,594
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2007
Medical Facility [Member] | Suffern, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	622
Initial Cost of Buildings & Improvements	35,220
Cost Capitalized Subsequent to Acquisition	1,985
Carrying Amount of Land	622
Carrying Amount of Buildings and Improvements	37,204
Accumulated Depreciation	1,558
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2007
Medical Facility [Member] | Tampa, FL 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,319
Initial Cost of Buildings & Improvements	12,234
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,319
Carrying Amount of Buildings and Improvements	12,234
Accumulated Depreciation	536
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2003
Medical Facility [Member] | Virginia Beach, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	827
Initial Cost of Buildings & Improvements	18,289
Cost Capitalized Subsequent to Acquisition	237
Carrying Amount of Land	895
Carrying Amount of Buildings and Improvements	18,458
Accumulated Depreciation	1,647
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2007
Medical Facility [Member] | Zephyrhills, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,875
Initial Cost of Buildings & Improvements	23,907
Cost Capitalized Subsequent to Acquisition	3,331
Carrying Amount of Land	3,875
Carrying Amount of Buildings and Improvements	27,237
Accumulated Depreciation	1,273
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1974
Medical Facility [Member] | Birmingham, AL 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	124
Initial Cost of Buildings & Improvements	12,238
Cost Capitalized Subsequent to Acquisition	141
Carrying Amount of Land	124
Carrying Amount of Buildings and Improvements	12,379
Accumulated Depreciation	2,593
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1985
Medical Facility [Member] | Birmingham, AL 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	476
Initial Cost of Buildings & Improvements	18,994
Cost Capitalized Subsequent to Acquisition	196
Carrying Amount of Land	476
Carrying Amount of Buildings and Improvements	19,190
Accumulated Depreciation	3,744
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1989
Medical Facility [Member] | Bridgeton, MO 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,359
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	21,221
Cost Capitalized Subsequent to Acquisition	21
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	21,242
Accumulated Depreciation	2,190
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2006
Medical Facility [Member] | Clarkson Valley, MO 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	35,592
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	35,592
Accumulated Depreciation	3,782
Year Acquired	Jan 1, 2009
Year Built	Jan 1, 2010
Medical Facility [Member] | Fort Worth, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	13,615
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	13,615
Accumulated Depreciation	748
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2011
Medical Facility [Member] | Green Bay, WI 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,696
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,696
Accumulated Depreciation	1,529
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2002
Medical Facility [Member] | Lakeway, TX 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,801
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,801
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 1900
Medical Facility [Member] | Las Vegas, NV 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,319
Initial Cost of Buildings & Improvements	4,612
Cost Capitalized Subsequent to Acquisition	916
Carrying Amount of Land	2,319
Carrying Amount of Buildings and Improvements	5,527
Accumulated Depreciation	1,207
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 1991
Medical Facility [Member] | Las Vegas, NV 6 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,961
Initial Cost of Land	433
Initial Cost of Buildings & Improvements	6,921
Cost Capitalized Subsequent to Acquisition	202
Carrying Amount of Land	433
Carrying Amount of Buildings and Improvements	7,123
Accumulated Depreciation	1,570
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 1997
Medical Facility [Member] | Las Vegas, NV 8 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,127
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,127
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 1900
Medical Facility [Member] | Las Vegas, NV 9 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580
Initial Cost of Buildings & Improvements	23,420
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	580
Carrying Amount of Buildings and Improvements	23,420
Accumulated Depreciation	836
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2002
Medical Facility [Member] | Murrieta, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	46,520
Cost Capitalized Subsequent to Acquisition	484
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	47,004
Accumulated Depreciation	4,058
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2011
Medical Facility [Member] | Murrieta, CA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,800
Initial Cost of Buildings & Improvements	202,412
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,800
Carrying Amount of Buildings and Improvements	202,412
Accumulated Depreciation	8,393
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 2010
Medical Facility [Member] | Niagara Falls, NY 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	388
Initial Cost of Buildings & Improvements	7,870
Cost Capitalized Subsequent to Acquisition	47
Carrying Amount of Land	396
Carrying Amount of Buildings and Improvements	7,909
Accumulated Depreciation	1,517
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2004
Medical Facility [Member] | Oro Valley, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,011
Initial Cost of Land	89
Initial Cost of Buildings & Improvements	18,339
Cost Capitalized Subsequent to Acquisition	564
Carrying Amount of Land	89
Carrying Amount of Buildings and Improvements	18,902
Accumulated Depreciation	3,770
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2004
Medical Facility [Member] | Redmond, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,015
Initial Cost of Buildings & Improvements	26,697
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,015
Carrying Amount of Buildings and Improvements	26,697
Accumulated Depreciation	2,049
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2011
Medical Facility [Member] | Akron, OH 1350 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	821
Initial Cost of Buildings & Improvements	12,079
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	821
Carrying Amount of Buildings and Improvements	11,166
Accumulated Depreciation	914
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2010
Medical Facility [Member] | Allen, TX 1312 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,080
Initial Cost of Land	726
Initial Cost of Buildings & Improvements	14,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	726
Carrying Amount of Buildings and Improvements	11,583
Accumulated Depreciation	2,937
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2006
Medical Facility [Member] | Atlanta, GA 1327 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	17,993
Initial Cost of Land	1,945
Initial Cost of Buildings & Improvements	23,437
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,945
Carrying Amount of Buildings and Improvements	19,296
Accumulated Depreciation	4,141
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1984
Medical Facility [Member] | Atlanta, GA 1329 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	26,745
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	42,468
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	35,724
Accumulated Depreciation	6,744
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2006
Medical Facility [Member] | Boca Raton, FL 1320 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	31
Initial Cost of Buildings & Improvements	11,659
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	31
Carrying Amount of Buildings and Improvements	9,808
Accumulated Depreciation	1,851
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1993
Medical Facility [Member] | Columbia, MD 1364 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,258
Initial Cost of Buildings & Improvements	18,861
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,258
Carrying Amount of Buildings and Improvements	17,030
Accumulated Depreciation	1,831
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2002
Medical Facility [Member] | Columbus, OH 1353 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	415
Initial Cost of Buildings & Improvements	6,764
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	415
Carrying Amount of Buildings and Improvements	5,826
Accumulated Depreciation	938
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1994
Medical Facility [Member] | Dallas, TX 1313 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	28,450
Initial Cost of Land	462
Initial Cost of Buildings & Improvements	53,963
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	462
Carrying Amount of Buildings and Improvements	48,458
Accumulated Depreciation	5,505
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2004
Medical Facility [Member] | Fort Wayne, IN 1340 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,822
Initial Cost of Land	1,105
Initial Cost of Buildings & Improvements	22,836
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,105
Carrying Amount of Buildings and Improvements	19,929
Accumulated Depreciation	2,907
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2004
Medical Facility [Member] | Frisco, TX FRS3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	130
Initial Cost of Buildings & Improvements	16,445
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	130
Carrying Amount of Buildings and Improvements	16,445
Accumulated Depreciation	0
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2010
Medical Facility [Member] | Grand Prairie, TX 1339 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	981
Initial Cost of Buildings & Improvements	6,086
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	981
Carrying Amount of Buildings and Improvements	5,178
Accumulated Depreciation	908
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2009
Medical Facility [Member] | Greenwood, IN 1345 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,316
Initial Cost of Buildings & Improvements	26,384
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,316
Carrying Amount of Buildings and Improvements	22,549
Accumulated Depreciation	3,835
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2010
Medical Facility [Member] | High Point, NC 1352 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,595
Initial Cost of Buildings & Improvements	29,013
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,595
Carrying Amount of Buildings and Improvements	24,799
Accumulated Depreciation	4,214
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2010
Medical Facility [Member] | Houston, TX 1330 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,837
Initial Cost of Buildings & Improvements	32,986
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,837
Carrying Amount of Buildings and Improvements	27,105
Accumulated Depreciation	5,881
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2005
Medical Facility [Member] | Houston, TX 1342 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,688
Initial Cost of Buildings & Improvements	13,302
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,688
Carrying Amount of Buildings and Improvements	11,227
Accumulated Depreciation	2,075
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2007
Medical Facility [Member] | Houston, TX 1343 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	12,815
Initial Cost of Buildings & Improvements	44,717
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	12,815
Carrying Amount of Buildings and Improvements	36,284
Accumulated Depreciation	8,433
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1998
Medical Facility [Member] | Houston, TX 131601 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,000
Initial Cost of Land	378
Initial Cost of Buildings & Improvements	31,020
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	378
Carrying Amount of Buildings and Improvements	27,726
Accumulated Depreciation	3,294
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1981
Medical Facility [Member] | Houston, TX 131602 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	91
Initial Cost of Buildings & Improvements	11,136
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	91
Carrying Amount of Buildings and Improvements	9,676
Accumulated Depreciation	1,460
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1986
Medical Facility [Member] | Hudson, OH 1356 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,473
Initial Cost of Buildings & Improvements	13,622
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,473
Carrying Amount of Buildings and Improvements	12,157
Accumulated Depreciation	1,465
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2006
Medical Facility [Member] | Katy, TX 1341 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,099
Initial Cost of Buildings & Improvements	1,604
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,099
Carrying Amount of Buildings and Improvements	1,175
Accumulated Depreciation	429
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1986
Medical Facility [Member] | Lakewood, WA 1368 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,609
Initial Cost of Land	72
Initial Cost of Buildings & Improvements	15,958
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	72
Carrying Amount of Buildings and Improvements	14,892
Accumulated Depreciation	1,066
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2005
Medical Facility [Member] | Mesquite, TX 1355 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	496
Initial Cost of Buildings & Improvements	3,834
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	496
Carrying Amount of Buildings and Improvements	3,380
Accumulated Depreciation	454
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2012
Medical Facility [Member] | Monticello, MN 1367 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,522
Initial Cost of Land	61
Initial Cost of Buildings & Improvements	18,489
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	61
Carrying Amount of Buildings and Improvements	17,160
Accumulated Depreciation	1,329
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2008
Medical Facility [Member] | Plano, TX 1314 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	54,620
Initial Cost of Land	793
Initial Cost of Buildings & Improvements	82,722
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	793
Carrying Amount of Buildings and Improvements	72,116
Accumulated Depreciation	10,605
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2005
Medical Facility [Member] | Richmond, VA 1307 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,838
Initial Cost of Buildings & Improvements	26,305
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,838
Carrying Amount of Buildings and Improvements	22,790
Accumulated Depreciation	3,514
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2008
Medical Facility [Member] | Rockwall, TX 1315 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	132
Initial Cost of Buildings & Improvements	17,056
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	132
Carrying Amount of Buildings and Improvements	15,159
Accumulated Depreciation	1,897
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2008
Medical Facility [Member] | San Antonio, TX 1319 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,400
Initial Cost of Land	4,518
Initial Cost of Buildings & Improvements	29,905
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,518
Carrying Amount of Buildings and Improvements	26,378
Accumulated Depreciation	3,527
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1986
Medical Facility [Member] | Sarasota, FL 1289 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	62
Initial Cost of Buildings & Improvements	46,348
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	62
Carrying Amount of Buildings and Improvements	41,584
Accumulated Depreciation	4,764
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1990
Medical Facility [Member] | Southlake, TX 1317 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,680
Initial Cost of Land	592
Initial Cost of Buildings & Improvements	17,905
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	592
Carrying Amount of Buildings and Improvements	13,650
Accumulated Depreciation	4,255
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2004
Medical Facility [Member] | Southlake, TX 1318 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,518
Initial Cost of Land	698
Initial Cost of Buildings & Improvements	30,524
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	698
Carrying Amount of Buildings and Improvements	21,017
Accumulated Depreciation	9,507
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2004
Medical Facility [Member] | Sugar Land, TX 1363 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,905
Initial Cost of Land	3,513
Initial Cost of Buildings & Improvements	15,527
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,513
Carrying Amount of Buildings and Improvements	12,857
Accumulated Depreciation	2,670
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2005
Medical Facility [Member] | Tampa, FL 1328 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,210
Initial Cost of Buildings & Improvements	19,572
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,210
Carrying Amount of Buildings and Improvements	15,756
Accumulated Depreciation	3,816
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2006
Medical Facility [Member] | Tampa, FL 1346 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,208
Initial Cost of Buildings & Improvements	6,464
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,208
Carrying Amount of Buildings and Improvements	5,779
Accumulated Depreciation	685
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1985
Medical Facility [Member] | Westerville, OH 1354 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,122
Initial Cost of Buildings & Improvements	5,403
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,122
Carrying Amount of Buildings and Improvements	4,781
Accumulated Depreciation	623
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2001
Medical Facility [Member] | Harker Heights, TX 1335 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,907
Initial Cost of Buildings & Improvements	3,754
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,907
Carrying Amount of Buildings and Improvements	3,754
Accumulated Depreciation	0
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2012
Medical Facility [Member] | Moorestown, NJ 1296 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	52,645
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	50,772
Accumulated Depreciation	1,873
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2012
Medical Facility [Member] | Mount Vernon, IL 1288 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	25,163
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	24,771
Accumulated Depreciation	392
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2012
Medical Facility [Member] | Temple, TX 1305 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,900
Initial Cost of Buildings & Improvements	9,851
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,900
Carrying Amount of Buildings and Improvements	9,851
Accumulated Depreciation	0
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2012
Medical Facility [Member] | Voorhees, NJ 1255 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	96,006
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	95,259
Accumulated Depreciation	746
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2012
Seniors Housing Operating [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,369,526
Initial Cost of Land	388,015
Initial Cost of Buildings & Improvements	4,239,499
Cost Capitalized Subsequent to Acquisition	131,030
Carrying Amount of Land	394,065
Carrying Amount of Buildings and Improvements	4,364,478
Accumulated Depreciation	390,907
Seniors Housing Operating [Member] | Agawam, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,805
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	10,044
Cost Capitalized Subsequent to Acquisition	83
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	10,127
Accumulated Depreciation	1,119
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1996
Seniors Housing Operating [Member] | Albertville, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,066
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	6,203
Cost Capitalized Subsequent to Acquisition	158
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	6,361
Accumulated Depreciation	672
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Albuquerque, NM [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,657
Initial Cost of Land	1,270
Initial Cost of Buildings & Improvements	20,837
Cost Capitalized Subsequent to Acquisition	564
Carrying Amount of Land	1,272
Carrying Amount of Buildings and Improvements	21,399
Accumulated Depreciation	2,569
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1984
Seniors Housing Operating [Member] | Apple Valley, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,979
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	16,639
Cost Capitalized Subsequent to Acquisition	107
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	16,746
Accumulated Depreciation	2,083
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Atlanta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,791
Initial Cost of Land	2,058
Initial Cost of Buildings & Improvements	14,914
Cost Capitalized Subsequent to Acquisition	759
Carrying Amount of Land	2,059
Carrying Amount of Buildings and Improvements	15,672
Accumulated Depreciation	9,456
Year Acquired	Jan 1, 1997
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Austin, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,309
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	9,520
Cost Capitalized Subsequent to Acquisition	546
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	10,066
Accumulated Depreciation	3,817
Year Acquired	Jan 1, 1999
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Azusa, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	570
Initial Cost of Buildings & Improvements	3,141
Cost Capitalized Subsequent to Acquisition	6,049
Carrying Amount of Land	570
Carrying Amount of Buildings and Improvements	9,190
Accumulated Depreciation	1,549
Year Acquired	Jan 1, 1998
Year Built	Jan 1, 1953
Seniors Housing Operating [Member] | Bellingham, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,860
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	19,861
Cost Capitalized Subsequent to Acquisition	110
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	19,971
Accumulated Depreciation	2,350
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1996
Seniors Housing Operating [Member] | Brighton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,899
Initial Cost of Land	2,100
Initial Cost of Buildings & Improvements	14,616
Cost Capitalized Subsequent to Acquisition	95
Carrying Amount of Land	2,100
Carrying Amount of Buildings and Improvements	14,711
Accumulated Depreciation	1,736
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1995
Seniors Housing Operating [Member] | Cincinnati, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	109,388
Cost Capitalized Subsequent to Acquisition	2,602
Carrying Amount of Land	2,060
Carrying Amount of Buildings and Improvements	111,990
Accumulated Depreciation	7,006
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 2010
Seniors Housing Operating [Member] | Citrus Heights, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,189
Initial Cost of Land	2,300
Initial Cost of Buildings & Improvements	31,876
Cost Capitalized Subsequent to Acquisition	428
Carrying Amount of Land	2,300
Carrying Amount of Buildings and Improvements	32,304
Accumulated Depreciation	3,897
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1997
Seniors Housing Operating [Member] | Dallas, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,080
Initial Cost of Buildings & Improvements	9,655
Cost Capitalized Subsequent to Acquisition	116
Carrying Amount of Land	1,080
Carrying Amount of Buildings and Improvements	9,771
Accumulated Depreciation	891
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1997
Seniors Housing Operating [Member] | Davenport, IA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,403
Initial Cost of Buildings & Improvements	35,893
Cost Capitalized Subsequent to Acquisition	2,063
Carrying Amount of Land	1,403
Carrying Amount of Buildings and Improvements	37,956
Accumulated Depreciation	3,250
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2009
Seniors Housing Operating [Member] | Dublin, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,884
Initial Cost of Land	1,680
Initial Cost of Buildings & Improvements	43,423
Cost Capitalized Subsequent to Acquisition	941
Carrying Amount of Land	1,680
Carrying Amount of Buildings and Improvements	44,364
Accumulated Depreciation	4,501
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1990
Seniors Housing Operating [Member] | Encinitas, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	7,721
Cost Capitalized Subsequent to Acquisition	353
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	8,074
Accumulated Depreciation	2,882
Year Acquired	Jan 1, 2000
Year Built	Jan 1, 1988
Seniors Housing Operating [Member] | Florence, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,267
Initial Cost of Land	353
Initial Cost of Buildings & Improvements	13,049
Cost Capitalized Subsequent to Acquisition	165
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	13,217
Accumulated Depreciation	1,512
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Fremont, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,780
Initial Cost of Land	3,400
Initial Cost of Buildings & Improvements	25,300
Cost Capitalized Subsequent to Acquisition	1,649
Carrying Amount of Land	3,400
Carrying Amount of Buildings and Improvements	26,949
Accumulated Depreciation	5,010
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1987
Seniors Housing Operating [Member] | Gardnerville, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,783
Initial Cost of Land	1,143
Initial Cost of Buildings & Improvements	10,831
Cost Capitalized Subsequent to Acquisition	694
Carrying Amount of Land	1,144
Carrying Amount of Buildings and Improvements	11,524
Accumulated Depreciation	7,408
Year Acquired	Jan 1, 1998
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Gig Harbor, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,789
Initial Cost of Land	1,560
Initial Cost of Buildings & Improvements	15,947
Cost Capitalized Subsequent to Acquisition	71
Carrying Amount of Land	1,560
Carrying Amount of Buildings and Improvements	16,018
Accumulated Depreciation	1,843
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1994
Seniors Housing Operating [Member] | Gilroy, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	13,880
Cost Capitalized Subsequent to Acquisition	23,935
Carrying Amount of Land	1,520
Carrying Amount of Buildings and Improvements	37,055
Accumulated Depreciation	5,004
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2007
Seniors Housing Operating [Member] | Hamden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,963
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	24,093
Cost Capitalized Subsequent to Acquisition	203
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	24,296
Accumulated Depreciation	3,001
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Hemet Ca One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,550
Initial Cost of Land	1,890
Initial Cost of Buildings & Improvements	28,606
Cost Capitalized Subsequent to Acquisition	449
Carrying Amount of Land	1,890
Carrying Amount of Buildings and Improvements	29,055
Accumulated Depreciation	4,961
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1989
Seniors Housing Operating [Member] | Hemet Ca Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	9,630
Cost Capitalized Subsequent to Acquisition	716
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	10,346
Accumulated Depreciation	871
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1988
Seniors Housing Operating [Member] | Henderson, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	29,809
Cost Capitalized Subsequent to Acquisition	6
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	29,816
Accumulated Depreciation	1,722
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2009
Seniors Housing Operating [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,149
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	27,598
Cost Capitalized Subsequent to Acquisition	143
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	27,742
Accumulated Depreciation	2,609
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1995
Seniors Housing Operating [Member] | Irving, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,030
Initial Cost of Buildings & Improvements	6,823
Cost Capitalized Subsequent to Acquisition	638
Carrying Amount of Land	1,030
Carrying Amount of Buildings and Improvements	7,461
Accumulated Depreciation	919
Year Acquired	Jan 1, 2007
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Kansas City, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,745
Initial Cost of Land	1,820
Initial Cost of Buildings & Improvements	34,898
Cost Capitalized Subsequent to Acquisition	1,473
Carrying Amount of Land	1,836
Carrying Amount of Buildings and Improvements	36,355
Accumulated Depreciation	4,077
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1980
Seniors Housing Operating [Member] | Kansas City Mo One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,030
Initial Cost of Land	1,930
Initial Cost of Buildings & Improvements	39,997
Cost Capitalized Subsequent to Acquisition	509
Carrying Amount of Land	1,943
Carrying Amount of Buildings and Improvements	40,493
Accumulated Depreciation	5,402
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1986
Seniors Housing Operating [Member] | Kennewick, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,866
Initial Cost of Land	1,820
Initial Cost of Buildings & Improvements	27,991
Cost Capitalized Subsequent to Acquisition	235
Carrying Amount of Land	1,820
Carrying Amount of Buildings and Improvements	28,226
Accumulated Depreciation	4,318
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1994
Seniors Housing Operating [Member] | Kirkland, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	24,600
Initial Cost of Land	3,450
Initial Cost of Buildings & Improvements	38,709
Cost Capitalized Subsequent to Acquisition	15
Carrying Amount of Land	3,450
Carrying Amount of Buildings and Improvements	38,723
Accumulated Depreciation	2,570
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2009
Seniors Housing Operating [Member] | Lancaster, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,240
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	15,295
Cost Capitalized Subsequent to Acquisition	106
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	15,401
Accumulated Depreciation	2,075
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Loma Linda, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	67,816
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	114,438
Cost Capitalized Subsequent to Acquisition	153
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	114,591
Accumulated Depreciation	8,162
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2009
Seniors Housing Operating [Member] | Los Angeles, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,430
Cost Capitalized Subsequent to Acquisition	494
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,924
Accumulated Depreciation	962
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 1971
Seniors Housing Operating [Member] | Manteca, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,279
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	12,125
Cost Capitalized Subsequent to Acquisition	1,423
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	13,548
Accumulated Depreciation	2,608
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1986
Seniors Housing Operating [Member] | Marysville, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,652
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	4,780
Cost Capitalized Subsequent to Acquisition	302
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	5,082
Accumulated Depreciation	1,242
Year Acquired	Jan 1, 2003
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Mesa, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,201
Initial Cost of Land	950
Initial Cost of Buildings & Improvements	9,087
Cost Capitalized Subsequent to Acquisition	576
Carrying Amount of Land	950
Carrying Amount of Buildings and Improvements	9,663
Accumulated Depreciation	3,228
Year Acquired	Jan 1, 1999
Year Built	Jan 1, 2000
Seniors Housing Operating [Member] | Mill Creek, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	29,622
Initial Cost of Land	10,150
Initial Cost of Buildings & Improvements	60,274
Cost Capitalized Subsequent to Acquisition	419
Carrying Amount of Land	10,150
Carrying Amount of Buildings and Improvements	60,693
Accumulated Depreciation	9,422
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Monroe, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,791
Initial Cost of Land	2,560
Initial Cost of Buildings & Improvements	34,460
Cost Capitalized Subsequent to Acquisition	243
Carrying Amount of Land	2,560
Carrying Amount of Buildings and Improvements	34,703
Accumulated Depreciation	4,098
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1994
Seniors Housing Operating [Member] | Naples, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,716
Initial Cost of Buildings & Improvements	17,306
Cost Capitalized Subsequent to Acquisition	1,647
Carrying Amount of Land	1,716
Carrying Amount of Buildings and Improvements	18,953
Accumulated Depreciation	14,963
Year Acquired	Jan 1, 1997
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Olympia, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,026
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	16,689
Cost Capitalized Subsequent to Acquisition	195
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	16,884
Accumulated Depreciation	1,976
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1995
Seniors Housing Operating [Member] | Plano, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,286
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	8,538
Cost Capitalized Subsequent to Acquisition	154
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	8,691
Accumulated Depreciation	989
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1996
Seniors Housing Operating [Member] | Puyallup, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,586
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	20,776
Cost Capitalized Subsequent to Acquisition	241
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	21,017
Accumulated Depreciation	2,616
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1985
Seniors Housing Operating [Member] | Quincy, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,585
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	12,584
Cost Capitalized Subsequent to Acquisition	162
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	12,746
Accumulated Depreciation	1,480
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Rocky Hill, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,811
Initial Cost of Land	810
Initial Cost of Buildings & Improvements	16,351
Cost Capitalized Subsequent to Acquisition	147
Carrying Amount of Land	810
Carrying Amount of Buildings and Improvements	16,498
Accumulated Depreciation	1,638
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2000
Seniors Housing Operating [Member] | Rohnert Park, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,912
Initial Cost of Land	6,500
Initial Cost of Buildings & Improvements	18,700
Cost Capitalized Subsequent to Acquisition	1,519
Carrying Amount of Land	6,500
Carrying Amount of Buildings and Improvements	20,219
Accumulated Depreciation	3,798
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1986
Seniors Housing Operating [Member] | Romeoville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	854
Initial Cost of Buildings & Improvements	12,646
Cost Capitalized Subsequent to Acquisition	58,559
Carrying Amount of Land	6,114
Carrying Amount of Buildings and Improvements	65,945
Accumulated Depreciation	5,084
Year Acquired	Jan 1, 2006
Year Built	Jan 1, 2010
Seniors Housing Operating [Member] | Roswell, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,000
Initial Cost of Land	1,107
Initial Cost of Buildings & Improvements	9,627
Cost Capitalized Subsequent to Acquisition	498
Carrying Amount of Land	1,107
Carrying Amount of Buildings and Improvements	10,125
Accumulated Depreciation	6,606
Year Acquired	Jan 1, 1997
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Sacramento, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,456
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	14,781
Cost Capitalized Subsequent to Acquisition	112
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	14,893
Accumulated Depreciation	1,842
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1978
Seniors Housing Operating [Member] | San Diego, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,200
Initial Cost of Buildings & Improvements	30,707
Cost Capitalized Subsequent to Acquisition	4
Carrying Amount of Land	4,200
Carrying Amount of Buildings and Improvements	30,711
Accumulated Depreciation	865
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2011
Seniors Housing Operating [Member] | San Juan Capistrano, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,390
Initial Cost of Buildings & Improvements	6,942
Cost Capitalized Subsequent to Acquisition	136
Carrying Amount of Land	1,390
Carrying Amount of Buildings and Improvements	7,078
Accumulated Depreciation	2,276
Year Acquired	Jan 1, 2000
Year Built	Jan 1, 2001
Seniors Housing Operating [Member] | San Ramon, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,371
Initial Cost of Land	2,430
Initial Cost of Buildings & Improvements	17,488
Cost Capitalized Subsequent to Acquisition	68
Carrying Amount of Land	2,430
Carrying Amount of Buildings and Improvements	17,556
Accumulated Depreciation	2,060
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1989
Seniors Housing Operating [Member] | Scottsdale, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,500
Initial Cost of Buildings & Improvements	3,890
Cost Capitalized Subsequent to Acquisition	853
Carrying Amount of Land	2,500
Carrying Amount of Buildings and Improvements	4,743
Accumulated Depreciation	572
Year Acquired	Jan 1, 2008
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Seattle, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,758
Initial Cost of Land	5,190
Initial Cost of Buildings & Improvements	9,350
Cost Capitalized Subsequent to Acquisition	374
Carrying Amount of Land	5,190
Carrying Amount of Buildings and Improvements	9,724
Accumulated Depreciation	2,134
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1962
Seniors Housing Operating [Member] | Seattle Wa One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,575
Initial Cost of Land	3,420
Initial Cost of Buildings & Improvements	15,555
Cost Capitalized Subsequent to Acquisition	64
Carrying Amount of Land	3,420
Carrying Amount of Buildings and Improvements	15,619
Accumulated Depreciation	2,161
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2000
Seniors Housing Operating [Member] | Seattle Wa Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,263
Initial Cost of Land	2,630
Initial Cost of Buildings & Improvements	10,257
Cost Capitalized Subsequent to Acquisition	41
Carrying Amount of Land	2,630
Carrying Amount of Buildings and Improvements	10,298
Accumulated Depreciation	1,515
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2003
Seniors Housing Operating [Member] | Seattle Wa Three [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	28,965
Initial Cost of Land	10,670
Initial Cost of Buildings & Improvements	37,291
Cost Capitalized Subsequent to Acquisition	143
Carrying Amount of Land	10,670
Carrying Amount of Buildings and Improvements	37,434
Accumulated Depreciation	6,455
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2005
Seniors Housing Operating [Member] | Sonoma, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,082
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	18,400
Cost Capitalized Subsequent to Acquisition	1,318
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	19,718
Accumulated Depreciation	3,657
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1988
Seniors Housing Operating [Member] | Stanwood, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,922
Initial Cost of Land	2,260
Initial Cost of Buildings & Improvements	28,474
Cost Capitalized Subsequent to Acquisition	264
Carrying Amount of Land	2,260
Carrying Amount of Buildings and Improvements	28,738
Accumulated Depreciation	3,681
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Stockton, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,009
Initial Cost of Land	2,280
Initial Cost of Buildings & Improvements	5,983
Cost Capitalized Subsequent to Acquisition	149
Carrying Amount of Land	2,280
Carrying Amount of Buildings and Improvements	6,132
Accumulated Depreciation	930
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1988
Seniors Housing Operating [Member] | Toledo, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,352
Initial Cost of Land	2,040
Initial Cost of Buildings & Improvements	47,129
Cost Capitalized Subsequent to Acquisition	428
Carrying Amount of Land	2,040
Carrying Amount of Buildings and Improvements	47,557
Accumulated Depreciation	6,818
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1985
Seniors Housing Operating [Member] | Tulsa Ok One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,367
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	21,285
Cost Capitalized Subsequent to Acquisition	293
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	21,578
Accumulated Depreciation	2,709
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1986
Seniors Housing Operating [Member] | Tulsa Ok Two [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,321
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	20,861
Cost Capitalized Subsequent to Acquisition	255
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	21,116
Accumulated Depreciation	2,959
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1984
Seniors Housing Operating [Member] | Vacaville, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,306
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	17,100
Cost Capitalized Subsequent to Acquisition	1,335
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	18,435
Accumulated Depreciation	3,481
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1987
Seniors Housing Operating [Member] | Vallejo, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,322
Initial Cost of Land	4,000
Initial Cost of Buildings & Improvements	18,000
Cost Capitalized Subsequent to Acquisition	1,786
Carrying Amount of Land	4,000
Carrying Amount of Buildings and Improvements	19,786
Accumulated Depreciation	3,674
Year Acquired	Jan 1, 2005
Year Built	Jan 1, 1989
Seniors Housing Operating [Member] | Vallejo Ca One [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,550
Initial Cost of Land	2,330
Initial Cost of Buildings & Improvements	15,407
Cost Capitalized Subsequent to Acquisition	95
Carrying Amount of Land	2,330
Carrying Amount of Buildings and Improvements	15,502
Accumulated Depreciation	2,153
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1990
Seniors Housing Operating [Member] | Vancouver, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,011
Initial Cost of Land	1,820
Initial Cost of Buildings & Improvements	19,042
Cost Capitalized Subsequent to Acquisition	107
Carrying Amount of Land	1,820
Carrying Amount of Buildings and Improvements	19,149
Accumulated Depreciation	2,425
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 2006
Seniors Housing Operating [Member] | Waterbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	25,629
Initial Cost of Land	2,460
Initial Cost of Buildings & Improvements	39,547
Cost Capitalized Subsequent to Acquisition	368
Carrying Amount of Land	2,460
Carrying Amount of Buildings and Improvements	39,915
Accumulated Depreciation	6,036
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Whittier, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,605
Initial Cost of Land	4,470
Initial Cost of Buildings & Improvements	22,151
Cost Capitalized Subsequent to Acquisition	277
Carrying Amount of Land	4,470
Carrying Amount of Buildings and Improvements	22,428
Accumulated Depreciation	4,200
Year Acquired	Jan 1, 2010
Year Built	Jan 1, 1988
Seniors Housing Operating [Member] | Worcester, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,500
Initial Cost of Land	1,140
Initial Cost of Buildings & Improvements	21,664
Cost Capitalized Subsequent to Acquisition	235
Carrying Amount of Land	1,140
Carrying Amount of Buildings and Improvements	21,899
Accumulated Depreciation	2,145
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | North Andover, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	23,530
Initial Cost of Land	1,960
Initial Cost of Buildings & Improvements	34,976
Cost Capitalized Subsequent to Acquisition	209
Carrying Amount of Land	1,960
Carrying Amount of Buildings and Improvements	35,185
Accumulated Depreciation	3,882
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1995
Seniors Housing Operating [Member] | Alhambra, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,012
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	6,305
Cost Capitalized Subsequent to Acquisition	52
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	6,357
Accumulated Depreciation	554
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1923
Seniors Housing Operating [Member] | Avon, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,033
Initial Cost of Land	1,550
Initial Cost of Buildings & Improvements	30,571
Cost Capitalized Subsequent to Acquisition	159
Carrying Amount of Land	1,550
Carrying Amount of Buildings and Improvements	30,731
Accumulated Depreciation	4,460
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Belmont, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,000
Initial Cost of Buildings & Improvements	23,526
Cost Capitalized Subsequent to Acquisition	246
Carrying Amount of Land	3,000
Carrying Amount of Buildings and Improvements	23,771
Accumulated Depreciation	2,651
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1971
Seniors Housing Operating [Member] | Brookfield, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,414
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	30,180
Cost Capitalized Subsequent to Acquisition	172
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	30,352
Accumulated Depreciation	3,650
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Cardiff by Sea, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	41,836
Initial Cost of Land	5,880
Initial Cost of Buildings & Improvements	64,711
Cost Capitalized Subsequent to Acquisition	66
Carrying Amount of Land	5,880
Carrying Amount of Buildings and Improvements	64,777
Accumulated Depreciation	4,842
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2009
Seniors Housing Operating [Member] | North Chelmsford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,401
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	18,478
Cost Capitalized Subsequent to Acquisition	199
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	18,677
Accumulated Depreciation	1,617
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Concord, NH 5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,055
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	21,164
Cost Capitalized Subsequent to Acquisition	138
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	21,302
Accumulated Depreciation	1,732
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Seniors Housing Operating [Member] | Costa Mesa, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,050
Initial Cost of Buildings & Improvements	19,969
Cost Capitalized Subsequent to Acquisition	45
Carrying Amount of Land	2,050
Carrying Amount of Buildings and Improvements	20,014
Accumulated Depreciation	2,257
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1965
Seniors Housing Operating [Member] | Centerville, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	27,357
Cost Capitalized Subsequent to Acquisition	189
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	27,546
Accumulated Depreciation	2,403
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Danvers, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,857
Initial Cost of Land	1,120
Initial Cost of Buildings & Improvements	14,557
Cost Capitalized Subsequent to Acquisition	121
Carrying Amount of Land	1,120
Carrying Amount of Buildings and Improvements	14,677
Accumulated Depreciation	1,410
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2000
Seniors Housing Operating [Member] | Escondido, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,182
Initial Cost of Land	1,520
Initial Cost of Buildings & Improvements	24,024
Cost Capitalized Subsequent to Acquisition	106
Carrying Amount of Land	1,520
Carrying Amount of Buildings and Improvements	24,131
Accumulated Depreciation	2,677
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1987
Seniors Housing Operating [Member] | East Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	23,721
Initial Cost of Land	2,660
Initial Cost of Buildings & Improvements	35,533
Cost Capitalized Subsequent to Acquisition	426
Carrying Amount of Land	2,660
Carrying Amount of Buildings and Improvements	35,959
Accumulated Depreciation	5,310
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2000
Seniors Housing Operating [Member] | Kingwood, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,258
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	9,777
Cost Capitalized Subsequent to Acquisition	79
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	9,856
Accumulated Depreciation	914
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Mansfield, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	29,381
Initial Cost of Land	3,320
Initial Cost of Buildings & Improvements	57,011
Cost Capitalized Subsequent to Acquisition	479
Carrying Amount of Land	3,320
Carrying Amount of Buildings and Improvements	57,490
Accumulated Depreciation	6,447
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Meriden, CT 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,730
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	14,874
Cost Capitalized Subsequent to Acquisition	236
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	15,110
Accumulated Depreciation	2,667
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Seniors Housing Operating [Member] | Milford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,956
Initial Cost of Land	3,210
Initial Cost of Buildings & Improvements	17,364
Cost Capitalized Subsequent to Acquisition	253
Carrying Amount of Land	3,210
Carrying Amount of Buildings and Improvements	17,617
Accumulated Depreciation	2,361
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Middletown, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,026
Initial Cost of Land	1,430
Initial Cost of Buildings & Improvements	24,242
Cost Capitalized Subsequent to Acquisition	190
Carrying Amount of Land	1,430
Carrying Amount of Buildings and Improvements	24,432
Accumulated Depreciation	3,227
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Middletown, RI 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	17,044
Initial Cost of Land	2,480
Initial Cost of Buildings & Improvements	24,628
Cost Capitalized Subsequent to Acquisition	325
Carrying Amount of Land	2,480
Carrying Amount of Buildings and Improvements	24,953
Accumulated Depreciation	3,143
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Mystic, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,956
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	18,274
Cost Capitalized Subsequent to Acquisition	213
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	18,487
Accumulated Depreciation	1,928
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Seniors Housing Operating [Member] | Newton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	29,000
Initial Cost of Land	2,250
Initial Cost of Buildings & Improvements	43,614
Cost Capitalized Subsequent to Acquisition	116
Carrying Amount of Land	2,250
Carrying Amount of Buildings and Improvements	43,730
Accumulated Depreciation	4,354
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1996
Seniors Housing Operating [Member] | Newton, MA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,745
Initial Cost of Land	2,500
Initial Cost of Buildings & Improvements	30,681
Cost Capitalized Subsequent to Acquisition	1,058
Carrying Amount of Land	2,500
Carrying Amount of Buildings and Improvements	31,739
Accumulated Depreciation	3,633
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1996
Seniors Housing Operating [Member] | Newton, MA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,360
Initial Cost of Buildings & Improvements	25,099
Cost Capitalized Subsequent to Acquisition	195
Carrying Amount of Land	3,360
Carrying Amount of Buildings and Improvements	25,294
Accumulated Depreciation	3,272
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1994
Seniors Housing Operating [Member] | Niantic, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,320
Initial Cost of Buildings & Improvements	25,986
Cost Capitalized Subsequent to Acquisition	241
Carrying Amount of Land	1,320
Carrying Amount of Buildings and Improvements	26,227
Accumulated Depreciation	2,319
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Seniors Housing Operating [Member] | Oceanside, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,173
Initial Cost of Land	2,160
Initial Cost of Buildings & Improvements	18,352
Cost Capitalized Subsequent to Acquisition	106
Carrying Amount of Land	2,160
Carrying Amount of Buildings and Improvements	18,458
Accumulated Depreciation	1,777
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2005
Seniors Housing Operating [Member] | Providence, RI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,600
Initial Cost of Buildings & Improvements	27,546
Cost Capitalized Subsequent to Acquisition	485
Carrying Amount of Land	2,600
Carrying Amount of Buildings and Improvements	28,031
Accumulated Depreciation	4,658
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Redondo Beach, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,873
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	9,557
Cost Capitalized Subsequent to Acquisition	1
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	9,558
Accumulated Depreciation	1,531
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1957
Seniors Housing Operating [Member] | Renton, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,620
Initial Cost of Land	3,080
Initial Cost of Buildings & Improvements	51,824
Cost Capitalized Subsequent to Acquisition	34
Carrying Amount of Land	3,080
Carrying Amount of Buildings and Improvements	51,858
Accumulated Depreciation	3,327
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2007
Seniors Housing Operating [Member] | Salem, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	21,686
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	32,721
Cost Capitalized Subsequent to Acquisition	159
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	32,880
Accumulated Depreciation	2,942
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2000
Seniors Housing Operating [Member] | Shelburne, VT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,605
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	31,041
Cost Capitalized Subsequent to Acquisition	145
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	31,187
Accumulated Depreciation	2,534
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1988
Seniors Housing Operating [Member] | Salt Lake City, UT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	19,691
Cost Capitalized Subsequent to Acquisition	115
Carrying Amount of Land	1,360
Carrying Amount of Buildings and Improvements	19,805
Accumulated Depreciation	3,288
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1986
Seniors Housing Operating [Member] | San Jose, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	35,098
Cost Capitalized Subsequent to Acquisition	21
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	35,119
Accumulated Depreciation	2,598
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2009
Seniors Housing Operating [Member] | Santa Maria, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,050
Initial Cost of Buildings & Improvements	50,658
Cost Capitalized Subsequent to Acquisition	217
Carrying Amount of Land	6,050
Carrying Amount of Buildings and Improvements	50,875
Accumulated Depreciation	3,681
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2001
Seniors Housing Operating [Member] | Sugar Land, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,775
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	31,423
Cost Capitalized Subsequent to Acquisition	1,002
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	32,425
Accumulated Depreciation	3,340
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1996
Seniors Housing Operating [Member] | South Windsor, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,000
Initial Cost of Buildings & Improvements	29,295
Cost Capitalized Subsequent to Acquisition	395
Carrying Amount of Land	3,000
Carrying Amount of Buildings and Improvements	29,690
Accumulated Depreciation	4,022
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Tacoma, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,180
Initial Cost of Land	2,400
Initial Cost of Buildings & Improvements	35,053
Cost Capitalized Subsequent to Acquisition	59
Carrying Amount of Land	2,400
Carrying Amount of Buildings and Improvements	35,111
Accumulated Depreciation	2,251
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2008
Seniors Housing Operating [Member] | Trumbull, CT 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	25,566
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	37,685
Cost Capitalized Subsequent to Acquisition	129
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	37,814
Accumulated Depreciation	4,901
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Tustin, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,014
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	15,299
Cost Capitalized Subsequent to Acquisition	22
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	15,321
Accumulated Depreciation	1,289
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1965
Seniors Housing Operating [Member] | Warwick, RI 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,535
Initial Cost of Land	2,400
Initial Cost of Buildings & Improvements	24,635
Cost Capitalized Subsequent to Acquisition	343
Carrying Amount of Land	2,400
Carrying Amount of Buildings and Improvements	24,978
Accumulated Depreciation	4,046
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Woodlands, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,619
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	12,379
Cost Capitalized Subsequent to Acquisition	93
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	12,472
Accumulated Depreciation	1,170
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Wilbraham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,574
Initial Cost of Land	660
Initial Cost of Buildings & Improvements	17,639
Cost Capitalized Subsequent to Acquisition	146
Carrying Amount of Land	660
Carrying Amount of Buildings and Improvements	17,784
Accumulated Depreciation	1,769
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2000
Seniors Housing Operating [Member] | Woodbridge, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,349
Initial Cost of Land	1,370
Initial Cost of Buildings & Improvements	14,219
Cost Capitalized Subsequent to Acquisition	166
Carrying Amount of Land	1,370
Carrying Amount of Buildings and Improvements	14,385
Accumulated Depreciation	2,775
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Yarmouth, ME [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,061
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	27,711
Cost Capitalized Subsequent to Acquisition	200
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	27,911
Accumulated Depreciation	2,477
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Seattle, WA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	48,543
Initial Cost of Land	6,790
Initial Cost of Buildings & Improvements	85,369
Cost Capitalized Subsequent to Acquisition	261
Carrying Amount of Land	6,790
Carrying Amount of Buildings and Improvements	85,631
Accumulated Depreciation	5,152
Year Acquired	Jan 1, 2011
Year Built	Jan 1, 2009
Seniors Housing Operating [Member] | Altrincham, England HLB [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,578
Initial Cost of Buildings & Improvements	32,373
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,578
Carrying Amount of Buildings and Improvements	32,373
Accumulated Depreciation	625
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2009
Seniors Housing Operating [Member] | Arlington, TX ARL2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,542
Initial Cost of Land	1,660
Initial Cost of Buildings & Improvements	37,395
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,660
Carrying Amount of Buildings and Improvements	37,395
Accumulated Depreciation	214
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2000
Seniors Housing Operating [Member] | Bagshot, England BAG [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,537
Initial Cost of Buildings & Improvements	38,668
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,537
Carrying Amount of Buildings and Improvements	38,668
Accumulated Depreciation	784
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2009
Seniors Housing Operating [Member] | Banstead, England BST [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,781
Initial Cost of Buildings & Improvements	54,836
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,781
Carrying Amount of Buildings and Improvements	54,836
Accumulated Depreciation	0
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2005
Seniors Housing Operating [Member] | Buffalo Grove, IL BFG [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,850
Initial Cost of Buildings & Improvements	49,129
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,850
Carrying Amount of Buildings and Improvements	49,129
Accumulated Depreciation	261
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2003
Seniors Housing Operating [Member] | Burbank, CA BRB [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,940
Initial Cost of Buildings & Improvements	43,466
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,940
Carrying Amount of Buildings and Improvements	43,466
Accumulated Depreciation	263
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2002
Seniors Housing Operating [Member] | Carol Stream, IL CAO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,730
Initial Cost of Buildings & Improvements	55,048
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,730
Carrying Amount of Buildings and Improvements	55,048
Accumulated Depreciation	276
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2001
Seniors Housing Operating [Member] | Denver, CO DVR5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,910
Initial Cost of Buildings & Improvements	35,838
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,910
Carrying Amount of Buildings and Improvements	35,838
Accumulated Depreciation	196
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2007
Seniors Housing Operating [Member] | Denver, CO DVR4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,161
Initial Cost of Land	1,450
Initial Cost of Buildings & Improvements	19,389
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,450
Carrying Amount of Buildings and Improvements	19,389
Accumulated Depreciation	110
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1997
Seniors Housing Operating [Member] | Encino, CA ECN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,040
Initial Cost of Buildings & Improvements	46,255
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,040
Carrying Amount of Buildings and Improvements	46,255
Accumulated Depreciation	285
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2003
Seniors Housing Operating [Member] | Fort Worth, TX FWT3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,080
Initial Cost of Buildings & Improvements	27,888
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,080
Carrying Amount of Buildings and Improvements	27,888
Accumulated Depreciation	180
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2001
Seniors Housing Operating [Member] | Glenview, IL GLV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,090
Initial Cost of Buildings & Improvements	69,288
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,090
Carrying Amount of Buildings and Improvements	69,288
Accumulated Depreciation	362
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2001
Seniors Housing Operating [Member] | Houston, TX HOU10 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,830
Initial Cost of Buildings & Improvements	55,674
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,830
Carrying Amount of Buildings and Improvements	55,674
Accumulated Depreciation	3,560
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Houston, TX HOU11 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	18,509
Initial Cost of Land	1,040
Initial Cost of Buildings & Improvements	31,965
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,040
Carrying Amount of Buildings and Improvements	31,965
Accumulated Depreciation	225
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Kanata, ON KNA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,278
Initial Cost of Buildings & Improvements	41,881
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,278
Carrying Amount of Buildings and Improvements	41,881
Accumulated Depreciation	1,369
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2005
Seniors Housing Operating [Member] | Leawood, KS LEA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,383
Initial Cost of Land	2,490
Initial Cost of Buildings & Improvements	32,493
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,490
Carrying Amount of Buildings and Improvements	32,493
Accumulated Depreciation	198
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Los Angeles, CA LOA3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,540
Initial Cost of Buildings & Improvements	19,007
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,540
Carrying Amount of Buildings and Improvements	19,007
Accumulated Depreciation	132
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2001
Seniors Housing Operating [Member] | Louisville, KY LOU3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,420
Initial Cost of Buildings & Improvements	20,816
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,420
Carrying Amount of Buildings and Improvements	20,816
Accumulated Depreciation	138
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Memphis, TN MPS5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,800
Initial Cost of Buildings & Improvements	17,744
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,800
Carrying Amount of Buildings and Improvements	17,744
Accumulated Depreciation	1,544
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Minnetonka, MN MTK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,935
Initial Cost of Land	2,080
Initial Cost of Buildings & Improvements	24,360
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,080
Carrying Amount of Buildings and Improvements	24,360
Accumulated Depreciation	144
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Nashville, TN NSV5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,900
Initial Cost of Buildings & Improvements	35,788
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,900
Carrying Amount of Buildings and Improvements	35,788
Accumulated Depreciation	2,595
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Oak Park, IL OKP [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,250
Initial Cost of Buildings & Improvements	40,383
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,250
Carrying Amount of Buildings and Improvements	40,383
Accumulated Depreciation	212
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2004
Seniors Housing Operating [Member] | Overland Park, KS OVP4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,648
Initial Cost of Land	1,540
Initial Cost of Buildings & Improvements	16,269
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,540
Carrying Amount of Buildings and Improvements	16,269
Accumulated Depreciation	103
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Pembroke, ON PBK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,603
Initial Cost of Buildings & Improvements	13,630
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,603
Carrying Amount of Buildings and Improvements	13,630
Accumulated Depreciation	429
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1999
Seniors Housing Operating [Member] | Purley, England PUR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	9,676
Initial Cost of Buildings & Improvements	35,251
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	9,676
Carrying Amount of Buildings and Improvements	35,251
Accumulated Depreciation	0
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2005
Seniors Housing Operating [Member] | Rancho Palos Verdes, CA RPV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,450
Initial Cost of Buildings & Improvements	60,034
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,450
Carrying Amount of Buildings and Improvements	60,034
Accumulated Depreciation	347
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2004
Seniors Housing Operating [Member] | Roswell, GA RWL3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,080
Initial Cost of Buildings & Improvements	6,486
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,080
Carrying Amount of Buildings and Improvements	6,486
Accumulated Depreciation	50
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1997
Seniors Housing Operating [Member] | San Diego, CA SDG3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,810
Initial Cost of Buildings & Improvements	63,078
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,810
Carrying Amount of Buildings and Improvements	63,078
Accumulated Depreciation	4,168
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2001
Seniors Housing Operating [Member] | San Jose, CA SNJ2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,280
Initial Cost of Buildings & Improvements	46,823
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,280
Carrying Amount of Buildings and Improvements	46,823
Accumulated Depreciation	290
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2002
Seniors Housing Operating [Member] | Sandy Springs, GA SDS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,214
Initial Cost of Buildings & Improvements	8,360
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,214
Carrying Amount of Buildings and Improvements	8,360
Accumulated Depreciation	987
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1997
Seniors Housing Operating [Member] | Sevenoaks, England SVK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,131
Initial Cost of Buildings & Improvements	51,963
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,131
Carrying Amount of Buildings and Improvements	51,963
Accumulated Depreciation	1,104
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2009
Seniors Housing Operating [Member] | Sidcup, England SID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	9,773
Initial Cost of Buildings & Improvements	56,163
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	9,773
Carrying Amount of Buildings and Improvements	56,163
Accumulated Depreciation	0
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2000
Seniors Housing Operating [Member] | Solihull, England KNL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,667
Initial Cost of Buildings & Improvements	55,336
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,667
Carrying Amount of Buildings and Improvements	55,336
Accumulated Depreciation	893
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2009
Seniors Housing Operating [Member] | Sun City West, AZ SCW [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,886
Initial Cost of Land	1,250
Initial Cost of Buildings & Improvements	21,778
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,250
Carrying Amount of Buildings and Improvements	21,778
Accumulated Depreciation	127
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1998
Seniors Housing Operating [Member] | Sunnyvale, CA SNY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,420
Initial Cost of Buildings & Improvements	41,682
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,420
Carrying Amount of Buildings and Improvements	41,682
Accumulated Depreciation	262
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2002
Seniors Housing Operating [Member] | Suwanee, GA SWE4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,560
Initial Cost of Buildings & Improvements	11,538
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,560
Carrying Amount of Buildings and Improvements	11,538
Accumulated Depreciation	1,106
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2000
Seniors Housing Operating [Member] | Tucson, AZ TCS5 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,852
Initial Cost of Land	830
Initial Cost of Buildings & Improvements	6,179
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	830
Carrying Amount of Buildings and Improvements	6,179
Accumulated Depreciation	36
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 1997
Seniors Housing Operating [Member] | Victoria, BC VTA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,168
Initial Cost of Land	3,716
Initial Cost of Buildings & Improvements	18,977
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,716
Carrying Amount of Buildings and Improvements	18,977
Accumulated Depreciation	650
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2002
Seniors Housing Operating [Member] | Virginia Water, England VGW [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,106
Initial Cost of Buildings & Improvements	29,937
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	7,106
Carrying Amount of Buildings and Improvements	29,937
Accumulated Depreciation	0
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2002
Seniors Housing Operating [Member] | Winchester, England WNC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,887
Initial Cost of Buildings & Improvements	37,873
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	7,887
Carrying Amount of Buildings and Improvements	37,873
Accumulated Depreciation	744
Year Acquired	Jan 1, 2012
Year Built	Jan 1, 2010
Total investments in real property owned [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,301,987
Initial Cost of Land	1,386,457
Initial Cost of Buildings & Improvements	16,155,041
Cost Capitalized Subsequent to Acquisition	600,293
Carrying Amount of Land	1,365,391
Carrying Amount of Buildings and Improvements	16,717,008
Accumulated Depreciation	$ 1,555,055

Real Estate and Accumulated Depreciation (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Investment in real estate:
Balance at beginning of year	$ 14,844,319	[1]	$ 8,992,495	[1]	$ 6,336,291
Additions:
Acquisitions	2,923,251		4,525,737		1,707,421
Improvements	449,964		426,000		398,510
Conversions from loans receivable	0		0		10,070
Assumed other items, net	108,404		210,411		208,314
Assumed debt	481,598		961,928		559,508
Purchase price adjustments	0		0		0
Total additions	3,969,299		6,124,076		2,883,823
Deductions:
Cost of real estate sold	(581,696)		(250,047)		(216,300)
Reclassification of accumulated depreciation and amortization for assets held for sale	(120,236)		(10,011)		(10,372)
Impairment of assets	(29,287)		(12,194)		(947)
Total deductions	(731,219)		(272,252)		(227,619)
Foreign currency change	6,082
Balance at end of year	18,082,399	[1]	14,844,319	[1]	8,992,495	[1]
Accumulated depreciation:
Balance at beginning of year	1,194,476		836,966		677,851
Additions:
Depreciation and amortization expenses	533,585		423,605		202,543
Amortization of above market leases	7,204		6,409		2,524
Reclassification of lease commissions	0		0		0
Total additions	540,789		430,014		205,067
Deductions:
Sale of properties	(59,974)		(63,997)		(31,919)
Reclassification of accumulated depreciation and amortization for assets held for sale	(120,236)		(8,507)		(14,033)
Total deductions	(180,210)		(72,504)		(45,952)
Balance at end of year	1,555,055		1,194,476		836,966
Reconciliation of real property (Textual) [Abstract]
Aggregate cost for tax purposes for real property	$ 14,788,080		$ 13,604,448		$ 8,802,656

[1]	(3) The aggregate cost for tax purposes for real property equals $14,788,080,000, $13,604,448,000 and $8,802,656,000 at December 31, 2012, 2011 and 2010, respectively.

Mortgage Loans on Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans on Real Estate
Prior Liens	$ 32,857
Face Amount of Mortgages	115,202
Carrying Amount of Mortgages	87,955
Principal Amount of Loans Subject to Delinquent Principal or Interest	2,650
Reconciliation of mortgage loans:
Balance at beginning of year	63,934	109,283	74,517
Additions:
New mortgage loans	40,641	11,286	73,439
Total additions	40,641	11,286	73,439
Deductions:
Collections of principal	(11,819)	(50,579)	(10,540)
Conversions of real property	(3,300)	(4,000)	(10,070)
Charge-offs	(1,501)	0	(18,063)
Reclass to other real estate loans	0	(2,056)	0
Total deductions	(16,620)	(56,635)	(38,673)
Balance at end of year	87,955	63,934	109,283
First mortgage relating to one medical office building in Texas One [Member]
Mortgage Loans on Real Estate
Interest Rate	6.18%
Final Maturity Date	Dec 31, 2017
Periodic Payment Terms	$114,643
Prior Liens	0
Face Amount of Mortgages	22,244
Carrying Amount of Mortgages	22,244
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First mortgage relating to one hospital in California One [Member]
Mortgage Loans on Real Estate
Interest Rate	8.72%
Final Maturity Date	Dec 1, 2017
Periodic Payment Terms	$127,158
Prior Liens	0
Face Amount of Mortgages	17,500
Carrying Amount of Mortgages	17,500
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First mortgage relating to one medical office building in Texas Two [Member]
Mortgage Loans on Real Estate
Interest Rate	6.18%
Final Maturity Date	Dec 31, 2017
Periodic Payment Terms	$82,941
Prior Liens	0
Face Amount of Mortgages	16,093
Carrying Amount of Mortgages	16,093
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First mortgage relating to one hospital In California Two [Member]
Mortgage Loans on Real Estate
Interest Rate	10.14%
Final Maturity Date	Jun 1, 2020
Periodic Payment Terms	$160,435
Prior Liens	0
Face Amount of Mortgages	21,050
Carrying Amount of Mortgages	15,187
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First Mortgage Relating To One Medical Office Building In Georgia [Member]
Mortgage Loans on Real Estate
Interest Rate	6.50%
Final Maturity Date	Oct 1, 2014
Periodic Payment Terms	$38,556
Prior Liens	0
Face Amount of Mortgages	6,100
Carrying Amount of Mortgages	6,014
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Second mortgage relating to one senior housing facility in New Hampshire [Member]
Mortgage Loans on Real Estate
Interest Rate	8.11%
Final Maturity Date	Oct 1, 2016
Periodic Payment Terms	$21,056
Prior Liens	17,670
Face Amount of Mortgages	3,235
Carrying Amount of Mortgages	3,056
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First Mortgage Relating To One Senior Housing Facility In Arizona [Member]
Mortgage Loans on Real Estate
Interest Rate	3.55%
Final Maturity Date	Jan 1, 2014
Periodic Payment Terms	$12,275
Prior Liens	0
Face Amount of Mortgages	4,500
Carrying Amount of Mortgages	2,650
Principal Amount of Loans Subject to Delinquent Principal or Interest	2,650
First mortgage relating to one senior housing facility in Texas [Member]
Mortgage Loans on Real Estate
Interest Rate	10.25%
Final Maturity Date	Mar 1, 2013
Periodic Payment Terms	$56,307
Prior Liens	0
Face Amount of Mortgages	2,635
Carrying Amount of Mortgages	2,498
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Second mortgage relating to one hospital in California [Member]
Mortgage Loans on Real Estate
Interest Rate	9.83%
Final Maturity Date	Oct 31, 2013
Periodic Payment Terms	$138,308
Prior Liens	15,187
Face Amount of Mortgages	13,000
Carrying Amount of Mortgages	1,323
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First mortgage relating to one hospital in California Three [Member]
Mortgage Loans on Real Estate
Interest Rate	10.13%
Final Maturity Date	Jan 14, 2014
Periodic Payment Terms	$131,481
Prior Liens	0
Face Amount of Mortgages	8,045
Carrying Amount of Mortgages	1,215
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First mortgage relating to one medical office building in Georgia Two [Member]
Mortgage Loans on Real Estate
Interest Rate	8.11%
Final Maturity Date	Oct 1, 2014
Periodic Payment Terms	$1,206
Prior Liens	0
Face Amount of Mortgages	800
Carrying Amount of Mortgages	175
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0